UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Strategic Advisers® Value Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contract

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2019	Past 1 year	Past 5 years	Past 10 years
Strategic Advisers® Value Fund	(2.53)%	6.65%	11.55%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Value Fund on December 30, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$29,825	Strategic Advisers® Value Fund
$31,979	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.74% for the six months ending May 31, 2019, as U.S. stocks began the year on a high note after a volatile final month of 2018. Upbeat company earnings/outlooks and signs the U.S. Federal Reserve may pause on rates boosted the index to an all-time high on April 30. In May, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to December 2018, when the index returned -9.03% because many investors fled from risk assets as they were still dealing with economic jitters, lingering uncertainty related to global trade and another rate hike. For the full six months, growth stocks had a comfortable lead over value, while large-caps soundly bested small-caps. By sector, seven of 11 categories registered a gain. Real estate rose roughly 10% to lead the way, followed by information technology and utilities (each +7%). Communication services – a newly reconstituted mix of telecommunications stocks and higher-growth media names – gained 6% and consumer discretionary advanced about 4%. Industrials and consumer staples each finished at roughly breakeven. In contrast, the energy (-10%) and health care (-7%) sectors stood out as notable laggards, while financials (-3%) and materials (-2%) also lost ground and trailed the broader market.

Comments from Lead Portfolio Manager John Stone:  For the year, the Fund returned -2.53%, trailing the 1.45% gain of the benchmark Russell 1000® Value Index. At the total Fund level, the portfolio had underweighted exposure to market sectors considered to be more defensive, due to the elevated valuations of these groups. This positioning worked against relative performance because investors flocked to the lower comparative volatility of these stocks amid market turbulence in October and November. Substantial exposure to quantitative strategies, which struggled during periods of market volatility, also weighed on performance versus the benchmark. Sub-adviser LSV Asset Management was the biggest relative detractor, as its quantitative deep-value approach emphasizing cyclical stocks trading at relatively cheap valuations materially underperformed the Fund's benchmark. Sub-adviser Brandywine Global Investment Management also hampered relative performance, partly due to underweighted exposure to more-defensive industry groups. On the plus side, Invesco Diversified Dividend Fund added the most value among active managers, as its defensive, income-oriented strategy was generally in the market’s sweet spot this period. As of May 31, we continued to reduce economically sensitive risk in the portfolio – a process we began in the prior reporting period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)

% of fund's net assets
Invesco Diversified Dividend Fund - Class A	5.1
Fidelity SAI U.S. Low Volatility Index Fund	3.9
JPMorgan Chase & Co.	2.6
Pfizer, Inc.	2.3
Bank of America Corp.	2.3
Johnson & Johnson	2.3
Verizon Communications, Inc.	2.0
Fidelity SAI U.S. Large Cap Index Fund	1.8
Cisco Systems, Inc.	1.8
Citigroup, Inc.	1.8
25.9

Top Five Market Sectors as of May 31, 2019

(stocks only)

% of fund's net assets
Financials	24.4
Health Care	12.1
Information Technology	11.7
Industrials	9.2
Energy	6.9

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Common Stocks	87.5%
Large Blend Funds	5.7%
Large Value Funds	5.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Assets allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,658,000	$50,701,640
Verizon Communications, Inc.	3,476,650	188,955,928
		239,657,568
Entertainment - 0.1%
Cinemark Holdings, Inc.	27,849	1,057,984
Viacom, Inc. Class B (non-vtg.)	427,096	12,398,597
		13,456,581
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	12,828	14,194,182
Twitter, Inc. (a)	290,000	10,567,600
		24,761,782
Media - 1.9%
Altice U.S.A., Inc. Class A	112,627	2,645,608
CBS Corp. Class B	215,136	10,386,766
Charter Communications, Inc. Class A (a)	26,446	9,964,853
Comcast Corp. Class A	2,226,934	91,304,294
DISH Network Corp. Class A (a)	713,052	25,748,308
Entercom Communications Corp. Class A	508,121	2,942,021
Fox Corp. Class A	158,829	5,595,546
Gannett Co., Inc.	247,600	1,946,136
Interpublic Group of Companies, Inc.	153,170	3,250,267
Liberty Global PLC Class C (a)	230,283	5,582,060
Nexstar Broadcasting Group, Inc. Class A	49,112	4,918,567
Omnicom Group, Inc.	83,019	6,422,350
Tegna, Inc.	402,400	6,092,336
		176,799,112

TOTAL COMMUNICATION SERVICES		454,675,043

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.6%
Aptiv PLC	100,329	6,425,069
BorgWarner, Inc.	390,216	13,844,864
Cooper Tire & Rubber Co.	265,127	7,312,203
Gentex Corp.	109,367	2,336,079
Lear Corp.	179,600	21,377,788
The Goodyear Tire & Rubber Co.	685,300	9,189,873
		60,485,876
Automobiles - 1.0%
Ford Motor Co.	3,514,036	33,453,623
General Motors Co.	1,344,824	44,836,432
Harley-Davidson, Inc.	459,062	15,020,509
Thor Industries, Inc.	82,400	4,255,136
		97,565,700
Distributors - 0.1%
Genuine Parts Co.	73,699	7,288,831
Diversified Consumer Services - 0.0%
H&R Block, Inc.	76,609	2,010,986
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc. (b)	306,859	11,528,693
Carnival Corp.	212,740	10,890,161
Hilton Worldwide Holdings, Inc.	48,403	4,329,164
Hyatt Hotels Corp. Class A	14,479	1,045,963
Las Vegas Sands Corp.	226,816	12,474,880
Norwegian Cruise Line Holdings Ltd. (a)	85,391	4,671,742
Royal Caribbean Cruises Ltd.	248,304	30,233,495
U.S. Foods Holding Corp. (a)	37,439	1,293,892
Wyndham Destinations, Inc.	317,577	12,633,213
Wyndham Hotels & Resorts, Inc.	103,244	5,507,035
		94,608,238
Household Durables - 0.9%
D.R. Horton, Inc.	140,679	6,015,434
Leggett & Platt, Inc.	48,747	1,731,006
Lennar Corp.:
Class A	332,544	16,514,135
Class B	6,200	244,962
NVR, Inc. (a)	1,392	4,456,585
PulteGroup, Inc.	612,607	18,990,817
Sony Corp. sponsored ADR	243,000	11,664,000
Toll Brothers, Inc.	113,820	3,957,521
Whirlpool Corp.	190,422	21,875,679
		85,450,139
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	67,217	2,415,107
Expedia, Inc.	36,757	4,227,055
The Booking Holdings, Inc. (a)	5,041	8,349,005
		14,991,167
Leisure Products - 0.0%
Polaris Industries, Inc.	23,000	1,837,240
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	4,438,080
Dillard's, Inc. Class A (b)	109,300	6,192,938
Kohl's Corp.	484,068	23,874,234
Macy's, Inc.	348,100	7,160,417
Nordstrom, Inc. (b)	162,230	5,077,799
Target Corp.	609,020	48,995,659
		95,739,127
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	477,400	8,306,760
AutoZone, Inc. (a)	29,117	29,906,362
Best Buy Co., Inc.	477,610	29,931,819
CarMax, Inc. (a)	72,111	5,644,849
Dick's Sporting Goods, Inc.	233,200	8,047,732
Foot Locker, Inc.	40,497	1,593,557
Gap, Inc.	154,921	2,893,924
L Brands, Inc.	103,700	2,329,102
Lowe's Companies, Inc.	80,794	7,536,464
Murphy U.S.A., Inc. (a)	36,694	2,945,060
Office Depot, Inc.	579,800	1,136,408
Penske Automotive Group, Inc.	203,300	8,684,976
The Home Depot, Inc.	89,923	17,071,882
Tiffany & Co., Inc.	48,413	4,314,082
		130,342,977
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	32,732	3,069,607
Hanesbrands, Inc.	118,311	1,756,918
Ralph Lauren Corp.	19,708	2,071,902
		6,898,427

TOTAL CONSUMER DISCRETIONARY		597,218,708

CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Coca-Cola European Partners PLC	82,223	4,555,154
Keurig Dr. Pepper, Inc.	110,819	3,123,988
Molson Coors Brewing Co. Class B	421,471	23,172,476
The Coca-Cola Co.	290,000	14,247,700
		45,099,318
Food & Staples Retailing - 1.1%
Kroger Co.	1,565,992	35,720,278
Walgreens Boots Alliance, Inc.	1,350,763	66,646,646
		102,366,924
Food Products - 1.6%
Archer Daniels Midland Co.	222,700	8,533,864
Campbell Soup Co.	111,840	4,060,910
Ingredion, Inc.	199,055	15,160,029
Kellogg Co.	127,759	6,715,013
Mondelez International, Inc.	228,162	11,602,038
Pilgrim's Pride Corp. (a)	423,300	10,823,781
Post Holdings, Inc. (a)	57,895	6,084,765
The J.M. Smucker Co.	286,745	34,856,722
Tyson Foods, Inc. Class A	667,923	50,688,676
		148,525,798
Household Products - 0.4%
Clorox Co.	13,858	2,062,209
Energizer Holdings, Inc.	98,965	4,049,648
Procter & Gamble Co.	278,000	28,608,980
		34,720,837
Personal Products - 0.1%
Coty, Inc. Class A	188,611	2,327,460
Unilever NV (NY Reg.)	207,000	12,444,840
		14,772,300
Tobacco - 0.8%
Altria Group, Inc.	705,222	34,598,191
Philip Morris International, Inc.	586,449	45,232,811
		79,831,002

TOTAL CONSUMER STAPLES		425,316,179

ENERGY - 6.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	310,000	6,599,900
Helmerich & Payne, Inc.	43,340	2,119,759
		8,719,659
Oil, Gas & Consumable Fuels - 6.8%
Cabot Oil & Gas Corp.	159,500	3,990,690
Canadian Natural Resources Ltd.	206,947	5,590,141
Chevron Corp.	1,461,716	166,416,367
Cimarex Energy Co.	80,644	4,612,030
ConocoPhillips Co.	1,143,408	67,415,336
Diamondback Energy, Inc.	40,569	3,978,196
Encana Corp.	7,647	40,300
EQT Corp.	128,008	2,342,546
Equitrans Midstream Corp.	111,251	2,209,445
Exxon Mobil Corp.	2,246,552	158,988,485
Gulfport Energy Corp. (a)	1,106,553	6,052,845
Hess Corp.	125,597	7,015,848
Kinder Morgan, Inc.	1,145,645	22,855,618
Marathon Petroleum Corp.	404,356	18,596,332
Murphy Oil Corp.	55,791	1,386,406
Noble Energy, Inc.	408,758	8,747,421
Occidental Petroleum Corp.	72,738	3,620,170
PBF Energy, Inc. Class A	460,944	12,168,922
Phillips 66 Co.	717,545	57,977,636
Pioneer Natural Resources Co.	98,066	13,921,449
Royal Dutch Shell PLC Class A sponsored ADR	264,583	16,353,875
The Williams Companies, Inc.	249,805	6,589,856
Valero Energy Corp.	664,755	46,798,752
		637,668,666

TOTAL ENERGY		646,388,325

FINANCIALS - 24.4%
Banks - 12.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	1,627,000	8,834,610
Bank of America Corp.	8,224,151	218,762,417
BB&T Corp.	780,576	36,491,928
BOK Financial Corp.	94,000	7,043,420
CIT Group, Inc.	303,208	14,414,508
Citigroup, Inc.	2,691,915	167,302,517
Citizens Financial Group, Inc.	407,302	13,269,899
Comerica, Inc.	58,741	4,042,556
Commerce Bancshares, Inc.	154,924	8,881,793
Cullen/Frost Bankers, Inc.	105,268	9,607,810
East West Bancorp, Inc.	189,000	8,074,080
Fifth Third Bancorp	855,662	22,675,043
First Republic Bank	36,519	3,543,073
Huntington Bancshares, Inc.	427,045	5,402,119
JPMorgan Chase & Co.	2,291,614	242,819,419
KeyCorp	1,180,326	18,849,806
M&T Bank Corp.	127,731	20,385,868
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,340,000	6,150,600
PNC Financial Services Group, Inc.	427,322	54,380,998
Popular, Inc.	36,455	1,903,316
Prosperity Bancshares, Inc.	27,755	1,798,802
Regions Financial Corp.	2,625,560	36,311,495
Signature Bank	18,165	2,080,801
SunTrust Banks, Inc.	982,932	58,985,749
U.S. Bancorp	802,877	40,304,425
Webster Financial Corp.	36,700	1,625,076
Wells Fargo & Co.	3,030,299	134,454,367
Zions Bancorp NA	78,661	3,387,929
		1,151,784,424
Capital Markets - 3.3%
Ameriprise Financial, Inc.	453,573	62,697,396
Bank of New York Mellon Corp.	403,625	17,230,751
BlackRock, Inc. Class A	58,277	24,217,590
Charles Schwab Corp.	657,293	27,349,962
E*TRADE Financial Corp.	102,910	4,610,368
Franklin Resources, Inc.	191,315	6,087,643
Goldman Sachs Group, Inc.	206,825	37,743,494
Invesco Ltd.	149,366	2,918,612
LPL Financial	31,335	2,513,694
Morgan Stanley	1,510,632	61,467,616
Northern Trust Corp.	131,951	11,284,450
Raymond James Financial, Inc.	52,922	4,370,299
SEI Investments Co.	57,452	2,886,963
State Street Corp.	148,200	8,188,050
T. Rowe Price Group, Inc.	179,261	18,130,458
TD Ameritrade Holding Corp.	208,744	10,385,014
The NASDAQ OMX Group, Inc.	51,548	4,672,311
		306,754,671
Consumer Finance - 2.1%
Ally Financial, Inc.	172,903	4,991,710
American Express Co.	456,258	52,337,355
Capital One Financial Corp.	773,751	66,441,998
Credit Acceptance Corp. (a)	7,087	3,234,436
Discover Financial Services	630,606	47,011,677
Navient Corp.	530,400	6,916,416
Nelnet, Inc. Class A	56,400	3,341,700
Santander Consumer U.S.A. Holdings, Inc.	143,393	3,210,569
Synchrony Financial	259,794	8,736,872
		196,222,733
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	173,683	34,288,498
Jefferies Financial Group, Inc.	141,918	2,507,691
Voya Financial, Inc.	69,807	3,555,271
		40,351,460
Insurance - 6.1%
AFLAC, Inc.	659,295	33,821,834
Alleghany Corp. (a)	10,420	6,911,586
Allstate Corp.	647,741	61,865,743
American Financial Group, Inc.	166,408	16,341,266
American International Group, Inc.	836,343	42,712,037
Aon PLC	50,662	9,122,706
Arch Capital Group Ltd. (a)	60,050	2,067,522
Athene Holding Ltd. (a)	60,977	2,478,715
Chubb Ltd.	403,432	58,929,312
Cincinnati Financial Corp.	65,288	6,413,893
Everest Re Group Ltd.	90,655	22,451,617
Fairfax Financial Holdings Ltd.	7,214	3,302,784
FNF Group	93,137	3,590,431
Genworth Financial, Inc. Class A	341,100	992,601
Hartford Financial Services Group, Inc.	620,408	32,670,685
Lincoln National Corp.	618,949	36,796,518
Loews Corp.	394,755	20,274,617
Markel Corp. (a)	5,562	5,889,435
Marsh & McLennan Companies, Inc.	64,272	6,144,403
MetLife, Inc.	937,716	43,331,856
Principal Financial Group, Inc.	104,960	5,412,787
Progressive Corp.	191,255	15,162,696
Prudential Financial, Inc.	516,591	47,722,677
Reinsurance Group of America, Inc.	26,187	3,877,247
The Travelers Companies, Inc.	371,607	54,094,831
Torchmark Corp.	111,582	9,541,377
Unum Group	462,870	14,575,776
W.R. Berkley Corp.	72,615	4,516,653
		571,013,605
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	1,622,800	14,296,868
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	131,498	1,305,775
Radian Group, Inc.	745,800	16,743,210
		18,048,985

TOTAL FINANCIALS		2,298,472,746

HEALTH CARE - 12.1%
Biotechnology - 2.8%
AbbVie, Inc.	961,152	73,729,970
Amgen, Inc.	615,256	102,563,175
Biogen, Inc. (a)	86,828	19,040,512
Celgene Corp. (a)	166,723	15,636,950
Gilead Sciences, Inc.	823,768	51,279,558
		262,250,165
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (a)(b)	178,000	10,356,040
Danaher Corp.	142,000	18,745,420
Medtronic PLC	370,055	34,259,692
Zimmer Biomet Holdings, Inc.	50,013	5,697,981
		69,059,133
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	215,000	6,927,300
AmerisourceBergen Corp.	123,749	9,635,097
Anthem, Inc.	30,317	8,427,520
Cardinal Health, Inc.	230,400	9,692,928
Cigna Corp.	100,585	14,888,592
CVS Health Corp.	226,759	11,875,369
DaVita HealthCare Partners, Inc. (a)	15,377	667,669
HCA Holdings, Inc.	433,254	52,406,404
Henry Schein, Inc. (a)	56,164	3,620,331
Laboratory Corp. of America Holdings (a)	40,576	6,598,063
McKesson Corp.	259,283	31,668,826
Quest Diagnostics, Inc.	151,454	14,525,953
UnitedHealth Group, Inc.	80,924	19,567,423
Universal Health Services, Inc. Class B	98,600	11,787,630
		202,289,105
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. Class A (a)	9,300	2,668,449
Pharmaceuticals - 6.4%
Allergan PLC	41,778	5,093,156
Bristol-Myers Squibb Co.	500,818	22,722,113
Johnson & Johnson	1,629,042	213,648,858
Mallinckrodt PLC (a)	89,508	777,825
Merck & Co., Inc.	1,511,231	119,704,608
Novartis AG sponsored ADR	189,749	16,250,104
Novo Nordisk A/S Series B sponsored ADR	61,638	2,909,314
Pfizer, Inc.	5,317,331	220,775,583
		601,881,561

TOTAL HEALTH CARE		1,138,148,413

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	181,887	29,251,067
Huntington Ingalls Industries, Inc.	119,959	24,605,990
Lockheed Martin Corp.	105,266	35,636,752
Moog, Inc. Class A	80,600	6,643,052
Northrop Grumman Corp.	63,952	19,393,444
Raytheon Co.	255,100	44,514,950
Spirit AeroSystems Holdings, Inc. Class A	290,785	23,565,216
Textron, Inc.	79,673	3,609,187
The Boeing Co.	22,716	7,760,013
United Technologies Corp.	194,111	24,516,219
Vectrus, Inc. (a)	37,733	1,331,598
		220,827,488
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	51,500	4,100,945
FedEx Corp.	115,800	17,865,624
United Parcel Service, Inc. Class B	336,479	31,265,629
		53,232,198
Airlines - 1.3%
Alaska Air Group, Inc.	46,566	2,710,141
American Airlines Group, Inc.	151,049	4,113,064
Delta Air Lines, Inc.	1,092,716	56,274,874
JetBlue Airways Corp. (a)	114,345	1,970,164
Southwest Airlines Co.	436,576	20,781,018
United Continental Holdings, Inc. (a)	474,934	36,878,625
		122,727,886
Building Products - 0.5%
Allegion PLC	135,400	13,140,570
Fortune Brands Home & Security, Inc.	52,760	2,535,646
Johnson Controls International PLC	560,416	21,587,224
Masco Corp.	110,636	3,863,409
Owens Corning	131,392	6,368,570
		47,495,419
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	6,178,920
LSC Communications, Inc.	80,075	388,364
R.R. Donnelley & Sons Co.	213,533	474,043
		7,041,327
Construction & Engineering - 0.0%
AECOM (a)	44,079	1,406,120
Quanta Services, Inc.	53,602	1,863,206
		3,269,326
Electrical Equipment - 0.8%
Acuity Brands, Inc.	15,042	1,860,244
Eaton Corp. PLC	728,968	54,300,826
Emerson Electric Co.	231,700	13,957,608
Hubbell, Inc. Class B	20,592	2,358,608
Sensata Technologies, Inc. PLC (a)	60,993	2,603,791
		75,081,077
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	42,565	5,674,340
Honeywell International, Inc.	53,136	8,730,776
		14,405,116
Machinery - 2.6%
AGCO Corp.	202,138	13,454,305
Allison Transmission Holdings, Inc.	241,891	10,011,868
Apergy Corp. (a)	68,677	2,129,674
Caterpillar, Inc.	335,435	40,188,467
Crane Co.	16,783	1,283,228
Cummins, Inc.	313,044	47,194,513
Deere & Co.	120,021	16,823,344
Dover Corp.	194,313	17,373,525
Illinois Tool Works, Inc.	44,137	6,163,291
Middleby Corp. (a)	18,360	2,395,429
Oshkosh Corp.	433,423	30,855,383
PACCAR, Inc.	140,349	9,237,771
Parker Hannifin Corp.	126,370	19,248,678
Pentair PLC	64,819	2,256,998
Snap-On, Inc.	22,594	3,522,856
Stanley Black & Decker, Inc.	57,153	7,271,005
Timken Co.	169,200	7,446,492
Trinity Industries, Inc.	382,700	7,378,456
WABCO Holdings, Inc. (a)	17,153	2,245,499
		246,480,782
Professional Services - 0.1%
Manpower, Inc.	22,500	1,924,200
Nielsen Holdings PLC	134,000	3,045,820
Robert Half International, Inc.	42,704	2,291,497
		7,261,517
Road & Rail - 0.5%
AMERCO	7,839	2,886,477
J.B. Hunt Transport Services, Inc.	39,011	3,321,397
Kansas City Southern	111,152	12,591,299
Knight-Swift Transportation Holdings, Inc. Class A	65,220	1,802,681
Ryder System, Inc.	184,000	9,292,000
Union Pacific Corp.	84,388	14,074,231
		43,968,085
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	11,086,878
HD Supply Holdings, Inc. (a)	64,400	2,671,956
United Rentals, Inc. (a)	29,400	3,236,940
W.W. Grainger, Inc.	19,979	5,228,305
		22,224,079

TOTAL INDUSTRIALS		864,014,300

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	3,218,296	167,447,941
CommScope Holding Co., Inc. (a)	186,365	3,009,795
Juniper Networks, Inc.	539,019	13,265,258
		183,722,994
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	303,308	19,005,279
CDW Corp.	59,294	5,836,901
Corning, Inc.	1,156,080	33,341,347
Flextronics International Ltd. (a)	371,969	3,325,403
Tech Data Corp. (a)	166,200	15,066,030
Vishay Intertechnology, Inc.	590,800	9,003,792
		85,578,752
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A	204,870	12,687,599
CSG Systems International, Inc.	185,800	8,333,130
DXC Technology Co.	257,767	12,254,243
IBM Corp.	585,551	74,359,121
Leidos Holdings, Inc.	54,307	4,090,946
PayPal Holdings, Inc. (a)	153,000	16,791,750
The Western Union Co.	183,046	3,551,092
		132,067,881
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	54,002	5,217,673
Applied Materials, Inc.	615,180	23,801,314
Cirrus Logic, Inc. (a)	198,579	7,420,897
Intel Corp.	3,638,011	160,218,004
Lam Research Corp.	259,927	45,385,853
Microchip Technology, Inc. (b)	175,000	14,005,250
NXP Semiconductors NV	93,207	8,217,129
ON Semiconductor Corp. (a)	155,444	2,760,685
Qorvo, Inc. (a)	47,582	2,911,067
Qualcomm, Inc.	19,737	1,318,826
Skyworks Solutions, Inc.	239,896	15,984,270
Teradyne, Inc.	78,198	3,295,264
Texas Instruments, Inc.	271,903	28,362,202
		318,898,434
Software - 1.8%
Adobe, Inc. (a)	93,000	25,193,700
ANSYS, Inc. (a)	80,000	14,360,000
CDK Global, Inc.	45,811	2,217,252
Microsoft Corp.	278,263	34,415,568
Oracle Corp.	1,767,590	89,440,054
		165,626,574
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	596,352	104,403,345
Hewlett Packard Enterprise Co.	1,847,911	25,353,339
HP, Inc.	1,995,670	37,279,116
NCR Corp. (a)	395,900	12,114,540
NetApp, Inc.	88,587	5,244,350
Seagate Technology LLC	343,000	14,354,550
Western Digital Corp.	177,300	6,599,106
Xerox Corp.	431,873	13,219,633
		218,567,979

TOTAL INFORMATION TECHNOLOGY		1,104,462,614

MATERIALS - 3.4%
Chemicals - 1.9%
AdvanSix, Inc. (a)	60,711	1,480,134
Albemarle Corp. U.S. (b)	37,937	2,401,412
Cabot Corp.	215,400	8,603,076
Celanese Corp. Class A	247,039	23,451,412
Dow, Inc. (a)	110,941	5,187,601
DowDuPont, Inc.	332,824	10,157,788
Eastman Chemical Co.	400,767	26,017,794
FMC Corp.	96,127	7,060,528
Huntsman Corp.	639,400	11,106,378
LyondellBasell Industries NV Class A	561,231	41,671,402
Nutrien Ltd.	155,930	7,604,991
PPG Industries, Inc.	217,594	22,771,212
The Chemours Co. LLC	279,700	5,898,873
The Mosaic Co.	159,338	3,420,987
		176,833,588
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR (a)	569,368	2,345,796
CRH PLC sponsored ADR	144,959	4,544,465
Martin Marietta Materials, Inc.	104,742	22,048,191
		28,938,452
Containers & Packaging - 0.8%
Avery Dennison Corp.	31,356	3,262,905
Ball Corp.	143,627	8,817,262
Berry Global Group, Inc. (a)	46,753	2,198,326
Graphic Packaging Holding Co.	339,074	4,407,962
International Paper Co.	459,135	19,040,328
Packaging Corp. of America	238,511	21,246,560
Sealed Air Corp.	58,662	2,457,938
Sonoco Products Co.	37,256	2,303,538
WestRock Co.	469,920	15,319,392
		79,054,211
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	586,049	7,288,757
Nucor Corp.	126,703	6,081,744
Reliance Steel & Aluminum Co.	28,864	2,403,505
		15,774,006
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	8,876,755
Schweitzer-Mauduit International, Inc.	199,000	6,226,710
		15,103,465

TOTAL MATERIALS		315,703,722

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent Class A	165,450	4,038,635
Brixmor Property Group, Inc.	306,215	5,251,587
EastGroup Properties, Inc.	29,742	3,301,362
Equity Lifestyle Properties, Inc.	70,000	8,516,200
Equity Residential (SBI)	71,222	5,453,469
Essex Property Trust, Inc.	16,034	4,677,759
Federal Realty Investment Trust (SBI)	32,776	4,284,806
Hospitality Properties Trust (SBI)	600,100	14,924,487
Kimco Realty Corp.	259,841	4,521,233
Lexington Corporate Properties Trust	1,090,900	10,003,553
Medical Properties Trust, Inc.	759,300	13,500,354
Mid-America Apartment Communities, Inc.	68,255	7,793,356
Omega Healthcare Investors, Inc.	414,600	14,768,052
Outfront Media, Inc.	201,288	4,961,749
Park Hotels & Resorts, Inc.	332,200	9,175,364
Piedmont Office Realty Trust, Inc. Class A	655,900	13,334,447
Public Storage	32,238	7,668,775
Rayonier, Inc.	143,004	4,025,563
SL Green Realty Corp.	90,779	7,806,994
Sun Communities, Inc.	66,000	8,333,820
VEREIT, Inc.	2,035,200	18,072,576
Weyerhaeuser Co.	66,907	1,525,480
		175,939,621
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	275,469	12,588,933
Howard Hughes Corp. (a)	5,072	521,604
Jones Lang LaSalle, Inc.	18,165	2,260,634
		15,371,171

TOTAL REAL ESTATE		191,310,792

UTILITIES - 2.2%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	298,958	25,746,263
Duke Energy Corp.	46,576	3,987,371
Edison International	128,202	7,611,353
Entergy Corp.	174,200	16,909,594
Eversource Energy	176,641	13,043,171
Exelon Corp.	867,400	41,704,592
FirstEnergy Corp.	439,500	18,124,980
NextEra Energy, Inc.	42,592	8,442,160
OGE Energy Corp.	63,536	2,640,556
Pinnacle West Capital Corp.	41,775	3,923,090
Xcel Energy, Inc.	172,408	9,885,875
		152,019,005
Gas Utilities - 0.1%
National Fuel Gas Co.	121,454	6,474,713
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	213,569	3,374,390
Multi-Utilities - 0.4%
Ameren Corp.	96,733	7,094,398
DTE Energy Co.	67,133	8,423,178
NiSource, Inc.	93,620	2,607,317
Public Service Enterprise Group, Inc.	201,028	11,812,405
WEC Energy Group, Inc.	125,781	10,131,660
		40,068,958

TOTAL UTILITIES		201,937,066

TOTAL COMMON STOCKS
(Cost $6,312,652,477)		8,237,647,908

Equity Funds - 11.2%
Large Blend Funds - 5.7%
Fidelity SAI U.S. Large Cap Index Fund (c)	11,464,362	169,787,209
Fidelity SAI U.S. Low Volatility Index Fund (c)	26,372,676	362,888,020

TOTAL LARGE BLEND FUNDS		532,675,229

Large Value Funds - 5.5%
Fidelity SAI U.S. Value Index Fund (c)	3,932,219	35,586,584
Invesco Diversified Dividend Fund - Class A	25,691,954	486,862,536

TOTAL LARGE VALUE FUNDS		522,449,120

TOTAL EQUITY FUNDS
(Cost $834,300,010)		1,055,124,349

Money Market Funds - 1.6%
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	45,989,375	45,993,974
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (f)	106,971,316	106,971,316
TOTAL MONEY MARKET FUNDS
(Cost $152,965,290)		152,965,290
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $7,299,917,777)		9,445,737,547
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(30,748,760)
NET ASSETS - 100%		$9,414,988,787

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$193,256
Total	$193,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$217,755,545	$--	$192,262,196	$--	$47,807,196	$(73,300,545)	$--
Fidelity Low-Priced Stock Fund	283,631,373	17,367,403	256,492,767	24,443,445	54,870,636	(99,376,645)	--
Fidelity SAI U.S. Large Cap Index Fund	--	500,000,001	304,207,175	--	(15,993,783)	(10,011,834)	169,787,209
Fidelity SAI U.S. Low Volatility Index Fund	154,255,175	372,561,406	197,047,135	4,426,849	9,532,883	23,585,691	362,888,020
Fidelity SAI U.S. Value Index Fund	10,055,602	431,730,043	415,325,557	1,298,321	11,958,319	(2,831,823)	35,586,584
Total	$665,697,695	$1,321,658,853	$1,365,334,830	$30,168,615	$108,175,251	$(161,935,156)	$568,261,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including securities loaned of $43,594,030) — See accompanying schedule: Unaffiliated issuers (cost $6,713,655,990)	$8,831,481,760
Fidelity Central Funds (cost $45,993,974)	45,993,974
Other affiliated issuers (cost $540,267,813)	568,261,813
Total Investment in Securities (cost $7,299,917,777)		$9,445,737,547
Receivable for investments sold		67,207,707
Receivable for fund shares sold		2,508,380
Dividends receivable		26,847,018
Interest receivable		210,865
Distributions receivable from Fidelity Central Funds		7,955
Prepaid expenses		37,885
Other receivables		173,320
Total assets		9,542,730,677
Liabilities
Payable for investments purchased	$73,710,417
Payable for fund shares redeemed	6,071,542
Accrued management fee	1,584,542
Other affiliated payables	107,760
Other payables and accrued expenses	268,674
Collateral on securities loaned	45,998,955
Total liabilities		127,741,890
Net Assets		$9,414,988,787
Net Assets consist of:
Paid in capital		$6,696,101,289
Total distributable earnings (loss)		2,718,887,498
Net Assets, for 520,288,600 shares outstanding		$9,414,988,787
Net Asset Value, offering price and redemption price per share ($9,414,988,787 ÷ 520,288,600 shares)		$18.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$266,938,657
Affiliated issuers		6,748,983
Interest		2,505,746
Income from Fidelity Central Funds		193,256
Total income		276,386,642
Expenses
Management fee	$47,819,767
Transfer agent fees	1,337,391
Accounting and security lending fees	1,328,649
Custodian fees and expenses	130,226
Independent trustees' fees and expenses	126,300
Registration fees	94,364
Audit	77,802
Legal	42,052
Miscellaneous	112,036
Total expenses before reductions	51,068,587
Expense reductions	(26,905,857)
Total expenses after reductions		24,162,730
Net investment income (loss)		252,223,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	765,966,711
Fidelity Central Funds	2,070
Other affiliated issuers	108,175,251
Foreign currency transactions	168
Futures contracts	(2,332,425)
Capital gain distributions from underlying funds:
Unaffiliated issuers	22,849,868
Affiliated issuers	23,419,632
Total net realized gain (loss)		918,081,275
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,228,480,680)
Affiliated issuers	(161,935,156)
Total change in net unrealized appreciation (depreciation)		(1,390,415,836)
Net gain (loss)		(472,334,561)
Net increase (decrease) in net assets resulting from operations		$(220,110,649)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$252,223,912	$213,597,850
Net realized gain (loss)	918,081,275	577,965,924
Change in net unrealized appreciation (depreciation)	(1,390,415,836)	626,540,775
Net increase (decrease) in net assets resulting from operations	(220,110,649)	1,418,104,549
Distributions to shareholders	(881,905,021)	–
Distributions to shareholders from net investment income	–	(201,991,822)
Distributions to shareholders from net realized gain	–	(632,443,426)
Total distributions	(881,905,021)	(834,435,248)
Share transactions
Proceeds from sales of shares	1,225,576,742	1,419,869,361
Reinvestment of distributions	878,317,765	831,430,096
Cost of shares redeemed	(2,832,648,067)	(2,342,706,572)
Net increase (decrease) in net assets resulting from share transactions	(728,753,560)	(91,407,115)
Total increase (decrease) in net assets	(1,830,769,230)	492,262,186
Net Assets
Beginning of period	11,245,758,017	10,753,495,831
End of period	$9,414,988,787	$11,245,758,017
Other Information
Undistributed net investment income end of period		$86,890,423
Shares
Sold	63,933,831	70,663,944
Issued in reinvestment of distributions	48,812,720	42,632,296
Redeemed	(147,882,523)	(116,231,716)
Net increase (decrease)	(35,135,972)	(2,935,476)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Fund

Years ended May 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.25	$19.26	$17.66	$19.26	$19.14
Income from Investment Operations
Net investment income (loss)A	.45	.38	.37	.34	.31
Net realized and unrealized gain (loss)	(1.01)	2.11	2.29	(.73)	1.59
Total from investment operations	(.56)	2.49	2.66	(.39)	1.90
Distributions from net investment income	(.42)	(.36)	(.34)	(.31)	(.27)
Distributions from net realized gain	(1.18)	(1.14)	(.72)	(.90)	(1.51)
Total distributions	(1.59)B	(1.50)	(1.06)	(1.21)	(1.78)
Net asset value, end of period	$18.10	$20.25	$19.26	$17.66	$19.26
Total ReturnC	(2.53)%	13.38%	15.56%	(1.97)%	10.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%	.60%	.60%	.58%	.56%
Expenses net of fee waivers, if any	.22%	.35%	.35%	.33%	.31%
Expenses net of all reductions	.22%	.35%	.35%	.33%	.31%
Net investment income (loss)	2.34%	1.88%	1.99%	1.94%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$9,414,989	$11,245,758	$10,753,496	$11,060,619	$13,270,015
Portfolio turnover rateF	38%	23%	32%	39%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.415 and distributions from net realized gain of $1.179 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $173,320 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,548,329,640
Gross unrealized depreciation	(445,371,080)
Net unrealized appreciation (depreciation)	$2,102,958,560
Tax Cost	$7,342,778,987

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$94,410,407
Undistributed long-term capital gain	$521,691,851
Net unrealized appreciation (depreciation) on securities and other investments	$2,102,958,560

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Ordinary Income	$229,552,987	$ 201,991,822
Long-term Capital Gains	652,352,034	632,443,426
Total	$881,905,021	$ 834,435,248

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,069,306,630 and $5,380,480,896, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .44% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management and Boston Partners Global Investors, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .01%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,938,129 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,827 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $193,256.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $26,905,857.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 12% of the total outstanding shares of Fidelity SAI U.S. Low Volatility Index Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Value Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Value Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.21%	$1,000.00	$960.40	$1.03
Hypothetical-C		$1,000.00	$1,023.88	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Funds's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Value Fund voted to pay on July 15, 2019, to shareholders of record at the opening of business on July 12, 2019, a distribution of $1.019 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.185 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2019, $941,250,636, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% and 99% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in July and December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

On December 5, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with Boston Partners Global Investors, Inc. (Boston Partners) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers LLC (Strategic Advisers) to Boston Partners, on behalf of the fund. The Board also approved amendments to the termination provision and the most favored nations provision of the Amended Sub-Advisory Agreement to recognize an exception for three legacy institutional accounts. The terms of the Amended Sub-Advisory Agreement are not materially different from those of the existing sub-advisory agreement, except with respect to the date of execution, the fee schedule, the termination and most favored nations provisions, and the updated reference to the legal entity name change for Strategic Advisers.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding Boston Partners, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2018 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets, or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding the sub-adviser's historical investment performance in managing fund assets at its June 2018 Board meeting and throughout the year. The Board noted that the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund, and considered Boston Partners' contribution to the fund's overall performance since being allocated assets to manage.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to Boston Partners under the Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under the Amended Sub-Advisory Agreement and the other factors considered.

In considering the lower fee schedule and the modifications to the most favored nations provision in the Amended Sub-Advisory Agreement, the Board took into account fees paid by certain legacy accounts managed by Boston Partners. The Board considered that Strategic Advisers had discussed with the Board that obtaining a lower rate than the fee schedule in the Amended Sub-Advisory Agreement from a comparable sub-adviser was unlikely. The Board also considered the reasonableness of the lower fee schedule in light of the differentiated and desirable exposure that the mandate provides to the Fund.

The Board considered that the amended termination provision in the Amended Sub-Advisory Agreement would serve to extend the period during which the Fund would potentially benefit from the new fee schedule, and noted that this amendment does not modify the ability of Strategic Advisers and the fund (by action of the Board or the fund's shareholders) to terminate the Amended Sub-Advisory Agreement without penalty on 60 days' notice.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to Boston Partners as assets allocated to the sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SUF-ANN-0719
1.912897.110

Strategic Advisers® Core Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contract

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2019	Past 1 year	Past 5 years	Life of fundA
Strategic Advisers® Core Fund	2.41%	8.85%	11.34%

 A From December 30, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Core Fund on December 30, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,514	Strategic Advisers® Core Fund
$29,735	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 3.78% for the 12 months ending May 31, 2019, as U.S. equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the U.S. Federal Reserve may pause on rates boosted the index to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, three defensive sectors stood out: real estate (+20%), utilities (+18%) and consumer staples (+16%). Information technology was up 7% and health care stocks rose about 8%. Communication services – a newly reconstituted mix of telecommunications stocks and higher-growth media names – gained 5%, as did consumer discretionary. In contrast, energy (-20%) fared worst, while materials (-7%), financials (-2%) and industrials (-1%) also lagged.

Comments from Lead Portfolio Manager John Stone:  For the fiscal year, the Fund gained 2.41%, trailing the benchmark S&P 500®. Underlying managers that were aggressively positioned or that had more of a value orientation performed poorly versus the benchmark. In contrast, strategies emphasizing company quality and low volatility aided the Fund’s relative performance. The Sector Managed strategy from sub-adviser FIAM℠ was the biggest relative detractor, hampered by its smaller-cap and higher-growth bias, as well as broadly negative stock selection. Value-focused sub-advisers LSV Asset Management and Brandywine Global Investment Management also worked against the Fund’s relative result. These managers struggled due to a combination of out-of-favor investment styles, weak stock selection in several market sectors and underweighted exposure to more-defensive industry groups. On the plus side, sub-adviser T. Rowe Price aided relative performance, partly because this manager’s benchmark-like, sector-neutral core strategy provided beneficial exposure to defensive market sectors. Sub-adviser OppenheimerFunds – which was acquired by Invesco Advisors during the period – outpaced the Fund’s benchmark and also contributed. As of May 31, we continued to reduce economically sensitive risk in the portfolio – a process we began in the prior reporting period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	8.7
JPMorgan U.S. Large Cap Core Plus Fund Select Class(a)	6.1
Fidelity SAI U.S. Large Cap Index Fund	4.9
Microsoft Corp.(b)	3.6
Amazon.com, Inc.	2.2
Apple, Inc.	1.9
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class C	1.6
PIMCO StocksPLUS Absolute Return Fund Institutional Class	1.5
Facebook, Inc. Class A	1.4
33.5

 (a) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (b) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2019

(stocks only)	% of fund's net assets
Information Technology	15.0
Financials	11.8
Health Care	10.9
Communication Services	8.5
Industrials	8.1

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Common Stocks	75.8%
Large Blend Funds	12.5%
Large Growth Funds	10.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Common Stocks - 75.8%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,316,478	$101,417,897
Verizon Communications, Inc.	2,131,274	115,834,742
		217,252,639
Entertainment - 1.8%
Activision Blizzard, Inc.	696,250	30,196,363
Cinemark Holdings, Inc.	8,061	306,237
Electronic Arts, Inc. (a)	762,578	70,980,760
Netflix, Inc. (a)	299,146	102,690,839
Take-Two Interactive Software, Inc. (a)	31,100	3,363,465
The Walt Disney Co.	1,229,428	162,333,673
Viacom, Inc. Class B (non-vtg.)	118,831	3,449,664
Vivendi SA (b)	3,070,304	82,672,252
		455,993,253
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (a)	131,598	145,613,187
Class C (a)	350,854	387,213,000
Facebook, Inc. Class A (a)	1,977,477	350,942,843
Momo, Inc. ADR	109,700	3,024,429
Twitter, Inc. (a)	161,903	5,899,745
		892,693,204
Media - 2.1%
Altice U.S.A., Inc. Class A	1,149,716	27,006,829
CBS Corp. Class B	38,388	1,853,373
Charter Communications, Inc. Class A (a)	191,081	71,999,321
Comcast Corp. Class A	7,745,393	317,561,113
Discovery Communications, Inc. Class C (non-vtg.) (a)	754,270	19,339,483
DISH Network Corp. Class A (a)	1,018,454	36,776,374
Fox Corp. Class A	360,200	12,689,846
Gannett Co., Inc.	184,400	1,449,384
Interpublic Group of Companies, Inc.	44,336	940,810
Liberty Broadband Corp. Class C (a)	275,976	27,087,044
Omnicom Group, Inc.	24,020	1,858,187
Tegna, Inc.	64,900	982,586
		519,544,350
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	337,101	24,756,697

TOTAL COMMUNICATION SERVICES		2,110,240,143

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.2%
Aptiv PLC	330,341	21,155,038
BorgWarner, Inc.	387,334	13,742,610
Cooper Tire & Rubber Co.	55,800	1,538,964
Garrett Motion, Inc. (a)(b)	25,861	397,742
Gentex Corp.	31,657	676,194
Lear Corp.	49,500	5,891,985
Magna International, Inc. Class A (sub. vtg.)	105,900	4,535,773
The Goodyear Tire & Rubber Co.	186,300	2,498,283
		50,436,589
Automobiles - 0.2%
Ferrari NV	112,200	16,046,844
Ford Motor Co.	981,231	9,341,319
General Motors Co.	559,633	18,658,164
Harley-Davidson, Inc.	117,454	3,843,095
Tesla, Inc. (a)(b)	11,000	2,036,760
Thor Industries, Inc.	14,440	745,682
		50,671,864
Distributors - 0.0%
Genuine Parts Co.	13,533	1,338,414
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	65,100	2,499,840
Grand Canyon Education, Inc. (a)	6,100	731,146
H&R Block, Inc.	22,212	583,065
		3,814,051
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (b)	44,600	1,675,622
Carnival Corp.	266,020	13,617,564
Darden Restaurants, Inc.	108,400	12,609,088
Domino's Pizza, Inc.	76,904	21,494,668
Hilton Worldwide Holdings, Inc.	157,161	14,056,480
Hyatt Hotels Corp. Class A	4,191	302,758
Las Vegas Sands Corp.	27,226	1,497,430
Marriott International, Inc. Class A	106,500	13,295,460
McDonald's Corp.	525,000	104,091,750
MGM Mirage, Inc.	353,000	8,761,460
Norwegian Cruise Line Holdings Ltd. (a)	24,717	1,352,267
Restaurant Brands International, Inc.	416,260	27,397,521
Royal Caribbean Cruises Ltd.	418,540	50,961,430
Starbucks Corp.	693,751	52,766,701
The Stars Group, Inc. (a)(b)	130,200	2,156,112
U.S. Foods Holding Corp. (a)	10,837	374,527
Wyndham Destinations, Inc.	74,821	2,976,379
Wyndham Hotels & Resorts, Inc.	27,321	1,457,302
Yum! Brands, Inc.	348,586	35,677,777
		366,522,296
Household Durables - 0.3%
D.R. Horton, Inc.	176,021	7,526,658
Leggett & Platt, Inc.	14,118	501,330
Lennar Corp. Class A	612,158	30,399,766
Mohawk Industries, Inc. (a)	18,400	2,494,120
NVR, Inc. (a)	4,674	14,964,138
PulteGroup, Inc.	255,508	7,920,748
Toll Brothers, Inc.	15,944	554,373
Whirlpool Corp.	44,906	5,158,801
		69,519,934
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	305,903	542,999,238
Meituan Dianping Class B (b)	1,683,700	13,004,322
The Booking Holdings, Inc.(a)	70,428	116,644,262
Yahoo!, Inc. (a)	362,788	21,477,050
		694,124,872
Leisure Products - 0.0%
Brunswick Corp.	130,300	5,404,844
Mattel, Inc. (a)(b)	328,730	3,237,991
Polaris Industries, Inc.	6,700	535,196
		9,178,031
Multiline Retail - 0.2%
Big Lots, Inc.	13,500	372,600
Dillard's, Inc. Class A (b)	19,700	1,116,202
Dollar General Corp.	137,286	17,473,762
Dollar Tree, Inc. (a)	154,000	15,644,860
Kohl's Corp.	121,110	5,973,145
Macy's, Inc.	103,200	2,122,824
Target Corp.	201,458	16,207,296
		58,910,689
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	13,177	2,042,435
AutoZone, Inc. (a)	18,940	19,453,463
Best Buy Co., Inc.	529,998	33,214,975
Burlington Stores, Inc. (a)	100,600	15,751,948
CarMax, Inc. (a)	20,873	1,633,938
Foot Locker, Inc.	39,722	1,563,061
Gap, Inc.	146,443	2,735,555
L Brands, Inc.	30,000	673,800
Lowe's Companies, Inc.	413,403	38,562,232
O'Reilly Automotive, Inc. (a)	186,768	69,360,032
Office Depot, Inc.	40,900	80,164
Penske Automotive Group, Inc.	60,300	2,576,016
Ross Stores, Inc.	597,490	55,560,595
The Home Depot, Inc.	873,173	165,771,894
TJX Companies, Inc.	1,127,608	56,707,406
Ulta Beauty, Inc. (a)	56,390	18,799,298
		484,486,812
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	28,921	939,354
Hanesbrands, Inc.	34,246	508,553
Kontoor Brands, Inc. (a)	14,551	426,344
NIKE, Inc. Class B	548,000	42,272,720
PVH Corp.	154,316	13,146,180
Ralph Lauren Corp.	5,731	602,500
Tapestry, Inc.	243,600	6,957,216
VF Corp.	146,700	12,011,796
		76,864,663

TOTAL CONSUMER DISCRETIONARY		1,865,868,215

CONSUMER STAPLES - 4.9%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	190,501	33,613,901
Keurig Dr. Pepper, Inc. (b)	497,387	14,021,340
Molson Coors Brewing Co. Class B	54,278	2,984,204
PepsiCo, Inc.	467,739	59,870,592
The Coca-Cola Co.	1,539,179	75,619,864
		186,109,901
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	118,300	28,342,314
Kroger Co.	709,361	16,180,524
Sysco Corp.	185,200	12,745,464
Walgreens Boots Alliance, Inc.	251,065	12,387,547
Walmart, Inc.	1,217,495	123,502,693
		193,158,542
Food Products - 0.9%
Archer Daniels Midland Co.	134,762	5,164,080
Bunge Ltd.	114,000	5,961,060
Campbell Soup Co. (b)	32,373	1,175,464
Conagra Brands, Inc.	1,870,046	50,061,131
General Mills, Inc.	569,465	28,154,350
Ingredion, Inc.	42,234	3,216,541
Kellogg Co.	36,978	1,943,564
Mondelez International, Inc.	1,370,902	69,710,367
Nestle SA sponsored ADR	252,000	24,988,320
Pilgrim's Pride Corp. (a)	148,000	3,784,360
Post Holdings, Inc. (a)	96,600	10,152,660
The J.M. Smucker Co.	63,449	7,712,860
Tyson Foods, Inc. Class A	303,020	22,996,188
		235,020,945
Household Products - 1.2%
Church & Dwight Co., Inc.	204,250	15,198,243
Kimberly-Clark Corp.	200,100	25,590,789
Procter & Gamble Co. (c)	2,373,199	244,225,909
		285,014,941
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	246,691	39,724,652
Herbalife Nutrition Ltd. (a)	234,400	9,793,232
		49,517,884
Tobacco - 1.0%
Altria Group, Inc.	2,189,108	107,397,638
British American Tobacco PLC sponsored ADR	376,000	13,035,920
Philip Morris International, Inc.	1,716,560	132,398,273
		252,831,831

TOTAL CONSUMER STAPLES		1,201,654,044

ENERGY - 4.0%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.)	24,301	50,522
Baker Hughes, a GE Co. Class A	307,200	6,577,152
Dmc Global, Inc.	1,400	94,696
Forum Energy Technologies, Inc. (a)	112,800	430,896
Halliburton Co.	590,800	12,578,132
Helix Energy Solutions Group, Inc. (a)	13,800	93,288
Helmerich & Payne, Inc.	12,545	613,576
Hunting PLC	33,300	213,866
Liberty Oilfield Services, Inc. Class A	51,600	657,900
Nabors Industries Ltd.	243,052	573,603
Odfjell Drilling Ltd. (a)	74,000	219,167
Patterson-UTI Energy, Inc.	19,300	205,159
Precision Drilling Corp. (a)	115,000	210,158
RigNet, Inc. (a)	53,600	447,024
Schlumberger Ltd.	225,900	7,836,471
Shelf Drilling Ltd. (a)(d)	124,400	517,403
Solaris Oilfield Infrastructure, Inc. Class A	49,200	700,116
Tenaris SA sponsored ADR	4,500	104,895
		32,124,024
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	26,800	1,885,916
Berry Petroleum Corp.	60,000	645,000
BP PLC sponsored ADR	880,528	35,855,100
Brigham Minerals, Inc. Class A	25,600	525,568
Cabot Oil & Gas Corp.	332,000	8,306,640
Canadian Natural Resources Ltd.	3,800	102,562
Cenovus Energy, Inc. (Canada)	2,167,200	17,766,037
Cheniere Energy, Inc. (a)	54,900	3,468,582
Chevron Corp.	1,400,744	159,474,704
Concho Resources, Inc.	234,516	22,984,913
ConocoPhillips Co.	278,775	16,436,574
Continental Resources, Inc. (a)	45,100	1,578,500
Delek U.S. Holdings, Inc.	41,829	1,280,386
Devon Energy Corp.	86,000	2,163,760
Diamondback Energy, Inc.	261,333	25,626,314
Encana Corp. (Toronto)	368,300	1,942,867
Enterprise Products Partners LP	25,200	702,828
EOG Resources, Inc.	767,714	62,860,422
Equinor ASA sponsored ADR	870,200	16,664,330
Euronav NV (b)	56,321	473,096
Exxon Mobil Corp.	3,872,077	274,026,889
Galp Energia SGPS SA Class B	330,600	4,978,566
GasLog Partners LP (b)	8,300	175,379
Golar LNG Ltd.	19,400	352,886
Hess Corp.	538,455	30,078,096
Kinder Morgan, Inc.	209,534	4,180,203
Kosmos Energy Ltd.	155,400	957,264
Lundin Petroleum AB	28,900	788,426
Magellan Midstream Partners LP	158,029	9,718,784
Magnolia Oil & Gas Corp. Class A (a)(b)	79,000	871,370
Marathon Petroleum Corp.	879,567	40,451,286
Murphy Oil Corp.	16,149	401,303
National Energy Services Reunited Corp. (a)	1,500	13,545
Noble Energy, Inc.	107,700	2,304,780
Northern Oil & Gas, Inc. (a)	337,600	671,824
Occidental Petroleum Corp.	466,700	23,227,659
Par Pacific Holdings, Inc. (a)	34,300	672,280
Parex Resources, Inc. (a)	103,900	1,572,029
Parsley Energy, Inc. Class A (a)	511,996	9,128,889
PBF Energy, Inc. Class A	124,900	3,297,360
PDC Energy, Inc. (a)	17,300	527,996
Peabody Energy Corp.	11,500	270,480
Phillips 66 Co.	164,524	13,293,539
Pioneer Natural Resources Co.	254,363	36,109,371
Reliance Industries Ltd.	30,733	587,020
Suncor Energy, Inc.	845,635	26,045,558
Suncor Energy, Inc.	52,800	1,627,049
Talos Energy, Inc. (a)	14,600	340,764
Targa Resources Corp.	99,700	3,834,462
Teekay LNG Partners LP	6,500	85,345
Texas Pacific Land Trust	100	73,701
The Williams Companies, Inc.	24,538	647,312
Total SA sponsored ADR	411,900	21,212,850
TransCanada Corp.	422,450	20,594,281
Valero Energy Corp.	389,588	27,426,995
Viper Energy Partners LP	72,700	2,035,600
W&T Offshore, Inc. (a)	27,500	115,500
Whiting Petroleum Corp. (a)	22,700	417,226
		943,857,966

TOTAL ENERGY		975,981,990

FINANCIALS - 11.8%
Banks - 6.0%
Bank of America Corp.	8,673,427	230,713,158
BB&T Corp.	167,312	7,821,836
CIT Group, Inc.	89,554	4,257,397
Citigroup, Inc.	4,691,005	291,545,961
Citizens Financial Group, Inc.	299,487	9,757,286
Comerica, Inc.	17,003	1,170,146
Commerce Bancshares, Inc.	12,104	693,922
Cullen/Frost Bankers, Inc.	7,314	667,549
Danske Bank A/S	331,274	5,451,275
EFG Eurobank Ergasias SA (a)	781,100	763,530
Fifth Third Bancorp	1,417,300	37,558,450
First Horizon National Corp.	376,100	5,043,501
First Republic Bank	186,102	18,055,616
Huntington Bancshares, Inc.	1,280,611	16,199,729
JPMorgan Chase & Co.	3,682,963	390,246,759
KeyCorp	2,213,728	35,353,236
M&T Bank Corp.	40,297	6,431,401
PNC Financial Services Group, Inc.	458,433	58,340,184
Popular, Inc.	10,534	549,980
Prosperity Bancshares, Inc.	8,034	520,684
Regions Financial Corp.	618,965	8,560,286
Sberbank of Russia sponsored ADR	130,600	1,887,170
Signature Bank	38,658	4,428,274
SunTrust Banks, Inc.	434,306	26,062,703
SVB Financial Group (a)	96,312	19,397,237
U.S. Bancorp	1,824,509	91,590,352
Webster Financial Corp.	10,623	470,386
Wells Fargo & Co.	4,477,408	198,662,593
Zions Bancorp NA	22,769	980,661
		1,473,181,262
Capital Markets - 1.8%
Ameriprise Financial, Inc.	265,704	36,728,264
Bank of New York Mellon Corp.	194,532	8,304,571
BlackRock, Inc. Class A	31,648	13,151,643
Brookfield Asset Management, Inc. Class A	64,900	2,977,064
Cboe Global Markets, Inc.	240,394	26,092,365
Charles Schwab Corp.	1,399,536	58,234,693
E*TRADE Financial Corp.	299,988	13,439,462
Franklin Resources, Inc.	211,333	6,724,616
Goldman Sachs Group, Inc.	69,202	12,628,673
IntercontinentalExchange, Inc.	500,674	41,160,410
KKR & Co. LP	203,800	4,540,664
Legg Mason, Inc.	76,000	2,707,120
LPL Financial	9,073	727,836
Monex Group, Inc.	243,200	738,941
Morgan Stanley	2,054,135	83,582,753
Northern Trust Corp.	69,368	5,932,351
Raymond James Financial, Inc.	88,687	7,323,772
S&P Global, Inc.	169,405	36,232,341
SEI Investments Co.	16,675	837,919
State Street Corp.	563,547	31,135,972
T. Rowe Price Group, Inc.	26,158	2,645,620
TD Ameritrade Holding Corp.	448,910	22,333,273
The Blackstone Group LP	763,312	28,891,359
The NASDAQ OMX Group, Inc.	14,921	1,352,439
Tradeweb Markets, Inc. Class A	116,790	5,266,061
Virtu Financial, Inc. Class A (b)	121,770	2,803,145
		456,493,327
Consumer Finance - 0.7%
360 Finance, Inc. ADR (b)	98,600	1,584,502
Ally Financial, Inc.	499,748	14,427,725
American Express Co.	203,069	23,294,045
Capital One Financial Corp.	863,881	74,181,461
Credit Acceptance Corp. (a)	2,062	941,076
Discover Financial Services	133,595	9,959,507
Green Dot Corp. Class A (a)	18,400	853,944
LexinFintech Holdings Ltd. ADR (a)	158,417	1,790,112
Navient Corp.	115,400	1,504,816
OneMain Holdings, Inc.	350,300	10,463,461
PPDAI Group, Inc. ADR	29,288	137,946
Santander Consumer U.S.A. Holdings, Inc.	41,506	929,319
SLM Corp.	234,592	2,230,970
Synchrony Financial	580,252	19,513,875
		161,812,759
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	1,812,427	37,245,375
Berkshire Hathaway, Inc. Class B (a)	1,477,787	291,744,710
Jefferies Financial Group, Inc.	41,079	725,866
Voya Financial, Inc.	300,106	15,284,399
		345,000,350
Insurance - 1.9%
AFLAC, Inc.	175,646	9,010,640
Alleghany Corp. (a)	1,762	1,168,735
Allstate Corp.	360,126	34,395,634
American Financial Group, Inc.	19,859	1,950,154
American International Group, Inc.	1,114,700	56,927,729
Arch Capital Group Ltd. (a)	17,380	598,393
Athene Holding Ltd. (a)	17,653	717,594
Chubb Ltd.	390,847	57,091,021
Cincinnati Financial Corp.	18,898	1,856,540
CNA Financial Corp.	55,000	2,472,800
Everest Re Group Ltd.	27,170	6,728,922
FNF Group	138,515	5,339,753
Genworth Financial, Inc. Class A	116,700	339,597
Hartford Financial Services Group, Inc.	229,186	12,068,935
Lincoln National Corp.	339,641	20,191,657
Loews Corp.	37,930	1,948,085
Markel Corp. (a)	1,610	1,704,781
Marsh & McLennan Companies, Inc.	304,854	29,144,042
MetLife, Inc.	1,368,745	63,249,706
Principal Financial Group, Inc.	30,379	1,566,645
Progressive Corp.	897,062	71,119,075
Prudential Financial, Inc.	124,660	11,516,091
Reinsurance Group of America, Inc.	30,880	4,572,093
The Travelers Companies, Inc.	237,993	34,644,641
Torchmark Corp.	32,298	2,761,802
Unum Group	119,243	3,754,962
W.R. Berkley Corp.	21,019	1,307,382
Willis Group Holdings PLC	217,871	38,236,361
		476,383,770
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	3,767,156
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	38,063	377,966
Radian Group, Inc.	133,900	3,006,055
		3,384,021

TOTAL FINANCIALS		2,920,022,645

HEALTH CARE - 10.9%
Biotechnology - 1.3%
AbbVie, Inc.	287,071	22,021,216
Abeona Therapeutics, Inc. (a)(b)	90,000	489,600
Acceleron Pharma, Inc. (a)	32,000	1,276,480
Acorda Therapeutics, Inc. (a)	55,000	510,950
Alexion Pharmaceuticals, Inc. (a)	445,068	50,595,330
Allakos, Inc. (a)(b)	34,000	1,332,800
Alnylam Pharmaceuticals, Inc. (a)	16,000	1,080,320
Amgen, Inc.	191,076	31,852,369
AnaptysBio, Inc. (a)	34,000	2,475,540
Argenx SE ADR (a)(b)	27,900	3,449,277
Array BioPharma, Inc. (a)	80,000	2,113,600
Ascendis Pharma A/S sponsored ADR (a)	32,000	3,989,120
Atara Biotherapeutics, Inc. (a)	34,000	755,140
BeiGene Ltd. ADR (a)(b)	16,000	1,886,880
Biogen, Inc. (a)	59,978	13,152,576
BioMarin Pharmaceutical, Inc. (a)	145,036	11,927,761
bluebird bio, Inc. (a)(b)	15,000	1,798,800
Blueprint Medicines Corp. (a)	34,000	2,584,000
Celgene Corp. (a)	457,952	42,951,318
FibroGen, Inc. (a)	36,000	1,304,640
Gilead Sciences, Inc.	364,261	22,675,247
Immunomedics, Inc. (a)(b)	82,700	1,080,889
Incyte Corp. (a)	38,049	2,991,793
Insmed, Inc. (a)	85,900	2,079,639
Intercept Pharmaceuticals, Inc. (a)(b)	86,100	7,130,802
Momenta Pharmaceuticals, Inc. (a)	90,000	1,046,700
Morphosys AG (a)	8,000	772,621
Neurocrine Biosciences, Inc. (a)	28,000	2,373,840
Principia Biopharma, Inc.	28,000	819,280
Regeneron Pharmaceuticals, Inc. (a)	28,497	8,598,115
Sage Therapeutics, Inc. (a)	12,800	2,199,936
Sarepta Therapeutics, Inc. (a)	69,000	7,855,650
Scholar Rock Holding Corp.	29,500	541,030
Vertex Pharmaceuticals, Inc. (a)	387,014	64,313,987
Xencor, Inc. (a)	60,000	1,850,400
		323,877,646
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	942,831	71,777,724
Align Technology, Inc. (a)	41,000	11,658,350
Atricure, Inc. (a)	59,900	1,755,070
Becton, Dickinson & Co.	451,260	105,342,134
Boston Scientific Corp. (a)	3,959,305	152,076,905
Danaher Corp.	46,000	6,072,460
Genmark Diagnostics, Inc. (a)	280,000	1,873,200
Hologic, Inc. (a)	345,795	15,218,438
Insulet Corp. (a)(b)	38,000	4,172,020
Intuitive Surgical, Inc. (a)	124,862	58,042,101
Masimo Corp. (a)	24,000	3,137,760
Medtronic PLC	76,556	7,087,554
Penumbra, Inc. (a)(b)	30,000	4,281,000
Stryker Corp.	218,000	39,946,320
The Cooper Companies, Inc.	19,294	5,745,560
Wright Medical Group NV (a)	120,000	3,686,400
Zimmer Biomet Holdings, Inc.	364,666	41,546,397
		533,419,393
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	60,410	4,703,523
Anthem, Inc.	102,700	28,548,546
Cardinal Health, Inc.	122,700	5,161,989
Centene Corp. (a)	369,016	21,310,674
Cigna Corp.	912,675	135,094,154
Covetrus, Inc. (a)	36,000	887,760
CVS Health Corp.	909,380	47,624,231
DaVita HealthCare Partners, Inc. (a)	70,710	3,070,228
EBOS Group Ltd.	128,000	1,867,348
Elanco Animal Health, Inc.	1,580,790	49,447,111
G1 Therapeutics, Inc. (a)	38,000	796,480
HCA Holdings, Inc.	337,259	40,794,849
Henry Schein, Inc. (a)	16,307	1,051,149
Humana, Inc.	163,490	40,032,161
Laboratory Corp. of America Holdings (a)	41,035	6,672,701
McKesson Corp.	302,465	36,943,075
Molina Healthcare, Inc. (a)	24,000	3,414,240
Notre Dame Intermedica Participacoes SA	228,000	2,382,293
Quest Diagnostics, Inc.	38,814	3,722,651
UnitedHealth Group, Inc.	940,689	227,458,600
Wellcare Health Plans, Inc. (a)	70,700	19,526,633
		680,510,396
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	500,000	1,635,000
Cerner Corp.	72,867	5,098,504
		6,733,504
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	495,633	33,232,193
Avantor, Inc.	190,000	3,325,000
Bio-Rad Laboratories, Inc. Class A (a)	2,700	774,711
Lonza Group AG	9,000	2,772,135
Thermo Fisher Scientific, Inc.	217,877	58,168,801
		98,272,840
Pharmaceuticals - 4.2%
Allergan PLC	180,271	21,976,838
Amneal Pharmaceuticals, Inc. (e)	75,676	570,597
AstraZeneca PLC:
(United Kingdom)	200,000	14,738,466
sponsored ADR	248,410	9,285,566
Bayer AG	331,690	19,614,089
Bristol-Myers Squibb Co.	959,765	43,544,538
Dechra Pharmaceuticals PLC	70,000	2,414,212
Eli Lilly & Co.	749,244	86,867,349
GlaxoSmithKline PLC sponsored ADR	676,612	26,144,288
Johnson & Johnson	2,472,061	324,210,800
Mallinckrodt PLC (a)	101,900	885,511
Merck & Co., Inc.	2,155,069	170,703,015
MyoKardia, Inc. (a)	28,000	1,304,240
Nektar Therapeutics (a)	54,000	1,691,280
Novartis AG sponsored ADR	43,371	3,714,292
Pfizer, Inc.	5,807,269	241,117,809
Recordati SpA	40,000	1,653,382
Roche Holding AG (participation certificate)	72,000	18,910,954
Sanofi SA	108,907	8,795,038
The Medicines Company (a)(b)	40,000	1,426,000
Theravance Biopharma, Inc. (a)(b)	69,000	1,146,780
Turning Point Therapeutics, Inc.	19,300	672,026
Zoetis, Inc. Class A	414,422	41,877,343
Zogenix, Inc. (a)(b)	36,000	1,356,840
		1,044,621,253

TOTAL HEALTH CARE		2,687,435,032

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.4%
General Dynamics Corp.	244,156	39,265,168
Harris Corp.	141,100	26,412,509
Huntington Ingalls Industries, Inc.	17,480	3,585,498
L3 Technologies, Inc.	12,100	2,928,926
Lockheed Martin Corp.	220,375	74,605,753
Northrop Grumman Corp.	505,088	153,167,936
Raytheon Co.	64,910	11,326,795
Spirit AeroSystems Holdings, Inc. Class A	70,879	5,744,034
Textron, Inc.	272,562	12,347,059
The Boeing Co.	422,398	144,295,381
United Technologies Corp.	857,580	108,312,354
		581,991,413
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	14,900	1,186,487
FedEx Corp.	66,800	10,305,904
United Parcel Service, Inc. Class B	820,174	76,210,568
		87,702,959
Airlines - 0.5%
Alaska Air Group, Inc.	232,242	13,516,484
American Airlines Group, Inc.	109,722	2,987,730
Delta Air Lines, Inc.	1,569,435	80,825,903
JetBlue Airways Corp. (a)	182,898	3,151,333
Southwest Airlines Co.	67,772	3,225,947
United Continental Holdings, Inc. (a)	361,218	28,048,578
		131,755,975
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	319,335	15,347,240
Johnson Controls International PLC	75,379	2,903,599
Masco Corp.	31,977	1,116,637
Owens Corning	11,800	571,946
Resideo Technologies, Inc. (a)	42,519	836,774
		20,776,196
Commercial Services & Supplies - 0.2%
Cintas Corp.	33,550	7,442,397
Deluxe Corp.	49,200	1,830,240
Herman Miller, Inc.	68,300	2,423,967
LSC Communications, Inc.	14,212	68,928
R.R. Donnelley & Sons Co.	131,300	291,486
Republic Services, Inc.	167,680	14,184,051
Stericycle, Inc. (a)	127,312	5,904,731
Waste Connection, Inc. (United States)	255,745	24,203,707
		56,349,507
Construction & Engineering - 0.4%
AECOM (a)	12,759	407,012
Jacobs Engineering Group, Inc.	1,174,111	88,398,817
Quanta Services, Inc.	15,476	537,946
		89,343,775
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,383	542,046
Eaton Corp. PLC	386,941	28,823,235
Emerson Electric Co.	431,000	25,963,440
Fortive Corp.	786,537	59,894,793
Hubbell, Inc. Class B	5,971	683,918
Sensata Technologies, Inc. PLC (a)	17,647	753,350
Sunrun, Inc. (a)	1,069,786	16,752,849
Vivint Solar, Inc. (a)	616,090	4,016,907
		137,430,538
Industrial Conglomerates - 1.5%
Carlisle Companies, Inc.	3,642	485,515
General Electric Co.	13,529,796	127,721,274
Honeywell International, Inc.	1,277,641	209,929,193
Roper Technologies, Inc.	119,568	41,121,827
		379,257,809
Machinery - 1.0%
AGCO Corp.	54,171	3,605,622
Allison Transmission Holdings, Inc.	104,049	4,306,588
Apergy Corp. (a)	3,600	111,636
Cactus, Inc. (a)	21,000	683,550
Caterpillar, Inc.	87,013	10,425,028
Crane Co.	4,858	371,443
Cummins, Inc.	82,273	12,403,477
Deere & Co.	165,174	23,152,440
Dover Corp.	14,254	1,274,450
Flowserve Corp.	257,700	11,970,165
Illinois Tool Works, Inc.	229,980	32,114,407
Ingersoll-Rand PLC	428,282	50,682,892
Meritor, Inc. (a)	138,500	2,792,160
Minebea Mitsumi, Inc.	250,400	3,639,324
Oshkosh Corp.	71,403	5,083,180
PACCAR, Inc.	476,545	31,366,192
Parker Hannifin Corp.	101,707	15,492,010
Pentair PLC	18,736	652,388
ProPetro Holding Corp. (a)	36,300	704,946
Snap-On, Inc.	6,540	1,019,717
Stanley Black & Decker, Inc.	174,854	22,244,926
Timken Co.	62,900	2,768,229
Trinity Industries, Inc.	73,000	1,407,440
WABCO Holdings, Inc. (a)	4,965	649,968
Wabtec Corp. (b)	180,943	11,287,224
		250,209,402
Professional Services - 0.1%
Manpower, Inc.	42,200	3,608,944
Nielsen Holdings PLC	153,400	3,486,782
RELX PLC (London Stock Exchange)	494,200	11,511,799
Robert Half International, Inc.	12,361	663,291
TransUnion Holding Co., Inc.	205,824	13,489,705
		32,760,521
Road & Rail - 0.8%
AMERCO	2,269	835,491
CSX Corp.	381,887	28,439,125
J.B. Hunt Transport Services, Inc.	157,592	13,417,383
Kansas City Southern	73,536	8,330,158
Knight-Swift Transportation Holdings, Inc. Class A	18,852	521,069
Norfolk Southern Corp.	473,409	92,381,032
Ryder System, Inc.	29,700	1,499,850
Union Pacific Corp.	349,034	58,211,891
		203,635,999
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	132,300	2,569,266
Fastenal Co.	360,092	11,015,214
HD Supply Holdings, Inc. (a)	185,997	7,717,016
United Rentals, Inc. (a)	29,524	3,250,592
W.W. Grainger, Inc.	5,783	1,513,353
		26,065,441

TOTAL INDUSTRIALS		1,997,279,535

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (c)	3,926,940	204,318,688
Juniper Networks, Inc.	535,164	13,170,386
Motorola Solutions, Inc.	466,921	70,014,804
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	259,700	2,511,299
		290,015,177
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	251,800	21,906,600
Arrow Electronics, Inc. (a)	40,090	2,512,039
CDW Corp.	17,163	1,689,526
Corning, Inc.	247,426	7,135,766
Flextronics International Ltd. (a)	312,600	2,794,644
Jabil, Inc.	136,600	3,358,994
Keysight Technologies, Inc. (a)	76,801	5,770,059
Tech Data Corp. (a)	34,800	3,154,620
Vishay Intertechnology, Inc.	110,800	1,688,592
		50,010,840
Internet Software & Services - 0.0%
Wise Talent Information Technology Co. Ltd. (a)(b)	822,600	2,208,766
IT Services - 3.1%
Accenture PLC Class A	255,100	45,425,657
Akamai Technologies, Inc. (a)	17,500	1,318,800
Alliance Data Systems Corp.	74,800	10,285,000
Amdocs Ltd.	241,617	14,356,882
Automatic Data Processing, Inc.	183,090	29,316,371
Cognizant Technology Solutions Corp. Class A	500,690	31,007,732
DXC Technology Co.	170,432	8,102,337
Elastic NV (b)	112,600	9,238,830
Fidelity National Information Services, Inc.	176,841	21,273,972
Fiserv, Inc. (a)	268,863	23,084,577
FleetCor Technologies, Inc. (a)	89,100	23,006,511
Global Payments, Inc.	128,721	19,828,183
IBM Corp.	148,969	18,917,573
Leidos Holdings, Inc.	15,709	1,183,359
Liveramp Holdings, Inc. (a)	17,600	904,288
MasterCard, Inc. Class A	549,457	138,182,941
PayPal Holdings, Inc. (a)	776,766	85,250,069
The Western Union Co.	198,984	3,860,290
Total System Services, Inc.	56,200	6,942,386
VeriSign, Inc. (a)	46,300	9,027,574
Visa, Inc. Class A (c)	1,526,078	246,202,164
Worldpay, Inc. (a)	211,661	25,746,444
		772,461,940
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	65,000	1,781,650
Analog Devices, Inc.	296,103	28,609,472
Applied Materials, Inc.	1,876,819	72,614,127
Broadcom, Inc.	278,099	69,980,832
Cirrus Logic, Inc. (a)	51,700	1,932,029
Intel Corp.	966,053	42,544,974
KLA-Tencor Corp.	114,218	11,772,449
Lam Research Corp.	188,841	32,973,527
MACOM Technology Solutions Holdings, Inc. (a)	296,800	4,199,720
Marvell Technology Group Ltd.	671,815	14,981,475
Microchip Technology, Inc.	252,687	20,222,541
Micron Technology, Inc. (a)	1,238,520	40,388,137
NVIDIA Corp.	445,515	60,349,462
NXP Semiconductors NV	496,721	43,790,923
ON Semiconductor Corp. (a)	963,034	17,103,484
Qorvo, Inc. (a)	13,773	842,632
Qualcomm, Inc.	2,027,582	135,483,029
Sanken Electric Co. Ltd.	70,700	1,401,626
Semtech Corp. (a)	5,900	234,997
Skyworks Solutions, Inc.	48,961	3,262,271
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	793,964	30,448,519
Teradyne, Inc.	22,635	953,839
Texas Instruments, Inc.	830,384	86,617,355
Xilinx, Inc.	137,624	14,080,311
		736,569,381
Software - 5.5%
2U, Inc. (a)	77,500	2,944,225
Adobe, Inc. (a)	276,813	74,988,642
Autodesk, Inc. (a)	64,800	10,426,968
Avast PLC (d)	83,100	324,633
Benefitfocus, Inc. (a)	66,000	1,871,760
Blue Prism Group PLC (a)(b)	164,100	3,775,834
Box, Inc. Class A (a)	5,200	96,148
Cardlytics, Inc. (a)	11,653	267,436
CDK Global, Inc.	13,242	640,913
Citrix Systems, Inc.	36,600	3,444,792
Cloudera, Inc. (a)	225,419	2,067,092
Dropbox, Inc. Class A (a)	66,400	1,497,984
Envestnet, Inc. (a)	100	6,691
Intuit, Inc.	84,665	20,730,225
Kingsoft Corp. Ltd.	1,280,000	3,526,733
Microsoft Corp. (c)	7,128,459	881,647,809
Oracle Corp.	1,415,451	71,621,821
Palo Alto Networks, Inc. (a)	9,677	1,936,755
Parametric Technology Corp. (a)	35,000	2,942,100
Pivotal Software, Inc. (a)	46,600	927,340
Pluralsight, Inc.	15,700	500,202
Red Hat, Inc. (a)	132,212	24,366,672
Salesforce.com, Inc. (a)	393,689	59,608,451
SAP SE sponsored ADR	147,500	18,154,300
Sciplay Corp. (A Shares)	162,427	2,598,832
ServiceNow, Inc. (a)	36,210	9,484,485
Splunk, Inc. (a)	12,500	1,424,875
SS&C Technologies Holdings, Inc.	34,994	1,947,416
SurveyMonkey	556,280	9,568,016
Symantec Corp.	2,462,703	46,126,427
Synopsys, Inc. (a)	312,674	36,407,761
Talend SA ADR (a)	128,900	6,011,896
Totvs SA	75,600	761,019
Varonis Systems, Inc. (a)	38,500	2,407,790
VMware, Inc. Class A	266,089	47,092,431
Workday, Inc. Class A (a)	10,730	2,190,208
Zuora, Inc. (a)	113,800	1,592,062
		1,355,928,744
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	2,599,835	455,153,113
Hewlett Packard Enterprise Co.	380,691	5,223,081
HP, Inc.	454,001	8,480,739
NCR Corp. (a)	104,900	3,209,940
NetApp, Inc.	230,302	13,633,878
Pure Storage, Inc. Class A (a)	284,600	4,513,756
Seagate Technology LLC	89,700	3,753,945
Western Digital Corp.	52,500	1,954,050
Xerox Corp.	123,608	3,783,641
		499,706,143

TOTAL INFORMATION TECHNOLOGY		3,706,900,991

MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	130,100	26,487,059
Albemarle Corp. U.S.	10,981	695,097
Amyris, Inc. (a)(b)	187,900	636,981
Celanese Corp. Class A	68,142	6,468,720
CF Industries Holdings, Inc.	325,600	13,102,144
Dow, Inc. (a)	291,829	13,645,924
DowDuPont, Inc.	2,042,983	62,351,841
Eastman Chemical Co.	247,813	16,088,020
Ecolab, Inc.	44,600	8,210,414
FMC Corp.	14,363	1,054,962
Huntsman Corp.	182,800	3,175,236
LG Chemical Ltd.	9,300	2,605,458
Linde PLC	248,181	44,809,080
LyondellBasell Industries NV Class A	128,435	9,536,299
PPG Industries, Inc.	120,228	12,581,860
RPM International, Inc.	105,500	5,646,360
Sherwin-Williams Co.	34,000	14,261,300
Trinseo SA	47,700	1,757,268
Westlake Chemical Corp.	46,800	2,681,172
		245,795,195
Construction Materials - 0.0%
Eagle Materials, Inc.	46,700	4,019,002
Containers & Packaging - 0.5%
Avery Dennison Corp.	102,679	10,684,777
Berry Global Group, Inc. (a)	1,122,689	52,788,837
Crown Holdings, Inc. (a)	532,662	29,525,455
International Paper Co.	289,389	12,000,962
Owens-Illinois, Inc.	226,193	3,619,088
Packaging Corp. of America	56,524	5,035,158
Sealed Air Corp.	203,412	8,522,963
Sonoco Products Co.	10,784	666,775
WestRock Co.	49,500	1,613,700
		124,457,715
Metals & Mining - 0.0%
Nucor Corp.	36,675	1,760,400
Reliance Steel & Aluminum Co.	8,355	695,721
Steel Dynamics, Inc.	25,047	629,932
		3,086,053
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	2,632,330
Schweitzer-Mauduit International, Inc.	75,400	2,359,266
		4,991,596

TOTAL MATERIALS		382,349,561

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	30,600	4,480,146
American Tower Corp.	118,600	24,760,122
AvalonBay Communities, Inc.	45,200	9,176,052
Boston Properties, Inc.	11,700	1,530,711
CorePoint Lodging, Inc.	84,100	1,019,292
Corporate Office Properties Trust (SBI)	124,700	3,471,648
Crown Castle International Corp.	31,800	4,134,318
DDR Corp.	166,350	2,124,290
Equinix, Inc.	102,889	49,982,447
Equity Lifestyle Properties, Inc.	26,400	3,211,824
Equity Residential (SBI)	164,400	12,588,108
Front Yard Residential Corp. Class B	250,643	2,867,356
Hospitality Properties Trust (SBI)	122,200	3,039,114
Host Hotels & Resorts, Inc.	133,600	2,419,496
JBG SMITH Properties	65,850	2,600,417
Medical Properties Trust, Inc.	276,438	4,915,068
Omega Healthcare Investors, Inc.	149,895	5,339,260
Outfront Media, Inc.	35,800	882,470
Park Hotels & Resorts, Inc.	86,500	2,389,130
Piedmont Office Realty Trust, Inc. Class A	128,500	2,612,405
Potlatch Corp.	46,995	1,581,382
Prologis, Inc.	1,212,978	89,360,089
Public Storage	56,359	13,406,679
Realty Income Corp.	19,678	1,379,034
Regency Centers Corp.	97,700	6,444,292
Simon Property Group, Inc.	83,165	13,480,215
SL Green Realty Corp.	88,737	7,631,382
Spirit Realty Capital, Inc.	12,960	552,874
Store Capital Corp.	24,800	848,656
Ventas, Inc.	233,725	15,028,518
VEREIT, Inc.	453,100	4,023,528
VICI Properties, Inc.	431,713	9,575,394
Vornado Realty Trust	110,900	7,344,907
Welltower, Inc.	108,898	8,844,696
Weyerhaeuser Co.	423,321	9,651,719
		332,697,039
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	107,746	4,923,992
Cushman & Wakefield PLC	136,700	2,304,762
Howard Hughes Corp. (a)	1,468	150,969
Jones Lang LaSalle, Inc.	5,258	654,358
		8,034,081

TOTAL REAL ESTATE		340,731,120

UTILITIES - 2.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	53,304	4,590,540
Duke Energy Corp.	178,620	15,291,658
Edison International	322,396	19,140,651
Entergy Corp.	253,000	24,558,710
Evergy, Inc.	128,165	7,451,513
Eversource Energy	243,506	17,980,483
Exelon Corp.	384,100	18,467,528
FirstEnergy Corp.	275,700	11,369,868
NextEra Energy, Inc.	980,806	194,405,557
OGE Energy Corp.	18,391	764,330
PG&E Corp. (a)	37,000	632,700
Pinnacle West Capital Corp.	12,092	1,135,560
PPL Corp.	56,900	1,693,344
Southern Co.	465,000	24,877,500
Vistra Energy Corp.	122,042	2,875,310
Xcel Energy, Inc.	449,935	25,799,273
		371,034,525
Gas Utilities - 0.0%
Atmos Energy Corp.	70,500	7,176,900
South Jersey Industries, Inc.	46,000	1,451,300
		8,628,200
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	33,300	1,473,525
NRG Energy, Inc.	664,061	22,604,636
The AES Corp.	122,219	1,931,060
		26,009,221
Multi-Utilities - 0.5%
Ameren Corp.	28,000	2,053,520
Avangrid, Inc.	44,900	2,247,694
CenterPoint Energy, Inc.	84,600	2,406,024
Dominion Resources, Inc.	107,885	8,110,794
DTE Energy Co.	19,432	2,438,133
NiSource, Inc.	708,755	19,738,827
Public Service Enterprise Group, Inc.	159,889	9,395,078
Sempra Energy	460,336	60,511,167
WEC Energy Group, Inc.	36,408	2,932,664
		109,833,901
Water Utilities - 0.1%
American Water Works Co., Inc.	156,114	17,644,004
Aqua America, Inc.	145,748	5,762,876
Select Energy Services, Inc. Class A (a)	11,200	119,840
		23,526,720

TOTAL UTILITIES		539,032,567

TOTAL COMMON STOCKS
(Cost $13,438,395,538)		18,727,495,843

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(e)(f)	32,084	1,468,164
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	45,900	2,667,708
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,898,506)		4,135,872

Equity Funds - 22.7%
Large Blend Funds - 12.5%
Fidelity SAI U.S. Large Cap Index Fund (g)	81,518,525	1,207,289,362
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	57,998,828	1,519,569,294
PIMCO StocksPLUS Absolute Return Fund Institutional Class	37,085,272	373,077,836

TOTAL LARGE BLEND FUNDS		3,099,936,492

Large Growth Funds - 10.2%
Fidelity Growth Company Fund (g)	3,146,699	57,616,055
Fidelity SAI U.S. Momentum Index Fund (g)	24,825,748	318,762,606
Fidelity SAI U.S. Quality Index Fund (g)	152,618,517	2,148,868,718

TOTAL LARGE GROWTH FUNDS		2,525,247,379

TOTAL EQUITY FUNDS
(Cost $4,644,724,454)		5,625,183,871
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.49% 6/13/19 (i)
(Cost $2,105,297)	2,107,000	2,105,676
	Shares

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.41% (j)	104,291,373	104,312,232
Fidelity Securities Lending Cash Central Fund 2.42% (j)(k)	84,929,704	84,938,197
Invesco Government & Agency Portfolio Institutional Class 2.30% (l)	227,575,569	227,575,569
TOTAL MONEY MARKET FUNDS
(Cost $416,822,547)		416,825,998
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $18,505,946,342)		24,775,747,260
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(54,787,525)
NET ASSETS - 100%		$24,720,959,735

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Cisco Systems, Inc.	Chicago Board Options Exchange	383	$1,992,749	$55.00	6/21/19	$(8,618)
Microsoft Corp.	Chicago Board Options Exchange	1,404	17,364,672	115.00	6/21/19	(1,330,290)
Procter & Gamble Co.	Chicago Board Options Exchange	358	3,684,178	97.50	6/21/19	(213,905)
Procter & Gamble Co.	Chicago Board Options Exchange	478	4,919,098	105.00	6/21/19	(43,020)
Visa, Inc. Class A	Chicago Board Options Exchange	254	4,097,782	155.00	6/21/19	(196,215)
TOTAL WRITTEN OPTIONS						$(1,792,048)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	192	June 2019	$26,424,960	$(453,831)	$(453,831)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $32,058,479.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $842,036 or 0.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,038,761 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,299,183.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amneal Pharmaceuticals, Inc.	5/4/18	$1,381,087
The Honest Co., Inc. Series D	8/12/15	$1,468,003

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,814,924
Fidelity Securities Lending Cash Central Fund	1,399,722
Total	$3,214,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$58,661,260	$3,020,546	$--	$3,020,546	$--	$(4,065,751)	$57,616,055
Fidelity SAI U.S. Large Cap Index Fund	728,688,694	2,954,980,634	2,525,966,104	4,040,358	92,540,136	(42,953,998)	1,207,289,362
Fidelity SAI U.S. Momentum Index Fund	256,743,644	155,943,108	100,000,000	9,432,185	5,895,195	180,659	318,762,606
Fidelity SAI U.S. Quality Index Fund	1,901,390,732	259,492,517	73,000,000	59,492,516	2,111,205	58,874,264	2,148,868,718
Total	$2,945,484,330	$3,373,436,805	$2,698,966,104	$75,985,605	$100,546,536	$12,035,174	$3,732,536,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,110,240,143	$2,027,567,891	$82,672,252	$--
Consumer Discretionary	1,867,336,379	1,865,868,215	--	1,468,164
Consumer Staples	1,201,654,044	1,201,654,044	--	--
Energy	975,981,990	975,981,990	--	--
Financials	2,920,022,645	2,919,283,704	738,941	--
Health Care	2,690,102,740	2,625,376,485	64,726,255	--
Industrials	1,997,279,535	1,993,640,211	3,639,324	--
Information Technology	3,706,900,991	3,705,499,365	1,401,626	--
Materials	382,349,561	382,349,561	--	--
Real Estate	340,731,120	340,731,120	--	--
Utilities	539,032,567	539,032,567	--	--
Equity Funds	5,625,183,871	5,625,183,871	--	--
Other Short-Term Investments	2,105,676	--	2,105,676	--
Money Market Funds	416,825,998	416,825,998	--	--
Total Investments in Securities:	$24,775,747,260	$24,618,995,022	$155,284,074	$1,468,164
Derivative Instruments:
Liabilities
Futures Contracts	$(453,831)	$(453,831)	$--	$--
Written Options	(1,792,048)	(1,792,048)	--	--
Total Liabilities	$(2,245,879)	$(2,245,879)	$--	$--
Total Derivative Instruments:	$(2,245,879)	$(2,245,879)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(453,831)
Written Options(b)	0	(1,792,048)
Total Equity Risk	0	(2,245,879)
Total Value of Derivatives	$0	$(2,245,879)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including securities loaned of $80,626,901) — See accompanying schedule: Unaffiliated issuers (cost $15,120,036,378)	$20,853,960,090
Fidelity Central Funds (cost $189,246,978)	189,250,429
Other affiliated issuers (cost $3,196,662,986)	3,732,536,741
Total Investment in Securities (cost $18,505,946,342)		$24,775,747,260
Foreign currency held at value (cost $408,829)		409,984
Receivable for investments sold		140,733,198
Receivable for fund shares sold		6,703,290
Dividends receivable		37,007,473
Interest receivable		451,768
Distributions receivable from Fidelity Central Funds		287,249
Other receivables		342,833
Total assets		24,961,683,055
Liabilities
Payable to custodian bank	$11,150,114
Payable for investments purchased	120,482,737
Payable for fund shares redeemed	17,511,543
Accrued management fee	4,117,089
Payable for daily variation margin on futures contracts	362,880
Written options, at value (premium received $816,282)	1,792,048
Other payables and accrued expenses	359,113
Collateral on securities loaned	84,947,796
Total liabilities		240,723,320
Net Assets		$24,720,959,735
Net Assets consist of:
Paid in capital		$18,020,731,380
Total distributable earnings (loss)		6,700,228,355
Net Assets, for 1,427,771,884 shares outstanding		$24,720,959,735
Net Asset Value, offering price and redemption price per share ($24,720,959,735 ÷ 1,427,771,884 shares)		$17.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$407,436,894
Affiliated issuers		35,827,054
Interest		4,242,058
Income from Fidelity Central Funds		3,214,646
Total income		450,720,652
Expenses
Management fee	$110,255,631
Independent trustees' fees and expenses	282,919
Miscellaneous	241,324
Total expenses before reductions	110,779,874
Expense reductions	(61,999,430)
Total expenses after reductions		48,780,444
Net investment income (loss)		401,940,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,053)	728,142,501
Fidelity Central Funds	4,540
Other affiliated issuers	100,546,536
Foreign currency transactions	(108,777)
Futures contracts	(1,025,077)
Written options	1,361,782
Capital gain distributions from underlying funds:
Unaffiliated issuers	250,603,415
Affiliated issuers	40,158,551
Total net realized gain (loss)		1,119,683,471
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $42,543)	(843,406,472)
Fidelity Central Funds	2,223
Other affiliated issuers	12,035,174
Assets and liabilities in foreign currencies	(516)
Futures contracts	(859,478)
Written options	(1,706,697)
Total change in net unrealized appreciation (depreciation)		(833,935,766)
Net gain (loss)		285,747,705
Net increase (decrease) in net assets resulting from operations		$687,687,913

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$401,940,208	$340,783,688
Net realized gain (loss)	1,119,683,471	1,794,948,839
Change in net unrealized appreciation (depreciation)	(833,935,766)	1,146,696,041
Net increase (decrease) in net assets resulting from operations	687,687,913	3,282,428,568
Distributions to shareholders	(1,958,616,581)	–
Distributions to shareholders from net investment income	–	(310,751,726)
Distributions to shareholders from net realized gain	–	(1,461,353,123)
Total distributions	(1,958,616,581)	(1,772,104,849)
Share transactions
Proceeds from sales of shares	4,801,967,086	3,718,227,839
Reinvestment of distributions	1,950,874,827	1,766,119,610
Cost of shares redeemed	(5,745,550,235)	(5,167,982,110)
Net increase (decrease) in net assets resulting from share transactions	1,007,291,678	316,365,339
Total increase (decrease) in net assets	(263,636,990)	1,826,689,058
Net Assets
Beginning of period	24,984,596,725	23,157,907,667
End of period	$24,720,959,735	$24,984,596,725
Other Information
Undistributed net investment income end of period		$134,233,540
Shares
Sold	274,509,591	207,114,947
Issued in reinvestment of distributions	116,221,097	101,160,959
Redeemed	(321,143,205)	(286,886,998)
Net increase (decrease)	69,587,483	21,388,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Fund

Years ended May 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.40	$17.32	$15.07	$16.12	$15.56
Income from Investment Operations
Net investment income (loss)A	.29	.25	.22	.19	.19
Net realized and unrealized gain (loss)	.08	2.18	2.48	(.37)	1.51
Total from investment operations	.37	2.43	2.70	(.18)	1.70
Distributions from net investment income	(.29)	(.24)	(.19)	(.19)	(.16)
Distributions from net realized gain	(1.17)	(1.11)	(.26)	(.68)	(.98)
Total distributions	(1.46)	(1.35)	(.45)	(.87)	(1.14)
Net asset value, end of period	$17.31	$18.40	$17.32	$15.07	$16.12
Total ReturnB	2.41%	14.59%	18.22%	(1.10)%	11.37%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.47%	.46%	.43%	.42%
Expenses net of fee waivers, if any	.20%	.21%	.21%	.18%	.17%
Expenses net of all reductions	.20%	.21%	.21%	.18%	.17%
Net investment income (loss)	1.65%	1.41%	1.40%	1.32%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$24,720,960	$24,984,597	$23,157,908	$23,636,860	$24,497,753
Portfolio turnover rateE	84%	98%	100%	85%	104%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $341,331 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,769,223,642
Gross unrealized depreciation	(673,522,842)
Net unrealized appreciation (depreciation)	$6,095,700,800
Tax Cost	$18,678,254,412

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$122,551,647
Undistributed long-term capital gain	$476,041,777
Net unrealized appreciation (depreciation) on securities and other investments	$6,095,688,361

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Ordinary Income	$593,572,387	$ 569,158,031
Long-term Capital Gains	1,365,044,194	1,202,946,818
Total	$1,958,616,581	$ 1,772,104,849

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$(1,025,077)	$(859,478)
Written Options	1,361,782	(1,706,697)
Totals	$336,705	$(2,566,175)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $20,344,602,298 and $20,650,962,881, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Invesco Advisers, Inc. (effective May 24, 2019), OppenheimerFunds, Inc. (through May 23, 2019), FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS) and Boston Partners Global Investors, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In June, 2019, the Board approved the appointment of PineBridge Investments, LLC (PineBridge) as an additional sub-adviser for the Fund. Subsequent to period end, PineBridge was allocated a portion of the Fund's assets.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $70,890 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $14,867.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $66,325 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,399,722.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $60,879,401.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $876,546.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custody credits and transfer agent credits amounted to $25,063.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $218,420.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 27% of the total outstanding shares of Fidelity SAI U.S. Quality Index Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Core Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Core Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.20%	$1,000.00	$1,005.50	$1.00
Hypothetical-C		$1,000.00	$1,023.93	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio."

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Core Fund voted to pay on July 15, 2019, to shareholders of record at the opening of business on July 12, 2019, a distribution of $.341 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.088 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2019, $1,027,008,580 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 53% and 75% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 57% and 80% of the dividends distributed in July and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Strategic Advisers Core Fund

On December 5, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with Boston Partners Global Investors, Inc. (Boston Partners) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers LLC (Strategic Advisers) to Boston Partners, on behalf of the fund. The Board also approved amendments to the termination provision and the most favored nations provision of the Amended Sub-Advisory Agreement to recognize an exception for three legacy institutional accounts. The terms of the Amended Sub-Advisory Agreement are not materially different from those of the existing sub-advisory agreement, except with respect to the date of execution, the fee schedule, the termination and most favored nations provisions, and the updated reference to the legal entity name change for Strategic Advisers.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding Boston Partners, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2018 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets, or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding the sub-adviser's historical investment performance in managing fund assets at its June 2018 Board meeting and throughout the year. The Board noted that the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund, and considered Boston Partners' contribution to the fund's overall performance since being allocated assets to manage.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with Boston Partners will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to Boston Partners at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to Boston Partners in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to Boston Partners, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement. In addition, the Board considered that Strategic Advisers' portion of the management fee will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under the Amended Sub-Advisory Agreement and the other factors considered.

In considering the lower fee schedule and the modifications to the most favored nations provision in the Amended Sub-Advisory Agreement, the Board took into account fees paid by certain legacy accounts managed by Boston Partners. The Board considered that Strategic Advisers had discussed with the Board that obtaining a lower rate than the fee schedule in the Amended Sub-Advisory Agreement from a comparable sub-adviser was unlikely. The Board also considered the reasonableness of the lower fee schedule in light of the differentiated and desirable exposure that the mandate provides to the Fund.

The Board considered that the amended termination provision in the Amended Sub-Advisory Agreement would serve to extend the period during which the Fund would potentially benefit from the new fee schedule, and noted that this amendment does not modify the ability of Strategic Advisers and the fund (by action of the Board or the fund's shareholders) to terminate the Amended Sub-Advisory Agreement without penalty on 60 days' notice.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to Boston Partners as assets allocated to the sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Sub-Advisory Agreement

Strategic Advisers Core Fund

On December 5, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with AllianceBernstein L.P. (AllianceBernstein) for the fund in the event of certain changes to the indirect ownership of AllianceBernstein. The Board noted that the terms of the Sub-Advisory Agreement are identical in all material respects to those of the existing sub-advisory agreement with AllianceBernstein, except with respect to the date of execution.

The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which the fund’s investment adviser, Strategic Advisers LLC (Strategic Advisers), or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under the Sub- Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board’s decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding AllianceBernstein, including the backgrounds of its investment personnel, and also took into consideration the fund’s investment objective, strategies and related investment philosophy, in connection with the annual renewal of the fund’s current sub-advisory agreement with AllianceBernstein at its September 2018 Board meeting.

The Board considered that the Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund’s assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management under the existing sub-advisory agreement.

Investment Performance.  The Board considered that it received information regarding AllianceBernstein’s historical investment performance in managing fund assets in connection with the annual renewal of the fund’s current sub-advisory agreement with AllianceBernstein and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund’s investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement will continue to benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and the amount and nature of fees to be paid by Strategic Advisers to AllianceBernstein and the absence of any change in the fund’s total operating expenses as a result of approving the Sub-Advisory Agreement.

The Board considered that there are no expected changes to the fund’s management fees or total operating expenses as a result of approving the Sub-Advisory Agreement and that the fund’s management fees and total net expenses are expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund’s advisory contracts at the September 2018 meeting.

Based on its review, the Board concluded that the fund’s management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm’s length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund’s advisory agreement with Strategic Advisers. With respect to AllianceBernstein, the Board considered Strategic Advisers’ representation that it does not anticipate that the approval of the Sub-Advisory Agreement will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund’s advisory agreement with Strategic Advisers and the fund’s sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to AllianceBernstein as assets allocated to AllianceBernstein grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund’s advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement’s fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Fund

On March 7, 2019, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Invesco Advisers, Inc. (Invesco) for the fund, which would take effect upon the consummation of a transaction pursuant to which Invesco Ltd. will acquire OppenheimerFunds, Inc. (Oppenheimer), a sub- adviser to the fund (Transaction). The Board noted that the terms of the Sub-Advisory Agreement are identical in all material respects to those of the fund's current sub-advisory agreement with Oppenheimer, except with respect to the date of execution, the named sub-adviser, and the legal entity name for Strategic Advisers LLC (Strategic Advisers).The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which the fund's investment adviser, Strategic Advisers, or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that the Transaction will not result in any changes to the investment personnel that currently provide services to the fund and that, after the Transaction closes, the same investment advisory personnel will continue to provide services to the fund as employees of Invesco. The Board noted that it reviewed information regarding the backgrounds of Oppenheimer's investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement with Oppenheimer (Current Sub-Advisory Agreement) at its September 2018 Board meeting. The Board also considered Invesco's and Oppenheimer's representation that the Transaction is not anticipated to result in any changes to the nature, extent and quality of the services provided to the fund.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund. The Board noted that it reviewed the historical investment performance of Oppenheimer, on behalf of the fund, in connection with the renewal of the Current Sub- Advisory Agreement at its September 2018 meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered that there would be no changes to the amount and nature of fees that are currently paid by Strategic Advisers to Oppenheimer under the Current Sub-Advisory Agreement and that will be paid to Invesco under the Sub-Advisory Agreement. The Board also considered that the Sub- Advisory Agreement will not have any impact on Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' contractual management fee waiver for the fund, or total operating expenses. The Board also considered that the fund's management fee and total net expenses are expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2018 meeting.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to Invesco, the Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Sub- Advisory Agreement will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement will continue to provide for identical breakpoints as the Current Sub- Advisory agreement; however, the Board also noted that the fund has achieved asset levels above the maximum breakpoint.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Fund

On March 7, 2019, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with ClariVest Asset Management LLC (ClariVest) for the fund, which would take effect upon the consummation of a transaction resulting in changes to the ownership of ClariVest, a sub-adviser to the fund. The Board noted that the terms of the Sub-Advisory Agreement are identical in all material respects to those of the existing sub-advisory agreement with ClariVest, except with respect to the date of execution. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which the fund's investment adviser, Strategic Advisers LLC (Strategic Advisers), or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding ClariVest, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the fund's current sub-advisory agreement with ClariVest at its September 2018 Board meeting.

The Board considered that the Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management under the existing sub-advisory agreement.

Investment Performance.  The Board considered that it received information regarding ClariVest's historical investment performance in managing fund assets in connection with the annual renewal of the fund's current sub-advisory agreement with ClariVest and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and the amount and nature of fees to be paid by Strategic Advisers to ClariVest and the absence of any change in the fund's total operating expenses as a result of approving the Sub- Advisory Agreement.

The Board considered that there are no expected changes to the fund's management fee or total operating expenses as a result of approving the Sub-Advisory Agreement and that the fund's management fee and total net expenses are expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2018 meeting.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to ClariVest, the Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Sub-Advisory Agreement will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to ClariVest as assets allocated to ClariVest grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement’s fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SAI-COR-ANN-0719
1.902940.110

Strategic Advisers® Growth Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2019	Past 1 year	Past 5 years	Life of fundA
Strategic Advisers® Growth Fund	1.30%	10.60%	13.25%

 A From June 2, 2010

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Growth Fund on June 2, 2010, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$30,633	Strategic Advisers® Growth Fund
$34,797	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 3.78% for the 12 months ending May 31, 2019, as U.S. equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the U.S. Federal Reserve may pause on rates boosted the index to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, three defensive sectors stood out: real estate (+20%), utilities (+18%) and consumer staples (+16%). Information technology was up 7% and health care stocks rose about 8%. Communication services – a newly reconstituted mix of telecommunications stocks and higher-growth media names – gained 5%, as did consumer discretionary. In contrast, energy (-20%) fared worst, while materials (-7%), financials (-2%) and industrials (-1%) also lagged.

Comments from Lead Portfolio Manager John Stone:  For the year, the Fund gained 1.30%, significantly trailing the 5.39% return of the benchmark Russell 1000® Growth Index. Underlying managers that were aggressively positioned or that had a significant quantitative component in their investment process worked against the Fund's relative performance. In contrast, more defensively positioned strategies or those emphasizing company quality aided performance versus the benchmark. Sub-adviser ClariVest Asset Management was the biggest relative detractor. The heavy valuation emphasis inherent in ClariVest’s quantitative strategy weighed on its performance this period, and resulted in broadly negative stock selection. Fidelity® Growth Company Fund also hampered relative performance. This manager’s aggressive-growth style was out of favor, and performance also suffered due to adverse stock selection within information technology and health care. On the plus side, sub-adviser Loomis Sayles aided the Fund’s relative result. This manager’s opportunistic and contrarian strategy provided a beneficial overweighting in the consumer staples sector, along with favorable performance among technology and health care stocks. As of May 31, we continued to reduce economically sensitive risk in the portfolio – a process we began in the prior reporting period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity Growth Company Fund	24.4
Fidelity SAI U.S. Quality Index Fund	10.4
Fidelity Contrafund	5.5
Fidelity SAI U.S. Momentum Index Fund	4.9
Microsoft Corp.	3.7
Amazon.com, Inc.	3.2
Janus Henderson Enterprise Fund	2.9
Apple, Inc.	2.1
Visa, Inc. Class A	2.1
Facebook, Inc. Class A	1.9
61.1

Top Five Market Sectors as of May 31, 2019

(stocks only)	% of fund's net assets
Information Technology	18.0
Consumer Discretionary	8.5
Health Care	6.4
Communication Services	5.9
Industrials	4.4

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Common Stocks	50.9%
Preferred Stocks	0.1%
Large Blend Funds	0.3%
Large Growth Funds	45.2%
Mid-Cap Growth Funds	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Common Stocks - 50.9%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Entertainment - 0.6%
Electronic Arts, Inc. (a)	59,850	$5,570,838
Netflix, Inc. (a)	53,925	18,511,374
The Walt Disney Co.	209,395	27,648,516
		51,730,728
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	118,211	130,800,472
Class C (a)	126,353	139,446,961
Facebook, Inc. Class A (a)	1,026,932	182,249,622
Twitter, Inc. (a)	392,377	14,298,218
		466,795,273
Media - 0.4%
Comcast Corp. Class A	965,920	39,602,720

TOTAL COMMUNICATION SERVICES		558,128,721

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.1%
Lear Corp.	99,152	11,802,063
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	11,795	7,784,346
Domino's Pizza, Inc.	46,888	13,105,196
Marriott International, Inc. Class A	169,460	21,155,386
Planet Fitness, Inc. (a)	58,190	4,449,789
Starbucks Corp.	891,263	67,789,464
Wyndham Destinations, Inc.	207,193	8,242,138
Wyndham Hotels & Resorts, Inc.	174,427	9,303,936
Yum China Holdings, Inc.	380,550	15,225,806
Yum! Brands, Inc.	228,930	23,430,986
		170,487,047
Household Durables - 0.2%
PulteGroup, Inc.	480,400	14,892,400
Toll Brothers, Inc.	132,271	4,599,063
		19,491,463
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	390,639	58,306,777
Amazon.com, Inc. (a)	169,375	300,652,481
The Booking Holdings, Inc. (a)	14,456	23,942,316
		382,901,574
Multiline Retail - 0.3%
Kohl's Corp.	205,422	10,131,413
Target Corp.	283,973	22,845,628
		32,977,041
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	84,638	13,118,890
AutoZone, Inc. (a)	28,130	28,892,604
Best Buy Co., Inc.	102,922	6,450,122
Foot Locker, Inc.	178,800	7,035,780
Ross Stores, Inc.	190,054	17,673,121
The Home Depot, Inc.	319,639	60,683,464
		133,853,981
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	185,661	6,030,269
lululemon athletica, Inc. (a)	55,559	9,200,015
NIKE, Inc. Class B	223,285	17,224,205
PVH Corp.	153,534	13,079,561
		45,534,050

TOTAL CONSUMER DISCRETIONARY		797,047,219

CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Keurig Dr. Pepper, Inc. (b)	430,594	12,138,445
Monster Beverage Corp. (a)	699,825	43,291,175
PepsiCo, Inc.	161,787	20,708,736
The Coca-Cola Co.	934,811	45,927,264
		122,065,620
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	65,497	15,691,771
Walgreens Boots Alliance, Inc.	200,622	9,898,689
Walmart, Inc.	258,174	26,189,171
		51,779,631
Food Products - 0.9%
Danone SA sponsored ADR	2,124,233	33,991,976
General Mills, Inc.	265,330	13,117,915
Tyson Foods, Inc. Class A	498,169	37,806,045
		84,915,936
Household Products - 1.0%
Colgate-Palmolive Co.	340,775	23,724,756
Kimberly-Clark Corp.	167,744	21,452,780
Procter & Gamble Co.	478,247	49,216,399
		94,393,935
Tobacco - 0.3%
Altria Group, Inc.	160,546	7,876,387
Philip Morris International, Inc.	203,059	15,661,941
		23,538,328

TOTAL CONSUMER STAPLES		376,693,450

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	478,151	16,587,058
Oil, Gas & Consumable Fuels - 0.2%
Equitrans Midstream Corp.	231,841	4,604,362
Marathon Petroleum Corp.	160,192	7,367,230
Phillips 66 Co.	64,830	5,238,264
		17,209,856

TOTAL ENERGY		33,796,914

FINANCIALS - 1.5%
Banks - 0.1%
Citigroup, Inc.	227,354	14,130,051
Capital Markets - 0.6%
FactSet Research Systems, Inc.	93,521	26,017,542
SEI Investments Co.	486,854	24,464,414
TD Ameritrade Holding Corp.	127,807	6,358,398
		56,840,354
Consumer Finance - 0.3%
American Express Co.	126,940	14,561,287
Capital One Financial Corp.	136,061	11,683,558
		26,244,845
Insurance - 0.5%
MetLife, Inc.	341,324	15,772,582
Progressive Corp.	398,331	31,579,682
		47,352,264

TOTAL FINANCIALS		144,567,514

HEALTH CARE - 6.4%
Biotechnology - 1.7%
AbbVie, Inc.	275,466	21,130,997
Amgen, Inc.	308,509	51,428,450
Biogen, Inc. (a)	75,758	16,612,972
Celgene Corp. (a)	217,206	20,371,751
Incyte Corp. (a)	21,548	1,694,319
Regeneron Pharmaceuticals, Inc. (a)	110,936	33,471,610
Vertex Pharmaceuticals, Inc. (a)	102,917	17,102,747
		161,812,846
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (a)(b)	45,788	2,663,946
Boston Scientific Corp. (a)	326,320	12,533,951
DexCom, Inc. (a)	20,248	2,456,082
IDEXX Laboratories, Inc. (a)	13,071	3,264,744
Intuitive Surgical, Inc. (a)	38,418	17,858,607
The Cooper Companies, Inc.	46,248	13,772,192
Varian Medical Systems, Inc. (a)	170,123	21,479,730
		74,029,252
Health Care Providers & Services - 1.4%
Centene Corp. (a)	319,074	18,426,524
Cigna Corp.	49,983	7,398,484
HCA Holdings, Inc.	152,333	18,426,200
Humana, Inc.	4,581	1,121,704
McKesson Corp.	41,875	5,114,613
UnitedHealth Group, Inc.	335,999	81,244,558
		131,732,083
Health Care Technology - 0.3%
Cerner Corp.	396,039	27,710,849
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	69,533	21,340,373
Thermo Fisher Scientific, Inc.	122,193	32,623,087
		53,963,460
Pharmaceuticals - 1.6%
Eli Lilly & Co.	290,625	33,695,063
Johnson & Johnson	132,118	17,327,276
Merck & Co., Inc.	633,482	50,178,109
Novartis AG sponsored ADR	228,941	19,606,507
Novo Nordisk A/S Series B sponsored ADR	670,090	31,628,248
		152,435,203

TOTAL HEALTH CARE		601,683,693

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.6%
The Boeing Co.	169,140	57,779,915
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	488,017	33,961,103
Airlines - 0.5%
Delta Air Lines, Inc.	456,400	23,504,600
United Continental Holdings, Inc. (a)	306,839	23,826,048
		47,330,648
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	123,663	13,522,549
Electrical Equipment - 0.0%
Eaton Corp. PLC	42,652	3,177,147
Machinery - 1.4%
AGCO Corp.	76,635	5,100,826
Allison Transmission Holdings, Inc.	188,447	7,799,821
Caterpillar, Inc.	158,174	18,950,827
Cummins, Inc.	150,949	22,757,071
Deere & Co.	201,772	28,282,381
Illinois Tool Works, Inc.	38,380	5,359,383
Ingersoll-Rand PLC	337,977	39,996,198
Oshkosh Corp.	109,195	7,773,592
		136,020,099
Road & Rail - 1.1%
CSX Corp.	350,258	26,083,713
Norfolk Southern Corp.	119,754	23,368,796
Union Pacific Corp.	322,200	53,736,516
		103,189,025
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	126,594	5,252,385
United Rentals, Inc. (a)	134,183	14,773,548
		20,025,933

TOTAL INDUSTRIALS		415,006,419

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,657,410	86,235,042
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	168,134	12,631,907
IT Services - 5.4%
Accenture PLC Class A	116,915	20,819,054
Automatic Data Processing, Inc.	78,142	12,512,097
Cognizant Technology Solutions Corp. Class A	269,727	16,704,193
DXC Technology Co.	257,431	12,238,270
Fidelity National Information Services, Inc.	146,529	17,627,439
First Data Corp. Class A (a)	470,496	11,960,008
Fiserv, Inc. (a)	328,214	28,180,454
Global Payments, Inc.	124,322	19,150,561
MasterCard, Inc. Class A	458,901	115,409,012
Okta, Inc. (a)	71,511	8,096,475
PayPal Holdings, Inc. (a)	245,011	26,889,957
Visa, Inc. Class A	1,189,471	191,897,356
WEX, Inc. (a)	8,531	1,611,847
Worldpay, Inc. (a)	236,014	28,708,743
		511,805,466
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.	119,658	30,110,739
Intel Corp.	208,795	9,195,332
KLA-Tencor Corp.	125,810	12,967,237
Lam Research Corp.	23,354	4,077,842
Micron Technology, Inc. (a)	258,117	8,417,195
NVIDIA Corp.	281,089	38,076,316
Qualcomm, Inc.	529,130	35,356,467
Texas Instruments, Inc.	88,025	9,181,888
Xilinx, Inc.	157,671	16,131,320
		163,514,336
Software - 7.4%
Adobe, Inc. (a)	320,702	86,878,172
Atlassian Corp. PLC (a)	31,211	3,928,841
Autodesk, Inc. (a)	334,754	53,865,266
Cadence Design Systems, Inc. (a)	61,715	3,923,223
Microsoft Corp.	2,790,101	345,079,692
Oracle Corp.	1,152,268	58,304,761
Palo Alto Networks, Inc. (a)	62,128	12,434,298
Paycom Software, Inc. (a)	23,023	4,883,178
Salesforce.com, Inc. (a)	384,178	58,168,391
ServiceNow, Inc. (a)	35,997	9,428,694
SS&C Technologies Holdings, Inc.	223,301	12,426,701
SurveyMonkey	11	189
Synopsys, Inc. (a)	280,444	32,654,899
Workday, Inc. Class A (a)	70,400	14,370,048
Zscaler, Inc. (a)(b)	40,822	2,801,614
		699,147,967
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	1,142,884	200,084,702
NetApp, Inc.	334,424	19,797,901
Western Digital Corp.	118,385	4,406,290
		224,288,893

TOTAL INFORMATION TECHNOLOGY		1,697,623,611

MATERIALS - 0.4%
Chemicals - 0.3%
CF Industries Holdings, Inc.	381,887	15,367,133
Eastman Chemical Co.	154,427	10,025,401
		25,392,534
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	457,862	7,325,792
Metals & Mining - 0.0%
Steel Dynamics, Inc.	159,792	4,018,769

TOTAL MATERIALS		36,737,095

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	57,798	12,066,488
Medical Properties Trust, Inc.	595,116	10,581,162
Omega Healthcare Investors, Inc.	264,820	9,432,888
Realty Income Corp.	124,857	8,749,979
Simon Property Group, Inc.	278,515	45,144,496
Welltower, Inc.	137,362	11,156,542
		97,131,555
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	454,437	20,767,771

TOTAL REAL ESTATE		117,899,326

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	389,319	13,252,419
The AES Corp.	539,074	8,517,369
		21,769,788
TOTAL COMMON STOCKS
(Cost $2,730,884,973)		4,800,953,750

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)(d)
(Cost $4,024,850)	98,859	9,607,118

Equity Funds - 48.4%
Large Blend Funds - 0.3%
Fidelity SAI U.S. Large Cap Index Fund (e)	1,750,360	25,922,833
Large Growth Funds - 45.2%
Fidelity Contrafund (e)	42,343,596	523,366,843
Fidelity Growth Company Fund (e)	125,706,271	2,301,681,826
Fidelity SAI U.S. Momentum Index Fund (e)	36,347,747	466,705,072
Fidelity SAI U.S. Quality Index Fund (e)	69,533,247	979,028,121

TOTAL LARGE GROWTH FUNDS		4,270,781,862

Mid-Cap Growth Funds - 2.9%
Janus Henderson Enterprise Fund	2,109,730	272,513,861
TOTAL EQUITY FUNDS
(Cost $3,456,433,034)		4,569,218,556

Money Market Funds - 0.6%
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	8,134,046	8,134,859
Invesco Government & Agency Portfolio Institutional Class 2.30% (h)	50,618,132	50,618,132
TOTAL MONEY MARKET FUNDS
(Cost $58,752,992)		58,752,991
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,250,095,849)		9,438,532,415
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,586,852)
NET ASSETS - 100%		$9,433,945,563

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,607,118 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$118,412
Total	$118,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contra- fund	$--	$538,602,565	$--	$25,866,500	$--	$(15,235,722)	$523,366,843
Fidelity Growth Com- pany Fund	2,224,523,372	239,635,854	--	119,635,854	--	(162,477,400)	2,301,681,826
Fidelity SAI U.S. Large Cap Index Fund	--	1,488,730,553	1,450,703,151	1,150,127	(11,664,150)	(440,419)	25,922,833
Fidelity SAI U.S. Mom- entum Index Fund	228,625,066	281,824,227	40,000,000	8,864,053	(2,370,009)	(1,374,212)	466,705,072
Fidelity SAI U.S. Quality Index Fund	1,103,453,284	115,576,310	279,179,796	31,593,653	37,374,647	1,803,676	979,028,121
Total	$3,556,601,722	$2,664,369,509	$1,769,882,947	$187,110,187	$23,340,488	$(177,724,077)	$4,296,704,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$558,128,721	$558,128,721	$--	$--
Consumer Discretionary	806,654,337	797,047,219	--	9,607,118
Consumer Staples	376,693,450	376,693,450	--	--
Energy	33,796,914	33,796,914	--	--
Financials	144,567,514	144,567,514	--	--
Health Care	601,683,693	601,683,693	--	--
Industrials	415,006,419	415,006,419	--	--
Information Technology	1,697,623,611	1,697,623,611	--	--
Materials	36,737,095	36,737,095	--	--
Real Estate	117,899,326	117,899,326	--	--
Utilities	21,769,788	21,769,788	--	--
Equity Funds	4,569,218,556	4,569,218,556	--	--
Money Market Funds	58,752,991	58,752,991	--	--
Total Investments in Securities:	$9,438,532,415	$9,428,925,297	$--	$9,607,118

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including securities loaned of $7,754,740) — See accompanying schedule: Unaffiliated issuers (cost $3,046,740,901)	$5,133,692,861
Fidelity Central Funds (cost $8,134,860)	8,134,859
Other affiliated issuers (cost $3,195,220,088)	4,296,704,695
Total Investment in Securities (cost $6,250,095,849)		$9,438,532,415
Receivable for investments sold		5,029,980
Receivable for fund shares sold		2,529,845
Dividends receivable		5,931,495
Interest receivable		68,801
Distributions receivable from Fidelity Central Funds		321
Prepaid expenses		38,497
Other receivables		171,948
Total assets		9,452,303,302
Liabilities
Payable to custodian bank	$16,977
Payable for investments purchased	3,447,633
Payable for fund shares redeemed	5,567,086
Accrued management fee	842,808
Other affiliated payables	108,113
Other payables and accrued expenses	240,272
Collateral on securities loaned	8,134,850
Total liabilities		18,357,739
Net Assets		$9,433,945,563
Net Assets consist of:
Paid in capital		$5,565,844,489
Total distributable earnings (loss)		3,868,101,074
Net Assets, for 542,408,544 shares outstanding		$9,433,945,563
Net Asset Value, offering price and redemption price per share ($9,433,945,563 ÷ 542,408,544 shares)		$17.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$77,810,591
Affiliated issuers		40,848,397
Interest		1,678,565
Income from Fidelity Central Funds		118,412
Total income		120,455,965
Expenses
Management fee	$38,591,649
Transfer agent fees	925,754
Accounting and security lending fees	1,320,962
Custodian fees and expenses	74,583
Independent trustees' fees and expenses	127,135
Registration fees	92,482
Audit	77,807
Legal	43,407
Miscellaneous	293,906
Total expenses before reductions	41,547,685
Expense reductions	(27,085,755)
Total expenses after reductions		14,461,930
Net investment income (loss)		105,994,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,137,667,490
Fidelity Central Funds	318
Other affiliated issuers	23,340,488
Foreign currency transactions	1,968
Futures contracts	(12,160,651)
Capital gain distributions from underlying funds:
Unaffiliated issuers	84,477,600
Affiliated issuers	146,261,790
Total net realized gain (loss)		1,379,589,003
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,137,927,245)
Fidelity Central Funds	(1)
Other affiliated issuers	(177,724,077)
Assets and liabilities in foreign currencies	(1,342)
Total change in net unrealized appreciation (depreciation)		(1,315,652,665)
Net gain (loss)		63,936,338
Net increase (decrease) in net assets resulting from operations		$169,930,373

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,994,035	$82,142,432
Net realized gain (loss)	1,379,589,003	1,346,430,096
Change in net unrealized appreciation (depreciation)	(1,315,652,665)	691,056,110
Net increase (decrease) in net assets resulting from operations	169,930,373	2,119,628,638
Distributions to shareholders	(1,480,968,534)	–
Distributions to shareholders from net investment income	–	(83,336,854)
Distributions to shareholders from net realized gain	–	(835,648,765)
Total distributions	(1,480,968,534)	(918,985,619)
Share transactions
Proceeds from sales of shares	1,698,381,942	1,625,484,486
Reinvestment of distributions	1,473,929,838	915,025,337
Cost of shares redeemed	(4,028,460,404)	(3,104,974,374)
Net increase (decrease) in net assets resulting from share transactions	(856,148,624)	(564,464,551)
Total increase (decrease) in net assets	(2,167,186,785)	636,178,468
Net Assets
Beginning of period	11,601,132,348	10,964,953,880
End of period	$9,433,945,563	$11,601,132,348
Other Information
Undistributed net investment income end of period		$25,423,566
Shares
Sold	93,996,420	86,286,096
Issued in reinvestment of distributions	86,200,709	51,303,699
Redeemed	(222,537,369)	(164,358,613)
Net increase (decrease)	(42,340,240)	(26,768,818)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Fund

Years ended May 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$17.93	$16.51	$17.60	$16.51
Income from Investment Operations
Net investment income (loss)A	.18	.13	.15	.13	.12
Net realized and unrealized gain (loss)	(.05)B	3.31	2.89	(.23)	2.10
Total from investment operations	.13	3.44	3.04	(.10)	2.22
Distributions from net investment income	(.13)	(.14)	(.15)	(.12)	(.12)
Distributions from net realized gain	(2.45)	(1.39)	(1.47)	(.88)	(1.01)
Total distributions	(2.58)	(1.53)	(1.62)	(.99)C	(1.13)
Net asset value, end of period	$17.39	$19.84	$17.93	$16.51	$17.60
Total ReturnD,E	1.30%	20.30%	19.87%	(.62)%	13.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.49%	.54%	.57%	.56%
Expenses net of fee waivers, if any	.13%	.24%	.28%	.32%	.31%
Expenses net of all reductions	.13%	.24%	.28%	.32%	.31%
Net investment income (loss)	.98%	.72%	.89%	.79%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$9,433,946	$11,601,132	$10,964,954	$10,962,597	$13,134,171
Portfolio turnover rateH	48%	38%	38%	30%	40%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.876 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $171,948 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,332,332,734
Gross unrealized depreciation	(161,764,607)
Net unrealized appreciation (depreciation)	$3,170,568,127
Tax Cost	$6,267,964,288

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$44,445,664
Undistributed long-term capital gain	$653,259,232
Net unrealized appreciation (depreciation) on securities and other investments	$3,170,568,127

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Ordinary Income	$76,054,930	$ 83,336,854
Long-term Capital Gains	1,404,913,604	835,648,765
Total	$1,480,968,534	$ 918,985,619

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. For the period, the average monthly notional amount at value for futures contracts in the aggregate was $23,669,480.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $5,130,627,451 and $7,110,795,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ClariVest Asset Management LLC, FIAM LLC (an affiliate of the investment adviser), Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .01%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $448 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,957 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $118,412.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $27,081,731.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custody credits amounted to $3,714.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $310.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 13% and 12% of the total outstanding shares of Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Growth Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.12%	$1,000.00	$1,029.70	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Growth Fund voted to pay on July 15, 2019, to shareholders of record at the opening of business on July 12, 2019, a distribution of $1.22 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.083 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2019, $1,378,966,130, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On December 5, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an amended sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Sub-Advisory Agreement) to add an additional investment mandate. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement with Geode on behalf of the fund, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate.

The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board’s decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Geode from its oversight of Geode on behalf of other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund on behalf of the new investment mandate. The Board also took into consideration the fund’s investment objective, strategies and related investment philosophy and additional information regarding the new investment mandate provided by Strategic Advisers and Geode. The Board also considered the structure of Geode’s portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Geode will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that Geode’s analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode’s trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the new investment mandate and (ii) the resources devoted by Geode to its compliance program, which the Board is familiar with through its oversight of Geode on behalf of other funds overseen by the Board.

Investment Performance.  The Board considered that the investment mandate to be utilized by Geode is new and, therefore, does not have historical investment performance. The Board reviewed hypothetical backtested performance of the new investment mandate. Because it is a new investment mandate, performance was not a material factor in the Board’s decision to approve the Amended Sub-Advisory Agreement.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Amended Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund’s investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Geode and the projected change in the fund’s total operating expenses, if any, as a result of the new investment mandate. The Board also considered the relevant fee comparisons for factor-based strategies charged by Geode to other Fidelity funds overseen by other Fidelity fund boards.

The Board considered that the fee schedule for the additional mandate is lower than the fee schedule for the existing mandate and identical to the fee schedule for a factor-based strategy charged by Geode for another Strategic Advisers fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in a change to the fund’s maximum aggregate annual management fee rate, Strategic Advisers’ portion of the fund’s management fee or Strategic Advisers’ contractual management fee waiver for the fund. The Board also considered that after allocating assets to Geode under the new investment mandate, the fund’s management fee is expected to continue to rank below median of its competitive peer group. In addition, the Board considered that no change is expected to the fund’s total net expenses after allocating assets to the new investment mandate and that net expenses of the fund are expected to continue to rank below the median expense ratio of its competitive peer group.

Based on its review, the Board concluded that the fund’s management fee structure and any projected changes to total expenses (if any) bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement will have no impact on the management fee retained by Strategic Advisers, if any, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement. The Board noted that it will consider costs of services and profitability to Strategic Advisers and Geode as a result of their relationship with the fund in connection with future renewals of the Amended Sub-Advisory Agreement and the fund’s advisory agreement with Strategic Advisers.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits that may accrue to Strategic Advisers and its affiliates and each sub-adviser from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers or a sub-adviser, if any, during its annual renewal of the fund’s advisory agreement with Strategic Advisers and each sub-advisory agreement. With respect to the Amended Sub-Advisory Agreement, the Board considered management’s representation that it does not anticipate that the additional investment mandate will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund’s advisory agreement with Strategic Advisers and the fund’s sub-advisory agreements.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement’s fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub- Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Growth Fund

On March 7, 2019, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with ClariVest Asset Management LLC (ClariVest) for the fund, which would take effect upon the consummation of a transaction resulting in changes to the ownership of ClariVest, a sub-adviser to the fund. The Board noted that the terms of the Sub-Advisory Agreement are identical in all material respects to those of the existing sub-advisory agreement with ClariVest, except with respect to the date of execution. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which the fund's investment adviser, Strategic Advisers LLC (Strategic Advisers), or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding ClariVest, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the fund's current sub-advisory agreement with ClariVest at its September 2018 Board meeting.

The Board considered that the Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management under the existing sub-advisory agreement.

Investment Performance.  The Board considered that it received information regarding ClariVest's historical investment performance in managing fund assets in connection with the annual renewal of the fund's current sub-advisory agreement with ClariVest and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and the amount and nature of fees to be paid by Strategic Advisers to ClariVest and the absence of any change in the fund's total operating expenses as a result of approving the Sub- Advisory Agreement.

The Board considered that there are no expected changes to the fund's management fee or total operating expenses as a result of approving the Sub-Advisory Agreement and that the fund's management fee and total net expenses are expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2018 meeting.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to ClariVest, the Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Sub-Advisory Agreement will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to ClariVest as assets allocated to ClariVest grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged there under will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SGF-ANN-0719
1.907404.110

Strategic Advisers® Short Duration Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2019	Past 1 year	Past 5 years	Life of fundA
Strategic Advisers® Short Duration Fund	2.75%	1.43%	1.37%

 A From December 20, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Short Duration Fund on December 20, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Citigroup® 6-Month U.S. Treasury Bill Index performed over the same period.

Period Ending Values
$11,070	Strategic Advisers® Short Duration Fund
$10,468	Citigroup® 6-Month U.S. Treasury Bill Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds advanced broadly for the 12 months ending May 31, 2019, driven by slower global economic growth and uncertainty regarding trade policy and the direction of U.S. interest rates. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.40%. Early in the period, spreads between shorter-term and longer-term Treasury bonds remained tight, due to escalating global trade tension. Yields rose in September and early October on expectations for higher inflation. Yields then declined and credit spreads widened in November and December because of disappointing U.S. manufacturing data and signs of a global slowdown. Yield spreads narrowed notably in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes and that future increases largely would depend on economic data. Yields continued to decline toward period end, amid rising international trade tension and attacks on oil tankers in the Middle East. Within the Bloomberg Barclays index, corporate bonds gained 7.45%, topping the 6.28% advance of U.S. Treasuries. Securitized bonds rose 5.63%, led by commercial mortgage-backed securities (+7.70%). Outside the index, most non-core fixed-income segments moderately lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 4.36%.

Comments from Lead Portfolio Manager Jonathan Duggan:  For the fiscal year, the Fund gained 2.75%, outpacing the 2.32% advance of the benchmark FTSE® 6-Month U.S. Treasury Bill Index. Sub-advisers FIAM® and T. Rowe Price added the most value, contributing about equally versus the benchmark. More specifically, both managers benefited from allocations to investment-grade corporate credit. T. Rowe Price also had somewhat greater interest-rate sensitivity than the benchmark, which provided a boost to performance as interest rates declined during the period’s second half. On the downside, PIMCO Short-Term Fund was the only notable relative detractor, hampered by unfavorable interest-rate and yield-curve positioning. During the period, we sold several mutual fund positions and reallocated these assets into sub-adviser T. Rowe Price. We also reduced our allocation to Fidelity® Floating Rate High Income Fund for risk-management purposes. Looking ahead, we think it's likely that the U.S. Federal Reserve will begin reducing short-term interest rates later this year. Lastly, we plan to maintain a cushion of liquidity in the portfolio to help manage risk during periods of volatility.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 31, 2018, former Co-Manager Gregory Pappas retired from the firm, leaving Jonathan Duggan as sole manager of the Fund. On April 1, 2019, Chris Heavey assumed co-management responsibilities for the Fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
PIMCO Short-Term Fund – Administrator Class	25.2
Fidelity Short-Term Bond Fund	8.7
Blackrock Low Duration Bond Portfolio Investor A Shares	6.4
Metropolitan West Low Duration Bond Fund – Class M	4.1
Baird Short-Term Bond Fund - Institutional Class	3.6
iShares Short Treasury Bond ETF	3.0
PIMCO Enhanced Short Maturity Active ETF	2.1
Prudential Short-Term Corporate Bond Fund, Inc. Class A	2.0
JPMorgan Ultra-Short Income ETF	2.0
Fidelity Floating Rate High Income Fund	1.6
58.7

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Corporate Bonds	24.3%
U.S. Government and U.S. Government Agency Obligations	3.3%
Asset-Backed Securities	7.9%
CMOs and Other Mortgage Related Securities	1.5%
Bank Loan Funds	1.6%
Other Investments	0.2%
Short-Term Funds	59.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Asset allocations of fund in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3 month U.S. LIBOR + 0.930% 3.531% 6/30/20 (a)(b)	$7,845,000	$7,901,343
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 3.168% 1/17/20 (a)(b)(c)	10,000,000	10,013,960
SBA Tower Trust:
3.156% 10/8/20 (c)	265,000	266,648
3.448% 3/15/48 (c)	880,000	901,176
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	577,059
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 3.0734% 5/22/20 (a)(b)	25,000,000	25,100,000
		44,760,186
Entertainment - 0.4%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.9918% 4/1/21 (a)(b)(c)	23,029,000	23,097,626
NBCUniversal, Inc. 5.15% 4/30/20	1,521,000	1,555,698
		24,653,324
Interactive Media & Services - 0.1%
Baidu.com, Inc. 2.75% 6/9/19	2,665,000	2,665,040
Tencent Holdings Ltd. 2.875% 2/11/20 (c)	1,555,000	1,561,220
		4,226,260
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,405,342
4.464% 7/23/22	2,445,000	2,534,675
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.9218% 10/1/20 (a)(b)	7,282,000	7,295,895
3 month U.S. LIBOR + 0.440% 3.0318% 10/1/21 (a)(b)	8,940,000	8,974,982
3.7% 4/15/24	1,715,000	1,790,279
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 3.3426% 9/20/19 (a)(b)	3,399,000	3,403,922
2.2% 9/20/19	565,000	563,780
Fox Corp.:
3.666% 1/25/22 (c)	260,000	266,604
4.03% 1/25/24 (c)	305,000	319,510
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	298,090
Omnicom Group, Inc.:
4.45% 8/15/20	735,000	751,014
6.25% 7/15/19	1,350,000	1,355,310
RELX Capital, Inc. 3.5% 3/16/23	575,000	590,705
		29,550,108
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	448,000	457,520
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	660,000	665,400
Vodafone Group PLC 3.75% 1/16/24	650,000	666,754
		1,789,674

TOTAL COMMUNICATION SERVICES		104,979,552

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.6719% 2/21/20 (a)(b)	5,000,000	5,003,900
3 month U.S. LIBOR + 0.260% 2.8746% 6/16/20 (a)(b)	5,000,000	5,006,584
3 month U.S. LIBOR + 0.290% 2.8906% 12/10/21 (a)(b)	5,000,000	4,989,576
3.15% 1/8/21	1,745,000	1,766,020
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.9686% 4/6/20 (a)(b)(c)	7,796,000	7,813,338
3 month U.S. LIBOR + 0.410% 3.0135% 4/12/21 (a)(b)(c)	11,110,000	11,105,556
3 month U.S. LIBOR + 0.500% 3.0353% 8/13/21 (a)(b)(c)	830,000	832,318
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 3.0951% 5/5/20 (a)(b)(c)	9,640,000	9,659,955
3 month U.S. LIBOR + 0.620% 3.2028% 10/30/19 (a)(b)(c)	5,000,000	5,008,158
3 month U.S. LIBOR + 0.630% 3.2186% 1/6/20 (a)(b)(c)	10,000,000	10,020,128
2.2% 5/5/20 (c)	1,420,000	1,413,084
2.3% 2/12/21 (c)	1,745,000	1,731,570
3.1% 5/4/20 (c)	765,000	767,244
3.75% 11/5/21 (c)	325,000	331,749
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.4421% 4/9/21 (a)(b)	5,628,000	5,626,652
3 month U.S. LIBOR + 0.930% 3.5268% 4/13/20 (a)(b)	11,000,000	11,038,456
3 month U.S. LIBOR + 1.270% 3.8724% 10/4/19 (a)(b)	5,000,000	5,014,350
3.2% 7/13/20	1,570,000	1,574,592
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.500% 3.0219% 5/21/20 (a)(b)(c)	795,000	795,051
3 month U.S. LIBOR + 0.940% 3.5551% 3/2/21 (a)(b)(c)	995,000	995,830
4.05% 2/4/22 (c)	930,000	958,266
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (c)	450,000	445,958
3.65% 9/21/21 (c)	580,000	588,947
Volkswagen Group of America Finance LLC 3.875% 11/13/20 (c)	980,000	996,168
		93,483,450
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC 2.35% 10/15/19 (c)	225,000	224,684
Hotels, Restaurants & Leisure - 0.0%
GLP Capital LP/GLP Financing II, Inc. 4.875% 11/1/20	935,000	948,922
McDonald's Corp. 3.35% 4/1/23	645,000	663,814
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	250,092
Starbucks Corp. 2.7% 6/15/22	435,000	435,870
		2,298,698
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	492,605
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,963,232
eBay, Inc. 2.15% 6/5/20	805,000	801,111
Expedia, Inc. 5.95% 8/15/20	335,000	347,265
JD.com, Inc. 3.125% 4/29/21	1,775,000	1,768,956
		4,880,564
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.288% 4/17/20 (a)(b)	1,250,000	1,250,128
Specialty Retail - 0.2%
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	722,126
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	396,406
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.9361% 3/1/22 (a)(b)	10,000,000	10,016,313
		11,134,845
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (c)	2,005,000	2,009,647

TOTAL CONSUMER DISCRETIONARY		115,774,621

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	3,000,000	3,004,542
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.218% 11/15/21 (a)(b)	5,000,000	5,000,800
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.7596% 5/18/20 (a)(b)	12,795,000	12,800,648
Maple Escrow Subsidiary, Inc. 3.551% 5/25/21 (c)	940,000	954,543
Molson Coors Brewing Co. 2.25% 3/15/20	910,000	906,748
Pernod Ricard SA 4.45% 1/15/22 (c)	1,155,000	1,203,389
		23,870,670
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 3.1083% 12/13/19 (a)(b)(c)	1,845,000	1,844,899
Kroger Co. 1.5% 9/30/19	576,000	573,746
		2,418,645
Food Products - 0.3%
Bunge Ltd. Finance Corp.:
3% 9/25/22	405,000	406,398
3.5% 11/24/20	2,385,000	2,409,178
Campbell Soup Co.:
3 month U.S. LIBOR + 0.500% 3.1146% 3/16/20 (a)(b)	1,005,000	1,003,983
3 month U.S. LIBOR + 0.630% 3.2409% 3/15/21 (a)(b)	1,005,000	1,002,745
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.3415% 10/22/20 (a)(b)	5,641,000	5,642,783
Danone SA 1.691% 10/30/19 (c)	2,430,000	2,420,556
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (a)(b)	7,164,000	7,163,857
Tyson Foods, Inc. 2.25% 8/23/21	600,000	594,613
		20,644,113
Tobacco - 0.7%
Altria Group, Inc.:
3.49% 2/14/22	2,517,000	2,562,646
3.8% 2/14/24	1,300,000	1,335,979
4.75% 5/5/21	4,386,000	4,552,429
BAT Capital Corp.:
3 month U.S. LIBOR + 0.590% 3.1179% 8/14/20 (a)(b)	6,600,000	6,606,781
2.297% 8/14/20	2,575,000	2,562,633
2.764% 8/15/22	1,230,000	1,219,842
Imperial Tobacco Finance PLC 2.95% 7/21/20 (c)	15,940,000	15,955,767
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,971,176
Reynolds American, Inc.:
3.25% 6/12/20	310,000	311,515
8.125% 6/23/19	360,000	361,105
		45,439,873

TOTAL CONSUMER STAPLES		92,373,301

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Schlumberger Holdings Corp. 3.75% 5/1/24 (c)	620,000	638,375
Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.7748% 11/24/20 (a)(b)	10,000,000	10,004,700
Cenovus Energy, Inc.:
3% 8/15/22	1,100,000	1,095,069
5.7% 10/15/19	1,273,077	1,284,585
Chevron Corp. 3 month U.S. LIBOR + 0.480% 3.0951% 3/3/22 (a)(b)	4,700,000	4,722,893
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,740,215
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,140,764
Energy Transfer Partners LP 4.25% 3/15/23	615,000	632,753
Eni SpA 4% 9/12/23 (c)	390,000	401,884
Enterprise Products Operating LP:
2.8% 2/15/21	1,020,000	1,022,410
2.85% 4/15/21	3,000,000	3,013,128
3.5% 2/1/22	1,050,000	1,071,741
Marathon Oil Corp. 2.7% 6/1/20	1,090,000	1,088,074
Petroleos Mexicanos:
5.5% 1/21/21	155,000	159,263
6.375% 2/4/21	866,000	900,203
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.1206% 2/26/21 (a)(b)	5,033,000	5,033,127
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	360,000	359,267
5% 2/1/21	455,000	468,888
5.75% 1/15/20	440,000	447,362
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	2,690,000	2,790,723
Saudi Arabian Oil Co. 2.75% 4/16/22 (c)	1,815,000	1,808,285
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 2.9466% 9/12/19 (a)(b)	10,000,000	10,009,460
2.125% 5/11/20	5,000,000	4,985,671
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.793% 11/15/19 (a)(b)	15,040,000	15,050,164
Williams Partners LP:
3.35% 8/15/22	200,000	203,082
5.25% 3/15/20	2,630,000	2,681,176
		72,114,887

TOTAL ENERGY		72,753,262

FINANCIALS - 14.2%
Banks - 9.4%
Abbey National PLC 2.125% 11/3/20	570,000	565,195
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.0015% 1/19/21 (a)(b)(c)	10,000,000	10,012,800
3 month U.S. LIBOR + 0.570% 3.0906% 8/27/21 (a)(b)(c)	9,413,000	9,444,797
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 3.0196% 8/19/20 (a)(b)(c)	7,000,000	7,026,845
ANZ National International Ltd. 2.2% 7/17/20 (c)	825,000	822,429
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	278,600
Banco Santander Chile Mtn Rgs 2.5% 12/15/20 (c)	1,745,000	1,747,181
Banco Santander SA 3 month U.S. LIBOR + 1.120% 3.7235% 4/12/23 (a)(b)	800,000	794,933
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.9715% 1/23/22 (a)(b)	15,000,000	14,886,000
3 month U.S. LIBOR + 0.650% 3.2418% 10/1/21 (a)(b)	10,000,000	10,029,364
3 month U.S. LIBOR + 0.650% 3.2515% 6/25/22 (a)(b)	20,000,000	20,047,247
2.503% 10/21/22	1,475,000	1,466,920
2.625% 4/19/21	715,000	716,954
2.738% 1/23/22 (a)	830,000	830,317
3.3% 1/11/23	1,445,000	1,469,611
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.7706% 8/28/20 (a)(b)	10,000,000	10,002,461
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 3.0509% 6/15/20 (a)(b)	11,600,000	11,642,669
3 month U.S. LIBOR + 0.460% 3.0568% 4/13/21 (a)(b)	960,000	963,861
3 month U.S. LIBOR + 0.570% 3.1799% 3/26/22 (a)(b)	5,000,000	5,015,639
3 month U.S. LIBOR + 0.600% 3.1966% 12/12/19 (a)(b)	5,000,000	5,017,289
Bank of Nova Scotia 3 month U.S. LIBOR + 0.290% 2.8786% 1/8/21 (a)(b)	10,000,000	10,010,913
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 3.0815% 7/20/20 (a)(b)(c)	15,000,000	15,043,309
2.2% 7/20/20 (c)	940,000	936,283
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 3.0413% 1/11/21 (a)(b)	11,000,000	10,949,112
3 month U.S. LIBOR + 0.650% 3.2151% 8/7/20 (a)(b)	15,000,000	15,009,983
2.65% 1/11/21	905,000	902,970
Barclays PLC:
3 month U.S. LIBOR + 1.625% 4.209% 1/10/23 (a)(b)	645,000	647,326
2.75% 11/8/19	1,465,000	1,462,923
BB&T Corp. 2.15% 2/1/21	1,160,000	1,153,097
BPCE SA:
3 month U.S. LIBOR + 1.220% 3.7434% 5/22/22 (a)(b)(c)	605,000	609,689
3.145% 7/31/20 (c)	5,000,000	5,033,540
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 3.0468% 1/15/20 (a)(b)	5,000,000	5,009,652
Capital One NA 3 month U.S. LIBOR + 0.765% 3.3733% 9/13/19 (a)(b)	15,000,000	15,017,692
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.8915% 10/20/20 (a)(b)	4,500,000	4,505,385
3 month U.S. LIBOR + 0.600% 3.1234% 5/20/22 (a)(b)	5,000,000	5,002,045
1.85% 9/18/19	7,000,000	6,985,678
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.374% 1/10/20 (a)(b)	5,905,000	5,925,483
3 month U.S. LIBOR + 0.930% 3.5366% 6/7/19 (a)(b)	20,000,000	20,001,500
2.7% 3/30/21	130,000	130,119
2.9% 12/8/21	1,495,000	1,500,314
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 3.1551% 3/2/20 (a)(b)	15,000,000	15,021,223
3 month U.S. LIBOR + 0.570% 3.0906% 5/26/20 (a)(b)	10,000,000	10,025,140
2.25% 3/2/20	685,000	683,032
2.55% 5/13/21	520,000	518,417
Compass Bank 3 month U.S. LIBOR + 0.730% 3.3306% 6/11/21 (a)(b)	10,450,000	10,430,433
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.5706% 6/10/20 (a)(b)(c)	13,280,000	13,375,882
3 month U.S. LIBOR + 1.020% 3.6011% 4/24/23 (a)(b)(c)	675,000	671,866
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	635,000	634,933
Credit Suisse New York Branch 5.4% 1/14/20	315,000	319,861
Danske Bank A/S 2.2% 3/2/20 (c)	1,545,000	1,538,335
Discover Bank 7% 4/15/20	2,025,000	2,096,139
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	570,273
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.1196% 5/18/21 (a)(b)	6,165,000	6,168,134
3 month U.S. LIBOR + 0.650% 3.2466% 9/11/21 (a)(b)	5,675,000	5,683,526
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 3.1453% 11/13/19 (a)(b)	15,000,000	15,033,691
2.35% 3/5/20	995,000	992,396
Huntington National Bank 3 month U.S. LIBOR + 0.510% 3.1106% 3/10/20 (a)(b)	9,027,000	9,052,280
ING Bank NV 3 month U.S. LIBOR + 0.690% 3.2818% 10/1/19 (a)(b)(c)	5,000,000	5,011,379
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.751% 3/29/22 (a)(b)	735,000	744,498
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.8561% 9/1/20 (a)(b)	10,000,000	9,998,810
3 month U.S. LIBOR + 0.590% 3.1915% 9/23/19 (a)(b)	10,000,000	10,013,836
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.95% 10/19/20 (a)(b)	5,000,000	5,004,596
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 3.1506% 3/9/21 (a)(b)	1,485,000	1,487,530
3 month U.S. LIBOR + 0.680% 3.3061% 6/1/21 (a)(b)	4,000,000	4,015,540
3 month U.S. LIBOR + 0.955% 3.5465% 1/23/20 (a)(b)	7,111,000	7,152,029
3 month U.S. LIBOR + 1.100% 3.7066% 6/7/21 (a)(b)	11,083,000	11,228,071
4.25% 10/15/20	390,000	398,909
4.4% 7/22/20	235,000	240,115
4.95% 3/25/20	315,000	321,067
KeyBank NA 3 month U.S. LIBOR + 0.660% 3.239% 2/1/22 (a)(b)	8,128,000	8,158,436
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0551% 5/7/21 (a)(b)	9,000,000	8,995,609
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.8503% 1/25/21 (a)(b)	10,000,000	9,979,334
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.2364% 7/26/21 (a)(b)	6,926,000	6,951,680
3 month U.S. LIBOR + 0.700% 3.3066% 3/7/22 (a)(b)	10,000,000	10,034,408
3 month U.S. LIBOR + 0.860% 3.4464% 7/26/23 (a)(b)	665,000	666,960
3 month U.S. LIBOR + 0.920% 3.4434% 2/22/22 (a)(b)	840,000	846,437
3.218% 3/7/22	1,090,000	1,108,408
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.7483% 9/13/21 (a)(b)	17,000,000	17,216,109
Nordea Bank AB 3 month U.S. LIBOR + 0.470% 2.9949% 5/29/20 (a)(b)(c)	12,000,000	12,042,259
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.9466% 3/12/21 (a)(b)	7,000,000	7,003,453
3 month U.S. LIBOR + 0.360% 2.8796% 5/19/20 (a)(b)	10,000,000	10,020,192
Rabobank (Netherlands) NV 3.95% 11/9/22	1,370,000	1,406,350
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 3.0164% 4/26/21 (a)(b)	12,500,000	12,536,381
3 month U.S. LIBOR + 0.830% 3.414% 1/10/22 (a)(b)	5,000,000	5,056,017
Regions Bank:
3 month U.S. LIBOR + 0.380% 2.9718% 4/1/21 (a)(b)	11,385,000	11,349,818
3 month U.S. LIBOR + 0.500% 3.0353% 8/13/21 (a)(b)	8,000,000	7,986,664
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.8915% 7/22/20 (a)(b)	5,000,000	5,011,457
3 month U.S. LIBOR + 0.380% 2.9951% 3/2/20 (a)(b)	10,000,000	10,020,434
3 month U.S. LIBOR + 0.400% 2.9803% 1/25/21 (a)(b)	5,000,000	5,012,868
Royal Bank of Scotland Group PLC 6.4% 10/21/19	295,000	298,858
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	818,223
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 3.7415% 1/20/23 (a)(b)(c)	910,000	908,295
2.1% 8/19/19 (c)	390,000	389,413
2.4% 9/8/19 (c)	245,000	244,600
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.938% 1/17/20 (a)(b)	17,048,000	17,080,162
3 month U.S. LIBOR + 0.370% 2.971% 10/16/20 (a)(b)	5,000,000	5,004,038
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.680% 4.2806% 3/9/21 (a)(b)	3,000,000	3,065,524
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.0864% 10/26/21 (a)(b)	5,000,000	5,005,315
3 month U.S. LIBOR + 0.530% 3.1128% 1/31/20 (a)(b)	10,000,000	10,022,677
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.9948% 5/24/21 (a)(b)	5,000,000	5,019,282
Swedbank AB 2.65% 3/10/21 (c)	1,020,000	1,013,311
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.8203% 1/25/21 (a)(b)	11,565,000	11,570,954
3 month U.S. LIBOR + 0.260% 2.8746% 9/17/20 (a)(b)	5,000,000	5,016,577
3 month U.S. LIBOR + 0.650% 3.1853% 8/13/19 (a)(b)	10,000,000	10,012,056
U.S. Bancorp 3% 3/15/22	1,530,000	1,551,132
U.S. Bank NA:
3 month U.S. LIBOR + 0.250% 2.8311% 7/24/20 (a)(b)	5,000,000	5,009,188
3% 2/4/21	5,000,000	5,047,647
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 3.4715% 7/22/20 (a)(b)	14,900,000	14,972,563
2.55% 12/7/20	95,000	95,047
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.8268% 1/15/20 (a)(b)	10,000,000	10,012,192
3 month U.S. LIBOR + 0.500% 3.0915% 7/23/21 (a)(b)	5,000,000	5,006,300
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.88% 3/25/20 (a)(b)	5,000,000	4,988,500
3.325% 7/23/21 (a)	1,935,000	1,949,424
Westpac Banking Corp. 3 month U.S. LIBOR + 0.560% 3.0796% 8/19/19 (a)(b)	9,250,000	9,260,552
		671,815,170
Capital Markets - 1.8%
Bank New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.8003% 6/4/21 (a)(b)	5,000,000	4,999,998
3 month U.S. LIBOR + 0.300% 2.9151% 12/4/20 (a)(b)	7,000,000	7,005,270
Cboe Global Markets, Inc. 1.95% 6/28/19	620,000	619,671
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.8419% 5/21/21 (a)(b)	990,000	990,209
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.815% 3.4065% 1/22/21 (a)(b)	10,000,000	9,862,897
3 month U.S. LIBOR + 1.290% 3.8551% 2/4/21 (a)(b)	860,000	853,646
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 3.4083% 12/13/19 (a)(b)	15,000,000	15,048,807
3 month U.S. LIBOR + 1.200% 3.8109% 9/15/20 (a)(b)	4,670,000	4,708,201
3 month U.S. LIBOR + 1.360% 3.9403% 4/23/21 (a)(b)	10,000,000	10,164,546
2.3% 12/13/19	810,000	808,612
2.75% 9/15/20	220,000	220,392
2.876% 10/31/22 (a)	520,000	519,439
3% 4/26/22	1,140,000	1,143,626
5.375% 3/15/20	395,000	403,110
5.75% 1/24/22	780,000	838,521
6% 6/15/20	120,000	124,065
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,493
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.0951% 2/10/21 (a)(b)	27,000,000	27,029,420
3 month U.S. LIBOR + 0.740% 3.3315% 7/23/19 (a)(b)	5,000,000	5,004,922
2.625% 11/17/21	1,225,000	1,218,455
5.5% 1/26/20	300,000	305,371
5.5% 7/24/20	670,000	690,865
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.009% 11/1/21 (a)(b)	5,500,000	5,512,416
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 3.1745% 6/8/20 (a)(b)(c)	23,790,000	23,873,741
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 3.1679% 8/14/19 (a)(b)	4,329,000	4,333,242
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.7435% 5/23/23 (a)(b)(c)	880,000	887,515
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,500,249
		128,851,699
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,090,356
4.45% 12/16/21	920,000	948,740
4.625% 10/30/20	635,000	650,045
American Express Co.:
3 month U.S. LIBOR + 0.600% 3.1651% 11/5/21 (a)(b)	6,750,000	6,781,191
3% 2/22/21	6,095,000	6,125,475
American Express Credit Corp.:
3 month U.S. LIBOR + 0.430% 3.0451% 3/3/20 (a)(b)	15,000,000	15,029,184
2.375% 5/26/20	230,000	229,573
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.2528% 7/30/21 (a)(b)(c)	1,427,000	1,423,418
3 month U.S. LIBOR + 0.950% 3.5761% 6/1/21 (a)(b)(c)	4,307,000	4,320,408
Capital One Bank U.S.A. NA 8.8% 7/15/19	615,000	619,139
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.2953% 5/12/20 (a)(b)	10,000,000	10,039,860
2.4% 10/30/20	615,000	613,726
2.5% 5/12/20	360,000	359,338
3.9% 1/29/24	505,000	524,295
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 3.094% 1/10/20 (a)(b)	5,000,000	5,013,329
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.930% 3.5315% 9/24/20 (a)(b)	1,855,000	1,854,768
3 month U.S. LIBOR + 1.000% 3.5921% 1/9/20 (a)(b)	8,835,000	8,846,724
2.343% 11/2/20	660,000	652,014
2.459% 3/27/20	510,000	507,853
2.681% 1/9/20	1,730,000	1,727,262
3.157% 8/4/20	815,000	814,103
3.47% 4/5/21	415,000	414,129
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	543,063
2% 7/1/19 (c)	1,035,000	1,034,381
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.7486% 1/8/21 (a)(b)	8,720,000	8,707,749
3 month U.S. LIBOR + 0.170% 2.7621% 10/9/20 (a)(b)	5,000,000	5,001,214
3 month U.S. LIBOR + 0.240% 2.8366% 3/12/21 (a)(b)	5,000,000	4,992,085
3 month U.S. LIBOR + 0.260% 2.8606% 9/10/21 (a)(b)	5,000,000	4,994,549
3 month U.S. LIBOR + 0.420% 3.004% 7/10/20 (a)(b)	5,000,000	5,018,558
Paccar Financial Corp. 3.1% 5/10/21	1,260,000	1,276,407
Synchrony Financial 2.7% 2/3/20	3,250,000	3,248,460
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.170% 2.7846% 9/18/20 (a)(b)	10,000,000	10,008,710
		113,410,106
Diversified Financial Services - 0.6%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 3.0615% 6/25/21 (a)(b)(c)	4,293,000	4,291,516
3.35% 6/25/21 (c)	770,000	780,071
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (c)	1,065,000	1,066,054
3.95% 7/1/24 (c)	265,000	263,238
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	134,386
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	173,798
Broadcom Corp./Broadcom Cayman LP:
2.2% 1/15/21	225,000	222,305
2.375% 1/15/20	1,640,000	1,635,629
3% 1/15/22	1,540,000	1,531,462
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.9646% 3/17/20 (a)(b)(c)	10,000,000	10,003,235
3 month U.S. LIBOR + 0.650% 3.2646% 9/17/21 (a)(b)(c)	4,790,000	4,791,293
CNH Industrial Capital LLC:
3.375% 7/15/19	530,000	529,338
3.875% 10/15/21	1,325,000	1,345,524
4.375% 11/6/20	1,725,000	1,751,910
ENEL Finance International NV:
2.875% 5/25/22 (c)	1,175,000	1,162,012
4.25% 9/14/23 (c)	780,000	803,883
GE Capital International Funding Co. 2.342% 11/15/20	14,064,000	13,924,477
SMBC Aviation Capital Finance:
3.55% 4/15/24 (c)	325,000	331,431
4.125% 7/15/23 (c)	200,000	208,092
		44,949,654
Insurance - 0.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	969,458
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.1526% 9/20/21 (a)(b)(c)	6,046,000	6,040,982
American International Group, Inc.:
4.875% 6/1/22	675,000	716,362
6.4% 12/15/20	375,000	395,998
Aon Corp. 5% 9/30/20	135,000	139,312
Aon PLC 2.8% 3/15/21	1,320,000	1,325,510
CNO Financial Group, Inc. 4.5% 5/30/20	620,000	628,432
Lincoln National Corp. 4% 9/1/23	270,000	284,157
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.801% 12/29/21 (a)(b)	4,546,000	4,559,940
3.5% 12/29/20	3,222,000	3,269,336
3.875% 3/15/24	725,000	758,909
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 2.9966% 6/12/20 (a)(b)(c)	10,000,000	10,025,318
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.97% 9/7/20 (a)(b)(c)	5,000,000	5,006,580
2.5% 12/3/20 (Reg. S) (c)	3,000,000	2,997,291
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.8851% 8/6/21 (a)(b)(c)	6,177,000	6,187,346
2.95% 1/28/21 (c)	3,775,000	3,810,742
Principal Life Global Funding II 2.2% 4/8/20 (c)	1,000,000	997,369
Protective Life Global Funding 3 month U.S. LIBOR + 0.370% 2.9668% 7/13/20 (a)(b)(c)	7,000,000	7,015,249
Reinsurance Group of America, Inc.:
5% 6/1/21	125,000	130,557
6.45% 11/15/19	1,100,000	1,117,725
Trinity Acquisition PLC 3.5% 9/15/21	650,000	657,812
		57,034,385
Thrifts & Mortgage Finance - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 10/15/25	701,137	693,313
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/23 (c)	370,000	379,933
		1,073,246

TOTAL FINANCIALS		1,017,134,260

HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc.:
2.3% 5/14/21	850,000	845,375
2.9% 11/6/22	775,000	776,759
3.2% 11/6/22	170,000	171,934
Baxalta, Inc. 3.6% 6/23/22	265,000	269,099
Biogen, Inc. 2.9% 9/15/20	510,000	511,544
Celgene Corp.:
2.75% 2/15/23	605,000	606,644
2.875% 8/15/20	1,203,000	1,209,154
2.875% 2/19/21	1,110,000	1,117,500
3.25% 2/20/23	185,000	188,667
3.55% 8/15/22	600,000	617,652
3.625% 5/15/24	160,000	165,932
		6,480,260
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	1,075,000	1,085,530
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (a)(b)	8,326,000	8,328,225
2.404% 6/5/20	1,195,000	1,190,625
2.675% 12/15/19	1,785,000	1,783,750
2.894% 6/6/22	675,000	677,969
3.125% 11/8/21	350,000	353,007
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.3753% 3/19/21 (a)(b)	3,220,000	3,215,650
		16,634,756
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp. 3.5% 11/15/21	610,000	618,709
Anthem, Inc. 2.5% 11/21/20	665,000	664,649
Cigna Corp.:
3.4% 9/17/21 (c)	370,000	375,197
3.75% 7/15/23 (c)	660,000	677,261
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 3.2306% 3/9/20 (a)(b)	620,000	621,603
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (a)(b)	6,025,000	6,049,337
3.125% 3/9/20	9,367,000	9,400,422
3.35% 3/9/21	1,835,000	1,853,510
3.7% 3/9/23	860,000	879,020
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	630,000	643,078
4.272% 8/28/23 (c)	430,000	451,413
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 3.2703% 11/30/20 (a)(b)	14,225,000	14,225,405
2.25% 6/15/19	160,000	159,972
HCA Holdings, Inc.:
4.25% 10/15/19	335,000	336,330
6.5% 2/15/20	1,480,000	1,514,967
Humana, Inc.:
2.9% 12/15/22	160,000	160,318
3.15% 12/1/22	315,000	318,272
3.85% 10/1/24	60,000	61,374
McKesson Corp. 3.65% 11/30/20	1,380,000	1,400,901
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	722,842
		41,134,580
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 3.2315% 6/25/21 (a)(b)(c)	11,230,000	11,136,842
3.5% 6/25/21 (c)	855,000	862,224
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (c)	9,104,000	9,149,202
2.6% 5/16/22 (c)	410,000	412,900
2.9% 7/26/24 (c)	840,000	850,991
Johnson & Johnson 1.95% 11/10/20	460,000	458,153
Perrigo Finance PLC 3.5% 12/15/21	400,000	396,007
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	4,480,000	4,466,749
2.875% 9/23/23	115,000	114,238
Takeda Pharmaceutical Co. Ltd. 3.8% 11/26/20 (c)	810,000	821,974
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,280,000	2,273,502
2.2% 7/21/21	85,000	78,430
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.9596% 8/20/21 (a)(b)	10,000,000	9,923,399
		40,944,611

TOTAL HEALTH CARE		105,194,207

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.8253% 5/11/20 (a)(b)	325,000	325,634
3 month U.S. LIBOR + 0.380% 2.9153% 5/11/21 (a)(b)	550,000	552,234
Harris Corp. 2.7% 4/27/20	1,090,000	1,090,731
Northrop Grumman Corp. 2.08% 10/15/20	1,600,000	1,588,875
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 3.1745% 8/16/21 (a)(b)	10,750,000	10,756,704
		14,314,178
Airlines - 0.1%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	289,128
2.875% 3/13/20	1,955,000	1,954,305
Southwest Airlines Co. 2.75% 11/6/19	140,000	139,580
		2,383,013
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.95% 6/15/24	400,000	405,226
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.280% 2.8628% 10/30/19 (a)(b)	15,000,000	15,017,475
Roper Technologies, Inc.:
3% 12/15/20	475,000	477,687
3.125% 11/15/22	535,000	542,139
3.65% 9/15/23	270,000	278,197
		16,315,498
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 2.8409% 3/15/21 (a)(b)	5,000,000	4,994,025
3 month U.S. LIBOR + 0.250% 2.7706% 8/26/20 (a)(b)	5,000,000	5,002,500
3 month U.S. LIBOR + 0.280% 2.8866% 9/7/21 (a)(b)	6,790,000	6,787,543
2.95% 2/26/22	1,040,000	1,053,208
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.9109% 9/15/21 (a)(b)	5,428,000	5,427,969
		23,265,245
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 3.388% 8/15/21 (a)(b)	610,000	608,304
2.3% 6/1/21	975,000	964,373
3.6% 8/15/21	570,000	579,113
		2,151,790
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,375,593
Kansas City Southern 2.35% 5/15/20	1,930,000	1,921,573
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (c)	925,000	924,647
3.2% 7/15/20 (c)	1,710,000	1,719,770
3.3% 4/1/21 (c)	195,000	196,922
3.65% 7/29/21 (c)	385,000	391,767
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,222,518
		7,752,790
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,279,703
2.5% 3/1/21	275,000	274,046
3.5% 1/15/22	560,000	568,468
GATX Corp.:
2.5% 7/30/19	660,000	659,664
2.6% 3/30/20	1,445,000	1,442,785
		4,224,666

TOTAL INDUSTRIALS		70,812,406

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Avnet, Inc. 3.75% 12/1/21	530,000	538,485
Jabil, Inc. 5.625% 12/15/20	485,000	502,572
Keysight Technologies, Inc. 3.3% 10/30/19	3,710,000	3,718,327
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.0485% 6/5/20 (a)(b)	5,261,000	5,269,218
		10,028,602
IT Services - 0.2%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 3.5761% 3/1/21 (a)(b)	1,431,000	1,431,000
2.875% 3/27/20	975,000	975,939
Fidelity National Information Services, Inc.:
2.25% 8/15/21	1,080,000	1,071,910
3.625% 10/15/20	260,000	261,438
IBM Corp.:
2.5% 1/27/22	460,000	459,336
2.8% 5/13/21	10,000,000	10,045,000
2.85% 5/13/22	725,000	730,405
2.875% 11/9/22	125,000	125,926
		15,100,954
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,089,200
Microchip Technology, Inc. 3.922% 6/1/21 (c)	840,000	850,659
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (c)	795,000	807,243
4.625% 6/1/23 (c)	625,000	649,875
		5,396,977
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 3 month U.S. LIBOR + 0.140% 2.7051% 8/2/19 (a)(b)	10,000,000	10,003,283
Hewlett Packard Enterprise Co. 2.1% 10/4/19 (c)	595,000	593,808
Xerox Corp. 5.625% 12/15/19	1,125,000	1,138,050
		11,735,141

TOTAL INFORMATION TECHNOLOGY		42,261,674

MATERIALS - 0.4%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3 month U.S. LIBOR + 0.750% 3.329% 5/1/20 (a)(b)(c)	7,000,000	7,016,472
CNAC HK Finbridge Co. Ltd.:
3% 7/19/20 (Reg. S)	825,000	824,065
4.125% 3/14/21 (Reg. S)	765,000	775,985
DowDuPont, Inc. 3.766% 11/15/20	1,105,000	1,124,965
International Flavors & Fragrances, Inc. 3.4% 9/25/20	415,000	417,997
LyondellBasell Industries NV 6% 11/15/21	615,000	656,651
Sherwin-Williams Co. 2.25% 5/15/20	3,195,000	3,180,906
Solvay Finance America LLC 3.4% 12/3/20 (c)	1,875,000	1,889,063
Syngenta Finance NV:
3.698% 4/24/20 (c)	940,000	944,035
3.933% 4/23/21 (c)	735,000	744,954
		17,575,093
Construction Materials - 0.1%
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 3.1326% 12/20/19 (a)(b)	600,000	599,989
3 month U.S. LIBOR + 0.650% 3.1734% 5/22/20 (a)(b)	330,000	330,065
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 3.2109% 6/15/20 (a)(b)	790,000	789,780
3 month U.S. LIBOR + 0.650% 3.2761% 3/1/21 (a)(b)	1,620,000	1,620,323
		3,340,157
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	553,262
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (c)	400,000	406,080
4.125% 9/27/22 (c)	624,000	641,285
ArcelorMittal SA:
5.25% 8/5/20 (a)	2,945,000	3,018,541
5.5% 3/1/21 (a)	1,290,000	1,336,493
Southern Copper Corp. 5.375% 4/16/20	510,000	520,381
Vale Overseas Ltd. 4.375% 1/11/22	1,520,000	1,551,160
		7,473,940
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19	850,000	852,882

TOTAL MATERIALS		29,795,334

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,105,000	1,113,619
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,185,192
3.4% 2/15/21	860,000	868,985
HCP, Inc. 2.625% 2/1/20	130,000	129,848
Highwoods/Forsyth LP 3.625% 1/15/23	515,000	524,565
Ventas Realty LP 3.1% 1/15/23	180,000	181,979
		4,004,188
Real Estate Management & Development - 0.0%
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (c)	1,820,000	1,819,353
3.25% 10/5/20 (c)	235,000	236,626
		2,055,979

TOTAL REAL ESTATE		6,060,167

UTILITIES - 1.1%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	184,478
Duke Energy Corp. 3.55% 9/15/21	330,000	335,483
Edison International:
2.125% 4/15/20	1,140,000	1,129,133
2.4% 9/15/22	530,000	503,547
EDP Finance BV:
4.125% 1/15/20 (c)	425,000	425,986
4.9% 10/1/19 (c)	775,000	779,735
FirstEnergy Corp. 2.85% 7/15/22	885,000	887,822
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (a)(b)	4,252,000	4,253,395
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (a)(b)	1,770,000	1,768,637
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.550% 3.0706% 8/28/21 (a)(b)	1,285,000	1,282,671
PNM Resources, Inc. 3.25% 3/9/21	995,000	1,001,684
Southern Co. 2.35% 7/1/21	280,000	278,320
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,224,301
		15,055,192
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 4.5% 1/15/21	590,000	606,316
ENN Energy Holdings Ltd.:
3.25% 10/23/19 (Reg. S)	900,000	900,662
6% 5/13/21 (c)	350,000	368,522
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.9249% 11/29/19 (a)(b)	7,042,000	7,028,228
3 month U.S. LIBOR + 0.550% 3.1466% 3/12/20 (a)(b)	7,520,000	7,500,003
		16,403,731
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	1,340,000	1,341,367
5.2% 10/1/19	150,000	151,038
NRG Energy, Inc. 3.75% 6/15/24 (c)	535,000	543,020
		2,035,425
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	465,200
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 3.0015% 6/25/21 (a)(b)	11,500,000	11,531,344
Dominion Resources, Inc.:
3 month U.S. LIBOR + 0.400% 3.0261% 12/1/20 (a)(b)(c)	10,000,000	9,978,083
2.579% 7/1/20 (a)	2,335,000	2,328,096
2.962% 7/1/19	330,000	329,989
San Diego Gas & Electric Co. 1.914% 2/1/22	205,717	201,400
Sempra Energy:
3 month U.S. LIBOR + 0.500% 3.0968% 1/15/21 (a)(b)	15,575,000	15,525,814
1.625% 10/7/19	1,755,000	1,748,258
2.875% 10/1/22	535,000	534,284
		42,642,468

TOTAL UTILITIES		76,136,816

TOTAL NONCONVERTIBLE BONDS
(Cost $1,726,196,555)		1,733,275,600

U.S. Government and Government Agency Obligations - 2.6%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 1.25% 8/17/21	3,000,000	2,954,146
Federal Home Loan Bank 2.625% 5/28/20	4,780,000	4,798,267

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,752,413

U.S. Treasury Obligations - 2.5%
U.S. Treasury Notes:
1.375% 5/31/21 (d)	$54,315,000	$53,703,956
2.125% 5/15/22	4,475,000	4,505,416
2.25% 4/15/22	23,070,000	23,297,996
2.375% 3/15/22	9,555,000	9,681,529
2.5% 1/15/22	11,100,000	11,265,199
2.5% 2/15/22	2,605,000	2,646,008
2.625% 12/15/21	30,965,000	31,525,031
2.75% 11/30/20	25,000,000	25,253,906
2.875% 10/15/21	17,110,000	17,486,286

TOTAL U.S. TREASURY OBLIGATIONS		179,365,327

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,378,932)		187,117,740

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.528% 4.295% 7/1/35 (a)(b)	8,184	8,538
12 month U.S. LIBOR + 1.557% 4.446% 12/1/35 (a)(b)	6,502	6,788
12 month U.S. LIBOR + 1.655% 4.431% 8/1/37 (a)(b)	4,733	4,956
12 month U.S. LIBOR + 1.690% 4.379% 5/1/38 (a)(b)	47,598	49,844
12 month U.S. LIBOR + 1.788% 4.743% 5/1/38 (a)(b)	13,075	13,731
12 month U.S. LIBOR + 1.829% 4.732% 5/1/38 (a)(b)	29,439	31,051
12 month U.S. LIBOR + 1.830% 4.717% 4/1/38 (a)(b)	18,760	19,651
12 month U.S. LIBOR + 1.853% 4.603% 8/1/38 (a)(b)	11,670	12,253
12 month U.S. LIBOR + 2.040% 4.915% 12/1/36 (a)(b)	6,875	7,225
6 month U.S. LIBOR + 1.363% 4.123% 10/1/33 (a)(b)	42,501	43,755
3% 2/1/30 to 2/1/33	798,505	810,874
3.5% 11/1/26 to 3/1/48	3,772,816	3,873,390
4% 6/1/33	645,634	669,685
4.5% 6/1/19	11	11
4.5% 11/1/20 to 12/1/48	6,476,090	6,782,678
5% 5/1/20 to 2/1/49	3,161,963	3,387,992
5.5% 7/1/20 to 5/1/40	2,693,995	2,948,473
6% 1/1/22 to 1/1/41	756,012	839,273
6.5% 7/1/32 to 12/1/32	111,348	126,120

TOTAL FANNIE MAE		19,636,288

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 4.341% 9/1/35 (a)(b)	3,769	3,928
12 month U.S. LIBOR + 1.625% 4.375% 7/1/38 (a)(b)	24,479	25,471
12 month U.S. LIBOR + 1.625% 4.41% 6/1/38 (a)(b)	34,966	36,549
12 month U.S. LIBOR + 1.726% 4.465% 7/1/35 (a)(b)	13,069	13,664
12 month U.S. LIBOR + 1.733% 4.451% 10/1/36 (a)(b)	34,277	35,864
12 month U.S. LIBOR + 1.733% 4.858% 2/1/37 (a)(b)	6,199	6,500
12 month U.S. LIBOR + 1.744% 4.869% 2/1/37 (a)(b)	7,939	8,329
12 month U.S. LIBOR + 1.771% 4.633% 5/1/38 (a)(b)	17,029	17,854
12 month U.S. LIBOR + 1.775% 4.611% 5/1/37 (a)(b)	11,875	12,488
12 month U.S. LIBOR + 1.979% 4.847% 11/1/36 (a)(b)	4,438	4,669
12 month U.S. LIBOR + 1.983% 4.884% 12/1/36 (a)(b)	7,270	7,631
12 month U.S. LIBOR + 2.083% 5.207% 2/1/38 (a)(b)	28,358	29,861
12 month U.S. LIBOR + 2.163% 5.203% 2/1/37 (a)(b)	14,002	14,720
U.S. TREASURY 1 YEAR INDEX + 2.347% 4.847% 11/1/34 (a)(b)	14,970	15,612
4.5% 10/1/19	1,752	1,753
5% 10/1/22 to 12/1/23	206,680	213,712
5.5% 11/1/21 to 10/1/38	41,355	43,000
6% 7/1/21 to 1/1/38	158,150	177,260

TOTAL FREDDIE MAC		668,865

Ginnie Mae - 0.1%
6% 7/15/36	275,237	309,901
4% 2/20/48 to 1/20/49	775,001	802,927
4.5% 9/20/40 to 1/20/48	710,087	745,321
5% 12/20/34 to 1/20/49	6,856,761	7,194,999
5.5% 9/15/45 to 3/20/48	891,257	979,433

TOTAL GINNIE MAE		10,032,581

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,229,494)		30,337,734

Asset-Backed Securities - 7.9%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 3.4203% 7/25/27 (a)(b)(c)	$1,225,000	$1,220,535
Ally Auto Receivables Trust:
Series 2016-1 Class D, 2.84% 9/15/22	390,000	389,880
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	743,955
Class D, 2.93% 11/15/23	200,000	199,812
Series 2018-1 Class A2, 2.14% 9/15/20	909,860	909,315
Series 2019-1 Class A2, 2.85% 3/15/22	7,998,000	8,023,638
Ally Master Owner Trust:
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 2.7196% 1/17/23 (a)(b)	8,383,000	8,378,306
2.7% 1/17/23	1,905,000	1,913,745
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.320% 2.7596% 7/15/22 (a)(b)	5,000,000	4,999,798
Series 2018-4 Class A, 3.3% 7/17/23	640,000	651,829
American Express Credit Account Master Trust Series 2019-1 Class A, 2.87% 10/15/24	1,749,000	1,781,899
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class E, 3.66% 3/8/22	325,000	324,945
Series 2015, Class D, 3% 6/8/21	540,000	540,786
Series 2015-3 Class D, 3.34% 8/8/21	680,000	682,597
Series 2016-1 Class C, 2.89% 1/10/22	1,855,000	1,857,147
Series 2016-3 Class D, 2.71% 9/8/22	810,000	811,014
Series 2016-4 Class A3, 1.53% 7/8/21	313,175	312,621
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	240,801
Class D, 3.13% 1/18/23	1,330,000	1,342,588
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	394,084
Class C, 2.69% 6/19/23	420,000	422,475
Class D, 3.18% 7/18/23	1,355,000	1,369,901
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,692,476
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (c)	1,730,000	1,739,326
ARI Fleet Lease Trust:
Series 2017-A Class A2, 1.91% 4/15/26 (c)	108,653	108,232
Series 2018-A Class A2, 2.55% 10/15/26 (c)	681,103	680,795
Ascentium Equipment Receivables LLC:
Series 2017-1A Class A3, 2.29% 6/10/21 (c)	265,499	264,991
Series 2018-1A Class A2, 2.92% 12/10/20 (c)	306,660	307,049
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2014-1A Class A, 2.46% 7/20/20 (c)	110,000	109,970
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,685,000	2,682,536
Series 2015-2A Class A, 2.63% 12/20/21 (c)	510,000	510,824
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	615,072
Series 2017-1A Class B, 3.41% 9/20/23 (c)	540,000	548,608
Series 2017-2A Class A, 2.97% 3/20/24 (c)	905,000	912,455
Series 2019-1A Class B, 3.7% 3/20/23 (c)	245,000	249,695
Series 2019-2A Class A, 3.35% 9/22/25 (c)	650,000	665,564
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 3.3915% 1/20/28 (a)(b)(c)	1,525,000	1,517,614
Bank of The West Auto Trust Series 2017-1 Class A2, 1.78% 2/15/21 (c)	1,002,737	1,001,619
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	406,736	412,262
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	1,335,563	1,355,984
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,152,996	1,169,086
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 3.5309% 7/18/27 (a)(b)(c)	1,595,000	1,586,248
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 2.7596% 5/15/23 (a)(b)(c)	6,174,000	6,176,441
BMW Vehicle Lease Trust:
Series 2017-2 Class A2A, 1.8% 2/20/20	290,527	290,442
Series 2018-1 Class A2, 2.97% 12/21/20	5,000,000	5,011,551
Series 2019-1 Class A2, 2.79% 3/22/21	5,000,000	5,015,987
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (c)	380,000	385,241
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	294,910
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A2B, 1 month U.S. LIBOR + 3.880% 2.6719% 8/19/20 (a)(b)(c)	1,623,346	1,623,455
Series 2018-2A Class A2B, 1 month U.S. LIBOR + 0.180% 2.6219% 6/21/21 (a)(b)(c)	4,932,359	4,931,894
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	4,342,000	4,355,980
Capital Auto Receivables Asset Trust:
Series 2016-2 Class A4, 1.63% 1/20/21	212,619	212,201
Series 2017-1:
Class B, 2.43% 5/20/22 (c)	145,000	145,119
Class C, 2.7% 9/20/22 (c)	235,000	234,110
Series 2018-2:
Class B, 3.48% 10/20/23 (c)	370,000	374,875
Class C, 3.69% 12/20/23 (c)	460,000	466,512
Capital One Multi-Asset Execution Trust Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 3.0696% 2/15/24 (a)(b)	13,275,000	13,376,185
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	5,000,000	5,012,969
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 3.5824% 7/28/28 (a)(b)(c)	1,615,000	1,614,596
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.5915% 4/20/27 (a)(b)(c)	915,000	915,906
Carmax Auto Owner Trust Series 2015-4 Class D, 3% 5/16/22	235,000	234,915
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	606,832	603,599
Series 2017-3 Class A2A, 1.64% 9/15/20	145,094	145,027
Series 2017-4:
Class A2A, 1.8% 4/15/21	1,153,399	1,151,734
Class C, 2.7% 10/16/23	205,000	204,675
Series 2018-3 Class A2A, 2.88% 10/15/21	4,071,942	4,079,655
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 2.6396% 2/15/22 (a)(b)	5,000,000	4,999,570
Series 2019-1 Class A2A, 3.02% 7/15/22	5,070,000	5,096,405
Series 2019-2 Class A2A, 2.69% 7/15/22	3,000,000	3,012,243
CCG Receivables Trust Series 2016-1 Class A2, 1.69% 9/14/22 (c)	39,642	39,624
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.8896% 5/15/29 (a)(b)(c)	5,290,385	5,290,791
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.7796% 11/15/29 (a)(b)(c)	2,342,941	2,342,994
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 2.9196% 1/15/31(a)(b)(c)	2,662,000	2,664,215
Series 2019-1A Class A1, 2.95% 4/15/31 (c)	3,905,000	3,939,107
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A3, 1.64% 7/15/21 (c)	68,224	68,089
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,103,948
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 2.6871% 4/7/22 (a)(b)	10,000,000	10,006,001
Series 2017-A9 Class A9, 1.8% 9/20/21	4,284,000	4,274,340
CNH Equipment Trust:
Series 2015-C:
Class A3, 1.66% 11/16/20	24,420	24,408
Class B, 2.4% 2/15/23	1,265,000	1,264,376
Series 2018-A Class B, 3.47% 10/15/25	380,000	389,557
Series 2019-A Class A2, 2.96% 5/16/22	4,000,000	4,017,621
Series 2019-B Class A2, 2.55% 9/15/22	7,000,000	7,013,964
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 3.6415% 10/20/28 (a)(b)(c)	1,610,000	1,610,570
Dell Equipment Finance Trust:
Series 2017-2 Class A2A, 1.97% 2/24/20 (c)	542,650	542,354
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.300% 2.736% 10/22/20 (a)(b)(c)	6,271,847	6,277,056
Series 2018-2 Class A2 3.16% 2/22/21 (c)	5,080,000	5,102,572
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	4,000,000	4,015,895
Discover Card Master Trust Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,801,950
DLL Securitization Trust Series 2017-A Class A2, 1.89% 7/15/20 (c)	2,363,281	2,361,203
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (c)	258,204	258,780
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	80,654	80,367
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (c)	492,237	491,434
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	139,740	139,393
Series 2017-2 Class A2, 1.97% 1/20/23 (c)	207,632	207,051
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	917,410	914,183
Series 2018-1 Class A2, 2.87% 10/20/23 (c)	473,138	474,319
Series 2018-2 Class A2, 3.14% 2/20/24 (c)	870,000	874,919
Series 2019-1 Class A2, 2.98% 10/22/24 (c)	3,312,000	3,339,814
Fannie Mae Connecticut Avenue Securities 1 month U.S. LIBOR + 0.750% 3.1798% 2/25/30 (a)(b)	215,980	215,938
Fifth Third Auto Trust Series 2019-1 Class A2A, 2.66% 5/16/22	5,000,000	5,011,692
Ford Credit Auto Lease Trust:
Series 2017-A Class A4, 2.02% 6/15/20	1,096,927	1,096,344
Series 2017-B Class A4, 2.17% 2/15/21	545,000	543,458
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.350% 2.6596% 12/15/20 (a)(b)	3,088,075	3,089,185
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.200% 2.5996% 4/15/21 (a)(b)	7,154,093	7,154,121
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 3.0096% 1/15/22 (a)(b)	7,054,000	7,070,578
Series 2016-3 Class B, 1.75% 7/15/21	425,000	424,464
Series 2016-5 Class B, 2.16% 11/15/21	920,000	917,704
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.8596% 5/15/22 (a)(b)	10,000,000	10,019,831
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.350% 2.7896% 9/15/22 (a)(b)	10,000,000	10,012,654
GM Financial Automobile Leasing Trust:
Series 2017-1 Class A4, 2.26% 8/20/20	165,000	164,781
Series 2017-3:
Class A4, 2.12% 9/20/21	245,000	244,345
Class C, 2.73% 9/20/21	300,000	299,528
Series 2018-1 Class A2A, 2.39% 4/20/20	4,203,920	4,202,323
Series 2018-2:
Class A2A, 2.83% 7/20/20	3,179,257	3,180,612
Class C, 3.5% 4/20/22	470,000	475,759
Series 2018-3 Class A2B, 1 month U.S. LIBOR + 0.170% 2.6106% 9/21/20 (a)(b)	8,044,547	8,043,868
Series 2019-1:
Class A2A, 2.91% 4/20/21	5,250,000	5,268,641
Class C, 3.56% 12/20/22	835,000	849,120
3.11% 12/20/21	435,000	436,487
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (c)	245,000	245,121
GM Financial Securitized Term Auto Receivables Trust:
Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 2.5676% 5/17/21 (a)(b)	4,530,472	4,530,892
Series 2018-4 Class A2, 2.93% 11/16/21	2,385,069	2,389,862
Series 2019-1 Class A2, 2.99% 3/16/22	4,470,466	4,484,373
GM Financial Securitized Term Automobile Recievables Trust Series 2018-1 Class A2A, 2.08% 1/19/21	5,033,533	5,027,749
GMF Floorplan Owner Revolving Trust:
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.570% 3.0096% 1/18/22 (a)(b)(c)	10,000,000	10,018,693
Class C, 2.97% 1/18/22 (c)	575,000	575,732
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.8696% 7/15/22 (a)(b)(c)	10,000,000	10,022,719
Series 2017-3:
Class B, 2.26% 8/16/21 (c)	1,220,000	1,218,028
Class C, 2.46% 8/16/21 (c)	1,530,000	1,528,090
Series 2018-4 Class A1, 3.5% 9/15/23 (c)	1,410,000	1,445,112
Series 2019-1 Class A, 2.7% 4/15/24 (c)	710,000	716,182
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 3.7415% 10/20/28 (a)(b)(c)	930,000	929,515
GreatAmerica Leasing Receivables Funding LLC:
Series 2017-1 Class A3, 2.06% 6/22/20 (c)	44,010	43,933
2.6% 6/15/21 (c)	390,000	390,407
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (c)	938,425	959,446
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	125,865	124,981
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	131,790	131,947
Class B, 2.96% 12/26/28 (a)(c)	90,444	90,477
Honda Auto Receivables Owner Trust Series 2019-2 Class A2, 2.57% 12/21/21	5,000,000	5,011,183
Hyundai Auto Lease Securitization Trust:
Series 2018-A Class A2A, 2.55% 8/17/20 (c)	2,483,852	2,483,130
Series 2019-A Class A2, 2.92% 7/15/21 (c)	7,000,000	7,034,983
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	339,416
Series 2017-B Class A2A, 1.57% 8/17/20	218,514	218,401
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 2.5596% 4/15/21 (a)(b)	4,532,896	4,531,812
Series 2019-A:
Class A2, 2.67% 12/15/21	5,000,000	5,013,268
Class B, 2.94% 5/15/25	635,000	644,956
John Deere Owner Trust:
Series 2018-A Class A2, 2.42% 10/15/20	4,078,807	4,076,742
Series 2018-B Class A2, 2.83% 4/15/21	4,312,604	4,317,065
Series 2019-A Class A2, 2.85% 12/15/21	4,655,000	4,674,744
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 3.401% 1/16/28 (a)(b)(c)	1,620,000	1,609,118
Kubota Credit Owner Trust Series 2019-1A Class A3, 2.46% 10/16/23 (c)	2,870,000	2,869,650
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.7815% 10/21/30 (a)(b)(c)	1,165,000	1,166,970
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.4009% 1/18/28 (a)(b)(c)	2,045,000	2,035,266
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A2, 2.2% 4/15/20	1,633,463	1,632,887
Series 2019-A:
Class A2, 3.01% 2/16/21	5,827,000	5,842,383
Class A3, 3.1% 11/15/21	2,592,000	2,617,325
Mercedes-Benz Master Owner Trust Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.8596% 5/16/22 (a)(b)(c)	10,000,000	10,018,948
MMAF Equipment Finance LLC Series 2017-AA Class A3, 2.04% 2/16/22 (c)	296,234	295,471
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	38,533	38,325
Series 2014-1A Class A, 2.25% 9/22/31 (c)	136,135	135,342
Series 2015-1A Class A, 2.52% 12/20/32 (c)	322,414	321,509
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	150,265	149,470
Class B, 2.75% 12/20/34 (c)	57,794	57,542
Class C, 2.99% 12/20/34 (c)	138,706	137,532
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42 (c)	611,929	610,511
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7298% 7/26/66 (a)(b)(c)	1,295,193	1,294,442
Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (a)(b)(c)	6,820,000	6,821,622
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.6698% 9/27/66 (a)(b)(c)	1,233,781	1,232,516
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 2.6798% 6/27/67 (a)(b)(c)	6,494,656	6,483,836
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 2.75% 2/27/68 (a)(b)(c)	860,000	858,639
Series 2019-CA Class A1, 2.82% 2/15/68 (c)	1,560,000	1,566,493
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (a)(b)(c)	4,181,000	4,189,520
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.787% 3/22/32 (a)(b)	856,197	826,949
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 3.4468% 1/15/28 (a)(b)(c)	915,000	911,847
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 3.3968% 7/15/27 (a)(b)(c)	1,590,000	1,586,761
Nissan Auto Lease Trust:
Series 2017-B Class A4, 2.17% 12/15/21	250,000	249,435
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.210% 2.5896% 2/16/21 (a)(b)	4,877,182	4,873,512
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	44,909	44,834
Series 2017-B Class A2A, 1.56% 5/15/20	414,631	414,427
Nissan Master Owner Trust Receivables:
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 3.0796% 6/15/21 (a)(b)	5,000,000	5,000,894
Class A2, 1.54% 6/15/21	750,000	749,627
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.8696% 4/18/22 (a)(b)	10,700,000	10,719,467
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 2.7596% 10/17/22 (a)(b)	5,000,000	5,001,964
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 3.7115% 7/20/29 (a)(b)(c)	2,530,000	2,525,155
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 3.4064% 10/26/27 (a)(b)(c)	1,385,000	1,382,119
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 3.758% 10/17/29 (a)(b)(c)	1,015,000	1,015,212
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (c)	1,189,025	1,225,576
Santander Drive Auto Receivables Series 2018-1 Class C, 2.96% 3/15/24	250,000	251,293
Santander Drive Auto Receivables Trust:
Series 2015-3 Class D, 3.49% 5/17/21	1,040,310	1,042,174
Series 2015-4 Class D, 3.53% 8/16/21	530,000	531,873
Series 2015-5:
Class C, 2.74% 12/15/21	60,855	60,850
Class D, 3.65% 12/15/21	745,000	747,947
Series 2016-1 Class D, 4.02% 4/15/22	635,000	641,797
Series 2017-1:
Class B, 2.1% 6/15/21	19,674	19,666
Class C, 2.58% 5/16/22	140,000	139,867
Series 2018-2 Class C, 3.35% 7/17/23	400,000	404,484
Series 2018-4 Class B, 3.27% 1/17/23	665,000	669,720
Series 2018-5 Class B, 3.52% 12/15/22	790,000	799,536
Series 2019-1 Class B, 3.21% 9/15/23	375,000	379,818
Series 2019-2 Class B, 2.79% 1/16/24	535,000	537,894
Santander Retail Auto Lease Trust:
Series 2017-A:
Class A2A, 2.02% 3/20/20 (c)	668,774	668,535
Class C, 2.96% 11/21/22 (c)	325,000	326,277
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.270% 2.7106% 10/20/20 (a)(b)(c)	5,135,500	5,135,498
Series 2019-A:
Class A2, 2.72% 1/20/22 (c)	3,075,000	3,088,546
Class B, 3.01% 5/22/23 (c)	700,000	707,213
SBA Tower Trust 2.877% 7/9/21 (c)	370,000	370,134
Securitized Term Auto Receivables Trust Series 2019-1A Class A2, 2.862% 5/25/21 (c)	4,573,000	4,583,957
Sierra Receivables Funding Co. LLC Series 2019-1A Class A, 3.2% 1/20/36 (c)	520,170	530,103
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	110,065	109,283
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-3A Class A, 2.3% 10/20/31 (c)	79,278	79,139
Series 2015-1A Class A, 2.4% 3/22/32 (c)	628,698	627,042
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	147,250	146,588
Series 2015-3A Class A, 2.58% 9/20/32 (c)	151,328	151,318
Series 2017-1A Class A, 2.91% 3/20/34 (c)	104,950	105,556
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (a)(b)(c)	4,337,278	4,330,749
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 3.1609% 12/15/25 (a)(b)(c)	2,094,859	2,096,308
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.9103% 1/25/22 (a)(b)	689,679	675,575
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 3.2303% 1/25/22 (a)(b)	1,567,054	1,546,081
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 4.2803% 7/25/23 (a)(b)	214,923	217,791
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 4.0803% 4/25/23 (a)(b)	155,561	157,085
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.8298% 3/25/25 (a)(b)	976,883	948,085
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.9396% 4/15/32 (a)(b)(c)	1,400,000	1,422,373
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 3.4396% 6/15/27 (a)(b)(c)	346,509	348,474
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 3.5396% 9/15/34 (a)(b)(c)	1,288,889	1,298,068
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 3.1596% 1/15/37 (a)(b)(c)	1,900,000	1,886,060
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	549,135
Series 2015-4 Class B, 2.62% 9/15/23	435,000	434,334
Series 2018-1 Class C, 3.36% 3/15/24	955,000	959,721
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	861,531	860,813
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	743,570	742,089
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	350,962	350,401
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	1,878,391	1,877,483
Series 2018-1 Class A1, 3% 1/25/58 (c)	384,575	386,864
Series 2018-2 Class A1, 3.25% 3/25/58 (c)	1,892,760	1,921,841
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(c)	1,765,300	1,784,193
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 2.5596% 8/16/21 (a)(b)	6,124,174	6,124,611
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (c)	1,069,413	1,068,027
Series 2016-2A Class C, 2.36% 5/20/21 (c)	600,000	598,938
Series 2017-1A:
Class A, 2.06% 9/20/21 (c)	3,997,679	3,989,507
Class C, 2.65% 9/20/21 (c)	315,000	314,976
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	4,320,000	4,307,989
Class C, 2.53% 4/20/22 (c)	700,000	699,883
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 2.7006% 9/20/22 (a)(b)(c)	6,210,000	6,218,195
Class C, 3.2% 9/20/22 (c)	970,000	982,165
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,230,054
Class A1B, 1 month U.S. LIBOR + 0.240% 2.6806% 4/20/23 (a)(b)	4,000,000	3,996,399
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.000% 2.6206% 7/20/21 (a)(b)	4,802,366	4,804,647
Volvo Financial Equipment LLC Series 2019-1A Class A2, 2.9% 11/15/21 (c)	3,600,000	3,614,303
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.9396% 11/15/22 (a)(b)(c)	7,547,000	7,569,367
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.9596% 7/17/23 (a)(b)(c)	5,080,000	5,098,022
Wheels SPV LLC 1.88% 4/20/26 (c)	229,418	228,416
World Omni Auto Receivables Trust:
Series 2018-A Class A2, 2.19% 5/17/21	4,134,636	4,130,397
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 2.5796% 4/15/22 (a)(b)	4,712,314	4,711,324
Series 2019-B Class A2, 2.63% 6/15/22	7,000,000	7,017,936
World Omni Automobile Lease Securitization Trust:
Series 2018-A Class B, 3.06% 5/15/23	280,000	281,434
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 2.6196% 6/15/21 (a)(b)	4,918,599	4,917,511
Series 2019-A Class A3, 2.94% 5/16/22	2,284,000	2,313,233
TOTAL ASSET-BACKED SECURITIES
(Cost $564,001,929)		564,859,622

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.7%
Angel Oak Mortgage Trust:
sequential payer Series 2019-2 Class A1, 3.628% 3/25/49 (c)	1,033,975	1,045,924
Series 2019-2 Class M1, 4.065% 3/25/49 (c)	545,000	558,320
Colt 2019-2 Mortgage Loan Trus sequential payer Series 2019-2 Class A1, 3.337% 5/25/49 (c)	706,772	714,643
COLT Funding LLC sequential payer Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	180,104	180,415
Class A3, 3.084% 2/25/48 (c)	64,037	64,239
Colt Funding LLC sequential payer Series 2018-2:
Class A1, 3.47% 7/27/48 (c)	1,073,210	1,085,074
Class A2, 3.542% 7/27/48 (c)	519,836	525,577
COLT Funding LLC sequential payer:
Series 2018-3 Class A2, 3.763% 10/26/48 (c)	382,044	388,987
Series 2018-4 Class A1, 4.006% 12/28/48 (c)	956,009	975,550
COLT Mortgage Loan Trust:
sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (c)	467,165	464,103
Class A2A, 2.568% 10/25/47 (c)	197,708	196,812
Class A3A, 2.773% 10/25/47 (c)	86,099	86,580
Series 2017-1:
Class A1, 2.614% 5/27/47 (c)	302,779	302,473
Class A3, 3.074% 5/27/47 (c)	28,080	28,213
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	96,165	95,531
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	100,282	100,299
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	476,908	474,561
Class A2, 2.711% 10/25/47 (a)(c)	39,742	39,680
Class A3, 2.813% 10/25/47 (a)(c)	37,850	37,655
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	431,436	429,467
Series 2018-2A Class A1, 3.479% 4/25/58 (c)	785,340	795,719
Series 2018-3A Class A3, 3.963% 8/25/58 (c)	90,170	91,926
Series 2019-1A Class A1, 3.743% 1/25/59 (c)	1,263,487	1,279,522
Series 2019-2A:
Class A3, 3.763% 4/25/59 (c)	774,907	776,414
Class M1, 3.921% 4/25/59 (c)	380,000	389,212
Freddie Mac STACR Trust floater:
Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.000% 3.2298% 12/25/30 (a)(b)(c)	1,957,020	1,953,693
Series 2018-HRP2:
Class M1, 1 month U.S. LIBOR + 0.850% 3.2798% 2/25/47 (a)(b)(c)	297,857	297,868
Class M2, 1 month U.S. LIBOR + 1.250% 3.6798% 2/25/47 (a)(b)(c)	700,000	703,578
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (c)	666,277	666,437
Series 2019-1 Class A32, 4% 2/25/59 (c)	608,091	621,010
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (b)(c)	2,069,163	2,064,799
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4573% 7/25/44 (a)(c)	94,427	93,302
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (a)(b)(c)	2,491,000	2,490,076
Homeward Opportunities Fund I Trust sequential payer Series 2019-1:
Class A1, 3.454% 1/25/59 (c)	1,430,122	1,435,665
Class A3, 3.606% 1/25/59 (c)	899,907	903,387
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (c)	792,104	808,363
Class A2, 3.897% 6/25/48 (c)	634,471	649,671
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.5% 7/15/20 (c)	86,630	86,444
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (a)(b)(c)	1,493,000	1,495,513
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	496,698	496,494
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	142,014	141,227
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	660,743	660,181
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1, 3.986% 11/25/48 (c)	1,365,286	1,417,765
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (a)(b)(c)	6,992,000	6,984,316
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	1,116,283	1,127,152
Series 2018-CH2 Class A3, 4% 6/25/48 (c)	1,496,526	1,527,256
Series 2018-CH3 Class A19, 4.5% 8/25/48 (c)	388,459	405,503
Series 2018-CH4 Class A2, 4% 10/25/48 (c)	667,542	692,005
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (b)(c)	3,667,000	3,674,096
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (c)	655,772	658,320
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	364,869	364,240
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	368,171	367,400
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	196,562	196,394
Class A3B, 3% 2/25/55 (c)	272,820	272,889
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	256,107	256,361
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	63,277	62,662
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	473,625	472,616
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	1,029,926	1,028,674
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (c)	1,308,884	1,338,523
Series 2019-1 Class A1, 3.836% 2/25/59 (c)	1,368,537	1,390,421
Series 2019-2 Class A1, 3.211% 4/25/59 (c)	980,000	982,264
Series 2018-2:
Class A1, 3.677% 6/1/58 (c)	981,978	999,547
Class A2, 3.779% 6/1/58 (c)	264,518	269,241
Class A3, 3.83% 6/1/58 (c)	166,683	169,656
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(c)	716,406	727,383
Class M1, 4.034% 12/25/59 (c)	195,000	201,156

TOTAL PRIVATE SPONSOR		52,280,444

U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 2.9298% 11/25/46 (a)(b)	955,391	954,039
Class FA, 1 month U.S. LIBOR + 0.500% 2.9298% 11/25/46 (a)(b)	948,658	946,757
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 2.8298% 8/25/39 (a)(b)	12,389	12,384
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 2.9298% 11/25/46 (a)(b)	661,762	660,392
Series 2017-90 Class KA, 3% 11/25/47	1,044,485	1,064,531
Series 2018-44 Class PC, 4% 6/25/44	1,804,972	1,857,427
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 3.7298% 5/25/29 (a)(b)	9,977	9,980
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 3.7298% 7/25/29 (a)(b)	375,605	376,712
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 3.5798% 9/25/29 (a)(b)	602,864	603,405
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 3.3798% 10/25/29 (a)(b)	770,674	771,774
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 3.2798% 11/25/29 (a)(b)	577,241	577,241
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 2.9798% 1/25/30 (a)(b)	623,824	624,206
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 3.1798% 2/25/30 (a)(b)	526,627	526,626
Series 2018-C02 Class 2M1, 1 month U.S. LIBOR + 0.650% 3.0798% 8/25/30 (a)(b)	306,802	306,489
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 3.1098% 10/25/30 (a)(b)	1,072,111	1,071,016
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 3.6298% 10/25/29 (a)(b)	1,167,672	1,173,526
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.1798% 3/25/30 (a)(b)	791,132	790,678
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.6298% 8/25/29 (a)(b)	627,801	629,192
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.6298% 7/25/29 (a)(b)	431,026	432,287
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 3.2298% 12/25/29 (a)(b)	215,165	215,164
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 2.9798% 4/25/30 (a)(b)	113,492	113,382
Freddie Mac:
floater Series 2013-317 Class F3, 1 month U.S. LIBOR + 0.520% 2.9596% 11/15/43 (a)(b)	1,091,685	1,091,027
planned amortization class Series 3713 Class PA, 2% 2/15/40	723,423	716,343
Series 4448 Class JA, 4% 11/15/36	132,933	136,727
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 3.1798% 10/25/48 (a)(b)(c)	900,000	901,246
Series 2018-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.1798% 9/25/48 (a)(b)(c)	775,000	775,507
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6074% 10/25/46 (a)	1,597,616	1,603,394
Series 2017-SC02 Class M1, 3.8617% 5/25/47 (a)(c)	216,118	218,016
Series 2017-SPI1 Class M1, 3.9816% 9/25/47 (a)(c)	93,188	94,077
Series 2018-SPI2 Class M1, 3.8179% 5/25/48 (c)	382,759	383,954
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities floater Series 2018-122 Class FE, 1 month U.S. LIBOR + 0.300% 2.7406% 9/20/48 (a)(b)	203,796	202,692
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2019-21 Class FL, 1 month U.S. LIBOR + 0.450% 2.8906% 2/20/49 (a)(b)	246,947	247,205
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8906% 2/20/49 (a)(b)	192,895	193,285

TOTAL U.S. GOVERNMENT AGENCY		20,280,681

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $72,213,616)		72,561,125

Commercial Mortgage Securities - 0.8%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 3.3696% 12/15/36 (a)(b)(c)	1,395,000	1,389,194
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 9/15/34 (a)(b)(c)	970,000	970,210
BX Trust:
floater Series 2018-IND Class A, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/35 (a)(b)(c)	824,306	823,618
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (a)(b)(c)	2,135,000	2,137,007
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2296% 7/15/32 (a)(b)(c)	3,084,000	3,082,141
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 7/15/32 (a)(b)(c)	2,938,000	2,938,916
Series 2015-GC31 Class A1, 1.637% 6/10/48	129,624	129,253
Series 2015-GC33 Class A1, 1.643% 9/10/58	124,489	123,663
Series 2015-P1 Class A1, 1.648% 9/15/48	99,706	99,209
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 3.2534% 6/11/32 (a)(b)(c)	515,000	514,050
Class B, 1 month U.S. LIBOR + 1.000% 3.4534% 6/11/32 (a)(b)(c)	760,000	759,076
COMM Mortgage Trust:
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,410,070
Series 2015-PC1 Class A1, 1.667% 7/10/50	120,564	120,383
Credit Suisse Mortgage Trust floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (a)(b)(c)	5,000,000	5,000,000
Class C, 1 month U.S. LIBOR + 1.430% 3.893% 5/15/36 (a)(b)(c)	1,015,000	1,015,000
Class D, 1 month U.S. LIBOR + 1.600% 4.063% 5/15/36 (a)(b)(c)	780,000	780,000
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	22,599	22,548
Series 2015-C3 Class A1, 1.7167% 8/15/48	213,359	212,030
Series 2015-C4 Class A1, 2.0102% 11/15/48	295,319	293,670
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	48,075	47,818
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.1896% 7/15/32 (a)(b)(c)	4,189,000	4,181,261
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 9/15/34 (a)(b)(c)	670,000	669,569
Class C, 1 month U.S. LIBOR + 1.320% 3.7596% 9/15/34 (a)(b)(c)	965,000	964,689
GS Mortgage Securities Trust:
floater Series 2018-FBLU:
Class A 1 month U.S. LIBOR + 0.950% 3.3824% 11/15/35 (a)(b)(c)	615,000	613,979
Class D 1 month U.S. LIBOR + 2.000% 4.4396% 11/15/35 (a)(b)(c)	320,000	318,520
Series 2015-GC28 Class A1, 1.528% 2/10/48	49,388	49,319
Series 2015-GC32 Class A1, 1.593% 7/10/48	69,548	69,282
Series 2016-GS3 Class A1, 1.429% 10/10/49	108,426	107,264
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 4.2915% 10/22/25 (a)(b)(c)	745,000	744,233
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 3.1396% 1/15/33 (a)(b)(c)	245,000	243,290
Class C, 1 month U.S. LIBOR + 1.250% 3.6896% 1/15/33 (a)(b)(c)	205,000	203,962
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	149,691	149,042
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A1, 1.4137% 2/15/48	64,004	63,868
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	392,234
Series 2014-C19 Class A1, 1.573% 12/15/47	43,784	43,718
Series 2015-C24 Class A1, 1.706% 5/15/48	223,094	221,634
Series 2016-C30 Class A1, 1.389% 9/15/49	191,167	188,753
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 8/15/33 (a)(b)(c)	5,790,000	5,768,198
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (a)(b)(c)	3,558,000	3,557,993
Series 2015-MS1 Class A1, 1.638% 5/15/48	223,679	222,282
Series 2017-CLS:
Class B, 1 month U.S. LIBOR + 0.850% 3.2896% 11/15/34 (a)(b)(c)	755,000	752,368
Class C, 1 month U.S. LIBOR + 1.000% 3.4396% 11/15/34 (a)(b)(c)	605,000	602,513
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 3.7887% 4/15/32 (a)(b)(c)	1,585,000	1,580,593
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (a)(b)(c)	2,734,688	2,735,654
SBA Tower Trust 3.168% 4/9/47 (c)	915,000	922,477
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 4.2896% 6/15/31 (a)(b)(c)	810,235	812,612
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (a)(b)(c)	3,109,986	3,144,932
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	210,892	210,751
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.7896% 6/15/29 (a)(b)(c)	1,833,000	1,831,907
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class A1, 1.679% 11/15/48	37,365	37,306
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,179,733
Series 2015-SG1 Class A1, 1.568% 9/15/48	62,060	61,899
Series 2016-C32 Class A1, 1.577% 1/15/59	206,175	204,665
Series 2016-LC24 Class A1, 1.441% 10/15/49	53,966	53,731
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (a)(b)(c)	3,296,960	3,297,597
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	794,911
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $58,980,157)		58,864,595

Municipal Securities - 0.0%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19
(Cost $1,085,000)	1,085,000	1,084,732

Bank Notes - 0.2%
Capital One NA 2.35% 1/31/20	1,760,000	1,756,372
Citibank NA:
2.125% 10/20/20	$1,255,000	$1,248,555
2.844% 5/20/22 (a)	1,235,000	1,238,274
Citizens Bank NA:
2.25% 10/30/20	250,000	248,827
3.25% 2/14/22	615,000	624,293
Discover Bank 3.1% 6/4/20	965,000	967,982
Huntington National Bank 2.375% 3/10/20	1,465,000	1,463,462
JP Morgan Chase Bank NA 2.604% 2/1/21 (a)(b)	595,000	594,595
PNC Bank NA 2.45% 11/5/20	870,000	870,297
SunTrust Bank:
2.59% 1/29/21 (a)	1,540,000	1,539,794
2.8% 5/17/22	965,000	967,509
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,123,425
Synchrony Bank 3.65% 5/24/21	3,082,000	3,122,859
TOTAL BANK NOTES
(Cost $15,729,225)		15,766,244

Certificates of Deposit - 0.1%
Natexis Banques Populaires New York Branch yankee 2.68% 12/27/19
(Cost $4,000,000)	4,000,000	4,003,561

Commercial Paper - 0.5%
Catholic Health Initiatives:
3.05% 7/17/19	11,000,000	10,964,441
3.05% 7/17/19	4,000,000	3,987,070
Duke Energy Corp. 2.79% 6/18/19	10,000,000	9,986,800
Intesa Funding LLC 3% 8/26/19	2,000,000	1,986,037
Sempra Global 2.88% 8/26/19	5,000,000	4,966,807
TransCanada PipeLines Ltd. 2.81% 8/1/19	5,000,000	4,976,561
TOTAL COMMERCIAL PAPER
(Cost $36,855,827)		36,867,716
	Shares	Value

Fixed-Income Funds - 1.6%
Bank Loan Funds - 1.6%
Fidelity Floating Rate High Income Fund (e)
(Cost $112,422,745)	11,868,187	112,629,093

Short-Term Funds - 59.7%
Short-Term Funds - 59.7%
Baird Short-Term Bond Fund - Institutional Class	26,190,320	254,308,010
BlackRock Low Duration Bond Portfolio Investor A Shares	47,517,910	455,221,578
Fidelity Conservative Income Bond Fund Institutional Class (e)	6,320,143	63,454,234
Fidelity Short-Term Bond Fund (e)	72,195,999	624,495,388
iShares Short Maturity Bond ETF (f)	1,870,665	94,113,156
iShares Short Treasury Bond ETF	1,947,280	215,388,641
JPMorgan Ultra-Short Income ETF	2,787,145	140,360,622
Metropolitan West Low Duration Bond Fund - Class M	33,632,724	293,613,678
PIMCO Enhanced Low Duration Active ETF	253,760	25,356,968
PIMCO Enhanced Short Maturity Active ETF	1,492,385	151,790,478
PIMCO Short-Term Fund - Administrator Class	183,639,358	1,797,829,313
Prudential Short-Term Corporate Bond Fund, Inc. Class A	13,159,410	144,490,325
TOTAL SHORT-TERM FUNDS
(Cost $4,254,197,864)		4,260,422,391

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.41%(g)	49,721,105	49,731,050
Fidelity Investments Money Market Government Portfolio Institutional Class 2.31% (e)(h)	3,013,983	3,013,983
Fidelity Securities Lending Cash Central Fund 2.42% (g)(i)	4,664,574	4,665,040
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (h)	20,611,841	20,611,841
TOTAL MONEY MARKET FUNDS
(Cost $78,016,939)		78,021,914
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $7,139,308,283)		7,155,812,067
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,059,050)
NET ASSETS - 100%		$7,144,753,017

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	527	Sept. 2019	$113,132,078	$358,240	$358,240

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $709,801,044 or 9.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $314,423.

 (e) Affiliated Fund

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$804,526
Fidelity Securities Lending Cash Central Fund	362,089
Total	$1,166,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$1,179,081,935	$48,378,525	$1,163,175,182	$5,278,269	$302,049	$(1,133,093)	$63,454,234
Fidelity Floating Rate High Income Fund	353,310,639	21,474,837	257,423,292	14,026,395	(9,807,434)	5,074,343	112,629,093
Fidelity Investments Money Market Government Portfolio Institutional Class 2.31%	216,550,243	3,638,576	217,174,836	199,253	--	--	3,013,983
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.44%	228,801,490	2,685,275	231,467,063	2,328,860	3,187	(22,889)	--
Fidelity Short-Term Bond Fund	608,681,152	12,140,328	5,730,665	11,269,810	13,503	9,391,070	624,495,388
Total	$2,586,425,459	$88,317,541	$1,874,971,038	$33,102,587	$(9,488,695)	$13,309,431	$803,592,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,733,275,600	$--	$1,733,275,600	$--
U.S. Government and Government Agency Obligations	187,117,740	--	187,117,740	--
U.S. Government Agency - Mortgage Securities	30,337,734	--	30,337,734	--
Asset-Backed Securities	564,859,622	--	564,859,622	--
Collateralized Mortgage Obligations	72,561,125	--	72,561,125	--
Commercial Mortgage Securities	58,864,595	--	58,864,595	--
Municipal Securities	1,084,732	--	1,084,732	--
Bank Notes	15,766,244	--	15,766,244	--
Certificates of Deposit	4,003,561	--	4,003,561	--
Commercial Paper	36,867,716	--	36,867,716	--
Fixed-Income Funds	112,629,093	112,629,093	--	--
Short-Term Funds	4,260,422,391	4,260,422,391	--	--
Money Market Funds	78,021,914	78,021,914	--	--
Total Investments in Securities:	$7,155,812,067	$4,451,073,398	$2,704,738,669	$--
Derivative Instruments:
Assets
Futures Contracts	$358,240	$358,240	$--	$--
Total Assets	$358,240	$358,240	$--	$--
Total Derivative Instruments:	$358,240	$358,240	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$358,240	$0
Total Interest Rate Risk	358,240	0
Total Value of Derivatives	$358,240	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including securities loaned of $4,553,055) — See accompanying schedule: Unaffiliated issuers (cost $6,289,612,640)	$6,297,823,279
Fidelity Central Funds (cost $54,391,115)	54,396,090
Other affiliated issuers (cost $795,304,528)	803,592,698
Total Investment in Securities (cost $7,139,308,283)		$7,155,812,067
Cash		278,363
Receivable for investments sold		1,904,281
Receivable for fund shares sold		5,229,046
Dividends receivable		328,996
Interest receivable		10,708,463
Distributions receivable from Fidelity Central Funds		109,699
Receivable for daily variation margin on futures contracts		284,086
Prepaid expenses		26,381
Other receivables		114,439
Total assets		7,174,795,821
Liabilities
Payable for investments purchased	$17,381,794
Payable for fund shares redeemed	6,404,516
Distributions payable	1,063,551
Accrued management fee	240,897
Other affiliated payables	104,614
Other payables and accrued expenses	186,682
Collateral on securities loaned	4,660,750
Total liabilities		30,042,804
Net Assets		$7,144,753,017
Net Assets consist of:
Paid in capital		$7,177,777,467
Total distributable earnings (loss)		(33,024,450)
Net Assets, for 711,697,818 shares outstanding		$7,144,753,017
Net Asset Value, offering price and redemption price per share ($7,144,753,017 ÷ 711,697,818 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$85,694,846
Affiliated issuers		33,102,587
Interest		76,804,776
Income from Fidelity Central Funds		1,166,615
Total income		196,768,824
Expenses
Management fee	$21,859,400
Transfer agent fees	394,197
Accounting and security lending fees	1,282,316
Custodian fees and expenses	62,736
Independent trustees' fees and expenses	90,670
Registration fees	72,406
Audit	72,104
Legal	29,380
Miscellaneous	89,197
Total expenses before reductions	23,952,406
Expense reductions	(18,973,982)
Total expenses after reductions		4,978,424
Net investment income (loss)		191,790,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,413,640)
Fidelity Central Funds	(4,118)
Other affiliated issuers	(9,488,695)
Foreign currency transactions	(24,373)
Futures contracts	1,090,229
Capital gain distributions from underlying funds:
Unaffiliated issuers	2,876,783
Total net realized gain (loss)		(22,963,814)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,569,804
Fidelity Central Funds	4,975
Other affiliated issuers	13,309,431
Futures contracts	94,546
Total change in net unrealized appreciation (depreciation)		32,978,756
Net gain (loss)		10,014,942
Net increase (decrease) in net assets resulting from operations		$201,805,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,790,400	$162,578,435
Net realized gain (loss)	(22,963,814)	(16,304,670)
Change in net unrealized appreciation (depreciation)	32,978,756	(20,235,206)
Net increase (decrease) in net assets resulting from operations	201,805,342	126,038,559
Distributions to shareholders	(196,218,113)	–
Distributions to shareholders from net investment income	–	(154,361,140)
Total distributions	(196,218,113)	(154,361,140)
Share transactions
Proceeds from sales of shares	2,337,683,827	2,773,274,712
Reinvestment of distributions	184,555,853	129,216,516
Cost of shares redeemed	(4,224,267,039)	(3,953,912,621)
Net increase (decrease) in net assets resulting from share transactions	(1,702,027,359)	(1,051,421,393)
Total increase (decrease) in net assets	(1,696,440,130)	(1,079,743,974)
Net Assets
Beginning of period	8,841,193,147	9,920,937,121
End of period	$7,144,753,017	$8,841,193,147
Other Information
Undistributed net investment income end of period		$11,143,546
Shares
Sold	233,616,566	276,147,746
Issued in reinvestment of distributions	18,458,739	12,870,517
Redeemed	(422,246,045)	(393,872,603)
Net increase (decrease)	(170,170,740)	(104,854,340)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Short Duration Fund

Years ended May 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.05	$10.01	$10.07	$10.10
Income from Investment Operations
Net investment income (loss)A	.254	.168	.136	.115	.095
Net realized and unrealized gain (loss)	.018	(.028)	.033	(.051)	(.028)
Total from investment operations	.272	.140	.169	.064	.067
Distributions from net investment income	(.259)	(.160)	(.129)	(.118)	(.093)
Distributions from net realized gain	(.003)	–	–	(.006)	(.004)
Total distributions	(.262)	(.160)	(.129)	(.124)	(.097)
Net asset value, end of period	$10.04	$10.03	$10.05	$10.01	$10.07
Total ReturnB,C	2.75%	1.40%	1.69%	.64%	.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.35%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.07%	.10%	.10%	.11%	.10%
Expenses net of all reductions	.07%	.10%	.10%	.11%	.10%
Net investment income (loss)	2.54%	1.67%	1.36%	1.15%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$7,144,753	$8,841,193	$9,920,937	$6,593,754	$7,262,264
Portfolio turnover rateF	33%	25%	26%	33%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $113,164 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards, futures contracts, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,653,973
Gross unrealized depreciation	(14,870,942)
Net unrealized appreciation (depreciation)	$16,783,031
Tax Cost	$7,139,029,036

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,953,348
Capital loss carryforward	$(56,647,665)
Net unrealized appreciation (depreciation) on securities and other investments	$16,783,031

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,089,563)
Long-term	(52,558,102)
Total capital loss carryforward	$(56,647,665)

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Ordinary Income	$196,218,113	$ 154,361,140

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,159,804,406 and $3,960,192,895, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .02%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,899 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,885 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $362,089.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $18,884,162.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $53,388.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,391 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custody credits and transfer agent credits amounted to $26,041.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Short-Term Bond Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Short Duration Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Short Duration Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.06%	$1,000.00	$1,019.50	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 5.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ASD-ANN-0719
1.934458.107

Strategic Advisers® Tax-Sensitive Short Duration Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2019	Past 1 year	Life of fundA
Strategic Advisers® Tax-Sensitive Short Duration Fund	2.19%	1.81%

 A From December 28, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Tax-Sensitive Short Duration Fund on December 28, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond 1 Year (1-2 Y) Index performed over the same period.

Period Ending Values
$10,258	Strategic Advisers® Tax-Sensitive Short Duration Fund
$10,305	Bloomberg Barclays Municipal Bond 1 Year (1-2 Y) Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending May 31, 2019, supported by below-average bond issuance and strong investor demand. The Bloomberg Barclays Municipal Bond Index returned 6.40% for the year. Gross municipal bond issuance remained below the long-term historical average due to the elimination of tax-exempt advance refundings under the new tax law, historically a significant source of supply. Despite stable municipal finances and fairly benign inflation, the municipal market experienced volatility in September into October 2018, due to concerns that the U.S. Federal Reserve would continue to raise interest rates despite evidence of an international economic slowdown. Munis then rebounded in late 2018 and early 2019 amid a pause in Fed interest rate hikes. Demand for fixed-income assets, in general, was strong, amid increased market volatility due to slowing global economic growth and rising international trade tension. In particular, demand for tax-exempt debt increased as wealthy taxpayers felt the full impact of tax reform passed in late 2017. The cap on the federal deduction for state and local taxes made tax-exempt debt more attractive, particularly in high-tax states. For the period, general obligation bonds gained 5.82%, with local bonds moderately outperforming state-backed bonds.

Comments from Lead Portfolio Manager Chris Heavey:  For the fiscal year, the Fund gained 2.19%, outpacing the 1.79% return of the Strategic Advisers® Tax-Sensitive Short-Duration Composite Index. Underlying managers with interest-rate sensitivity greater than the benchmark aided the Fund's relative performance, benefitting from declining rates during the second half of the period. Managers holding lower-rated investment-grade bonds also contributed, as BBB-rated municipal debt outperformed higher-rated credits. Several sub-advised strategies added the most value versus the benchmark. These included the Ultra Short Fixed Income strategy from Wells Capital Management and two strategies from FIAM®: Limited Term Municipal Income (LTMI) and Conservative Income Municipal Bond (CIMB). Both Wells Capital and FIAM CIMB outperformed due to positions in lower-rated bonds and longer-than-benchmark durations. FIAM LTMI primarily gained from its greater rate sensitivity. Cash was the only notable detractor this period, both at the total Fund level and also for the U.S. Muni Enhanced Cash strategy managed by sub-adviser T. Rowe Price. Looking ahead, we expect to see continued strong demand for municipal bonds but limited new supply.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On April 1, 2019, Jonathan Duggan assumed co-management responsibilities for the fund, joining Lead Manager Chris Heavey.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
New York Metropolitan Transportation Authority Rev.	2.2
Denver City & County Airport Rev.	1.7
Port Arthur Navigation Dist. Environmental Facilities Rev.	1.5
Texas General Obligation	1.3
Illinois Gen. Oblig.	1.3
New York City Gen. Oblig.	1.2
Public Fin Auth Solid Waste	1.0
Suffolk County Gen. Oblig.	1.0
Massachusetts General Obligation	1.0
Connecticut Gen. Oblig.	0.8

Top Five Sectors as of May 31, 2019

% of fund's net assets
General Obligations	24.7
Other	9.5
Transportation	9.3
Health Care	8.4
Synthetics	6.5

Quality Diversification (% of fund's net assets)

As of May 31, 2019
AAA,AA,A	45.6%
BBB	6.8%
Not Rated	5.7%
Equities	0.5%
Short-Term Investments and Net Other Assets	41.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Municipal Bonds	27.8%
Investment Companies	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	71.5%

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Municipal Bonds - 57.9%
	Principal Amount	Value
Alabama - 0.7%
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:	$	$
4% 6/1/20	1,500,000	1,533,184
4% 6/1/21	1,250,000	1,303,850
4% 6/1/23	1,750,000	1,886,500
Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	3,035,000	3,167,963
Series 2017 A, 4%, tender 7/1/22 (a)	1,500,000	1,597,470
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.85%, tender 8/1/19 (a)	3,000,000	3,000,808
Health Care Auth. for Baptist Health Series 2006 B, 2.15%, tender 11/15/37 (a)	1,100,000	1,100,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	286,592
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	16,266
5% 3/1/23	20,000	22,233
5% 3/1/24	25,000	28,428
5% 3/1/25	25,000	29,008
Series 2016 B:
5% 3/1/22	80,000	86,754
5% 3/1/23	405,000	450,214
5% 3/1/24	45,000	51,171
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	8,240,000	8,203,948
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	66,325
5% 3/1/21	10,000	10,480
5% 3/1/22	70,000	75,267
5% 3/1/25	35,000	40,039

TOTAL ALABAMA		22,956,500

Alaska - 0.1%
Anchorage Gen. Oblig.:
Series A, 5% 9/1/20	25,000	26,097
Series B:
5% 9/1/20	45,000	46,975
5% 9/1/22	30,000	33,365
Series C:
5% 9/1/20	30,000	31,317
5% 9/1/22	20,000	22,243
Series D, 5% 9/1/20	45,000	46,975
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	150,000	155,742
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	1,450,000	1,520,557

TOTAL ALASKA		1,883,271

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20 (b)	160,000	166,923
5% 10/1/21 (b)	140,000	150,844
5% 10/1/22 (b)	150,000	166,646
5% 10/1/23 (b)	195,000	222,659
5% 10/1/24 (b)	195,000	228,727
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	15,000	15,256
5% 12/1/20	20,000	21,017
5% 12/1/21	25,000	27,033
5% 12/1/22	15,000	16,671
5% 12/1/23	20,000	22,801
5% 12/1/24	35,000	40,921
Bonds Series 2013 A3, 3.27%, tender 2/1/23 (a)	2,000,000	2,071,280
Arizona State Lottery Rev. Series 2019:
5% 7/1/20 (b)	460,000	471,725
5% 7/1/21 (b)	865,000	916,459
5% 7/1/22 (b)	690,000	753,853
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A, 5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	115,000	116,350
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,000,000	5,122,400
Series 2007, 2.7%, tender 8/14/23 (a)(c)	4,000,000	4,110,240
Series 2019, 5%, tender 6/3/24 (a)(c)	1,200,000	1,372,680
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	2,405,000	2,402,935
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	279,493
Glendale Gen. Oblig.:
Series 2010, 5% 7/1/20	3,585,000	3,721,015
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	22,101
Series 2017:
5% 7/1/21	65,000	69,700
5% 7/1/22	75,000	82,877
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	16,091
5% 7/1/22 (FSA Insured)	25,000	27,666
5% 7/1/23 (FSA Insured)	30,000	34,123
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/19	1,000,000	1,008,430
Maricopa County Indl. Dev. Auth. Rev.:
Bonds Series B, 5%, tender 10/18/22 (a)	1,090,000	1,209,366
Series 2016 A:
5% 1/1/20	815,000	831,024
5% 1/1/25	105,000	123,748
5% 1/1/26	235,000	283,323
Maricopa County Unified School District #41 Gilbert Series 2016, 3% 7/1/19	840,000	840,970
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (d)	430,000	430,310
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/20 (c)	3,000,000	3,110,220
5% 7/1/21 (c)	2,750,000	2,940,658
Series 2018:
5% 7/1/19 (c)	525,000	526,360
5% 7/1/20 (c)	620,000	642,779
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.9%, tender 8/1/19 (a)(c)	14,080,000	14,084,158
Pima County Indl. Dev. Auth. E Series 2013 Q, 4% 7/1/19	265,000	265,350
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	54,284
5% 12/1/22	55,000	61,525
5% 12/1/23	75,000	86,311
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 2.1%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	401,512

TOTAL ARIZONA		64,295,814

Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,921,692
(Pine Bluff RAD Conversion Proj.) Series 2017, 1.69%, tender 11/1/19	2,070,000	2,071,293
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,058,640
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,504,751

TOTAL ARKANSAS		14,556,376

California - 2.8%
Alameda Corridor Trans. Auth. Rev. Series 2004:
0% 10/1/19	5,000	4,965
0% 10/1/19 (Escrowed to Maturity)	75,000	74,675
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	115,000	123,347
Series B, 2.85%, tender 4/1/25 (a)	95,000	100,622
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,096,761
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.67%, tender 5/1/21 (a)	5,995,000	5,989,485
Series 2013 D, 1.71%, tender 12/1/20 (a)	4,690,000	4,690,938
Series 2013, 1.8%, tender 12/1/22 (a)	3,270,000	3,272,780
5.25% 9/1/22	35,000	39,427
California Health Facilities Fing. Auth. Rev. Bonds:
Series 2013 C, 5%, tender 10/15/19 (a)	475,000	481,192
Series 2016 C, 1%, tender 8/15/19 (a)	2,520,000	2,515,961
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 3 month U.S. LIBOR + 0.370% 2.175%, tender 6/1/19 (a)(e)	7,150,000	7,157,365
Series 2012 B, 1 month U.S. LIBOR + 0.200% 1.94%, tender 4/1/21 (a)(e)	5,000,000	4,991,700
Series 2018 A, 1 month U.S. LIBOR + 0.380% 2.08%, tender 8/1/21 (a)(e)	400,000	400,096
Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.08%, tender 8/1/21 (a)(e)	1,255,000	1,255,301
Series 2018 D, 1 month U.S. LIBOR + 0.380% 2.081%, tender 8/1/21 (a)(e)	5,500,000	5,501,320
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 1.9%, tender 8/1/19 (a)(c)(d)	4,600,000	4,601,358
Series 2017 A1, 1.9%, tender 7/15/19 (a)(c)(d)	2,750,000	2,750,549
California Pub. Works Board Lease Rev. (Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	35,000	35,428
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/20	250,000	254,668
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,033,509
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.79%, tender 7/1/41 (FSA Insured) (a)	9,000,000	9,000,000
2.01%, tender 7/1/40 (FSA Insured) (a)	5,200,000	5,200,000
2.15%, tender 7/1/40 (FSA Insured) (a)	10,450,000	10,450,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,243,809
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	25,000	26,619
5% 6/1/22	40,000	43,700
5% 6/1/23	45,000	50,246
5% 6/1/24	25,000	28,330
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	68,720
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,720
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.5%, tender 11/1/36 (FSA Insured) (a)	5,350,000	5,350,000
Series 2006 B, 2.5%, tender 11/1/36 (FSA Insured) (a)	7,125,000	7,125,000
Series 2006 C, 2.5%, tender 11/1/36 (FSA Insured) (a)	2,500,000	2,500,000
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	55,000	58,511
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A, 5% 1/1/20 (c)	1,010,000	1,029,975
San Jose Int. Arpt. Rev.:
Series 2011 A1, 5.25% 3/1/20 (c)	2,000,000	2,055,364
Series 2017 A, 5% 3/1/21 (c)	2,550,000	2,703,255
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	35,038

TOTAL CALIFORNIA		95,362,734

Colorado - 1.1%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	620,000	589,440
Colorado Health Facilities Auth. Rev. Bonds:
Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	123,530
Series 2009 B-3, 1.875%, tender 11/6/19 (a)	1,140,000	1,139,437
Colorado Hsg. & Fin. Auth. Series 2019 F, 4.25% 11/1/49 (b)	200,000	219,168
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (Park Ter Proj.) Series 2018, 1.85%, tender 10/1/19 (a)	1,325,000	1,326,350
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	119,005
5% 6/1/23	100,000	113,267
Series 2014 A, 5% 6/1/23	85,000	96,277
Series 2015 A, 5% 6/1/19	250,000	250,000
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	5,865,000	5,897,362
Series 2017C-2, 5%, tender 3/1/22 (a)	450,000	483,012
Denver City & County Arpt. Rev.:
Series 2007, 2%, tender 11/15/25 (a)	3,525,000	3,525,000
Series 2011 A:
5.25% 11/15/22 (c)	1,750,000	1,903,370
5.5% 11/15/19 (c)	3,960,000	4,029,214
Series 2012 B, 5% 11/15/20	500,000	525,695
Series 2017 A, 5% 11/15/19 (c)	1,420,000	1,441,669
Series 2018 A:
5% 12/1/19 (c)	1,750,000	1,778,933
5% 12/1/20 (c)	8,375,000	8,784,203
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/19 (d)	375,000	380,847
5% 12/1/20 (d)	325,000	340,168
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 2.052%, tender 9/1/21 (a)(e)	2,250,000	2,250,000
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,374,321
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	494,238
Series 2015 A:
2.35% 9/1/20	100,000	100,705
5% 9/1/19	20,000	20,156
5% 9/1/20	275,000	285,846
Series B:
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	978,690
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	503,748
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	155,483

TOTAL COLORADO		39,229,134

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2011 B:
5% 5/15/20	275,000	283,911
5% 5/15/21	505,000	536,982
Series 2011 D, 5% 11/1/19	790,000	801,396
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.67% 4/15/20 (a)(e)	4,135,000	4,169,192
Series 2012 C:
5% 6/1/19	130,000	130,000
5% 6/1/20	860,000	889,171
5% 6/1/21	510,000	544,170
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.34% 9/15/19 (a)(e)	645,000	646,089
Series 2013 A:
SIFMA Municipal Swap Index + 0.650% 2.07% 3/1/20 (a)(e)	105,000	105,284
5% 10/15/19	360,000	364,627
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.3% 8/15/19 (a)(e)	255,000	255,304
5% 8/15/20	190,000	197,765
Series 2014 A, 4% 3/1/22	300,000	318,255
Series 2014 C, 5% 6/15/20	400,000	414,094
Series 2014 E, 5% 9/1/19	430,000	433,710
Series 2014 H, 5% 11/15/21	680,000	735,706
Series 2015 A, 5% 3/15/22	275,000	300,022
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.32% 6/15/21 (a)(e)	2,500,000	2,519,475
Series 2015 F, 5% 11/15/20	180,000	188,878
Series 2016 A, 5% 3/15/26	45,000	53,831
Series 2016 B:
5% 5/15/20	440,000	454,257
5% 5/15/21	1,770,000	1,882,094
Series 2016 E:
4% 10/15/19	885,000	893,176
5% 10/15/20	1,080,000	1,130,220
Series 2016 G:
3% 11/1/20	285,000	290,771
5% 11/1/19	510,000	517,357
Series 2017 A, 5% 4/15/20	2,825,000	2,908,509
Series 2017 B:
3% 4/15/22	325,000	336,580
5% 4/15/20	100,000	102,956
Series 2018 A, 5% 4/15/20	685,000	705,249
Series 2018 B:
5% 4/15/21	1,760,000	1,867,747
5% 4/15/22	685,000	749,137
Series 2018 E, 5% 9/15/20	415,000	433,127
Series 2018 F, 5% 9/15/20	750,000	782,760
Series 2019 A:
5% 4/15/23	525,000	590,000
5% 4/15/25	1,480,000	1,743,410
Series A, 5% 2/15/21	2,250,000	2,255,648
Series D, SIFMA Municipal Swap Index + 1.020% 2.44% 8/15/20 (a)(e)	890,000	897,414
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,129,770
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	929,241
Bonds:
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 2.216%, tender 6/3/19 (a)(e)	6,275,000	6,276,763
(Yale Univ. Proj.):
Series 2014 A, 1.3%, tender 2/3/20 (a)	2,855,000	2,851,790
Series 2017 B, 5%, tender 7/1/20 (a)	1,635,000	1,697,032
Series 2013 A, 1%, tender 7/1/19 (a)	3,270,000	3,268,882
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	10,094,401
Series 2016 CT, 3% 12/1/19	155,000	156,157
Series 2018 S, 5% 7/1/20	1,200,000	1,243,824
Series A:
5% 7/1/20	505,000	524,382
5% 7/1/21	800,000	854,272
Series N, 5% 7/1/21	610,000	651,773
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (c)	300,000	329,001
Series 2017 B:
4% 11/15/19 (c)	265,000	267,451
5% 11/15/21 (c)	655,000	701,466
5% 11/15/23 (c)	125,000	140,123
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	272,905
Bonds Series 2017 E-3, 1.5%, tender 11/15/20 (a)	940,000	940,009
Series 2013 B2, 4% 11/15/32	85,000	87,296
Series 2016 F:
1.55% 5/15/20 (c)	220,000	219,403
1.6% 11/15/20 (c)	565,000	563,039
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 B, 5% 1/1/21	325,000	342,323
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,121,040
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (c)	250,000	250,272
5% 6/15/20 (c)	315,000	326,099
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	66,646
5% 3/1/21 (FSA Insured)	90,000	95,169
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,305
Series 2017 A, 5.25% 8/1/19	160,000	160,843
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	165,000	165,305
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	207,396
Series 2019 A, 5% 11/1/25	225,000	267,993

TOTAL CONNECTICUT		70,653,645

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	55,000	56,088
5% 1/1/21	45,000	47,442

TOTAL DELAWARE, NEW JERSEY		103,530

District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,030,900
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	140,000	155,173
Series 2014 A:
5% 10/1/19 (c)	315,000	318,490
5% 10/1/23 (c)	10,000	11,383
Series 2017 A, 5% 10/1/26 (c)	145,000	176,423
Series 2018 A, 5% 10/1/19 (c)	2,615,000	2,643,973
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/19	4,300,000	4,349,912
5% 10/1/21	2,000,000	2,157,280
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/20	1,000,000	1,037,940

TOTAL DISTRICT OF COLUMBIA		15,881,474

Florida - 2.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/20	485,000	503,508
5% 7/1/21	20,000	21,399
Series 2015 C:
5% 7/1/21	15,000	16,053
5% 7/1/22	80,000	88,149
5% 7/1/23	65,000	73,685
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (c)	1,635,000	1,648,863
Series 2012 Q, 5% 10/1/21 (c)	320,000	344,630
Series 2012 Q1, 5% 10/1/21	20,000	21,640
Series 2015 A, 5% 10/1/20 (c)	1,750,000	1,827,420
Series 2015 C, 5% 10/1/24 (c)	110,000	128,019
Series A:
5% 10/1/22 (c)	65,000	71,956
5% 10/1/23 (c)	90,000	102,200
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/20 (c)	500,000	520,740
5% 9/1/21 (c)	355,000	380,475
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	77,375
Series 2015 A:
5% 7/1/20	85,000	88,244
5% 7/1/21	100,000	107,188
5% 7/1/22	75,000	82,806
5% 7/1/23	60,000	68,169
5% 7/1/24	30,000	35,032
Series 2015 B:
5% 7/1/20	65,000	67,480
5% 7/1/21	135,000	144,704
5% 7/1/22	100,000	110,408
5% 7/1/23	60,000	68,169
5% 7/1/24	25,000	29,193
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018, 5% 7/1/19	280,000	280,758
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	1,215,000	1,257,803
Series 2012 A1, 5% 6/1/21	2,715,000	2,905,213
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 A, 5% 6/1/19	1,000,000	1,000,000
Series 2013 C, 5% 6/1/19	1,210,000	1,210,000
Series 2016 C, 5% 6/1/19	1,320,000	1,320,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	45,000	45,690
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,512,050
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	445,000	447,723
2% 7/1/21	390,000	393,491
2.05% 1/1/22	295,000	298,664
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	21,459
5% 10/1/22	45,000	49,417
5% 10/1/23	55,000	61,772
5% 10/1/24	45,000	51,582
5% 10/1/25	40,000	46,828
5% 10/1/26	45,000	52,414
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/19 (c)	2,900,000	2,933,374
5% 10/1/20 (c)	50,000	52,212
Series 2017 A:
5% 10/1/25 (c)	20,000	23,792
5% 10/1/26 (c)	45,000	54,545
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,352
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,070,000	1,094,289
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	50,001
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	20,763
5% 7/1/22	45,000	49,584
5% 7/1/23	45,000	50,955
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	750,000	803,100
Series 2013 C:
5% 10/1/19	920,000	929,587
5% 10/1/22	430,000	472,789
Series 2013 D, 5% 10/1/20	670,000	698,019
Series 2014 A:
5% 10/1/19	335,000	338,491
5% 10/1/20	770,000	802,201
5% 10/1/21	1,215,000	1,303,318
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/20	250,000	252,638
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	70,000	71,087
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (c)	1,425,000	1,479,763
Manatee County Rev. Series 2013:
5% 10/1/21	45,000	48,571
5% 10/1/22	20,000	22,243
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	35,282
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2016, 2%, tender 8/1/19 (a)	2,125,000	2,125,065
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	113,098
Miami-Dade County Series 2013 D, 5% 10/1/19 (c)	1,245,000	1,257,482
Miami-Dade County Aviation Rev.:
Series 2009 B, 5.5% 10/1/36 (Pre-Refunded to 10/1/19 @ 100)	3,190,000	3,232,076
Series 2012 A:
5% 10/1/19 (c)	740,000	748,663
5% 10/1/20 (c)	1,150,000	1,200,876
5% 10/1/21 (c)	285,000	306,731
Series 2014, 5% 10/1/20 (c)	560,000	584,774
Series 2017 B:
5% 10/1/19 (c)	2,170,000	2,195,331
5% 10/1/20 (c)	545,000	569,111
Series 2018 A, 4% 10/1/19 (c)	8,805,000	8,879,364
Series A1, 5% 10/1/21	200,000	209,542
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	20,000	20,739
5% 7/1/21	45,000	48,168
5% 7/1/22	45,000	49,555
5% 7/1/23	45,000	49,470
Series 2014 A:
5% 7/1/21	250,000	267,598
5% 7/1/24	15,000	17,365
Series 2014 B:
5% 7/1/22	35,000	38,543
5% 7/1/23	70,000	79,116
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	120,000	125,102
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	3,960,000	4,034,092
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	193,972
Series 2014 D:
5% 11/1/20	320,000	335,821
5% 11/1/21	135,000	145,820
5% 11/1/22	65,000	72,236
5% 11/1/23	165,000	188,154
Series 2015 A:
5% 5/1/20	1,155,000	1,191,958
5% 5/1/21	250,000	266,495
5% 5/1/22	80,000	87,603
5% 5/1/23	140,000	157,580
Series 2015 B, 5% 5/1/24	645,000	744,530
Series 2015 D, 5% 2/1/22	410,000	445,719
Series 2016 A, 5% 8/1/27	120,000	144,462
Series 2016 C, 5% 2/1/20	470,000	480,915
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	223,891
5% 1/1/21	205,000	214,502
Orange County Health Facilities Auth. Series B:
4% 10/1/19 (b)	1,825,000	1,834,870
5% 10/1/20 (b)	1,660,000	1,725,238
5% 10/1/21 (b)	1,330,000	1,428,886
5% 10/1/22 (b)	1,295,000	1,432,477
Palm Beach County Health Facilities A Series 2016, 4% 11/15/19	3,085,000	3,118,664
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	20,000	20,218
5% 12/1/20	30,000	31,407
5% 12/1/21	35,000	37,704
5% 12/1/23	5,000	5,668
5% 12/1/24	10,000	11,601
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,149,380
Series 2018 B, 5% 8/1/21	1,100,000	1,182,159
Series 2014 B:
4% 8/1/21	90,000	94,719
5% 8/1/21	115,000	123,589
5% 8/1/22	20,000	22,155
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 2.2%, tender 8/1/30 (a)	3,975,000	3,975,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/19	25,000	25,289
5% 10/1/20	20,000	20,931
5% 10/1/21	20,000	21,558
5% 10/1/22	20,000	22,154
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	45,000	45,509
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	23,840
5% 7/1/26	25,000	30,490
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/19	3,520,000	3,543,645
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	69,873
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,933
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (c)	255,000	257,792
Series 2013, 5% 10/1/20 (c)	195,000	203,444
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	41,644
Series 2016 A:
5% 9/1/19	130,000	131,070
5% 9/1/20	150,000	156,167
Univ. North Florida Fing. Corp. Cir Series 2016, 5% 11/1/19 (FSA Insured)	705,000	714,238
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/19	5,000	5,028

TOTAL FLORIDA		83,788,184

Georgia - 2.0%
Atlanta Urban Resdtl Fin. Bonds:
(Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	10,040,300
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (a)	7,000,000	7,022,470
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/20 (c)	565,000	575,977
5% 1/1/22	20,000	21,806
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,500,000	1,534,395
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,405,000	1,412,531
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	374,693
Series 2008, 1.65%, tender 6/18/21 (a)	485,000	480,208
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,023,818
(Georgia Pwr. Co. Proj.) Series 2017, 1.85%, tender 8/22/19 (a)	3,635,000	3,634,214
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	220,086
Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	103,205
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,491,623
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	295,000	295,766
5% 7/1/20	190,000	197,002
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	45,000	46,267
5% 4/1/21	100,000	105,754
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2019 A, 2%, tender 2/1/21 (a)	9,000,000	9,025,380
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	40,000	41,126
5% 4/1/21	85,000	89,891
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	134,791
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	4,010,633
Gainesville & Hall County Hosp. Auth. Rev. Bonds (Northeast Georgia Health Sys., Inc. Proj.) Series 2014 B, SIFMA Municipal Swap Index + 0.950% 2.37%, tender 6/6/19 (a)(e)	2,125,000	2,125,806
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008 A, 5.25% 1/1/21	140,000	147,465
Series 2009 B, 5% 1/1/20	4,830,000	4,918,232
Series 2010 A, 5% 11/1/19	955,000	967,710
Series 2011 A:
5% 1/1/20	445,000	453,129
5% 1/1/21	1,475,000	1,547,954
Series 2015 A:
5% 1/1/20	390,000	397,124
5% 1/1/21	255,000	267,612
Series 2016 A:
4% 1/1/21	280,000	289,520
5% 1/1/20	735,000	748,427
5% 1/1/22	250,000	269,018
Series C, 5% 1/1/22	1,105,000	1,189,057
Series GG:
5% 1/1/20	135,000	137,505
5% 1/1/21	255,000	267,816
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	35,000	35,395
5% 10/1/22	20,000	22,181
5% 10/1/23	55,000	62,579
Series R, 5% 10/1/21	110,000	118,467
Series 2016 A, 5% 10/1/19	1,050,000	1,061,841
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	40,000	40,473
3% 4/1/21	35,000	35,763
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	30,845
5% 4/1/21	85,000	89,891
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	5,015,159
Main Street Natural Gas, Inc.:
Series 2018 C, 4% 12/1/19	215,000	217,421
Series 2019 A:
5% 5/15/20	500,000	514,477
5% 5/15/22	1,000,000	1,081,850
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	704,253
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,173,391
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	250,000	248,960
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,495,140
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	79,640

TOTAL GEORGIA		68,636,037

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	2,085,000	2,090,369
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 1.87%, tender 7/1/39 (a)(e)	605,000	605,000
Hawaii Gen. Oblig. Series 2011 DZ, 5% 12/1/28 (Pre-Refunded to 12/1/21 @ 100)	1,945,000	2,111,881
Honolulu City & County Gen. Oblig. Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 1.73%, tender 9/1/20 (a)(e)	2,180,000	2,179,477
SIFMA Municipal Swap Index + 0.320% 1.74%, tender 9/1/20 (a)(e)	1,965,000	1,964,528
SIFMA Municipal Swap Index + 0.320% 1.74%, tender 9/1/20 (a)(e)	875,000	874,790
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	30,000	30,160
5% 8/1/20 (c)	65,000	67,433
5% 8/1/21 (c)	10,000	10,672
5% 8/1/22 (c)	45,000	49,337
5% 8/1/23 (c)	30,000	33,636

TOTAL HAWAII		10,017,283

Idaho - 0.2%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.75%, tender 8/1/19 (a)	4,990,000	4,991,478
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	527,575
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	220,000	228,496
5% 7/15/21	230,000	246,535

TOTAL IDAHO		5,994,084

Illinois - 3.3%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	355,000	373,581
Chicago Gen. Oblig.:
Series 2003 B, 5% 1/1/20	720,000	731,111
Series 2010, 5% 12/1/19	220,000	222,941
Series 2015 C:
5% 1/1/20	280,000	284,321
5% 1/1/21 (Escrowed to Maturity)	435,000	458,325
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	2,255,000	2,292,842
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	15,000	15,300
5% 1/1/21	10,000	10,543
5% 1/1/23	55,000	61,388
5% 1/1/22	110,000	119,438
5% 1/1/23	130,000	145,098
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	5,000	5,066
5% 1/1/21	10,000	10,355
5% 1/1/22	5,000	5,268
5% 1/1/23	10,000	10,687
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	30,000	31,633
Series 2012 B:
4% 1/1/20 (c)	3,500,000	3,547,852
5% 1/1/21 (c)	100,000	105,170
Series 2013 B, 5% 1/1/22	85,000	92,316
Series 2013 D, 5% 1/1/22	70,000	76,025
Series 2017 D, 5% 1/1/27 (c)	35,000	42,161
Series 2018 A:
5% 1/1/20 (c)	800,000	815,496
5% 1/1/21 (c)	250,000	262,925
Chicago Park District Gen. Oblig.:
Series 2010 C, 5% 1/1/20	250,000	254,350
Series 2013 D, 5% 1/1/20	355,000	361,176
Series 2015 B, 5% 1/1/21	425,000	444,104
Series 2018 E, 5% 11/15/20	290,000	302,522
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	525,000	525,000
5% 6/1/20	860,000	885,894
5% 6/1/21	635,000	672,522
5% 6/1/25	25,000	29,000
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,885
Chicago Wtr. Rev. Series 2017 2, 5% 11/1/19	545,000	552,231
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	187,731
Series 2009 D, 5% 11/15/21	500,000	507,380
Series 2010 A, 5.25% 11/15/22	110,000	115,543
Series 2011 A:
5% 11/15/19	180,000	182,706
5.25% 11/15/22	20,000	21,608
Series 2012 C:
5% 11/15/19	70,000	71,052
5% 11/15/20	155,000	162,325
5% 11/15/21	120,000	129,062
5% 11/15/22	30,000	33,068
Series 2014 A:
3% 11/15/19	500,000	503,080
5% 11/15/20	20,000	20,945
5% 11/15/21	10,000	10,755
5% 11/15/22	30,000	33,068
Series 2016 A, 5% 11/15/21	2,250,000	2,419,920
Series 2018, 5% 11/15/19	385,000	390,788
Cook County School District No. 87 Series 2012 A, 3% 12/1/19	1,215,000	1,223,355
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,138,469
Grundy Kendall & Will Cntys Series 2008, 5.75% 10/15/19	120,000	120,406
Illinois Edl. Facilities Auth. Rev. Bonds:
(Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	220,000	219,818
Series 1998 B, 1.875%, tender 2/13/20 (a)	1,500,000	1,502,504
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	41,413
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	717,607
(Osf Healthcare Sys.) Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,041,770
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/20	700,000	722,481
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	535,000	543,382
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	725,000	740,076
Series 2008 A2, 5%, tender 2/12/20 (a)	815,000	834,004
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,040,847
Series 2016 B, 1 month U.S. LIBOR + 1.350% 3.09%, tender 5/1/21 (a)(e)	1,090,000	1,093,052
Series 2017 B, 5%, tender 12/15/22 (a)	65,000	72,460
Series E, 2.25%, tender 4/29/22 (a)	500,000	506,195
Series 2009 A, 5% 8/15/19 (Escrowed to Maturity)	1,395,000	1,404,651
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	27,100
Series 2012 A, 5% 5/15/23	30,000	32,816
Series 2012:
5% 9/1/20	30,000	31,275
5% 9/1/21	45,000	48,405
5% 9/1/22	75,000	83,060
Series 2015 A:
5% 11/15/22	10,000	11,122
5% 11/15/22	800,000	887,760
5% 11/15/24	35,000	40,777
5% 11/15/25	45,000	53,433
5% 11/15/26	45,000	53,033
Series 2015 B:
5% 11/15/20	35,000	36,747
5% 11/15/24	45,000	52,581
Series 2016 A:
4% 11/1/19	110,000	110,969
5% 7/1/19	155,000	155,378
5% 8/15/19	130,000	130,711
5% 8/15/20	10,000	10,326
5% 2/15/21	15,000	15,830
5% 8/15/21	15,000	15,885
5% 2/15/23	20,000	22,344
5% 8/15/23	35,000	38,817
5% 8/15/24	50,000	56,624
Series 2016 C:
5% 2/15/20	110,000	112,386
5% 2/15/22	225,000	245,691
5% 2/15/23	100,000	112,334
5% 2/15/24	115,000	132,755
Series 2016 D, 5% 2/15/20	505,000	517,095
Series 2016:
5% 11/15/19	170,000	172,556
5% 5/15/21	520,000	553,348
5% 7/1/22	65,000	71,807
5% 5/15/25	10,000	11,754
5% 5/15/26	20,000	23,848
5% 5/15/27	25,000	29,635
Series 2017:
5% 1/1/23	35,000	39,194
5% 1/1/25	50,000	59,015
Series 2019, 5% 4/1/26	1,000,000	1,199,460
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	215,000	215,000
Series 2006, 5% 6/1/21	405,000	428,445
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,615
5% 1/1/23 (FSA Insured)	250,000	254,420
Series 2012 A, 4% 1/1/23	30,000	31,023
Series 2012:
5% 8/1/19	2,560,000	2,572,933
5% 8/1/21	55,000	58,442
5% 8/1/22	760,000	825,444
Series 2013:
5% 7/1/21	140,000	148,435
5% 7/1/22	375,000	406,489
Series 2014:
5% 2/1/20	665,000	678,318
5% 2/1/21	865,000	906,805
5% 2/1/22	65,000	69,748
5% 4/1/23	50,000	54,769
5% 2/1/25	50,000	55,008
Series 2016:
5% 1/1/20	1,760,000	1,790,824
5% 1/1/21	2,865,000	2,996,647
5% 2/1/21	4,000,000	4,193,320
5% 11/1/21	1,505,000	1,609,748
5% 1/1/22	1,650,000	1,766,919
5% 1/1/26	300,000	339,897
5% 2/1/26	1,235,000	1,400,861
Series 2017 B, 5% 11/1/19	3,955,000	4,006,659
Series 2017 D:
5% 11/1/21	2,180,000	2,331,728
5% 11/1/25	2,210,000	2,510,494
Series 2018 A:
5% 10/1/20	1,000,000	1,039,940
5% 10/1/21	1,500,000	1,600,890
5% 10/1/26	1,340,000	1,533,429
Series 2019 B, 5% 9/1/20	1,260,000	1,307,200
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	185,000	189,462
Series 2015 A:
5% 2/1/20	1,135,000	1,160,525
5% 2/1/21	470,000	495,164
5% 2/1/22	380,000	411,760
5% 2/1/23	25,000	27,817
Illinois Reg'l. Trans. Auth.:
Series 2002 A, 6% 7/1/21	460,000	500,945
Series 2003 B, 5.5% 6/1/19	1,270,000	1,270,000
Series 2010A, 5% 7/1/20	465,000	473,951
Series 2014 A, 5% 6/1/19	200,000	200,000
Series 2017 A:
5% 7/1/19	4,000,000	4,010,116
5% 7/1/20	210,000	217,531
5% 7/1/21	210,000	224,246
Illinois Sales Tax Rev.:
Series 2002, 5.75% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,360,000	1,361,591
Series 2011, 4% 6/15/20	1,635,000	1,667,844
Series 2013:
5% 6/15/19	1,035,000	1,035,975
5% 6/15/20	2,380,000	2,451,959
Series 2016 D, 5% 6/15/23	1,500,000	1,643,160
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/19	255,000	259,254
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,018,610
Mc Henry & Lake Cntys Ill Cmnt Series 2012 A, 3% 12/1/19	1,015,000	1,022,279
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	94,807
0% 1/15/25	110,000	96,929
0% 1/15/26	80,000	68,570
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/20	50,000	51,144
5% 2/1/23	50,000	55,898
Metropolitan Pier & Exposition Series 2012 B, 5% 12/15/22	1,655,000	1,787,566
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	120,000	120,811
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5% 6/1/19	1,850,000	1,850,000
5.125% 6/1/19	1,230,000	1,230,000
5.25% 6/1/20	2,060,000	2,129,538
Series 2017, 5% 6/1/22	220,000	240,007
Rockford Park District Series 2019 B, 3% 12/15/20	1,165,000	1,182,114
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,701,863
Univ. of Illinois Rev. Series 2011 A, 5% 4/1/21	250,000	264,898
Waukegan Gen. Oblig. Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,020,860
4% 12/30/21 (FSA Insured)	410,000	432,829
4% 12/30/22 (FSA Insured)	425,000	455,354
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,387,951
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,981,978
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,973,832

TOTAL ILLINOIS		112,659,506

Indiana - 1.4%
Hammond Loc Pub. Impt. Bd Bank Series 2019 A, 3.1% 12/31/19	4,250,000	4,273,148
Indiana Bond Bank Series 2019 A, 4% 1/3/20	6,500,000	6,591,671
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	115,000	116,312
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.1%, tender 6/3/19 (a)(c)	4,700,000	4,700,000
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	15,000	16,571
5% 8/15/23	20,000	22,679
Indiana Fin. Auth. Rev.:
Series 2010 B, 5% 12/1/19	290,000	294,996
Series 2012:
5% 3/1/20	15,000	15,375
5% 3/1/21	25,000	26,365
Series 2016:
3% 9/1/19	65,000	65,200
4% 9/1/20	130,000	133,591
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	20,898
5% 10/1/22	35,000	38,902
Series 2014 A:
5% 10/1/20	10,000	10,449
5% 10/1/21	10,000	10,789
5% 10/1/22	15,000	16,672
Series 2015 A:
5% 10/1/24	35,000	41,064
5% 10/1/25	35,000	40,947
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	156,570
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	2,695,000	2,689,098
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	380,000	379,008
Series 2005 A1, 2.8%, tender 8/1/19 (a)	2,075,000	2,079,081
Series 2017:
1.35%, tender 8/4/20 (a)	175,000	174,617
1.375%, tender 5/1/20 (a)	980,000	978,543
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/20	25,000	25,509
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (c)	60,000	62,968
5% 1/1/23 (c)	45,000	49,829
5% 1/1/24 (c)	60,000	68,014
5% 1/1/25 (c)	65,000	75,440
Series 2016, 5% 1/1/20 (c)	685,000	698,070
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	30,000	30,447
4% 1/15/21	25,000	25,968
5% 7/15/20	25,000	25,949
5% 7/15/21	20,000	21,407
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.):
Series 2015, 4% 7/15/19	550,000	551,421
Series 2016 A, 5% 7/15/20	1,040,000	1,069,567
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 2.375%, tender 9/1/20 (a)(c)	1,000,000	998,460
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	281,298
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,525,000	1,605,093
Bonds:
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	4,100,000	4,102,317
Series 2015, 5%, tender 11/1/22 (a)(c)	980,000	1,079,666
Series 2016 A, 5%, tender 3/1/23 (a)(c)	500,000	554,800
Series 2014, SIFMA Municipal Swap Index + 0.750% 2.17%, tender 6/6/19 (a)(c)(e)	12,440,000	12,445,256

TOTAL INDIANA		46,664,025

Iowa - 0.6%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,625,550
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/20	300,000	307,164
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 1.72%, tender 5/3/21 (a)(e)	3,500,000	3,493,980
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (c)	1,000,000	1,071,430
Series 2018 A:
5% 12/1/20 (c)	500,000	522,055
5% 12/1/21 (c)	500,000	535,715
5% 12/1/22 (c)	725,000	795,173

TOTAL IOWA		19,351,067

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,867
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 1 month U.S. LIBOR + 0.300% 2.04% 9/1/21 (a)(e)	5,000,000	5,001,752
Series 2014 B, 1 month U.S. LIBOR + 0.400% 2.066% 9/1/19 (a)(e)	1,310,000	1,310,949
Series 2018 A, 5% 9/1/20	1,020,000	1,065,155
Kansas Dev. Fin. Agcy. Series 2009, 5.25% 11/15/21	685,000	696,398
Wichita Gen. Oblig. Series 2018 292, 4% 10/15/19	5,000,000	5,045,252
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	11,058
5% 9/1/23	15,000	17,016
5% 9/1/25	15,000	17,821

TOTAL KANSAS		13,204,268

Kentucky - 1.5%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/20	205,000	207,232
5% 2/1/24	30,000	33,395
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	22,705
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	4,000,000	3,990,905
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/20	55,000	56,059
5% 1/1/22	285,000	310,661
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21	360,000	386,082
Kentucky Econ. Dev. Fin. Auth. Bonds:
Series 2009 B, 2.7%, tender 11/10/21 (a)	345,000	351,745
Series 2011 B, 1 month U.S. LIBOR + 0.900% 2.59%, tender 6/1/19 (a)(e)	1,530,000	1,530,246
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	112,884
5% 6/1/21	230,000	241,751
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (c)	250,000	276,015
Series 2019 A1, 5% 6/1/22 (c)	200,000	216,124
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (a)	2,000,000	2,007,220
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20	6,000,000	6,007,363
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	1,635,000	1,686,262
5% 5/1/21	210,000	223,201
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	386,089
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460,000	478,354
(Proj. No. 100) Series 2011 A, 5% 8/1/20	605,000	629,140
(Proj. No. 115) Series 2017, 5% 4/1/20	775,000	797,076
(Proj. No. 117) Series B, 3% 5/1/20	540,000	547,227
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	525,000	531,059
(Proj. No. 98) Series 2010:
4% 8/1/19	360,000	361,456
4% 8/1/20	675,000	694,217
5% 8/1/21	460,000	477,968
Series 2011, 5% 10/1/19	500,000	505,771
Series 2015 B, 5% 8/1/20	615,000	639,539
Series 2015, 4% 8/1/20	300,000	308,541
Series 2016 B, 5% 11/1/19	890,000	902,912
Series 2017:
5% 4/1/21	600,000	637,428
5% 4/1/22	400,000	436,728
Series A, 5% 8/1/22	350,000	374,672
Series B:
5% 11/1/21	250,000	269,978
5% 8/1/22	250,000	275,553
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,097,130
Series 2018 B:
4% 1/1/20	430,000	435,333
4% 7/1/20	1,000,000	1,022,870
4% 7/1/21	1,350,000	1,407,402
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	290,000	293,117
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (c)	1,250,000	1,329,788
5% 7/1/23 (c)	1,750,000	1,957,375
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	55,000	59,857
5% 12/1/29	230,000	250,001
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,036,040
Series 2007 A, 1.65%, tender 6/1/21 (a)(b)	7,250,000	7,258,483
Series 2007 B, 1.65%, tender 6/1/21 (a)(b)	2,000,000	2,002,340
Series 2007 A, 1.25%, tender 6/3/19 (a)	875,000	875,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	600,000	608,124
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,636,672
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	802,862

TOTAL KENTUCKY		50,985,952

Louisiana - 0.6%
Lafayette Pub. Impt. Sale Tax Series 2015, 5% 5/1/20	1,000,000	1,031,814
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	495,000	495,000
5% 6/1/20	1,640,000	1,697,775
5% 6/1/21 (FSA Insured)	1,660,000	1,772,565
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,737
Series 2014 D1, 5% 12/1/22	30,000	33,527
Series 2016 B:
5% 8/1/22	310,000	342,593
5% 8/1/23	135,000	153,445
Series 2016 D:
5% 9/1/22	140,000	155,326
5% 9/1/24	155,000	181,629
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 2.4%, tender 6/1/20 (a)	7,000,000	7,041,777
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	814,487
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	255,000	259,616
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	870,000	902,843
Series 2017, 4% 8/1/19	945,000	948,534
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/19	250,000	250,644
5% 7/1/21	35,000	37,441
5% 7/1/22	20,000	22,024
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/20 (c)	710,000	723,299
5% 1/1/22 (c)	280,000	301,888
5% 1/1/23 (c)	705,000	779,378
5% 1/1/24 (c)	5,000	5,649
5% 1/1/25 (c)	5,000	5,769
5% 1/1/26 (c)	10,000	11,777
Series 2017 D1, 5% 1/1/20	475,000	484,450
Series 2017 D2:
5% 1/1/20 (c)	50,000	50,937
5% 1/1/21 (c)	290,000	304,065
5% 1/1/22 (c)	345,000	371,969
5% 1/1/23 (c)	10,000	11,055
5% 1/1/24 (c)	15,000	16,947
5% 1/1/25 (c)	10,000	11,538
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60,000	62,968
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	636,636
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	925,000	952,490
5% 5/15/21	435,000	460,569
5% 5/15/23	100,000	111,130

TOTAL LOUISIANA		21,482,291

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (c)	500,000	563,115
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	256,395
Series 2017 B, 4% 7/1/21	85,000	89,058
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	53,626
5% 7/1/22	40,000	44,252

TOTAL MAINE		1,006,446

Maryland - 1.2%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	81,890
5% 7/1/25	75,000	89,785
Cmnty. Dev. Admin Dept. Hsg. Series 2018 A, 2.44% 3/1/20	3,000,000	3,004,118
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,132,384
Howard County Gen. Oblig. (MD Consolidated Pub. Impt. Proj.) Series 2018 A, 5% 2/15/20	975,000	999,525
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 5% 11/1/19	2,055,000	2,085,323
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Pub. Health Lab. Proj.) Series 2011, 5% 6/1/19	3,415,000	3,415,000
Maryland Gen. Oblig. Third Series 2009 C, 5% 11/1/19	2,810,000	2,851,697
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/19	10,000	10,024
5% 7/1/22	20,000	21,886
5% 7/1/23	20,000	22,420
5% 7/1/24	45,000	51,670
5% 7/1/25	40,000	46,898
Series 2017, 5% 7/1/20	1,330,000	1,378,718
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2017 D, 1.83% 6/1/19	1,460,000	1,460,000
Series 2018 B, 2.61% 4/1/20	4,655,000	4,667,406
Series 2019 B:
1.55% 9/1/20 (b)	1,020,000	1,020,826
1.6% 3/1/21 (b)	1,390,000	1,391,473
4% 9/1/49 (b)	285,000	309,912
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	709,148
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.85%, tender 6/3/19 (a)(b)	9,060,000	9,060,000
Prince Georges County Gen. Oblig. Series 2018 A, 5% 7/15/19	5,000,000	5,020,605

TOTAL MARYLAND		40,830,708

Massachusetts - 1.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	130,000	132,662
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	269,552
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,849,056
Series 2012 G, 5% 10/1/19	400,000	404,577
Series 2016 A, 5% 7/15/22	30,000	33,364
Series 2016 I:
5% 7/1/21	10,000	10,664
5% 7/1/22	15,000	16,447
5% 7/1/23	15,000	16,878
5% 7/1/24	25,000	28,823
5% 7/1/25	20,000	23,549
5% 7/1/26	20,000	23,964
Series 2019 A:
5% 7/1/20	450,000	466,088
5% 7/1/21	200,000	213,188
5% 7/1/22	450,000	492,710
5% 7/1/24	155,000	177,328
Series Z1, 1.5% 8/1/19	2,500,000	2,500,208
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (c)	1,000,000	1,066,520
Series 2012 J, 5% 7/1/19 (c)	6,000,000	6,014,945
Series 2013, 5% 7/1/19 (c)	105,000	105,262
Series 2015 A, 5% 1/1/22 (c)	300,000	323,766
Series 2016 J:
5% 7/1/21 (c)	1,245,000	1,326,037
5% 7/1/22 (c)	510,000	557,925
5% 7/1/23 (c)	725,000	812,725
Series 2016, 4% 7/1/20 (c)	1,950,000	1,996,898
Series 2017 A:
3% 7/1/19 (c)	65,000	65,065
4% 7/1/20 (c)	95,000	97,285
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,969,486
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.02% 2/1/20 (a)(e)	4,480,000	4,483,392
Series 2018 B, 5% 7/1/19	5,000,000	5,013,566
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 2.09%, tender 6/7/19 (FSA Insured) (a)	4,995,000	4,995,000
Series 2010, 5% 7/1/21	145,000	145,377
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	339,850
Series 2013 163:
2.2% 6/1/19 (c)	1,175,000	1,175,000
2.5% 6/1/20 (c)	1,235,000	1,244,795
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	65,000	75,385
5% 7/1/25 (c)	25,000	29,705
Series 2019 A, 5% 7/1/20 (c)	2,250,000	2,330,685

TOTAL MASSACHUSETTS		40,827,727

Michigan - 1.0%
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	92,071
5% 5/1/22	35,000	38,442
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	545,885
Series A, 5% 7/1/25 (FSA Insured)	550,000	629,431
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.336% 7/1/32 (a)(e)	90,000	89,555
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	100,000	101,141
5% 10/1/20	140,000	146,420
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/20	60,000	61,920
5% 5/1/21	45,000	47,996
5% 5/1/22	40,000	43,922
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	130,000	131,858
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	30,000	33,828
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	335,000	342,668
Huron Valley School District Series 2011, 5% 5/1/21	510,000	543,747
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,793
5% 5/15/24	10,000	11,463
5% 5/15/25	15,000	17,603
5% 5/15/26	15,000	17,972
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/19	20,000	20,312
5% 11/15/20	165,000	172,993
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	310,000	316,707
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	499,886
5% 4/15/24	30,000	34,879
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	154,558
Bonds:
Series 2013 M1, 1.85%, tender 6/3/19 (a)(b)	3,560,000	3,560,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 1.9%, tender 2/1/22 (a)(e)	5,000,000	4,998,650
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,874,752
1.1%, tender 8/15/19 (a)	1,455,000	1,453,727
Series 2014, 4% 6/1/19	450,000	450,000
Series 2015 A:
5% 8/1/22	1,050,000	1,160,061
5% 8/1/23	85,000	96,577
Series 2016:
3% 1/1/20	40,000	40,289
5% 11/15/19	130,000	131,931
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	355,000	364,682
5% 3/15/21	20,000	21,232
5% 3/15/22	50,000	54,736
5% 3/15/23	85,000	95,741
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	81,378
Series 2005 A, 1.5%, tender 5/1/20 (a)	340,000	339,876
Series 2005 A4, 1.625%, tender 11/1/19 (a)	145,000	145,049
Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,350,000	1,354,509
Series 2010 B, 5% 11/15/21	265,000	269,115
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	2,700,000	2,668,653
Series CC, 1.45%, tender 9/1/21 (a)	155,000	153,200
Milan Area Schools Series 2019, 5% 5/1/20	760,000	782,779
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/20	220,000	227,161
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	418,368
Portage Pub. Schools Series 2016:
5% 5/1/20	175,000	180,680
5% 5/1/23	45,000	50,669
5% 11/1/23	30,000	34,210
5% 5/1/24	40,000	46,295
5% 11/1/24	45,000	52,758
5% 5/1/25	25,000	29,682
5% 11/1/25	25,000	30,028
5% 5/1/26	35,000	42,585
5% 11/1/26	25,000	30,375
5% 11/1/28	20,000	24,168
Royal Oak City School District Series 2018:
5% 5/1/21	250,000	266,935
5% 5/1/22	440,000	482,742
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	37,632
5% 9/1/23	10,000	11,388
Spring Lake Pub. Schools:
5% 5/1/20	805,000	830,759
5% 11/1/20	40,000	41,978
5% 5/1/21	90,000	95,991
Univ. of Michigan Rev. Bonds Series 2012 E, SIFMA Municipal Swap Index + 0.270% 2.57%, tender 4/1/22 (a)(e)	1,985,000	1,976,782
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (c)	1,575,000	1,600,727
Series 2017 A:
5% 12/1/19	320,000	325,608
5% 12/1/20	155,000	163,091
Series 2017 B:
5% 12/1/19 (c)	365,000	370,962
5% 12/1/20 (c)	270,000	283,109
5% 12/1/21 (c)	300,000	323,025
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	473,320

TOTAL MICHIGAN		32,665,015

Minnesota - 0.4%
Apple Vy Minn Sr Living Rev. Series 2016 B:
3% 1/1/20	145,000	145,195
4% 1/1/21	150,000	152,601
4% 1/1/22	155,000	159,137
Dakota & Washington Counties Hsg. & Redev. Auth. Series 1988, 8.45% 9/1/19 (Escrowed to Maturity) (c)	2,655,000	2,697,299
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	875,231
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	907,794
4% 5/1/21	110,000	114,607
4% 5/1/22	110,000	116,795
5% 5/1/23	110,000	122,971
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,780
5% 1/1/23	20,000	22,426
Series 2014 B:
5% 1/1/21 (c)	50,000	52,553
5% 1/1/22 (c)	45,000	48,683
5% 1/1/23 (c)	20,000	22,220
Minneapolis Multi-family Rev. Bonds (1500 Nicollet Apts. Proj.) Series 2017 A, 1.375%, tender 11/1/19 (a)	2,250,000	2,246,526
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 1.85%, tender 7/3/23 (a)(e)	3,000,000	2,983,740
Series 2018 F, 2.4% 1/1/20 (c)	925,000	928,154
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	72,873
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	27,125
5% 1/1/23	25,000	27,904
5% 1/1/24	35,000	40,104
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,810,594
Saint Paul Hsg. & Redev. Auth. Rev. Bonds (Union Flats Apts. Proj.) Series 2017 B, 2.75%, tender 2/1/21 (a)	980,000	978,020
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,780
5% 1/1/23	35,000	39,246
5% 1/1/24	20,000	23,069

TOTAL MINNESOTA		14,658,427

Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Series 2010 D, 5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	1,880,000	1,955,463
Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	5,000	5,106
5% 3/1/21	10,000	10,469
5% 3/1/22	15,000	16,083
5% 3/1/23	20,000	21,891
5% 3/1/24	15,000	16,754
5% 3/1/25	15,000	17,090
5% 3/1/26	20,000	23,152
Kansas City Santn Swr. Sys. R:
Series 2018 A, 4% 1/1/21	350,000	364,123
Series 2018 B, 5% 1/1/20	100,000	102,065
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Bonds (Gotham Apts. Proj.) Series 2018, 1.81%, tender 8/1/19 (a)	1,000,000	1,000,291
Missouri Health & Edl. Facilities Rev.:
Series 2016, 5% 5/15/20	200,000	206,308
Series 2019 A:
5% 2/15/20	1,750,000	1,793,399
5% 2/15/21	775,000	821,082
Saint Louis Arpt. Rev. Series 2017 B, 4% 7/1/19 (FSA Insured) (c)	5,985,000	5,995,729
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,590,045

TOTAL MISSOURI		11,983,587

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/20	1,815,000	1,857,574
5% 2/15/21	550,000	580,322

TOTAL MONTANA		2,437,896

Nebraska - 0.1%
Douglas County Hsg. Auth. (Sorensen Sr. Residences Proj.) Series 2017 A, 2.05% 3/1/20	3,000,000	3,001,808
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 B, 2.15% 9/1/19 (c)	555,000	555,360
Series 2019 B, 4% 9/1/49 (c)	170,000	182,264

TOTAL NEBRASKA		3,739,432

Nevada - 0.7%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (c)	1,355,000	1,401,531
5% 7/1/21 (c)	1,825,000	1,946,874
5% 7/1/22 (c)	85,000	93,228
Series 2010 D, 5% 7/1/20	320,000	326,384
Series 2013 A, 5% 7/1/20 (c)	500,000	516,900
Series 2014 A, 5% 7/1/20 (c)	1,000,000	1,034,340
Series 2017 C, 5% 7/1/21 (c)	2,290,000	2,440,522
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2015 C, 5% 7/1/19	1,875,000	1,879,742
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,058,081
Clark County School District:
Series 2007 A, 4.5% 6/15/19	85,000	85,080
Series 2012 A, 5% 6/15/21	500,000	534,350
Series 2015 D, 5% 6/15/20	210,000	217,443
Series 2016 A:
5% 6/15/21	35,000	37,405
5% 6/15/23	30,000	33,979
Series 2016 F, 5% 6/15/19	1,000,000	1,001,077
Series 2017 A, 5% 6/15/22	2,000,000	2,204,020
Series 2017 B, 5% 6/15/19	205,000	205,221
Series 2017 C, 5% 6/15/20	925,000	957,787
Series 2017 D, 5% 6/15/20	230,000	238,152
Humboldt County Nev Poll. Cont. Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.25%, tender 6/3/19 (a)	45,000	45,000
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	60,000	67,555
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	119,442
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	680,000	680,000
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	6,000,000	6,031,740

TOTAL NEVADA		23,155,853

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,079,100
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	160,000	160,668
3% 10/1/21	225,000	230,792
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,897,315
Series 2012:
4% 7/1/20	60,000	61,359
4% 7/1/21	35,000	36,532
Series 2016:
3% 10/1/20	280,000	284,192
5% 10/1/21	25,000	26,776
5% 10/1/23	425,000	479,587

TOTAL NEW HAMPSHIRE		6,256,321

New Jersey - 3.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	71,533
5% 2/15/21	55,000	57,884
5% 2/15/22	55,000	59,586
5% 2/15/23	70,000	77,727
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	2,315,000	2,346,098
Hudson County Impt. Auth. Rev. Series 2019 A, 3% 3/6/20	1,000,000	1,012,014
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	134,000	136,416
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/19	145,000	145,151
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2009 AA, 5.25% 12/15/20	255,000	255,293
Series 2011 EE, 4.5% 9/1/20	80,000	82,578
Series 2017 B, 5% 11/1/19	1,940,000	1,966,300
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,251
5% 6/1/23 (FSA Insured)	25,000	28,008
5% 6/1/24 (FSA Insured)	20,000	22,971
Series 2011 EE:
5% 9/1/20	30,000	31,150
5% 9/1/20 (Escrowed to Maturity)	105,000	109,449
Series 2012 II:
5% 3/1/21	150,000	157,397
5% 3/1/22	135,000	145,531
Series 2013:
5% 3/1/20	1,270,000	1,299,202
5% 3/1/23	5,155,000	5,669,675
Series 2014 PP, 5% 6/15/19	3,110,000	3,113,233
Series 2014 UU, 5% 6/15/19	475,000	475,494
Series 2015 XX, 5% 6/15/19	3,270,000	3,273,399
Series 2016 BBB, 5% 6/15/21	1,090,000	1,157,438
Series 2017 B, 5% 11/1/20	2,180,000	2,274,677
Series 2017 DDD:
5% 6/15/19	130,000	130,135
5% 6/15/20	130,000	134,147
5% 6/15/22	220,000	238,896
Series PP, 5% 6/15/20	50,000	51,595
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	127,558
Series 2014:
5% 6/15/20	240,000	247,656
5% 6/15/21	240,000	254,849
Series 2016 A:
5% 7/1/21	50,000	52,856
5% 7/1/22	140,000	151,712
5% 7/1/23	75,000	83,141
5% 7/1/24	175,000	198,490
Series 2016 E, 5% 7/1/22	625,000	686,094
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	155,000	155,652
Series 2014, 5% 6/1/19	160,000	160,000
Series 2016 T, 5% 6/1/20	175,000	180,918
Series O, 5% 8/1/19	300,000	301,637
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Barnabas Health Proj.) Series 2011 A, 5% 7/1/20 (Escrowed to Maturity)	2,320,000	2,406,490
Series 2016 A:
5% 7/1/19	35,000	35,078
5% 7/1/19	200,000	200,524
5% 7/1/21	5,000	5,313
5% 7/1/22	5,000	5,464
5% 7/1/23	15,000	16,771
5% 7/1/24	20,000	22,829
5% 7/1/24	10,000	11,415
5% 7/1/24	25,000	29,074
5% 7/1/25	10,000	11,637
5% 7/1/26	5,000	5,911
5% 7/1/27	5,000	5,901
Series 2016:
4% 7/1/19	265,000	265,394
4% 7/1/20	425,000	433,989
5% 7/1/20	515,000	534,086
5% 7/1/21	220,000	233,209
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	3,520,000	3,682,694
Series 2012 1A, 5% 12/1/20 (c)	2,000,000	2,092,440
Series 2013:
4% 12/1/20 (c)	1,055,000	1,088,306
5% 12/1/19 (c)	85,000	86,321
5% 12/1/21 (c)	1,500,000	1,612,455
Series 2015 1A:
5% 12/1/21 (c)	4,500,000	4,837,365
5% 12/1/22 (c)	200,000	220,352
Series 2017 1A:
5% 12/1/22 (c)	215,000	236,878
5% 12/1/23 (c)	45,000	50,701
Series 2017 1B:
5% 12/1/19 (c)	855,000	868,289
5% 12/1/20 (c)	1,665,000	1,741,956
5% 12/1/21 (c)	20,000	21,499
Series 2018 B:
5% 12/1/20 (c)	4,475,000	4,681,835
5% 12/1/21(c)	710,000	763,229
New Jersey Hsg. & Mtg. Fin. Agcy.:
(Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	5,013,550
Bonds Series F, 1.9%, tender 8/1/19 (a)	735,000	735,231
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2017 A, 1.5% 11/1/19	130,000	129,951
Series 2017 B, 1.75% 11/1/20	1,800,000	1,802,646
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B:
2.25% 10/1/20 (c)	4,650,000	4,668,554
2.5% 4/1/21 (c)	4,430,000	4,461,719
Series 2019 D:
4% 4/1/20 (c)	110,000	111,943
4% 10/1/22 (c)	1,340,000	1,417,037
4% 4/1/23 (c)	115,000	122,395
4% 10/1/23 (c)	125,000	133,898
4% 4/1/25 (c)	150,000	163,410
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A:
4% 9/1/19	1,000,000	1,004,980
5% 9/1/20	1,000,000	1,035,950
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	3,290,000	3,290,000
5% 6/1/20	3,275,000	3,375,902
5% 6/1/21	1,885,000	1,997,761
5% 6/1/22	1,730,000	1,881,877
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.2%, tender 1/1/21 (a)(e)	5,905,000	5,913,267
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.08% 1/1/21 (a)(e)	195,000	195,098
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	70,000	71,475
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	178,784
Series 2010 A, 0% 12/15/27	1,000,000	780,610
Series 2013 A:
5% 12/15/19	960,000	976,913
5% 6/15/20	515,000	531,535
Series 2013 AA, 5% 6/15/19	120,000	120,125
Series 2016 A:
5% 6/15/20	5,545,000	5,728,226
5% 6/15/27	90,000	105,626
Series 2016 A-1 & A-2, 5% 6/15/19	1,180,000	1,181,289
Series 2018 A:
4% 6/15/19	800,000	800,631
4% 6/15/20	1,035,000	1,058,676
5% 6/15/21	3,345,000	3,551,955
5% 6/15/22	3,975,000	4,329,888
Series A, 5.25% 12/15/20	275,000	288,745
Series AA, 5% 6/15/20	375,000	387,040
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/19	2,130,000	2,150,426
5% 9/15/21	380,000	406,581
South Jersey Port Corp. Rev. Series 2012 R, 4% 1/1/20 (c)	1,750,000	1,764,465

TOTAL NEW JERSEY		115,220,355

New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	227,054
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,005,917
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	687,210
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	134,454
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50	540,000	582,979
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,160,000	2,171,052
Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	8,975,000	8,976,928
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,602,132

TOTAL NEW MEXICO		15,387,726

New York - 3.4%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	11,015
5% 7/1/24	40,000	46,391
Series 2017 4% 12/1/20 (d)	200,000	205,598
Series 2017, 4% 12/1/19 (d)	300,000	302,832
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	15,000	15,038
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	135,000	135,000
Series 2016 B:
5% 9/1/25	60,000	72,347
5% 9/1/26	25,000	30,826
New York City Gen. Oblig.:
Series 2006, 1.95%, tender 6/1/36 (FSA Insured) (a)	5,425,000	5,425,000
Series 2007 A, 2%, tender 8/1/26 (FSA Insured) (a)	1,100,000	1,100,000
Series 2007 C-4, 1.99%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 1%, tender 6/7/19 (FSA Insured) (a)	6,200,000	6,200,000
Series 2008 A-3, 2.15%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 2.15%, tender 10/1/27 (a)	13,375,000	13,375,000
Series 2014 J, 5% 8/1/19	4,250,000	4,274,766
Series 2015 A, 5% 8/1/19	1,000,000	1,005,827
Series 2015 C, 5% 8/1/25	35,000	41,670
New York City Hsg. Dev. Corp.:
Bonds:
Series 2016 1-2-B, 1.85%, tender 12/1/19 (a)	3,500,000	3,500,313
Series 2016 C2, 1.45%, tender 4/29/20 (a)	1,620,000	1,617,679
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,639,126
Series 2017 A2A, 1.9% 5/1/21	1,150,000	1,150,898
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 1.87%, tender 6/1/22 (a)(e)	1,605,000	1,602,336
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1 month U.S. LIBOR + 0.550% 2.216%, tender 11/1/22 (a)(e)	1,745,000	1,734,827
Series 2014 D-2, SIFMA Municipal Swap Index + 0.450% 1.87%, tender 11/15/22 (a)(e)	6,540,000	6,515,933
Series 2018 A, 5%, tender 11/15/20(a)	3,000,000	3,140,010
Series 2008 B2:
5% 11/15/20	120,000	126,078
5% 11/15/21	110,000	119,260
Series 2012 B, 5% 11/15/22	45,000	50,257
Series 2012 E:
4% 11/15/19 (Escrowed to Maturity)	50,000	50,606
5% 11/15/21	55,000	59,630
Series 2014 C, 5% 11/15/21	60,000	65,051
Series 2016 B, 5% 11/15/21	50,000	54,209
Series 2018 A-2, 4% 8/15/19	1,760,000	1,768,782
Series 2018 A-4, 4% 8/15/19	1,000,000	1,004,990
Series 2018 A-5, 4% 8/15/19	1,000,000	1,005,010
Series 2018 B:
5% 11/15/19	3,985,000	4,048,694
5% 5/15/21	10,000,000	10,650,100
Series 2018 B1, 5% 5/15/20	5,000,000	5,160,564
New York St Mtg. Agcy. Homeowner:
Series 2012, 2.75% 10/1/19 (c)	1,865,000	1,869,762
Series 2014 189, 2.5% 10/1/21 (c)	1,640,000	1,656,548
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 2%, tender 6/7/19 (AMBAC Insured) (a)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2019 F:
1.7%, tender 11/1/19 (a)	3,940,000	3,940,157
1.8%, tender 5/1/20 (a)	775,000	775,068
1.875%, tender 11/1/21 (a)	2,500,000	2,503,150
New York State Mtg. Agcy. Rev. Series 52, 1.8% 4/1/20 (c)	1,885,000	1,882,832
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (c)	1,500,000	1,612,545
New York Transportation Development Corp. (Terminal One Group Association, LP Proj.) Series 2015, 5% 1/1/20 (c)	7,755,000	7,898,013
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/20 (c)	1,500,000	1,540,346
5% 4/1/22 (c)	400,000	434,068
5% 4/1/23 (c)	2,575,000	2,859,435
5% 4/1/24 (c)	1,720,000	1,952,957
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	570,000	658,755
Oyster Bay Gen. Oblig. Series 2018, 4% 2/15/20	2,000,000	2,028,629
Suffolk County Gen. Oblig. Series 2015 B, 2% 10/15/19	195,000	195,407
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2001 B, U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.038%, tender 6/1/19 (a)(e)	1,890,000	1,890,813
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	61,302

TOTAL NEW YORK		116,365,450

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 178-180, 5% 12/1/19 (c)	1,335,000	1,357,933
Series 2011 167, 5% 9/15/19 (c)	1,000,000	1,009,789
Series 2016, 5% 10/1/19 (c)	1,125,000	1,137,761
Series 2018, 5% 9/15/22 (c)	4,000,000	4,432,040

TOTAL NEW YORK AND NEW JERSEY		7,937,523

Non-State Specific - 0.1%
BB&T Muni. Trust Series 2018, SIFMA Municipal Swap Index + 0.550% 1.97% 11/30/19, LOC Rabobank Nederland (a)(d)(e)	4,000,000	4,000,000
North Carolina - 0.8%
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/20	875,000	876,018
Gastonia Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2017:
1.78%, tender 11/1/19	2,285,000	2,285,867
1.78%, tender 11/1/19	1,090,000	1,090,414
1.78%, tender 11/1/19	1,035,000	1,035,393
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,525,100
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 2.1%, tender 6/3/19 (a)(c)	4,000,000	4,000,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,948,170
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	80,000	87,655
5% 3/1/23	80,000	90,198
Series 2019, 5% 3/1/20 (b)	10,000,000	10,262,221
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,430,650
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	117,301
Series 2010 B, 5% 1/1/21	310,000	316,185
Series 2015 E:
5% 1/1/22	110,000	119,876
5% 1/1/23	35,000	39,298
Series C, 5% 1/1/21	125,000	125,326
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017, 5% 1/1/20	350,000	356,373
Series 2018, 4% 1/1/20	400,000	405,007

TOTAL NORTH CAROLINA		27,111,052

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 1.82%, tender 2/1/22 (a)(e)	4,000,000	3,998,920
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	341,270
Series 2016, 5% 11/15/24	45,000	51,747
Allen County Hosp. Facilities Rev.:
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.17%, tender 6/6/19 (a)(e)	4,430,000	4,433,131
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	120,000	131,375
Series 2010 B, 4.125% 9/1/20	500,000	515,515
Series 2017 A, 5% 8/1/21	780,000	833,087
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	3,024,120
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,823,292
Series B, 5%, tender 8/15/20 (a)	1,065,000	1,090,645
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,712
Series 2018 A, 5% 1/1/20 (c)	7,180,000	7,311,993
5% 1/1/20 (FSA Insured)	10,000	10,193
5% 1/1/22 (FSA Insured)	30,000	32,574
5% 1/1/24 (FSA Insured)	25,000	28,610
5% 1/1/25 (FSA Insured)	370,000	433,696
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	875,000	887,562
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/19	485,000	492,532
Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,513,988
Columbus Gen. Oblig. Series 2018 A, 5% 4/1/20	3,185,000	3,278,929
Cuyahoga Metropolitan Hsg. Auth. Bonds:
(Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	3,675,000	3,688,298
(Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (a)	3,000,000	3,008,700
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,645
5% 6/15/23	40,000	44,070
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 1.85%, tender 11/15/21 (a)(e)	3,800,000	3,800,798
Series 2016 C, 5% 11/1/23	60,000	68,777
Franklin County Multi-family Rev. Bonds Series 2017, 1.3%, tender 6/1/19 (a)	1,000,000	999,986
Franklin County Rev. Bonds Series 2013 OH, 1.75%, tender 8/1/19 (a)	1,950,000	1,950,577
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	40,000	40,681
5% 12/1/20	50,000	52,534
5% 12/1/21	45,000	48,477
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	227,131
Series 2012, 5% 6/1/21	400,000	425,740
Jobsohio Beverage Sys. Statewide Series 2013 A, 5% 1/1/20	4,310,000	4,396,997
Lucas County Hosp. Rev.:
Series 2011 D, 4% 11/15/20	2,200,000	2,261,160
Series 2018 A, 5% 11/15/19	1,160,000	1,175,607
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	620,000	721,909
5% 8/1/25	310,000	369,433
5% 8/1/26	535,000	647,992
Ohio Gen. Oblig. Series 2018, 5% 5/1/20	3,845,000	3,969,808
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	653,556
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	50,000	50,092
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	51,306
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	55,000	55,793
5% 1/1/21	60,000	63,275
5% 1/1/22	35,000	38,096
5% 1/1/23	45,000	50,426
5% 1/1/24	40,000	46,100
5% 1/1/25	45,000	53,219
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Bonds (Brandt Meadows Apts. Proj.) Series 2019, 2%, tender 9/1/20 (a)	3,700,000	3,708,917
Series 2018, 2.4% 4/1/21 (a)	3,820,000	3,839,891
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.95%, tender 6/3/19 (a)	2,500,000	2,500,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.64% 12/1/20 (a)(e)	860,000	859,243
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/20	700,000	715,531
5% 2/15/21	15,000	15,796
5% 2/15/22	25,000	27,098
5% 2/15/23	45,000	50,053
5% 2/15/24	35,000	39,808
5% 2/15/25	35,000	40,735
5% 2/15/26	385,000	456,572

TOTAL OHIO		67,508,798

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Yukon Pub. Schools Proj.) Series 2019, 5% 12/1/20	2,050,000	2,137,474
Midwest City- Del City School Dis Series 2018 A, 2.5% 1/1/20	660,000	663,799
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	165,000	166,866
5% 10/1/21	240,000	258,358
Oklahoma County Independent School District No. 53 Series 2017:
1.75% 7/1/19	240,000	239,967
1.75% 7/1/20	265,000	264,494
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,553,220
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	55,000	60,069
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,276
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,563,930

TOTAL OKLAHOMA		6,938,453

Oregon - 0.0%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	770,000	788,226
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/20	110,000	115,001
Oregon Gen. Oblig. Series 2018 C, 3% 6/1/19	330,000	330,000

TOTAL OREGON		1,233,227

Pennsylvania - 3.1%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	510,085
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	290,000	304,111
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	400,000	431,268
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 4.25%, tender 4/1/21 (a)	1,090,000	1,090,000
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 2.181%, tender 11/1/21 (a)(e)	3,995,000	3,980,778
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,381,625
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3% 11/15/19	1,000,000	1,006,116
Chester County Health & Ed. Auth. Rev. Series 2017:
4% 11/1/19	145,000	145,649
5% 11/1/20	155,000	159,239
5% 11/1/21	160,000	167,112
Commonwealth Fing. Auth. Tobm Series 2018, 5% 6/1/21	1,000,000	1,065,800
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	265,000	307,238
Series 2020 A, 5% 6/1/23 (b)	350,000	385,028
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	323,666
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 1.84%, tender 9/1/22 (a)(e)	5,000,000	4,998,500
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	153,965
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	761,280
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	730,000	725,992
Series B, 1.8%, tender 8/15/22 (a)	75,000	74,989
Lycoming County Auth. Rev. Bonds Series 2013 S2, 1.85%, tender 11/1/19 (a)	435,000	435,000
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	255,000	256,919
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (a)	1,250,000	1,265,300
Series 2014 A:
4% 10/1/19	15,000	15,080
5% 10/1/20	30,000	30,965
5% 10/1/23	5,000	5,498
Series 2017:
2% 12/1/19	160,000	159,681
2% 12/1/20	145,000	143,495
3% 12/1/21	155,000	155,612
Series 2018 A, 5% 9/1/19	500,000	504,117
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,096,224
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A:
3% 12/1/19	140,000	140,572
3% 12/1/20	250,000	252,133
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	980,495
4% 5/15/22	975,000	1,037,732
North Pennsylvania Wtr. Auth. Wtr. Rev.:
Bonds Series 2014, 1 month U.S. LIBOR + 0.500% 2.165%, tender 6/1/19 (a)(e)	1,090,000	1,090,088
Series 2014, 1 month U.S. LIBOR + 0.410% 2.076% 11/1/19 (a)(e)	220,000	220,008
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	161,819
5% 3/1/21	110,000	114,527
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	310,203
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	45,000	46,058
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 1.95%, tender 7/15/19 (a)(c)	1,350,000	1,350,346
Series 2019 B1, 1.95%, tender 7/15/19 (a)(c)	900,000	900,231
(Waste Mgmt., Inc. Proj.) Series 2013, 1.95%, tender 8/1/19 (a)(c)	4,940,000	4,941,457
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	613,500
Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	70,000	69,928
Series 2011, 2.25%, tender 7/1/19 (a)(c)	1,000,000	1,000,385
1.95%, tender 7/1/19 (a)(c)	3,000,000	3,000,301
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19	4,305,000	4,317,817
Series 2009, 5% 7/1/19	3,800,000	3,810,252
Series 2010 A, 5% 5/1/20	195,000	201,312
Series 2011, 5% 7/1/21	40,000	42,875
Series 2016:
5% 1/15/20	3,585,000	3,663,560
5% 1/15/22	1,215,000	1,322,734
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.05%, tender 5/1/20 (a)	1,700,000	1,702,579
2.25%, tender 4/30/20 (a)	1,000,000	1,006,012
Series 2014:
5% 12/1/21	5,000	5,435
5% 12/1/22	20,000	22,373
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 2.271%, tender 10/1/23 (a)	4,000,000	4,002,800
Series 2018 127A:
2.05% 4/1/20 (c)	1,815,000	1,816,458
2.15% 10/1/20 (c)	1,710,000	1,713,471
2.25% 4/1/21 (c)	1,900,000	1,909,215
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2017, 1.65%, tender 11/1/19 (a)	3,885,000	3,882,695
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (c)	585,000	595,787
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	358,437
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	118,470
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.57% 12/1/19 (a)(e)	605,000	605,291
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.77% 12/1/20 (a)(e)	2,800,000	2,800,252
SIFMA Municipal Swap Index + 0.430% 1.85% 12/1/21 (a)(e)	3,500,000	3,506,510
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 1.92% 12/1/21 (a)(e)	3,460,000	3,468,408
Philadelphia Arpt. Rev.:
Series 2010 A, 5% 6/15/19	250,000	250,266
Series 2010 D, 5% 6/15/21 (c)	490,000	506,959
Series 2011 A, 5% 6/15/21 (c)	190,000	201,991
Series 2015 A, 5% 6/15/19 (c)	1,305,000	1,306,279
Series 2017 A, 5% 7/1/24	10,000	11,629
Series 2017 B:
5% 7/1/21 (c)	800,000	852,240
5% 7/1/24 (c)	55,000	63,238
Philadelphia Auth. For Indl. Dev. (Rebuild Proj.) Series 2018, 5% 5/1/20	400,000	412,246
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	316,206
Series 15, 5% 8/1/21	25,000	26,790
Series 2015 13:
5% 8/1/20	600,000	623,730
5% 8/1/21	850,000	910,852
Series 2016 14, 5% 10/1/20	445,000	465,110
Series 2017 15:
4% 8/1/20	130,000	133,656
5% 8/1/22	480,000	529,685
Philadelphia Gen. Oblig. Series 2019 A, 5% 8/1/20	1,530,000	1,591,781
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/19	220,000	220,425
5% 7/1/20	220,000	226,028
Philadelphia School District:
Series 2016 D, 5% 9/1/19	270,000	272,104
Series 2016 F, 5% 9/1/19	220,000	221,714
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	525,010
Pittsburgh & Alleg County Parkin Series 2017, 4% 12/15/19	85,000	86,127
Pittsburgh Hsg. Auth. Rev. Bonds Series 2017, 1.4%, tender 10/1/19 (a)	1,045,000	1,043,499
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	1,500,000	1,503,475
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.39%, tender 12/1/20 (FSA Insured) (a)(e)	3,270,000	3,271,733
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	701,412
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	52,686
5% 3/1/25 (FSA Insured)	5,000	5,816
5% 3/1/26 (FSA Insured)	5,000	5,942
5% 3/1/27 (FSA Insured)	5,000	6,052
5% 3/1/28 (FSA Insured)	5,000	6,025
Saint Mary Hosp. Auth. Health Sys. Rev.:
Series 2010 B:
5% 11/15/19	260,000	264,073
5% 11/15/19 (Escrowed to Maturity)	55,000	55,839
Series 2012, 5% 11/15/27 (Pre-Refunded to 5/15/20 @ 100)	1,495,000	1,543,438
Scranton School District:
Series 2017 A:
5% 6/1/19	110,000	110,000
5% 6/1/20	135,000	138,755
Series 2017 B, 5% 6/1/20	120,000	123,338
Scranton Tax & Rev. Series 2017, 5% 9/1/19 (d)	460,000	462,817
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	5,000	5,000
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2018, 4% 6/15/19	1,835,000	1,836,340
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.66% 9/15/21 (a)(e)	4,500,000	4,491,855

TOTAL PENNSYLVANIA		104,525,019

Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/21	1,000,000	1,054,430
Rhode Island - 0.1%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	728,867
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	15,000	15,433
5% 5/15/22	45,000	48,831
5% 5/15/23	25,000	27,754
5% 5/15/24	50,000	56,706
5% 5/15/25	120,000	138,997
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	153,283
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2015 A, 5% 12/1/19 (c)	1,160,000	1,178,029
Series 2019 A, 5% 12/1/28 (c)	490,000	595,389
Series A, 5% 12/1/20 (c)	250,000	261,480
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	588,805
5% 6/1/26	75,000	85,508
5% 6/1/27	20,000	22,659

TOTAL RHODE ISLAND		3,901,741

South Carolina - 0.7%
Greenville County School District Series 2018 C, 5% 6/1/19	10,000,000	10,000,000
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	49,344
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	725,000	734,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A4:
5% 1/1/20 (Escrowed to Maturity)	785,000	801,028
5% 1/1/20 (Escrowed to Maturity)	810,000	826,538
Richland County Gen. Oblig. Series 2019, 3% 2/27/20	9,000,000	9,093,344
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,946
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	107,998
5% 12/1/26	25,000	29,271
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	194,172
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	150,000	167,325
South Carolina Ports Auth. Ports Rev. Series 2018, 5% 7/1/19 (c)	2,000,000	2,005,058
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	175,000	177,575
Series 2012 B, 5% 12/1/20	20,000	20,938
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	65,000	65,822
Series 2014 C:
5% 12/1/22	25,000	27,768
5% 12/1/23	110,000	125,203
Series A, 5% 12/1/23	1,015,000	1,155,283

TOTAL SOUTH CAROLINA		25,643,113

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/19	10,000	10,100
4% 11/1/20	15,000	15,506
4% 11/1/21	10,000	10,574
5% 11/1/22	10,000	11,124

TOTAL SOUTH DAKOTA		47,304

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/19	2,000,000	2,004,966
5% 7/1/22	1,000,000	1,097,430
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	835,000	857,111
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	35,000	40,223
5% 9/1/26	40,000	46,523
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 1.95%, tender 8/1/19 (a)(c)	3,000,000	3,000,845
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,426,048
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (c)	670,000	671,892
Series 2011 C, 5% 7/1/19 (c)	570,000	571,398
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/19	325,000	325,269
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,410,477
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,365,065
Tennessee Energy Acquisition Corp. Series 2018, 5% 11/1/22	1,500,000	1,636,215

TOTAL TENNESSEE		23,453,462

Texas - 9.8%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,069,700
(Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	3,014,718
Alamo Cmnty. Coll District Rev. Bonds Series 2017, 3%, tender 11/1/19 (a)	890,000	894,311
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,100,080
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	22,975
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	910,387
Anahuac Independent School District Series 2010, 4.5% 2/15/20	405,000	413,702
Austin Arpt. Sys. Rev. Series 2019:
5% 11/15/19 (c)	1,000,000	1,015,440
5% 11/15/20 (c)	1,250,000	1,311,100
Austin Independent School District Series 2017, 5% 8/1/19	3,000,000	3,017,143
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	135,000	136,411
5% 10/1/20	235,000	244,861
5% 10/1/21	280,000	300,222
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,055,103
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,104,800
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	10,038,600
Series 2019, 2.1%, tender 9/1/22 (a)	2,000,000	2,014,100
Central Reg'l. Mobility Auth.:
Bonds Series 2015 B, 5%, tender 1/7/21 (a)	1,000,000	1,033,960
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,115,366
Series 2016:
5% 1/1/21	10,000	10,486
5% 1/1/22	35,000	37,717
5% 1/1/23	55,000	60,822
5% 1/1/24	75,000	84,841
5% 1/1/26	65,000	76,856
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	175,000	175,501
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B1, 3%, tender 8/15/19 (a)	475,000	476,351
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,700,000	1,697,161
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,420,950
Series 2015 B2, 2.125%, tender 8/16/21 (a)	8,000,000	8,065,920
Series 2017 A-2, 2.5%, tender 8/15/19 (a)	3,705,000	3,711,909
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	640,912
Series 2017 A1, 2.125%, tender 8/16/21 (a)	9,015,000	9,077,564
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	83,227
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/20	340,000	348,119
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/19 (c)	3,500,000	3,549,329
Series 2013 F:
5% 11/1/20	35,000	36,741
5% 11/1/21	65,000	70,387
5% 11/1/22	110,000	122,712
Dallas Gen. Oblig. Series 2010, 5% 2/15/21	3,390,000	3,472,377
Dallas Independent School District Bonds:
Series 2016 B4, 5%, tender 2/15/20 (a)	155,000	158,701
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	185,101
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,468
Series 2019, 5%, tender 2/15/22 (a)	200,000	217,560
Del Rio Hsg. Facilities Corp. Multifamily Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	545,000	545,000
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	1,130,000	1,135,933
Series 2016, 0% 8/15/25	35,000	31,286
Dickinson Independent School District Bonds Series 2013, 1.35%, tender 8/1/19 (a)	1,420,000	1,419,558
El Paso County Hosp. District Series 2013, 5% 8/15/20	1,160,000	1,199,811
Fort Bend Independent School District Bonds:
Series 2015 A, 1.75%, tender 8/1/19 (a)	7,000,000	7,002,220
Series 2015 B, 1.35%, tender 8/1/19 (a)	425,000	424,868
Series 2019 A, 1.95%, tender 8/1/22 (a)	5,920,000	5,970,083
Series C, 1.35%, tender 8/1/20 (a)	40,000	39,913
Series D, 1.5%, tender 8/1/21 (a)	70,000	69,600
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	35,000	39,448
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	38,257
Georgetown Independent School District Bonds Series 2012, 2.5%, tender 8/1/19 (a)	2,785,000	2,789,165
Goose Creek Consolidated Independent School District Bonds Series 2014 B, 1.18%, tender 8/15/19 (a)	2,180,000	2,178,433
Grapevine-Colleyville Independent School District Bonds:
Series 2012, 2%, tender 8/1/20 (a)	975,000	980,119
Series B, 2%, tender 8/1/20 (a)	880,000	883,511
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	2,070,000	2,282,962
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,085,380
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	790,000	802,019
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2%, tender 6/6/19 (a)	1,680,000	1,680,018
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.508%, tender 6/6/19 (a)(e)	665,000	667,068
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.32% 6/1/22 (a)(e)	600,000	604,008
Series 2015, 5% 10/1/20	570,000	595,912
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 2%, tender 7/1/31 (FSA Insured) (a)	10,200,000	10,200,000
Series A3, 2%, tender 7/1/31 (FSA Insured) (a)	725,000	725,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	5,000,000	5,086,400
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	675,000	720,218
Series 2011 A, 5% 7/1/19 (c)	405,000	406,121
Series 2012 A:
5% 7/1/19 (c)	4,000,000	4,011,068
5% 7/1/23 (c)	45,000	49,512
Series 2018 A, 5% 7/1/21 (c)	275,000	293,422
Series 2018 C:
5% 7/1/19 (c)	1,900,000	1,905,257
5% 7/1/20 (c)	3,000,000	3,109,230
5% 7/1/21 (c)	335,000	357,442
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
4% 9/1/19	2,730,000	2,746,266
5% 9/1/20	2,485,000	2,589,022
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	1,600,000	1,749,936
Houston Independent School District Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,352,735
2.4%, tender 6/1/21 (a)	2,985,000	3,029,865
Series 2013 B:
1.45%, tender 6/1/20 (a)	2,385,000	2,381,026
2.4%, tender 6/1/21 (a)	3,100,000	3,146,593
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,017,047
Series 2014 A2:
2.25%, tender 6/1/22 (a)(b)	10,000,000	10,186,000
3%, tender 6/1/19 (a)	3,000,000	3,000,000
Houston Util. Sys. Rev.:
Bonds:
Series 2012 A, SIFMA Municipal Swap Index + 0.900% 2.32%, tender 6/6/19 (a)(e)	500,000	500,993
Series 2018 C, 3 month U.S. LIBOR + 0.360% 2.061%, tender 8/1/21 (a)(e)	8,000,000	7,983,680
Series 2010 C, 4% 11/15/19	425,000	429,982
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	135,416
5% 10/15/21	65,000	69,614
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	531,058
0% 8/15/23	1,000,000	930,590
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/19 (c)	255,000	258,594
Series 2017, 5% 11/1/19 (c)	975,000	988,742
Lower Colorado River Auth. Rev.:
Series 2010 B, 5% 5/15/21	915,000	945,524
Series 2010:
5% 5/15/20	80,000	82,677
5% 5/15/21	430,000	444,345
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	109,901
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(c)	1,850,000	1,838,493
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A:
1.75%, tender 7/2/19 (a)	3,750,000	3,750,332
1.9%, tender 8/1/19 (a)(c)	9,420,000	9,422,661
New Hope Cultural Ed. Fa Series 2017 A, 3.25% 8/1/19	3,425,000	3,425,033
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	64,774
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	365,000	361,303
Series 2018, 5% 8/1/20	1,080,000	1,124,626
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,897
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,865,628
Series 2011 B, 5% 1/1/20	500,000	510,063
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	2,150,000	2,315,228
Series 2015 A, 5% 1/1/20	1,105,000	1,127,240
Northside Independent School District:
(Permanent School Fund of Texas Proj.) Bonds Series 2014, 2%, tender 8/1/19 (a)	790,000	790,561
Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,100,000	6,100,000
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	974,139
2%, tender 6/1/21 (a)	2,705,000	2,720,446
Series 2011, 2.125%, tender 8/1/20 (a)	3,810,000	3,813,467
Plano Independent School District Series 2016 A, 5% 2/15/22	160,000	174,891
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 1.9%, tender 10/3/19 (c)(d)	21,000,000	21,002,071
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/19 (c)	2,355,000	2,381,247
Royse City Independent School District Series 2014, 0% 2/15/20	140,000	138,549
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,804
San Antonio Arpt. Sys. Rev. Series 2012, 4% 7/1/20 (c)	1,385,000	1,420,719
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,372,112
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,566,011
Series 2018, 5% 2/1/20	1,500,000	1,534,935
San Antonio Gen. Oblig. Series 2018, 4% 8/1/19	5,000,000	5,020,548
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	21,515
5% 9/15/22	75,000	83,075
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	1,005,070
Sherman Independent School District Bonds Series 2018 B:
3%, tender 8/1/20 (a)	75,000	76,252
3%, tender 8/1/20 (a)	3,925,000	3,990,508
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	150,000	156,900
5% 10/1/21	65,000	70,189
Spring Branch Independent School District Bonds Series 2013, 3%, tender 6/18/19 (a)	6,000,000	6,003,355
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	16,103
5% 8/15/23	20,000	22,661
Series 2013:
5% 9/1/19	15,000	15,125
5% 9/1/20	20,000	20,847
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	273,355
Series 2015 A, 4% 11/15/19	110,000	110,287
Series 2015 B, 4% 11/15/19	155,000	155,405
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	42,311
Series 2017 A, 5% 2/15/24	45,000	51,881
Texas A&M Univ. Rev. Series B, 5% 5/15/20	4,030,000	4,166,786
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2017, 1.8%, tender 12/1/19 (a)	545,000	545,079
Series 2018:
2%, tender 2/1/20 (a)	3,400,000	3,408,825
2.2%, tender 5/1/20 (a)	4,000,000	4,014,322
2.23%, tender 5/1/20 (a)	3,300,000	3,311,812
Series 2019, 2.11%, tender 2/1/22	2,880,000	2,893,738
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)(b)	165,000	165,196
Series 2019 E2, 2.25%, tender 8/1/22 (a)(b)	740,000	745,269
Series 2013 B, 5.25% 8/1/21 (c)	940,000	1,012,258
Series 2018:
3% 8/1/19 (c)	4,025,000	4,034,439
4% 8/1/21 (c)	790,000	829,871
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	725,000	744,017
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,008,890
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,885,812
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,919
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/19	13,705,000	13,803,120
Series 2017 C:
5% 8/15/20	1,090,000	1,136,805
5% 8/15/21	1,945,000	2,096,768
Williamson County Gen. Oblig. Bonds Series 2014, 1.85%, tender 8/15/19 (a)	4,000,000	4,000,472

TOTAL TEXAS		336,369,554

Virginia - 1.6%
Alexandria Gen. Oblig. Series 2012 A, 4.5% 6/15/19	2,250,000	2,252,201
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	1,750,000	1,755,548
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,340
5% 7/15/21	10,000	10,628
Colonial Heights Econ. Dev. Auth. MultiFamily Hsg. Rev. Bonds Series 2017 A, 1.8%, tender 7/1/19	2,180,000	2,180,158
Fairfax County Redev. & Hsg. Auth. Rev. Bonds Series 2018:
2.21%, tender 8/1/20 (a)(c)	2,000,000	2,009,760
2.26%, tender 8/1/20 (a)	2,000,000	2,009,760
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	57,871
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,870,000	2,887,191
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(c)	735,000	740,042
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,512,325
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,010,000	2,022,040
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	130,000	132,511
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	7,030,240
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	255,025
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,935
5% 6/15/25	20,000	23,665
5% 6/15/26	35,000	42,259
Staunton Redev. & Hsg. Auth. M Bonds Series 2019, 1.95%, tender 11/1/20 (a)	5,500,000	5,511,880
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	805,000	807,761
Virginia Port Auth. Port Facilities Rev. Series 2016 B, 5% 7/1/19 (c)	1,905,000	1,909,570
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 B, 5% 8/1/20 (c)	4,030,000	4,187,009
Virginia Pub. School Auth. School Fing. Series 2018 B, 5% 8/1/20	4,670,000	4,864,085
Virginia Resources Auth. Moral Oblig.:
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/19	1,120,000	1,136,388
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,170,449
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,892,237
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	2,975,000	2,981,263
Series 2009 A, 2.15%, tender 9/1/20 (a)	1,075,000	1,081,439

TOTAL VIRGINIA		53,507,580

Washington - 1.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, 1.72%, tender 11/1/21 (a)	20,000,000	19,993,200
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21	40,000	42,177
Grays Hbr. County Wash Pub. Hosp. D Series 2017, 3% 8/1/19	1,665,000	1,665,103
King County Hsg. Auth. Rev. Series 2018:
2.05% 5/1/20	765,000	768,018
2.15% 5/1/20	405,000	406,378
3.5% 5/1/21	500,000	515,890
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,644,352
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (c)	1,280,000	1,308,275
Series 2015 C:
5% 4/1/20 (c)	1,885,000	1,937,119
5% 4/1/21 (c)	540,000	572,076
Series 2016 B:
5% 10/1/20 (c)	65,000	67,928
5% 10/1/21 (c)	60,000	64,604
5% 10/1/22 (c)	55,000	60,942
5% 10/1/23 (c)	65,000	73,870
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 1.71%, tender 11/1/21 (a)(e)	10,000,000	9,972,600
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,199
5% 1/1/21	40,000	42,209
Series 2017:
5% 1/1/22	15,000	16,347
5% 1/1/25	15,000	17,766
5% 1/1/26	10,000	12,126
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	1,190,000	1,225,473
Washington Ctfs. of Prtn. Series 2019 A, 5% 7/1/19	515,000	516,409
Washington Gen. Oblig. Series 2003 C, 0% 6/1/20	345,000	339,925
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	330,000	332,418
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	300,000	303,393
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	23,041
5% 8/15/26	45,000	52,659
5% 8/15/27	50,000	59,300
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	120,000	129,208
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	655,000	657,646

TOTAL WASHINGTON		44,825,651

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	5,700,000	5,725,764
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	2,445,000	2,501,284
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,125,000	2,118,243
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (c)	960,000	968,842

TOTAL WEST VIRGINIA		11,314,133

Wisconsin - 1.9%
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (c)	30,000	31,434
5% 12/1/22 (c)	30,000	33,160
5.25% 12/1/23 (c)	35,000	39,986
Series 2016 A, 5% 12/1/19 (c)	625,000	635,333
PMA Levy & Aid Anticipation Nts Prog. Series 2018 A, 3% 7/19/19	3,000,000	3,005,520
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 1.95%, tender 8/1/19 (a)(c)	8,000,000	8,002,360
Series 2017 A-1, 1.95%, tender 8/1/19 (a)(c)	2,080,000	2,080,614
Series 2017 A-2, 1.95%, tender 8/1/19 (a)(c)	24,800,000	24,807,316
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016, 5% 1/1/20	135,000	136,974
Series 2018, 5% 7/1/20 (d)	545,000	554,750
Waukesha Gen. Oblig. Series 2019 D, 4% 7/1/20	4,200,000	4,292,610
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	100,000	100,166
5% 7/1/21	100,000	106,467
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,088,518
5%, tender 6/1/21 (a)	1,905,000	2,033,397
Series 2013 B-5, 1.375%, tender 12/3/19 (a)	340,000	339,723
Series 2018 B, 5%, tender 1/26/22 (a)	3,340,000	3,628,609
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 1.87%, tender 7/27/22 (a)(e)	3,885,000	3,878,590
Series 2018 C3, 1.97%, tender 7/26/23 (a)	4,000,000	4,002,680
Series 2013 A, 5% 11/15/19	385,000	391,136
Series 2014:
5% 5/1/20	10,000	10,258
5% 5/1/21	15,000	15,804
Series 2017 A, 2.65% 11/1/20	2,875,000	2,879,083
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	200,000	200,000
Series 2010, 5% 12/15/20	350,000	361,529
Series 2012, 5% 10/1/21	30,000	32,359
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (c)	1,195,000	1,197,725
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,360,000	1,360,577

TOTAL WISCONSIN		66,246,678

Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 1.74%, tender 9/1/21 (a)	5,000,000	5,008,100
TOTAL MUNICIPAL BONDS
(Cost $1,970,492,009)		1,978,820,319

Municipal Notes - 27.1%
Alabama - 0.4%
Health Care Auth. for Baptist Health Series 2013 B, 1.81% 6/7/19, VRDN (a)	3,705,000	$3,705,000
Lower Gas District Participating VRDN Series Floaters XM 01 84, 1.82% 6/7/19 (a)(f)(g)	6,845,000	6,845,000
Tuscaloosa Co. Indl. Dev. Auth. Solid Wste (Nucor Corp. Proj.) Series 2004, 1.62% 6/7/19, VRDN (a)(c)	2,700,000	2,700,000

TOTAL ALABAMA		13,250,000

California - 1.6%
California Dept. of Wtr. Resources Series 2019, 1.76% 6/5/19 (Liquidity Facility Bank of America NA), CP	3,682,000	3,682,305
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series Floaters 013, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	2,430,000	2,430,000
Series Floaters XG 01 75, 1.56% 6/7/19 (Liquidity Facility Bank of America NA) (a)(f)(g)	5,300,000	5,300,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Westgate Pasadena Apts. Proj.) Series 2013 B, 1.69% 6/7/19, VRDN (a)(c)	6,000,000	6,000,000
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	8,270,000	8,270,000
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 1.7% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,100,000	5,100,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2018 A, 4% 7/1/19	1,000,000	1,001,717
Sacramento Muni. Util. District Elec. Rev. Series 2019, 1.9% 6/5/19, LOC Bank of America NA, CP	3,300,000	3,300,351
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.67% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.67% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	500,000	500,000
Series Floaters ZF 26 76, 1.62% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	7,185,000	7,185,000
Series Floaters ZM 06 41, 1.67% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	5,250,000	5,250,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.76% 6/7/19, LOC Deutsche Bank AG New York Branch, VRDN (a)(c)	355,000	355,000
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	4,245,000	4,245,000

TOTAL CALIFORNIA		54,324,373

Colorado - 1.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 4% 6/27/19	5,000,000	5,008,442
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.77% 6/7/19, LOC Deutsche Bank AG, VRDN (a)	890,000	890,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	1,700,000	1,700,000
Series Floaters XL 00 90, 1.67% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	25,225,000	25,225,000
Series Floaters XM 07 15, 1.72% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	1,600,000	1,600,000

TOTAL COLORADO		34,423,442

Connecticut - 0.1%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	2,300,000	2,341,572
District Of Columbia - 0.2%
District of Columbia Rev. Participating VRDN Series Floaters XF 10 78, 1.82% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,600,000	7,600,000
Florida - 1.9%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,900,000	4,900,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,770,000	5,770,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.77% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(f)(g)	6,730,000	6,730,000
Broward County School District TAN Series 2018, 3% 6/12/19	10,000,000	10,003,847
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 1.62% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)(g)	1,165,000	1,165,000
Jacksonville Health Care Series 2019, 1.85% 6/4/19, CP	2,500,000	2,499,902
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 2.5% 6/3/19, VRDN (a)(c)	2,820,000	2,820,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 1.67% 6/6/22, VRDN (a)	7,600,000	7,600,000
Orange County Health Facilities Auth. Rev. Series 2008, 1.46% 6/7/19, LOC SunTrust Banks, Inc., VRDN (a)	1,805,000	1,805,000
Palm Beach County School District TAN Series 2018, 3% 8/30/19	8,650,000	8,681,422
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.56% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	760,000	760,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters XF 25 17, 1.52% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,210,000	2,210,000
St. Lucie School District TAN Series 2018, 3% 6/28/19	10,000,000	10,010,271

TOTAL FLORIDA		64,955,442

Georgia - 0.5%
Emory Univ. Series 2019, 1.55% 9/5/19, CP	10,000,000	10,002,886
Gainesville & Hall County Hosp. Auth. Rev. Series 2017 C, 1.65% 6/7/19, VRDN (a)	1,855,000	1,855,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 1.57% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,250,000	2,250,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 2.31% 6/3/19, VRDN (a)(c)	1,000,000	1,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995, 1.48% 6/7/19, LOC SunTrust Banks, Inc., VRDN (a)(c)	1,395,000	1,395,000

TOTAL GEORGIA		16,502,886

Idaho - 0.2%
Idaho Gen. Oblig. TAN Series 2018, 4% 6/28/19	6,035,000	6,045,529
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.6% 6/7/19 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,880,000	1,880,000

TOTAL IDAHO		7,925,529

Illinois - 0.7%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.6% 6/7/19 (a)(f)(g)	7,420,000	7,420,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.77% 6/7/19 (Liquidity Facility Citibank NA) (a)(f)(g)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.65% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,280,000	1,280,000
Illinois Fin. Auth. Rev. Series 2007 A3, 2.25% 6/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,530,000	1,530,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,000,000	1,000,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 1.6% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,620,000	1,620,000
Reg'l. Transn Auth. Extend Series 2005 B, 2.2% 7/1/19, VRDN (a)	7,915,000	7,915,000
Sales Tax Securitization Corp. Participating VRDN Series Floaters XM 06 83, 1.59% 6/7/19 (Liquidity Facility Bank of America NA) (a)(f)(g)	1,000,000	1,000,000

TOTAL ILLINOIS		24,165,000

Indiana - 0.3%
Ctr. Grove Multi-Facility School Bldg. Corp. BAN Series 2019, 2.5% 12/15/20 (b)	3,200,000	3,224,928
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.65% 6/7/19, VRDN (a)(c)	350,000	350,000
Series 2003 B, 1.57% 6/7/19, VRDN (a)(c)	1,000,000	1,000,000
Indiana Fin. Auth. Rev. Series 2008 E7, 1.4% 6/7/19, VRDN (a)	3,305,000	3,305,000
Indiana Univ. Student Fee Revs. Series 2019, 1.55% 9/4/19, CP	2,400,000	2,399,870

TOTAL INDIANA		10,279,798

Iowa - 0.3%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,875,000	4,875,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 1.88% 6/7/19, VRDN (a)	6,775,000	6,775,000
Iowa Fin. Auth. Rev. Series 2018 F, 2.43% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	185,000	185,000

TOTAL IOWA		11,835,000

Kansas - 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.75% 6/7/19, VRDN (a)	2,000,000	2,000,000
Series 2007 B, 1.75% 6/7/19, VRDN (a)	2,000,000	2,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	500,000	500,000

TOTAL KANSAS		4,500,000

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters BAML 70 02, 1.46% 6/7/19, LOC Bank of America NA, (Liquidity Facility Bank of America NA) (a)(f)(g)	10,000,000	10,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (a)	3,000,000	3,000,000
Series 2010 B1, 1.6% 6/7/19, VRDN (a)	3,100,000	3,100,000

TOTAL LOUISIANA		16,100,000

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 1.67% 6/7/19, LOC TD Banknorth, NA, VRDN (a)(c)	130,000	130,000
Old Town ME Solid Waste Disp. Series 2004, 1.62% 6/7/19, VRDN (a)(c)(d)	3,330,000	3,330,000

TOTAL MAINE		3,460,000

Maryland - 0.7%
Baltimore County Gen. Oblig. BAN Series 2019, 4% 3/19/20	17,300,000	17,657,999
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.62%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2019, 1.78% 6/6/19, CP	2,000,000	2,000,151

TOTAL MARYLAND		24,158,150

Massachusetts - 0.7%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.67% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	2,430,000	2,430,000
Massachusetts Gen. Oblig. RAN Series 2018 C, 4% 6/20/19	21,000,000	21,024,203
Nahant BAN Series 2018 A, 3% 6/28/19	813,000	813,612

TOTAL MASSACHUSETTS		24,267,815

Michigan - 0.3%
Michigan Fin. Auth. Rev. RAN Series 2018 A, 4% 8/20/19	11,000,000	11,056,560
Minnesota - 0.3%
Shakopee Minn Sr Hsg. Rev. Participating VRDN:
Series Floaters 001, 1.72% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	5,000,000	5,000,000
Series Floaters YX 11 03, 1.6% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,800,000	3,800,000

TOTAL MINNESOTA		8,800,000

Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.7% 6/7/19, LOC Cap. One Bank, VRDN (a)(c)	600,000	600,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 2.17% 6/3/19, VRDN (a)(c)	1,945,000	1,945,000
Perry County Poll. Cont. Rev. Series 2002, 1.62% 6/7/19, VRDN (a)(d)	10,575,000	10,575,000

TOTAL MISSISSIPPI		13,120,000

Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.63% 9/5/19, CP	2,000,000	2,001,368
Nevada - 0.1%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.62% 6/7/19 (Liquidity Facility Citibank NA) (a)(f)(g)	4,590,000	4,590,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.66% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	120,000	120,000

TOTAL NEVADA		4,710,000

New Jersey - 1.9%
Borough of Riverdale BAN Series 2018, 3% 9/13/19	2,100,000	2,107,951
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 B, 2.75% 4/17/20	5,000,000	5,054,781
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	3,000,000	3,015,204
Delran Township BAN Series 2018, 3% 10/25/19	4,815,090	4,840,656
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	1,677,000	1,697,338
Flemington BAN 3.5% 1/15/20	2,400,000	2,426,209
Gloucester Township BAN Series 2018 B, 3% 6/20/19	6,600,000	6,603,819
Maple Shade Township BAN Series 2018:
3% 6/27/19	1,800,000	1,801,701
3% 6/27/19	4,163,884	4,167,818
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	2,659,857	2,660,861
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	2,700,000	2,710,061
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,913,724	3,913,724
New Jersey Trans. Trust Fund Auth. TRAN Series 2018 A, 5% 6/15/19	500,000	500,520
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	2,658,145	2,684,016
Sea Isle City BAN Series 2018, 3.5% 9/12/19	4,000,000	4,021,225
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	5,300,000	5,354,078
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	1,200,000	1,200,988
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	4,500,000	4,537,907
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	5,000,000	5,004,151

TOTAL NEW JERSEY		64,303,008

New York - 5.9%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	6,700,000	6,705,610
Binghamton Gen. Oblig. BAN Series 2019 B, 3.5% 4/17/20	5,000,000	5,084,957
Broome County Gen. Oblig. BAN Series 2019 A, 2.5% 5/1/20	5,000,000	5,045,044
Build NYC Resource Corp. Rev. Participating VRDN Series Floaters XF 10 80, 1.82% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,300,000	3,300,000
Eastport-South Manor Central School District TAN Series 2018, 2.75% 6/25/19	5,000,000	5,003,483
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	2,700,000	2,700,235
Galway Cent School District BAN Series 2019, 3% 4/30/20	5,000,000	5,064,645
Gloversville School District BAN Series 2018, 3% 10/18/19	12,500,000	12,561,664
Hempstead Union Free School District TAN Series 2018, 2.75% 6/27/19	7,000,000	7,004,045
Nassau County Gen. Oblig.:
RAN Series 2019 A, 4% 12/10/19	4,450,000	4,509,197
TAN Series 2018 B, 4% 9/16/19	6,000,000	6,042,688
New York City Gen. Oblig. Series 2006, 2.15% 6/7/19 (FSA Insured), VRDN (a)	7,575,000	7,575,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B3, 2.2% 6/3/19 (Liquidity Facility Bank of America NA), VRDN (a)	10,000,000	10,000,000
Series 2017 BB, 2.26% 6/3/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,530,000	1,530,000
New York City Transitional Fin. Auth. Rev. Series 2002 3, 1.53% 6/7/19, VRDN (a)	1,600,000	1,600,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 1.49% 6/7/19, VRDN (a)	1,530,000	1,530,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/21	3,695,000	3,935,212
Series 2018 C, 5% 9/1/21	3,250,000	3,492,580
Series 2019 A, 4% 2/3/20	28,915,000	29,398,080
New York Thruway Auth. Gen. Rev. BAN Series 2019 A, 4% 2/1/20	10,000,000	10,068,910
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	2,900,000	2,904,437
Port Chester-Rye BAN Series 2019, 2.5% 6/12/20 (b)	10,000,000	10,096,624
Poughkeepsie Gen. Oblig. BAN Series 2019 A, 3% 5/2/20	1,417,544	1,426,193
Queensbury Union Free School District BAN Series 2018, 3% 7/12/19	5,600,000	5,608,304
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	5,800,000	5,869,061
Sidney Cent School District BAN Series 2018, 3% 7/10/19	1,600,000	1,601,918
South Glens Falls Central School District BAN Series 2018 B, 3% 7/26/19	500,000	501,023
Suffolk County Gen. Oblig.:
RAN Series 2019, 2% 3/20/20	10,000,000	10,031,465
TAN:
Series 2018 I, 4% 9/26/19	10,000,000	10,077,438
Series 2018, 5% 7/24/19	14,000,000	14,065,904
Troy Rensselaer County BAN Series B, 3% 8/2/19	4,300,000	4,309,869
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.8% 6/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	35,000	35,000
Village of Island Park BAN Series 2019 A, 3% 3/5/20	2,442,000	2,465,325

TOTAL NEW YORK		201,143,911

Non-State Specific - 0.1%
BB&T Muni. Trust Series 2016, 2.47% 12/31/19, CP (a)(d)	397,422	397,422
Fed. Home Ln. Mtg. Corp. Series 2018 M46, 1.67% 6/7/19 (Liquidity Facility Freddie Mac), VRDN (a)	4,965,000	4,964,950

TOTAL NON-STATE SPECIFIC		5,362,372

North Carolina - 0.0%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.61% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	400,000	400,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.63% 6/7/19, VRDN (a)(c)	500,000	500,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2003, 1.49% 6/7/19, LOC Branch Banking & Trust Co., VRDN (a)	260,000	260,000

TOTAL NORTH CAROLINA		1,160,000

Ohio - 0.5%
Avon Gen. Oblig. BAN Series 2018, 3% 9/5/19	2,250,000	2,258,471
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,700,000	2,714,994
3% 12/17/19	2,600,000	2,616,924
Englewood BAN Series 2019, 3% 1/22/20	3,300,000	3,323,844
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	600,000	604,309
Highland Heights Gen. Oblig. BAN Series 2018, 2.75% 6/13/19	2,300,000	2,300,598
Lake County Gen. Oblig. BAN Series 2018, 2.5% 6/13/19	1,000,000	1,000,262
Lorain County Gen. Oblig. BAN Series 2019, 3% 2/7/20	2,000,000	2,019,180
Ohio Indl. Dev. Rev. Series 2000, 1.66% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	900,000	900,000
Tipp City BAN Series 2019, 3% 2/12/20	1,000,000	1,008,956

TOTAL OHIO		18,747,538

Pennsylvania - 1.0%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	8,000,000	8,000,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.66% 6/6/22, VRDN (a)	6,000,000	6,000,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,900,000	2,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.66% 6/6/22, VRDN (a)	6,035,000	6,035,000
Philadelphia Auth. For Indl. Series 2017 B, 1.66% 6/7/19, VRDN (a)	11,355,000	11,355,000

TOTAL PENNSYLVANIA		34,290,000

South Carolina - 0.7%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 1.62% 6/7/19, VRDN (a)(c)	1,100,000	1,100,000
Lexington County School District #1 BAN Series 2019 A, 3% 10/30/19	10,000,000	10,062,757
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 1.65% 6/6/22, VRDN (a)	10,825,000	10,825,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2008, 1.46% 6/7/19, LOC SunTrust Banks, Inc., VRDN (a)	1,415,000	1,415,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 1.77% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 02 91, 1.67% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	300,000	300,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.77% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	80,000	80,000

TOTAL SOUTH CAROLINA		24,782,757

Tennessee - 0.5%
Tennessee Gen. Oblig. Series 2019:
1.6% 9/16/19 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	4,000,000	3,999,689
1.8% 8/29/19 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	12,000,000	12,007,814

TOTAL TENNESSEE		16,007,503

Texas - 4.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.54% 6/7/19 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,085,000	1,085,000
Garland Wtr. & Swr. Rev. Series 2019, 2.3% 7/12/19, LOC Sumitomo Mitsui Banking Corp., CP	900,000	900,430
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	8,000,000	8,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019, 1.75% tender 6/4/19, CP mode	4,800,000	4,799,725
Harris County Gen. Oblig.:
Series 2019, 1.77% 6/6/19 (Liquidity Facility Bank of America NA), CP	3,670,000	3,670,306
Series D, 1.77% 6/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	2,780,000	2,780,232
Harris County Tex Iam Commercial Paper Series 2019, 1.78% 6/6/19, CP	1,450,000	1,450,085
Houston Gen. Oblig. TRAN Series 2018, 4% 6/28/19	10,000,000	10,017,235
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2019, 1.82% 6/4/19, CP	4,000,000	3,999,838
Houston Util. Sys. Rev. Series B4, 1.85% 7/12/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,750,000	4,752,389
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.62% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,900,000	1,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 2.45% 6/3/19, VRDN (a)	8,150,000	8,150,000
Series 2004, 1.63% 6/7/19, VRDN (a)(c)	20,415,000	20,415,000
Series 2010 B, 2.45% 6/3/19, VRDN (a)	5,785,000	5,785,000
Series 2010 C, 2.45% 6/3/19, VRDN (a)	6,440,000	6,440,000
Series 2010 D:
1.55% 6/7/19, VRDN (a)	7,685,000	7,685,000
1.55% 6/7/19, VRDN (a)	4,160,000	4,160,000
San Antonio Arpt. Sys. Rev. 1.5% 6/6/19, LOC Bank of America NA, VRDN (a)(c)	400,000	400,000
San Antonio Elec. & Gas Sys. Rev. Series C, 1.73% 6/21/19, CP	3,000,000	3,000,756
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	39,000,000	39,233,462

TOTAL TEXAS		141,504,458

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series Floaters XM 06 99, 1.72% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(f)(g)	6,600,000	6,600,000
Virginia - 0.4%
Norfolk Wtr. Rev. Participating VRDN Series Floaters XS 00 03, 1.7% 7/11/19 (a)(f)(g)	11,985,000	11,985,000
Washington - 0.3%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 1.66% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	635,000	635,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.61% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	600,000	600,000
Univ. of Washington Univ. Revs. Series 2019, 1.67% 6/11/19, CP	1,500,000	1,500,089
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.77% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)(h)	5,200,000	5,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 1.82% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,275,000	2,275,000

TOTAL WASHINGTON		10,210,089

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.65% 6/6/22, VRDN (a)	2,000,000	2,000,000
Wisconsin - 0.9%
Deforest Area School District BAN Series 2019, 3% 12/18/19 (b)	4,700,000	4,710,101
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.49% 6/7/19 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.6% 6/7/19 (a)(f)(g)	1,060,000	1,060,000
Milton School District BAN Series 2019, 5% 8/19/19 (b)	3,600,000	3,620,553
Milwaukee Gen. Oblig. RAN Series 2019 R2:
3% 5/7/20	5,000,000	5,068,811
4% 5/7/20	5,000,000	5,114,696
Oconto Falls Pub. Schools TRAN Series 2018, 3% 10/1/19	2,000,000	2,008,418
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2018 C, 2.18% 6/3/19 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	6,200,000	6,200,000

TOTAL WISCONSIN		30,152,579

TOTAL MUNICIPAL NOTES
(Cost $927,435,193)		928,026,150

Commercial Paper – 0.2%
Houston Airport System Rev. 1.87% 6/4/19
(Cost $7,000,000)	7,000,000	$6,999,724
	Shares	Value

Municipal Bond Funds – 0.7%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 1.77%(a)	5,000,000	5,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares 1.72%(a)	9,400,000	9,400,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 1.72%(a)	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS
(Cost $21,200,000)		21,200,000
	Shares	Value

Money Market Funds - 15.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 2.31% (i)(j)	200,078,086	200,078,086
Fidelity Municipal Cash Central Fund, 1.82% (k)(l)	45,527,447	45,532,000
Fidelity SAI Municipal Money Market Fund, 1.19% (i)(j)	281,734,178	281,762,299
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (i)	1,221,454	1,221,454
TOTAL MONEY MARKET FUNDS
(Cost $528,556,858)		528,593,839
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $3,454,684,060)		3,463,640,032
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(47,763,402)
NET ASSETS - 100%		$3,415,876,630

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,533,722 or 1.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,400,000 or 1.0% of net assets.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Affiliated Fund

 (k) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.62%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	1/2/19	$4,500,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 4/3/19	$8,270,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$8,000,000
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.72% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$5,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.77% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$5,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$206,113
Total	$206,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 2.31%	$188,320,059	$319,095,951	$307,337,924	$3,006,503	$--	$--	$200,078,086
Fidelity SAI Municipal Money Market Fund, 1.19%	316,565,589	101,683,696	136,490,298	5,250,857	4,056	(744)	281,762,299
Total	$504,885,648	$420,779,647	$443,828,222	$8,257,360	$4,056	$(744)	$481,840,385

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,906,846,469	$--	$2,906,846,469	$--
Money Market Funds	528,593,839	528,593,839	--	--
Commercial Paper	6,999,724	--	6,999,724	--
Investment Companies	21,200,000	--	21,200,000	--
Total Investments in Securities:	$3,463,640,032	$528,593,839	$2,935,046,193	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,927,348,649)	$2,936,267,647
Fidelity Central Funds (cost $45,532,000)	45,532,000
Other affiliated issuers (cost $481,803,411)	481,840,385
Total Investment in Securities (cost $3,454,684,060)		$3,463,640,032
Cash		6,963,411
Receivable for investments sold		4,813,241
Receivable for fund shares sold		3,348,501
Dividends receivable		774,614
Interest receivable		26,407,018
Distributions receivable from Fidelity Central Funds		62,563
Prepaid expenses		11,908
Other receivables		4,045
Total assets		3,506,025,333
Liabilities
Payable for investments purchased
Regular delivery	$7,900,893
Delayed delivery	73,567,437
Payable for fund shares redeemed	3,219,378
Distributions payable	4,989,414
Accrued management fee	237,301
Other affiliated payables	48,626
Other payables and accrued expenses	185,654
Total liabilities		90,148,703
Net Assets		$3,415,876,630
Net Assets consist of:
Paid in capital		$3,406,873,812
Total distributable earnings (loss)		9,002,818
Net Assets, for 340,669,761 shares outstanding		$3,415,876,630
Net Asset Value, offering price and redemption price per share ($3,415,876,630 ÷ 340,669,761 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Dividends:
Affiliated issuers		$8,257,360
Interest		53,665,901
Income from Fidelity Central Funds		206,113
Total income		62,129,374
Expenses
Management fee	$11,130,409
Transfer agent fees	220,875
Accounting fees and expenses	572,613
Custodian fees and expenses	43,777
Independent trustees' fees and expenses	38,449
Registration fees	185,762
Audit	70,454
Legal	11,189
Miscellaneous	29,614
Total expenses before reductions	12,303,142
Expense reductions	(8,402,074)
Total expenses after reductions		3,901,068
Net investment income (loss)		58,228,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,136
Affiliated issuers	4,056
Total net realized gain (loss)		270,192
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	11,365,983
Affiliated issuers	(744)
Total change in net unrealized appreciation (depreciation)		11,365,239
Net gain (loss)		11,635,431
Net increase (decrease) in net assets resulting from operations		$69,863,737

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	For the period December 28, 2017 (commencement of operations) to May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,228,306	$14,354,933
Net realized gain (loss)	270,192	421,325
Change in net unrealized appreciation (depreciation)	11,365,239	(2,409,267)
Net increase (decrease) in net assets resulting from operations	69,863,737	12,366,991
Distributions to shareholders	(58,929,136)	–
Distributions to shareholders from net investment income	–	(14,280,034)
Total distributions	(58,929,136)	(14,280,034)
Share transactions
Proceeds from sales of shares	1,046,812,103	3,425,934,174
Reinvestment of distributions	3,887,466	1,205,214
Cost of shares redeemed	(864,875,731)	(206,108,154)
Net increase (decrease) in net assets resulting from share transactions	185,823,838	3,221,031,234
Total increase (decrease) in net assets	196,758,439	3,219,118,191
Net Assets
Beginning of period	3,219,118,191	–
End of period	$3,415,876,630	$3,219,118,191
Other Information
Undistributed net investment income end of period		$72,416
Shares
Sold	104,689,689	342,618,277
Issued in reinvestment of distributions	388,671	120,636
Redeemed	(86,524,339)	(20,623,173)
Net increase (decrease)	18,554,021	322,115,740

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Tax-Sensitive Short Duration Fund

Years ended May 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.174	.053
Net realized and unrealized gain (loss)	.042	(.014)
Total from investment operations	.216	.039
Distributions from net investment income	(.173)	(.049)
Distributions from net realized gain	(.003)	–
Total distributions	(.176)	(.049)
Net asset value, end of period	$10.03	$9.99
Total ReturnC,D	2.19%	.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.52%G
Expenses net of fee waivers, if any	.12%	.26%G,H
Expenses net of all reductions	.12%	.26%G,H
Net investment income (loss)	1.74%	1.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,415,877	$3,219,118
Portfolio turnover rateI	57%	180%J

 A For the period December 28, 2017 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $4,044 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,315,535
Gross unrealized depreciation	(245,359)
Net unrealized appreciation (depreciation)	$9,070,176
Tax Cost	$3,454,569,856

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$9,070,176

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018(a)
Tax-exempt Income	$55,077,316	$14,280,034
Ordinary Income	3,851,820	–
Total	$58,929,136	$ 14,280,034

 (a) For the period December 28, 2017 (commencement of operations) to May 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,023,139,767 and $1,344,441,911, respectively.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Wells Fargo Advantage Ultra Short-Term Municipal Income Funds Administrator Class. The Fund redeemed 106,452,587 shares of Wells Fargo Advantage Ultra Short-Term Municipal Income Fund Administrator Class in exchange for investments, including accrued interest, and cash with a value of $1,018,092,361. The Fund had net realized gain of $150,618 on the Fund's redemptions of Wells Fargo Advantage Ultra Short-Term Municipal Income Fund Administrator Class shares.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Wells Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .02%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Fund's interest in Underlying Fidelity Funds, see table below, in exchange for investments and cash, including accrued interest, totaling $624,833,525. The Fund had net realized gain of $330,903 on the redemptions of Underlying Fidelity Funds.

Underlying Fidelity Funds	Shares Redeemed	Value of Investments and Cash, including Accrued Interest Exchanged	Net Realized gain (loss)
Fidelity Limited Term Municipal Income Fund	6,984,147	$73,333,542	$(66,508)
Fidelity Conservative Income Municipal Bond Fund Institutional Class	55,039,919	551,499,983	397,411
Total	62,024,066	$624,833,525	$330,903

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,987 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $ 8,351,165.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $50,909.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 100% of the total outstanding shares of Fidelity SAI Municipal Money Market Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Tax-Sensitive Short Duration Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Tax-Sensitive Short Duration Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended May 31, 2019 and for the period December 28, 2017 (commencement of operations) through May 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year ended May 31, 2019, and the changes in its net assets and the financial highlights for the year ended May 31, 2019 and for the period December 28, 2017 (commencement of operations) through May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.11%	$1,000.00	$1,014.30	$.55
Hypothetical-C		$1,000.00	$1,024.38	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2019, $89,503, or, if subsequently determined to be different, the net capital gain of such year.

A total of 49.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,303,619 of distributions paid during the period January 01, 2019 to May 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

During fiscal year ended 2019, 100% of the fund's income dividends was free from federal income tax, and 16.72% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TSS-ANN-0719
1.9885904.101

Strategic Advisers® Fidelity® U.S. Total Stock Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2019	Past 1 year	Life of fundA
Strategic Advisers® Fidelity® U.S. Total Stock Fund	(0.04)%	(0.36)%

 A From March 20, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Fidelity® U.S. Total Stock Fund on March 20, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$9,956	Strategic Advisers® Fidelity® U.S. Total Stock Fund
$10,283	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 3.78% for the 12 months ending May 31, 2019, as U.S. equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the U.S. Federal Reserve may pause on rates boosted the index to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, three defensive sectors stood out: real estate (+20%), utilities (+18%) and consumer staples (+16%). Information technology was up 7% and health care stocks rose about 8%. Communication services – a newly reconstituted mix of telecommunications stocks and higher-growth media names – gained 5%, as did consumer discretionary. In contrast, energy (-20%) fared worst, while materials (-7%), financials (-2%) and industrials (-1%) also lagged.

Comments from Portfolio Manager Barry Golden:  For the year, the Fund returned -0.04%, trailing the 2.42% gain of the benchmark Dow Jones U.S. Total Stock Market Index℠. The Sector Managed strategy from sub-adviser FIAM® was the biggest relative detractor, hampered by its smaller-cap and higher-growth bias relative to the benchmark, as well as broadly negative stock selection. The FIAM Small-Mid Cap Core strategy also detracted but performed in line with our expectations. This strategy outperformed its SMID-cap benchmark, but lagged the Fund's broader benchmark given that large-cap stocks outpaced small caps by such an outsized margin this period. FIAM's Intrinsic Opportunities strategy was a further dampener on relative performance. Specifically, this manager's opportunistic approach to finding undervalued stocks, focusing mostly on small- and mid-cap companies, faced a significant headwind this period. On the plus side, both Fidelity® SAI® U.S. Quality Index Fund and Fidelity® SAI® U.S. Minimum Volatility Index Fund contributed versus the benchmark. Here, the stocks of companies with stable earnings that are typically less volatile than the broader market performed well amid the market turbulence of 2018's fourth quarter. Lastly, at of period end, I was looking for ways to reduce economically sensitive risk in the portfolio, but am cautious due to elevated valuations of defensively oriented, minimum-volatility strategies.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	10.8
Fidelity Growth Company Fund	8.8
Fidelity Contrafund	6.9
Fidelity Large Cap Value Enhanced Index Fund	6.8
Fidelity SAI U.S. Momentum Index Fund	6.6
Fidelity Total Market Index Fund	5.8
Fidelity SAI U.S. Low Volatility Index Fund	2.5
Fidelity SAI U.S. Value Index Fund	2.5
Fidelity Small Cap Index Fund	2.2
Microsoft Corp.(a)	1.3
54.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Common Stocks	45.5%
Large Blend Funds	8.3%
Large Growth Funds	33.1%
Large Value Funds	9.3%
Small Blend Funds	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Common Stocks - 45.5%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	547,401	$16,739,523
Verizon Communications, Inc.	1,131,987	61,523,493
		78,263,016
Entertainment - 1.0%
Activision Blizzard, Inc.	527,500	22,877,675
Cinemark Holdings, Inc.	279,000	10,599,210
Electronic Arts, Inc. (a)	253,900	23,633,012
Lions Gate Entertainment Corp. Class B	642,000	8,833,920
Netflix, Inc. (a)	50,700	17,404,296
Nihon Falcom Corp.	5,000	66,654
Take-Two Interactive Software, Inc. (a)	48,998	5,299,134
The Madison Square Garden Co. (a)	24,700	7,307,248
The Walt Disney Co.	625,128	82,541,901
Viacom, Inc.:
Class A	166,200	5,687,364
Class B (non-vtg.)	81,800	2,374,654
Vivendi SA	547,100	14,731,437
World Wrestling Entertainment, Inc. Class A	200,100	14,555,274
		215,911,779
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (a)	104,400	115,518,600
Class C (a)	40,800	45,028,104
Eventbrite, Inc. (b)	10,900	170,694
Facebook, Inc. Class A (a)	421,000	74,714,870
Momo, Inc. ADR	172,900	4,766,853
Twitter, Inc. (a)	158,500	5,775,740
Yahoo! Japan Corp.	4,350,000	12,457,575
YY, Inc. ADR (a)	8,900	609,205
		259,041,641
Media - 1.4%
Altice U.S.A., Inc. Class A	762,360	17,907,836
AMC Networks, Inc. Class A (a)	9,100	480,207
Charter Communications, Inc. Class A (a)	48,700	18,350,160
Comcast Corp. Class A	4,960,000	203,360,000
comScore, Inc. (a)	139,089	1,268,492
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	455,260
Discovery Communications, Inc.:
Class A (a)	550,000	14,993,000
Class C (non-vtg.) (a)	107,400	2,753,736
F@N Communications, Inc.	26,900	128,972
Fox Corp. Class A	669,832	23,598,181
Hyundai HCN	461,413	1,543,064
Interpublic Group of Companies, Inc.	1,088,000	23,087,360
Nippon Television Network Corp.	59,800	855,519
The New York Times Co. Class A	182,000	5,791,240
WOWOW INC.	73,700	1,791,749
		316,364,776
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	28,300	886,345
T-Mobile U.S., Inc. (a)	283,400	20,812,896
		21,699,241

TOTAL COMMUNICATION SERVICES		891,280,453

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
Adient PLC	100,000	1,726,000
Aptiv PLC	172,400	11,040,496
BorgWarner, Inc.	311,300	11,044,924
Cooper Tire & Rubber Co.	162,700	4,487,266
Cooper-Standard Holding, Inc. (a)	5,000	193,300
DaikyoNishikawa Corp.	27,200	201,050
Dongah Tire & Rubber Co. Ltd. (a)	11,829	339,857
Eagle Industry Co. Ltd.	67,200	621,385
G-Tekt Corp.	455,000	6,160,745
Gentex Corp.	47,200	1,008,192
Hi-Lex Corp.	85,000	1,457,616
Hyundai Mobis	86,687	15,825,982
IJT Technology Holdings Co. Ltd.	276,000	1,357,537
Lear Corp.	68,900	8,201,167
Strattec Security Corp.	11,700	288,288
TPR Co. Ltd.	173,000	2,793,955
		66,747,760
Automobiles - 0.1%
Audi AG	4,727	4,224,614
Fiat Chrysler Automobiles NV	50,100	632,262
Fiat Chrysler Automobiles NV	101,500	1,296,963
General Motors Co.	88,100	2,937,254
Renault SA	28,800	1,734,818
		10,825,911
Distributors - 0.0%
Arata Corp.	5,000	172,540
Harima-Kyowa Co. Ltd. (b)	24,100	343,868
Yagi & Co. Ltd.	50,800	675,293
		1,191,701
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A	83,500	3,206,400
Grand Canyon Education, Inc. (a)	9,400	1,126,684
Heian Ceremony Service Co. Ltd.	128,400	1,040,677
MegaStudy Co. Ltd.	79,794	765,301
Multicampus Co. Ltd.	28,028	1,101,199
Service Corp. International	526,542	23,099,398
ServiceMaster Global Holdings, Inc. (a)	213,060	11,505,240
		41,844,899
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	117,100	32,729,450
Eldorado Resorts, Inc. (a)	170,261	8,371,733
Hilton Grand Vacations, Inc. (a)	176,196	4,478,902
McDonald's Corp.	212,700	42,172,029
Royal Caribbean Cruises Ltd.	134,900	16,425,424
The Restaurant Group PLC	1,119,700	1,847,333
The Stars Group, Inc. (a)(b)	205,200	3,398,112
U.S. Foods Holding Corp. (a)	350,300	12,106,368
Wendy's Co.	1,005,850	18,497,582
		140,026,933
Household Durables - 0.2%
Cuckoo Holdings Co. Ltd.	19,647	2,173,597
FJ Next Co. Ltd.	309,600	2,725,883
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	398,613	3,019,760
Hamilton Beach Brands Holding Co. Class A	15,700	274,593
Iida Group Holdings Co. Ltd.	58,300	921,946
Lennar Corp. Class A	271,500	13,482,690
Mohawk Industries, Inc. (a)	29,900	4,052,945
Toll Brothers, Inc.	406,085	14,119,575
		40,770,989
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	71,100	126,207,477
eBay, Inc.	364,600	13,100,078
GrubHub, Inc. (a)(b)	94,560	6,160,584
Hyundai Home Shopping Network Corp.	4,861	373,791
Meituan Dianping Class B (b)	2,660,300	20,547,246
Mercari, Inc. (a)	10,000	292,251
NS Shopping Co. Ltd.	21,105	225,500
The Booking Holdings, Inc. (a)	27,670	45,827,607
		212,734,534
Leisure Products - 0.1%
Brunswick Corp.	631,992	26,215,028
Multiline Retail - 0.2%
Dollar General Corp.	211,400	26,906,992
Dollar Tree, Inc. (a)	133,000	13,511,470
Lifestyle International Holdings Ltd.	759,000	1,111,457
Macy's, Inc.	31,700	652,069
		42,181,988
Specialty Retail - 0.8%
Arc Land Sakamoto Co. Ltd.	30,000	365,578
AT-Group Co. Ltd.	124,200	2,296,865
AutoNation, Inc. (a)	100,000	3,947,000
Bed Bath & Beyond, Inc. (b)	306,300	3,886,947
Best Buy Co., Inc.	37,700	2,362,659
Burlington Stores, Inc. (a)	217,045	33,984,906
Dunelm Group PLC	231,500	2,604,797
GameStop Corp. Class A (b)	185,000	1,402,300
GNC Holdings, Inc. Class A (a)(b)	680,400	952,560
Hibbett Sports, Inc. (a)	70,200	1,552,824
JB Hi-Fi Ltd. (b)	63,375	1,236,246
John David Group PLC	877,200	6,840,313
Ku Holdings Co. Ltd.	47,500	369,086
Lookers PLC	804,734	873,934
Lowe's Companies, Inc.	276,480	25,790,054
Mandarake, Inc.	15,700	90,315
Sally Beauty Holdings, Inc. (a)	675,000	10,246,500
Samse SA	2,200	340,396
The Home Depot, Inc.	234,500	44,519,825
TJX Companies, Inc.	550,982	27,708,885
Tokatsu Holdings Co. Ltd.	18,700	72,846
Urban Outfitters, Inc. (a)	442,170	9,935,560
Vitamin Shoppe, Inc. (a)(b)	211,900	792,506
Williams-Sonoma, Inc. (b)	130,000	7,605,000
		189,777,902
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	59,500	1,932,560
Carter's, Inc.	130,660	10,989,813
Columbia Sportswear Co.	128,100	12,013,218
Embry Holdings Ltd.	280,000	77,147
Ff Group (a)(c)	2,700	3,620
Fossil Group, Inc. (a)	20,800	203,632
NIKE, Inc. Class B	178,400	13,761,776
PVH Corp.	176,700	15,053,073
Sitoy Group Holdings Ltd.	2,613,000	543,295
Tapestry, Inc.	769,027	21,963,411
Yue Yuen Industrial (Holdings) Ltd.	420,000	1,175,960
		77,717,505

TOTAL CONSUMER DISCRETIONARY		850,035,150

CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Britvic PLC	499,246	5,617,429
C&C Group PLC	3,406,400	13,870,901
Coca-Cola European Partners PLC	264,700	14,664,380
Constellation Brands, Inc. Class A (sub. vtg.)	124,900	22,038,605
PepsiCo, Inc.	281,100	35,980,800
The Coca-Cola Co.	528,160	25,948,501
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,425,369
		119,545,985
Food & Staples Retailing - 0.8%
Amsterdam Commodities NV	34,400	747,847
Halows Co. Ltd.	21,800	438,045
Kroger Co.	147,300	3,359,913
Nihon Chouzai Co. Ltd.	6,700	218,835
OM2 Network Co. Ltd. (a)	60,000	689,406
Performance Food Group Co. (a)	232,710	9,157,139
Qol Holdings Co. Ltd.	50,800	671,134
Retail Partners Co. Ltd.	130,700	1,379,361
Sapporo Clinical Laboratory	8,200	160,992
Satoh & Co. Ltd. (b)	12,300	185,364
Sysco Corp.	679,900	46,790,718
United Natural Foods, Inc. (a)	30,500	309,575
Walgreens Boots Alliance, Inc.	350,000	17,269,000
Walmart, Inc.	911,600	92,472,704
		173,850,033
Food Products - 0.9%
Axyz Co. Ltd.	10,000	235,515
Changshouhua Food Co. Ltd.	2,144,000	820,455
Conagra Brands, Inc.	765,300	20,487,081
Danone SA (b)	271,500	21,687,219
JC Comsa Corp.	26,800	89,673
Kaneko Seeds Co. Ltd.	75,300	935,201
Lotte Samkang Co. Ltd. (a)	1,057	475,758
Mondelez International, Inc.	809,800	41,178,330
Nestle SA sponsored ADR	290,900	28,845,644
Pickles Corp.	27,500	483,471
Post Holdings, Inc. (a)	272,877	28,679,373
Prima Meat Packers Ltd.	14,600	284,601
S Foods, Inc.	26,000	874,779
Seaboard Corp.	2,075	8,507,500
The Hershey Co.	272,000	35,893,120
The J.M. Smucker Co.	123,900	15,061,284
Toyo Sugar Refining Co. Ltd.	39,400	348,679
		204,887,683
Household Products - 0.3%
Procter & Gamble Co. (d)	701,998	72,242,614
Personal Products - 0.1%
Hengan International Group Co. Ltd.	202,500	1,485,257
Herbalife Nutrition Ltd. (a)	692,782	28,944,432
		30,429,689
Tobacco - 0.7%
Altria Group, Inc.	1,805,340	88,569,980
British American Tobacco PLC sponsored ADR	434,014	15,047,265
KT&G Corp.	20,099	1,707,862
Philip Morris International, Inc.	478,300	36,891,279
Scandinavian Tobacco Group A/S (e)	32,565	396,546
		142,612,932

TOTAL CONSUMER STAPLES		743,568,936

ENERGY - 3.2%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.)	43,413	90,256
Baker Hughes, a GE Co. Class A	1,095,423	23,453,006
Carbo Ceramics, Inc. (a)(b)	159,200	229,248
Diamond Offshore Drilling, Inc. (a)(b)	393,700	3,098,419
Dmc Global, Inc.	2,400	162,336
Ensco PLC Class A	319,125	2,671,076
Forum Energy Technologies, Inc. (a)	179,400	685,308
Geospace Technologies Corp. (a)	39,300	491,643
Halliburton Co.	33,200	706,828
Helix Energy Solutions Group, Inc. (a)	22,100	149,396
High Arctic Energy Services, Inc.	362,600	912,134
Hunting PLC	50,000	321,120
Liberty Oilfield Services, Inc. Class A (b)	206,000	2,626,500
Nabors Industries Ltd.	379,100	894,676
National Oilwell Varco, Inc.	66,500	1,386,525
Odfjell Drilling Ltd. (a)	112,300	332,600
Patterson-UTI Energy, Inc.	31,900	339,097
Precision Drilling Corp. (a)	174,402	318,713
RigNet, Inc. (a)	77,900	649,686
Schlumberger Ltd.	57,000	1,977,330
Shelf Drilling Ltd. (a)(e)	250,499	1,041,873
Shinko Plantech Co. Ltd.	381,700	4,221,030
Solaris Oilfield Infrastructure, Inc. Class A	76,600	1,090,018
Tecnicas Reunidas SA (b)	37,400	939,246
Tenaris SA sponsored ADR	7,100	165,501
Transocean Ltd. (United States) (a)(b)	466,500	2,892,300
		51,845,865
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	42,300	2,976,651
Baytex Energy Corp. (a)	1,949,600	3,014,697
Berry Petroleum Corp.	94,100	1,011,575
Bonavista Energy Corp.	877,200	389,405
Bonterra Energy Corp. (b)	218,300	920,620
BP PLC sponsored ADR	762,042	31,030,350
Brigham Minerals, Inc. Class A	66,100	1,357,033
Cabot Oil & Gas Corp.	140,700	3,520,314
Canadian Natural Resources Ltd.	6,000	161,940
Cenovus Energy, Inc. (Canada)	2,214,310	18,152,231
Cheniere Energy, Inc. (a)	88,000	5,559,840
Chevron Corp.	894,628	101,853,398
China Petroleum & Chemical Corp.:
(H Shares)	18,776,000	12,502,085
sponsored ADR (H Shares)	9,000	594,990
CNOOC Ltd. sponsored ADR	16,400	2,662,868
CNX Resources Corp. (a)	124,400	960,368
Concho Resources, Inc.	25,064	2,456,523
ConocoPhillips Co.	211,400	12,464,144
Contango Oil & Gas Co. (a)(b)	223,300	477,862
Continental Resources, Inc. (a)	71,344	2,497,040
Delek U.S. Holdings, Inc.	304,028	9,306,297
Devon Energy Corp.	134,600	3,386,536
Diamondback Energy, Inc.	202,272	19,834,792
Enagas SA	50,598	1,384,876
Encana Corp. (Toronto)	584,600	3,083,899
Enterprise Products Partners LP	41,700	1,163,013
EOG Resources, Inc.	157,600	12,904,288
Equinor ASA sponsored ADR (b)	1,004,391	19,234,088
Euronav NV (b)	88,220	741,048
Exxon Mobil Corp.	2,444,345	172,986,296
FLEX LNG Ltd. (a)	496,520	6,081,898
Galp Energia SGPS SA Class B	372,300	5,606,533
GasLog Ltd.	228,100	3,284,640
GasLog Partners LP (b)	734,121	15,511,977
Golar LNG Ltd.	51,500	936,785
Golar LNG Partners LP	775,166	8,705,114
Hess Corp.	364,400	20,355,384
Hoegh LNG Partners LP	241,000	4,125,920
Husky Energy, Inc.	990,500	9,299,678
Imperial Oil Ltd. (b)	118,600	3,170,330
Kosmos Energy Ltd.	216,100	1,331,176
Lundin Petroleum AB	46,000	1,254,933
Magnolia Oil & Gas Corp. Class A (a)(b)	1,192,200	13,149,966
Marathon Oil Corp.	103,400	1,359,710
Marathon Petroleum Corp.	110,242	5,070,030
Motor Oil (HELLAS) Corinth Refineries SA	99,400	2,531,819
Murphy Oil Corp.	216,000	5,367,600
National Energy Services Reunited Corp. (a)	2,000	18,060
Noble Energy, Inc.	171,800	3,676,520
Northern Oil & Gas, Inc. (a)	531,700	1,058,083
NuVista Energy Ltd. (a)	5,000	10,876
Occidental Petroleum Corp.	40,800	2,030,616
Par Pacific Holdings, Inc. (a)	54,000	1,058,400
Parex Resources, Inc. (a)	168,900	2,555,493
Parsley Energy, Inc. Class A (a)	975,780	17,398,157
PDC Energy, Inc. (a)	27,200	830,144
Peabody Energy Corp.	17,500	411,600
Phillips 66 Co.	117,600	9,502,080
Pioneer Natural Resources Co.	54,700	7,765,212
QEP Resources, Inc. (a)	35,700	246,687
Seven Generations Energy Ltd. (a)	5,000	26,746
Sinopec Kantons Holdings Ltd.	4,288,000	1,772,183
Southwestern Energy Co. (a)	911,900	3,273,721
Star Petroleum Refining PCL	2,244,600	662,469
Suncor Energy, Inc.	84,400	2,600,814
Talos Energy, Inc. (a)	23,400	546,156
Teekay Corp. (b)	214,817	689,563
Teekay LNG Partners LP	727,700	9,554,701
Teekay Offshore Partners LP	1,913,600	2,200,640
Texas Pacific Land Trust	100	73,701
Thai Oil PCL (For. Reg.)	396,400	741,373
The Williams Companies, Inc.	40,500	1,068,390
Total SA sponsored ADR	330,000	16,995,000
Valero Energy Corp.	124,200	8,743,680
Viper Energy Partners LP	114,200	3,197,600
W&T Offshore, Inc. (a)	44,200	185,640
Whiting Petroleum Corp. (a)	58,700	1,078,906
World Fuel Services Corp.	42,900	1,250,106
		656,955,877

TOTAL ENERGY		708,801,742

FINANCIALS - 8.2%
Banks - 3.7%
Bank of America Corp.	4,694,809	124,881,919
BankUnited, Inc.	122,681	3,984,679
Boston Private Financial Holdings, Inc.	597,160	6,120,890
Citigroup, Inc.	1,411,870	87,747,721
Credit Agricole Atlantique Vendee	6,600	1,186,789
EFG Eurobank Ergasias SA (a)	1,253,400	1,225,206
First Citizens Bancshares, Inc.	35,893	15,078,649
First Foundation, Inc.	558,041	7,315,918
First Horizon National Corp.	1,417,270	19,005,591
FNB Corp., Pennsylvania	1,810,555	19,916,105
Great Western Bancorp, Inc.	232,026	7,209,048
Gunma Bank Ltd.	396,600	1,396,245
Hanmi Financial Corp.	120,369	2,482,009
Hiroshima Bank Ltd.	65,700	334,726
Huntington Bancshares, Inc.	1,883,400	23,825,010
IBERIABANK Corp.	263,700	18,854,550
JPMorgan Chase & Co.	639,671	67,779,539
KeyCorp	677,495	10,819,595
M&T Bank Corp.	157,600	25,152,960
Mitsubishi UFJ Financial Group, Inc.	1,371,600	6,299,522
NIBC Holding NV (e)	590,026	5,259,997
Northrim Bancorp, Inc.	5,000	167,150
Ogaki Kyoritsu Bank Ltd.	43,500	959,490
PNC Financial Services Group, Inc.	616,411	78,444,464
Sberbank of Russia sponsored ADR	212,600	3,072,070
Shinsei Bank Ltd.	69,900	988,218
Signature Bank	52,200	5,979,510
Skandiabanken ASA (e)	98,800	801,536
Sumitomo Mitsui Financial Group, Inc.	338,000	11,712,343
SunTrust Banks, Inc.	642,400	38,550,424
The Keiyo Bank Ltd.	125,700	719,119
The San-In Godo Bank Ltd.	120,400	769,547
U.S. Bancorp	1,373,227	68,935,995
Unicaja Banco SA (e)	1,549,300	1,510,989
United Community Bank, Inc.	509,599	13,509,469
Van Lanschot NV (Bearer)	5,800	132,181
Wells Fargo & Co.	3,387,913	150,321,700
Yamaguchi Financial Group, Inc.	108,200	797,546
		833,248,419
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	75,600	6,336,792
Ares Capital Corp.	34,629	608,085
BlackRock, Inc. Class A	24,100	10,014,996
Cboe Global Markets, Inc.	97,000	10,528,380
Charles Schwab Corp.	194,065	8,075,045
E*TRADE Financial Corp.	550,348	24,655,590
Goldman Sachs Group, Inc.	247,900	45,239,271
Invesco Ltd.	312,700	6,110,158
Lazard Ltd. Class A	368,908	11,495,173
Monex Group, Inc.	381,000	1,157,634
Morgan Stanley	651,730	26,518,894
Morningstar, Inc.	61,000	8,542,440
Northern Trust Corp.	71,200	6,089,024
Raymond James Financial, Inc.	131,990	10,899,734
State Street Corp.	923,946	51,048,017
TD Ameritrade Holding Corp.	83,200	4,139,200
Tradeweb Markets, Inc. Class A	44,600	2,011,014
Virtu Financial, Inc. Class A (b)	198,000	4,557,960
		238,027,407
Consumer Finance - 0.8%
360 Finance, Inc. ADR (b)	151,480	2,434,284
Aeon Credit Service (Asia) Co. Ltd.	3,340,000	3,139,951
Ally Financial, Inc.	180,900	5,222,583
American Express Co.	168,400	19,317,164
Capital One Financial Corp.	800,300	68,721,761
Discover Financial Services	470,700	35,090,685
First Cash Financial Services, Inc.	159,910	15,146,675
Green Dot Corp. Class A (a)	30,000	1,392,300
LexinFintech Holdings Ltd. ADR (a)	251,100	2,837,430
Navient Corp.	78,400	1,022,336
OneMain Holdings, Inc.	420,059	12,547,162
PPDAI Group, Inc. ADR	40,752	191,942
Santander Consumer U.S.A. Holdings, Inc.	157,000	3,515,230
SLM Corp.	381,900	3,631,869
Synchrony Financial	553,836	18,625,505
		192,836,877
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	770,000	15,823,500
Berkshire Hathaway, Inc. Class B (a)	381,800	75,374,956
Fuyo General Lease Co. Ltd.	78,100	3,783,094
Ricoh Leasing Co. Ltd.	96,500	2,968,676
Voya Financial, Inc.	194,410	9,901,301
		107,851,527
Insurance - 1.6%
AFLAC, Inc.	244,200	12,527,460
Allstate Corp.	141,000	13,466,910
American International Group, Inc.	322,700	16,480,289
ASR Nederland NV	78,300	2,970,578
Assurant, Inc.	167,430	16,736,303
Axis Capital Holdings Ltd.	108,300	6,452,514
Brown & Brown, Inc.	872,882	27,556,885
Chubb Ltd.	225,800	32,982,606
Db Insurance Co. Ltd. (a)	139,982	7,242,763
FNF Group	320,600	12,359,130
Genworth Financial, Inc. Class A	289,400	842,154
Hartford Financial Services Group, Inc.	132,500	6,977,450
Hyundai Fire & Marine Insurance Co. Ltd. (a)	180,042	4,657,747
Lincoln National Corp.	33,100	1,967,795
Marsh & McLennan Companies, Inc.	190,300	18,192,680
MetLife, Inc.	1,251,200	57,817,952
NN Group NV (b)	134,103	5,096,644
NN Group NV rights (a)(f)	134,103	185,768
Prudential Financial, Inc.	56,800	5,247,184
Prudential PLC	749,350	14,935,375
Reinsurance Group of America, Inc.	188,480	27,906,349
Sony Financial Holdings, Inc.	60,900	1,343,412
Sul America SA unit	219,800	1,955,483
The Travelers Companies, Inc.	338,300	49,246,331
Willis Group Holdings PLC	94,800	16,637,400
		361,785,162
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,799,100	29,505,240
Annaly Capital Management, Inc.	1,961,400	17,279,934
MFA Financial, Inc.	3,001,000	21,127,040
Redwood Trust, Inc.	67,500	1,075,275
		68,987,489
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	159,600	806,836
Essent Group Ltd. (a)	727,031	34,134,105
Genworth Mortgage Insurance Ltd.	232,786	436,006
LIC Housing Finance Ltd.	469,500	3,766,032
		39,142,979

TOTAL FINANCIALS		1,841,879,860

HEALTH CARE - 7.0%
Biotechnology - 1.7%
Abeona Therapeutics, Inc. (a)	140,000	761,600
Acceleron Pharma, Inc. (a)	50,000	1,994,500
Acorda Therapeutics, Inc. (a)	55,000	510,950
Alexion Pharmaceuticals, Inc. (a)	256,700	29,181,656
Allakos, Inc. (a)(b)	60,000	2,352,000
Alnylam Pharmaceuticals, Inc. (a)	22,000	1,485,440
Amgen, Inc.	427,100	71,197,570
AnaptysBio, Inc. (a)	44,000	3,203,640
Argenx SE ADR (a)	38,000	4,697,940
Array BioPharma, Inc. (a)	699,870	18,490,565
Ascendis Pharma A/S sponsored ADR (a)	50,000	6,233,000
Atara Biotherapeutics, Inc. (a)	50,000	1,110,500
BeiGene Ltd. ADR (a)(b)	24,000	2,830,320
Biogen, Inc. (a)	55,000	12,060,950
bluebird bio, Inc. (a)(b)	22,800	2,734,176
Blueprint Medicines Corp. (a)	226,898	17,244,248
Celgene Corp. (a)	582,700	54,651,433
Cell Biotech Co. Ltd.	46,872	822,198
FibroGen, Inc. (a)	60,000	2,174,400
Gilead Sciences, Inc.	168,700	10,501,575
Global Blood Therapeutics, Inc. (a)	212,530	12,917,573
Immunomedics, Inc. (a)(b)	748,400	9,781,588
Insmed, Inc. (a)	114,259	2,766,210
Intercept Pharmaceuticals, Inc. (a)	89,700	7,428,954
Mirati Therapeutics, Inc. (a)(b)	112,900	7,653,491
Momenta Pharmaceuticals, Inc. (a)	120,000	1,395,600
Morphosys AG (a)	12,000	1,158,931
Neurocrine Biosciences, Inc. (a)	276,368	23,430,479
Principia Biopharma, Inc. (b)	39,900	1,167,474
Sage Therapeutics, Inc. (a)	18,000	3,093,660
Sarepta Therapeutics, Inc. (a)(b)	318,192	36,226,159
Scholar Rock Holding Corp. (b)	47,900	878,486
United Therapeutics Corp. (a)	51,200	4,299,264
Vertex Pharmaceuticals, Inc. (a)	126,000	20,938,680
Xencor, Inc. (a)	70,000	2,158,800
		379,534,010
Health Care Equipment & Supplies - 1.1%
A&T Corp.	21,000	172,306
Atricure, Inc. (a)	87,014	2,549,510
Becton, Dickinson & Co.	167,000	38,984,480
Boston Scientific Corp. (a)	1,252,921	48,124,696
Danaher Corp.	80,000	10,560,800
Dentsply Sirona, Inc.	265,700	14,313,259
Fukuda Denshi Co. Ltd.	59,550	3,846,332
Genmark Diagnostics, Inc. (a)	280,000	1,873,200
Glaukos Corp. (a)	218,900	14,114,672
Hologic, Inc. (a)	150,000	6,601,500
Insulet Corp. (a)(b)	60,000	6,587,400
Intuitive Surgical, Inc. (a)	29,000	13,480,650
Masimo Corp. (a)	40,000	5,229,600
Medtronic PLC	87,600	8,110,008
Penumbra, Inc. (a)(b)	46,000	6,564,200
STERIS PLC	139,549	18,654,910
Stryker Corp.	97,500	17,865,900
ViewRay, Inc. (a)(b)	1,107,316	9,301,454
Wright Medical Group NV (a)(b)	830,987	25,527,921
		252,462,798
Health Care Providers & Services - 2.3%
Anthem, Inc.	281,478	78,245,254
Centene Corp. (a)	388,400	22,430,100
Cigna Corp.	508,377	75,249,964
Covetrus, Inc. (a)	60,000	1,479,600
CVS Health Corp.	1,156,212	60,550,822
EBOS Group Ltd.	160,000	2,334,186
G1 Therapeutics, Inc. (a)	50,000	1,048,000
HCA Holdings, Inc.	108,000	13,063,680
Humana, Inc.	120,100	29,407,686
Laboratory Corp. of America Holdings (a)	55,000	8,943,550
McKesson Corp.	239,699	29,276,836
MEDNAX, Inc. (a)	48,100	1,186,146
Molina Healthcare, Inc. (a)	157,400	22,391,724
Notre Dame Intermedica Participacoes SA	360,000	3,761,516
Patterson Companies, Inc.	49,100	1,032,082
Quest Diagnostics, Inc.	3,700	354,867
Tokai Corp.	107,400	2,366,852
UnitedHealth Group, Inc.	544,700	131,708,460
Universal Health Services, Inc. Class B	40,000	4,782,000
Wellcare Health Plans, Inc. (a)	88,900	24,553,291
		514,166,616
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	720,000	2,354,400
Teladoc Health, Inc. (a)(b)	185,570	10,785,328
		13,139,728
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	300,000	5,250,000
Bio-Rad Laboratories, Inc. Class A (a)	66,716	19,142,822
ICON PLC (a)	4,400	622,864
Lonza Group AG	16,000	4,928,240
		29,943,926
Pharmaceuticals - 1.7%
Allergan PLC	250,900	30,587,219
AstraZeneca PLC:
(United Kingdom)	336,000	24,760,624
sponsored ADR	59,500	2,224,110
Bayer AG	382,882	22,641,267
Bristol-Myers Squibb Co.	1,281,700	58,150,729
Dawnrays Pharmaceutical Holdings Ltd.	6,848,000	1,249,133
Dechra Pharmaceuticals PLC	100,000	3,448,874
Eli Lilly & Co.	80,000	9,275,200
Genomma Lab Internacional SA de CV (a)	1,796,300	1,512,288
GlaxoSmithKline PLC sponsored ADR	780,758	30,168,489
InflaRx NV (a)(b)	164,400	5,916,756
Intersect ENT, Inc. (a)	292,400	6,894,792
Johnson & Johnson	503,985	66,097,633
Korea United Pharm, Inc. (a)	37,112	738,418
MyoKardia, Inc. (a)	40,000	1,863,200
Nektar Therapeutics (a)	84,000	2,630,880
Nippon Chemiphar Co. Ltd.	10,400	275,313
Novartis AG sponsored ADR	49,573	4,245,432
Pfizer, Inc.	68,700	2,852,424
Recordati SpA	67,000	2,769,415
Roche Holding AG (participation certificate)	215,306	56,550,580
Sanofi SA	124,509	10,055,014
Sanofi SA sponsored ADR	486,600	19,673,238
Takeda Pharmaceutical Co. Ltd. ADR	464,780	7,887,317
Taro Pharmaceutical Industries Ltd.	9,500	883,310
The Medicines Company (a)(b)	54,000	1,925,100
Theravance Biopharma, Inc. (a)	80,700	1,341,234
Turning Point Therapeutics, Inc. (b)	60,000	2,089,200
Zogenix, Inc. (a)(b)	60,000	2,261,400
		380,968,589

TOTAL HEALTH CARE		1,570,215,667

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.3%
General Dynamics Corp.	24,023	3,863,379
Harris Corp.	101,700	19,037,223
HEICO Corp. Class A	421,546	41,421,110
Lockheed Martin Corp.	138,900	47,023,206
The Boeing Co.	167,800	57,322,158
United Technologies Corp.	907,669	114,638,595
Vectrus, Inc. (a)	5,000	176,450
		283,482,121
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	262,200	20,878,986
FedEx Corp.	41,830	6,453,532
Onelogix Group Ltd.	291,841	70,124
United Parcel Service, Inc. Class B	354,006	32,894,238
		60,296,880
Airlines - 0.1%
Alaska Air Group, Inc.	253,200	14,736,240
Building Products - 0.1%
Apogee Enterprises, Inc.	5,000	181,250
Fortune Brands Home & Security, Inc.	602,029	28,933,514
KVK Corp.	5,500	77,219
Nihon Dengi Co. Ltd.	88,000	2,268,741
		31,460,724
Commercial Services & Supplies - 0.0%
Healthcare Services Group, Inc. (b)	180,500	5,705,605
Nippon Kanzai Co. Ltd.	26,600	444,251
		6,149,856
Construction & Engineering - 0.0%
Arcadis NV (b)	50,193	931,935
Boustead Projs. Pte Ltd.	1,846,700	1,303,996
Joban Kaihatsu Co. Ltd.	1,400	63,961
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	77,591
Meisei Industrial Co. Ltd.	360,100	2,172,771
Seikitokyu Kogyo Co. Ltd.	64,600	365,722
Watanabe Sato Co. Ltd.	4,100	69,221
		4,985,197
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	31,300	809,163
Eaton Corp. PLC	14,200	1,057,758
Emerson Electric Co.	575,600	34,674,144
Fortive Corp.	532,200	40,527,030
Gerard Perrier Industrie SA	5,000	278,170
Iwabuchi Corp.	1,600	74,339
Siemens Gamesa Renewable Energy SA	226,700	3,532,948
Sunrun, Inc. (a)(b)	1,654,500	25,909,470
Terasaki Electric Co. Ltd.	33,600	274,126
Vivint Solar, Inc. (a)(b)	1,038,963	6,774,039
		113,911,187
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	178,520	23,798,501
General Electric Co.	11,530,408	108,847,052
Mytilineos Holdings SA	202,900	2,213,430
Reunert Ltd.	56,900	269,143
		135,128,126
Machinery - 0.8%
Apergy Corp. (a)	5,500	170,555
Cactus, Inc. (a)	33,100	1,077,405
Conrad Industries, Inc. (a)	5,400	73,440
Deere & Co.	135,600	19,007,052
Flowserve Corp.	427,427	19,853,984
Fukushima Industries Corp.	4,100	133,290
Global Brass & Copper Holdings, Inc.	35,000	1,527,050
Haitian International Holdings Ltd.	1,150,000	2,273,727
Hy-Lok Corp.	14,316	192,105
IDEX Corp.	222,427	33,966,827
Ingersoll-Rand PLC	559,200	66,175,728
Koike Sanso Kogyo Co. Ltd.	2,200	44,952
Minebea Mitsumi, Inc.	399,000	5,799,082
Nakanishi Manufacturing Co. Ltd.	20,000	194,335
Nansin Co. Ltd.	32,900	159,106
ProPetro Holding Corp. (a)	57,300	1,112,766
Sakura Rubber Co. Ltd.	9,700	483,701
The Hanshin Diesel Works Ltd.	4,500	82,803
WABCO Holdings, Inc. (a)	217,926	28,528,693
Wabtec Corp. (b)	39,262	2,449,164
Yamada Corp.	19,700	432,234
		183,737,999
Marine - 0.0%
Japan Transcity Corp.	237,400	964,568
Professional Services - 0.1%
ABIST Co. Ltd.	24,400	553,126
Bertrandt AG	15,400	1,083,859
Career Design Center Co. Ltd.	22,100	312,711
McMillan Shakespeare Ltd.	46,017	412,751
RELX PLC (London Stock Exchange)	570,400	13,286,787
SHL-JAPAN Ltd.	24,000	432,485
		16,081,719
Road & Rail - 0.8%
Autohellas SA	12,900	330,017
CSX Corp.	517,300	38,523,331
Daqin Railway Co. Ltd. (A Shares)	2,500,041	3,026,842
Genesee & Wyoming, Inc. Class A (a)	269,575	25,668,932
J.B. Hunt Transport Services, Inc.	150,800	12,839,112
Landstar System, Inc.	161,920	15,584,800
Meitetsu Transport Co. Ltd.	5,000	104,634
NANSO Transport Co. Ltd.	43,900	469,212
Nikkon Holdings Co. Ltd.	40,300	911,357
Norfolk Southern Corp.	77,745	15,171,159
Old Dominion Freight Lines, Inc.	157,473	20,855,724
STEF-TFE Group	3,667	290,858
Tohbu Network Co. Ltd.	42,500	392,726
Union Pacific Corp.	258,543	43,119,802
Utoc Corp.	121,800	566,817
		177,855,323
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	75,000	3,361,500
Canox Corp.	37,700	281,799
Daiichi Jitsugyo Co. Ltd.	5,900	177,005
Green Cross Co. Ltd.	70,200	646,934
HD Supply Holdings, Inc. (a)	402,080	16,682,299
Howden Joinery Group PLC	26,900	170,858
Itochu Corp.	1,620,000	29,740,521
Kamei Corp.	194,100	2,022,698
Mitani Shoji Co. Ltd.	47,900	2,486,119
Mitsubishi Corp.	201,900	5,232,508
MRC Global, Inc. (a)	782,640	11,583,072
Narasaki Sangyo Co. Ltd.	9,600	149,546
Nishikawa Keisoku Co. Ltd.	5,800	245,733
Pla Matels Corp.	49,800	230,175
Shinsho Corp.	77,000	1,601,811
		74,612,578
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	156,100	1,120,221
Qingdao Port International Co. Ltd. (H Shares) (a)(e)	3,809,000	2,545,957
		3,666,178

TOTAL INDUSTRIALS		1,107,068,696

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.0%
Cisco Systems, Inc. (d)	155,400	8,085,462
Juniper Networks, Inc.	41,100	1,011,471
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	411,600	3,980,172
		13,077,105
Electronic Equipment & Components - 0.4%
Avnet, Inc.	327,200	13,362,848
Daido Signal Co. Ltd.	98,300	435,549
Dell Technologies, Inc. (a)	17,996	1,071,662
Elematec Corp.	98,400	881,652
Fabrinet (a)	14,500	618,280
Flextronics International Ltd. (a)	328,300	2,935,002
HAGIAWARA ELECTRIC Co. Ltd.	5,000	119,784
Jabil, Inc.	606,800	14,921,212
Kingboard Chemical Holdings Ltd.	311,000	817,215
Makus, Inc.	587,111	2,227,685
New Cosmos Electric Co. Ltd.	6,200	88,579
PAX Global Technology Ltd. (b)	4,204,000	1,565,865
Riken Kieki Co. Ltd.	46,800	826,934
ScanSource, Inc. (a)	28,100	820,801
TE Connectivity Ltd.	267,300	22,514,679
Trimble, Inc. (a)	447,500	17,855,250
		81,062,997
Internet Software & Services - 0.0%
Wise Talent Information Technology Co. Ltd. (a)(b)	1,270,400	3,411,155
IT Services - 1.3%
Akamai Technologies, Inc. (a)	26,800	2,019,648
Alliance Data Systems Corp.	190,383	26,177,663
Amdocs Ltd.	336,000	19,965,120
Avant Corp.	125,900	2,207,780
Cielo SA	346,800	592,148
Cognizant Technology Solutions Corp. Class A	440,400	27,273,972
DXC Technology Co.	62,200	2,956,988
E-Credible Co. Ltd.	78,916	1,195,073
Elastic NV (b)	178,400	14,637,720
Enea Data AB (a)	57,300	830,531
Fidelity National Information Services, Inc.	28,600	3,440,580
Fiserv, Inc. (a)	51,400	4,413,204
FleetCor Technologies, Inc. (a)	6,100	1,575,081
Gartner, Inc. (a)	91,900	13,904,470
Korea Information & Communication Co. Ltd. (a)	18,423	139,650
Leidos Holdings, Inc.	246,400	18,561,312
Liveramp Holdings, Inc. (a)	27,900	1,433,502
MasterCard, Inc. Class A	64,200	16,145,658
PayPal Holdings, Inc. (a)	248,100	27,228,975
The Western Union Co.	499,100	9,682,540
Total System Services, Inc.	137,181	16,945,969
Visa, Inc. Class A (d)	396,657	63,992,674
WEX, Inc. (a)	89,600	16,929,024
		292,249,282
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	102,900	2,820,489
Analog Devices, Inc.	39,300	3,797,166
Applied Materials, Inc.	577,400	22,339,606
Broadcom, Inc.	54,800	13,789,872
KLA-Tencor Corp.	113,400	11,688,138
Lam Research Corp.	110,400	19,276,944
MACOM Technology Solutions Holdings, Inc. (a)	472,900	6,691,535
Marvell Technology Group Ltd.	1,451,750	32,374,025
Microchip Technology, Inc. (b)	27,700	2,216,831
Micron Technology, Inc. (a)	438,400	14,296,224
Miraial Co. Ltd.	30,400	293,003
NVIDIA Corp.	141,200	19,126,952
NXP Semiconductors NV	235,800	20,788,128
ON Semiconductor Corp. (a)	1,224,300	21,743,568
Phison Electronics Corp.	44,000	398,960
Qualcomm, Inc.	1,120,330	74,860,451
Sanken Electric Co. Ltd.	111,900	2,218,415
Semtech Corp. (a)	9,400	374,402
Skyworks Solutions, Inc.	209,200	13,938,996
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	117,300	4,498,455
Versum Materials, Inc.	194,500	9,987,575
Xilinx, Inc.	26,500	2,711,215
		300,230,950
Software - 2.7%
2U, Inc. (a)	122,800	4,665,172
Adobe, Inc. (a)	74,900	20,290,410
Autodesk, Inc. (a)	102,600	16,509,366
Avast PLC (e)	131,700	514,490
Benefitfocus, Inc. (a)	94,000	2,665,840
Blackbaud, Inc.	185,200	14,245,584
BlackLine, Inc. (a)	208,100	10,698,421
Blue Prism Group PLC (a)	261,500	6,016,945
Box, Inc. Class A (a)	804,200	14,869,658
Cardlytics, Inc. (a)	25,400	582,930
Citrix Systems, Inc.	220,900	20,791,108
Cloudera, Inc. (a)	357,102	3,274,625
Dropbox, Inc. Class A (a)	105,300	2,375,568
eBase Co. Ltd.	75,500	724,052
Envestnet, Inc. (a)	100	6,691
HubSpot, Inc. (a)	60,200	10,431,456
Instructure, Inc. (a)	235,400	9,787,932
Kingsoft Corp. Ltd.	2,027,000	5,584,912
Micro Focus International PLC sponsored ADR	12,029	288,335
Microsoft Corp. (d)	2,266,600	280,333,088
Minori Solutions Co. Ltd.	5,000	74,732
Oracle Corp.	608,769	30,803,711
Parametric Technology Corp. (a)	54,100	4,547,646
Pivotal Software, Inc. (a)	685,500	13,641,450
Pluralsight, Inc.	24,900	793,314
Proofpoint, Inc. (a)	114,620	12,878,703
RealPage, Inc. (a)	261,700	15,262,344
Salesforce.com, Inc. (a)	163,200	24,710,112
SAP SE sponsored ADR	169,656	20,881,260
Sinosoft Tech Group Ltd.	4,769,000	1,459,982
Splunk, Inc. (a)	19,900	2,268,401
SurveyMonkey	834,821	14,358,921
Symantec Corp.	646,800	12,114,564
System Research Co. Ltd.	7,100	186,653
Talend SA ADR (a)	205,400	9,579,856
Toho System Science Co. Ltd.	11,200	94,229
Totvs SA	116,900	1,176,761
Varonis Systems, Inc. (a)	59,500	3,721,130
Zoom Video Communications, Inc. Class A (b)	2,600	207,298
Zuora, Inc. (a)	180,400	2,523,796
		595,941,446
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	925,994	162,113,770
Elecom Co. Ltd.	44,100	1,424,434
Hewlett Packard Enterprise Co.	67,500	926,100
HP, Inc.	452,000	8,443,360
Pure Storage, Inc. Class A (a)	451,000	7,152,860
Western Digital Corp.	332,200	12,364,484
		192,425,008

TOTAL INFORMATION TECHNOLOGY		1,478,397,943

MATERIALS - 1.2%
Chemicals - 0.6%
Amyris, Inc. (a)(b)	297,800	1,009,542
C. Uyemura & Co. Ltd.	62,700	3,691,932
Cabot Corp.	7,400	295,556
CF Industries Holdings, Inc.	1,173,210	47,209,970
DowDuPont, Inc.	1,047,900	31,981,908
Innospec, Inc.	145,611	11,752,264
Isamu Paint Co. Ltd.	2,600	79,477
KPC Holdings Corp.	7,154	347,282
LG Chemical Ltd.	14,730	4,126,710
LyondellBasell Industries NV Class A	30,100	2,234,925
NOF Corp.	18,300	655,192
Sherwin-Williams Co.	23,200	9,731,240
The Scotts Miracle-Gro Co. Class A	161,500	14,459,095
Toho Acetylene Co. Ltd.	78,450	955,552
Yara International ASA	44,900	1,928,529
Yip's Chemical Holdings Ltd.	450,000	146,373
		130,605,547
Construction Materials - 0.1%
Eagle Materials, Inc.	348,831	30,020,396
Kunimine Industries Co. Ltd.	5,000	37,049
Mitani Sekisan Co. Ltd.	14,700	383,705
		30,441,150
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	864,230	47,904,269
Graphic Packaging Holding Co.	1,197,300	15,564,900
Mayr-Melnhof Karton AG	7,900	986,689
Silgan Holdings, Inc.	16,200	469,638
		64,925,496
Metals & Mining - 0.2%
ArcelorMittal SA Class A unit (b)	86,200	1,268,864
Ausdrill Ltd.	2,027,719	2,060,711
Chubu Steel Plate Co. Ltd.	151,600	857,323
CI Resources Ltd.	136,202	127,552
CK-SAN-ETSU Co. Ltd.	32,800	828,829
Compania de Minas Buenaventura SA sponsored ADR	150,400	2,281,568
Labrador Iron Ore Royalty Corp.	4,700	109,606
Mount Gibson Iron Ltd.	3,793,094	3,210,149
Pacific Metals Co. Ltd.	52,000	1,053,796
Rio Tinto PLC sponsored ADR	49,000	2,838,570
Royal Gold, Inc.	164,500	14,474,355
Teck Resources Ltd. Class B (sub. vtg.)	82,400	1,674,703
		30,786,026

TOTAL MATERIALS		256,758,219

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexander & Baldwin, Inc.	349,120	8,054,198
Alexandria Real Estate Equities, Inc.	48,100	7,042,321
American Tower Corp.	280,817	58,626,165
Apartment Investment & Management Co. Class A	317,600	15,864,120
Boston Properties, Inc.	18,100	2,368,023
Brandywine Realty Trust (SBI)	991,947	14,988,319
CorePoint Lodging, Inc.	129,300	1,567,116
CoreSite Realty Corp.	166,642	19,450,454
Corporate Office Properties Trust (SBI)	211,700	5,893,728
Crown Castle International Corp.	66,216	8,608,742
Douglas Emmett, Inc.	288,976	11,642,843
Empire State Realty Trust, Inc.	937,926	14,406,543
Equinix, Inc.	50,300	24,435,237
Equity Commonwealth	171,500	5,585,755
Equity Lifestyle Properties, Inc.	40,800	4,963,728
Front Yard Residential Corp. Class B	388,000	4,438,720
Healthcare Trust of America, Inc.	890,460	25,636,343
Liberty Property Trust (SBI)	440,624	20,916,421
Medical Properties Trust, Inc.	664,630	11,817,121
Outfront Media, Inc.	805,340	19,851,631
Potlatch Corp.	72,493	2,439,389
Prologis, Inc.	170,200	12,538,634
Public Storage	4,900	1,165,612
Sabra Health Care REIT, Inc.	1,082,700	20,885,283
Simon Property Group, Inc.	116,400	18,867,276
Spirit Realty Capital, Inc.	19,940	850,640
Store Capital Corp.	38,100	1,303,782
VICI Properties, Inc.	135,500	3,005,390
Welltower, Inc.	135,300	10,989,066
		358,202,600
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	573,900	26,227,230
Cushman & Wakefield PLC	211,900	3,572,634
Nisshin Fudosan Co. Ltd.	64,700	256,102
		30,055,966

TOTAL REAL ESTATE		388,258,566

UTILITIES - 1.6%
Electric Utilities - 1.1%
Edison International	118,300	7,023,471
Entergy Corp.	83,600	8,115,052
Evergy, Inc.	440,597	25,616,310
Exelon Corp.	1,190,573	57,242,750
FirstEnergy Corp.	258,900	10,677,036
NextEra Energy, Inc.	50,100	9,930,321
OGE Energy Corp.	197,400	8,203,944
PG&E Corp. (a)	171,000	2,924,100
Pinnacle West Capital Corp.	12,600	1,183,266
PPL Corp.	886,100	26,370,336
Southern Co.	655,200	35,053,200
Vistra Energy Corp.	197,300	4,648,388
Xcel Energy, Inc.	697,300	39,983,182
		236,971,356
Gas Utilities - 0.1%
Atmos Energy Corp.	17,500	1,781,500
Busan City Gas Co. Ltd.	54,716	1,703,229
China Resource Gas Group Ltd.	648,000	3,103,801
Hokuriku Gas Co.	6,200	164,015
Keiyo Gas Co. Ltd.	3,000	84,757
Seoul City Gas Co. Ltd.	11,774	751,835
South Jersey Industries, Inc.	590,100	18,617,655
YESCO Co. Ltd. (a)	22,407	782,328
		26,989,120
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	44,700	1,977,975
NRG Energy, Inc.	220,400	7,502,416
NRG Yield, Inc. Class C	272,400	4,086,000
The AES Corp.	82,200	1,298,760
		14,865,151
Multi-Utilities - 0.3%
Avangrid, Inc.	51,600	2,583,096
CenterPoint Energy, Inc.	119,400	3,395,736
Dominion Resources, Inc.	177,657	13,356,253
MDU Resources Group, Inc.	792,600	19,561,368
Public Service Enterprise Group, Inc.	161,700	9,501,492
Sempra Energy	64,400	8,465,380
WEC Energy Group, Inc.	232,800	18,752,040
		75,615,365
Water Utilities - 0.0%
Select Energy Services, Inc. Class A (a)	17,000	181,900

TOTAL UTILITIES		354,622,892

TOTAL COMMON STOCKS
(Cost $10,227,118,575)		10,190,888,124

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	51,700	3,004,804
Nonconvertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	36,200	442,819
TOTAL PREFERRED STOCKS
(Cost $3,417,603)		3,447,623

Equity Funds - 52.9%
Large Blend Funds - 8.3%
Fidelity SAI U.S. Low Volatility Index Fund (g)	40,962,113	563,638,676
Fidelity Total Market Index Fund (g)	16,641,932	1,297,238,579

TOTAL LARGE BLEND FUNDS		1,860,877,255

Large Growth Funds - 33.1%
Fidelity Contrafund (g)	124,755,856	1,541,982,376
Fidelity Growth Company Fund (g)	107,888,144	1,975,431,920
Fidelity SAI U.S. Momentum Index Fund (g)	114,239,171	1,466,830,954
Fidelity SAI U.S. Quality Index Fund (g)	172,547,734	2,429,472,096

TOTAL LARGE GROWTH FUNDS		7,413,717,346

Large Value Funds - 9.3%
Fidelity Large Cap Value Enhanced Index Fund (g)	125,868,541	1,533,078,826
Fidelity SAI U.S. Value Index Fund (g)	60,841,324	550,613,983

TOTAL LARGE VALUE FUNDS		2,083,692,809

Small Blend Funds - 2.2%
Fidelity Small Cap Index Fund (g)	26,736,716	503,719,722
TOTAL EQUITY FUNDS
(Cost $11,976,632,646)		11,862,007,132

Money Market Funds - 2.5%
Fidelity Cash Central Fund 2.41% (h)	339,034,976	339,102,783
Fidelity Securities Lending Cash Central Fund 2.42% (h)(i)	216,245,852	216,267,476
TOTAL MONEY MARKET FUNDS
(Cost $555,367,932)		555,370,259
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $22,762,536,756)		22,611,713,138
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(200,009,618)
NET ASSETS - 100%		$22,411,703,520

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Cisco Systems, Inc.	Chicago Board Options Exchange	409	$2,128,027	$55.00	6/21/19	$(9,203)
Microsoft Corp.	Chicago Board Options Exchange	1,498	18,527,264	115.00	6/21/19	(1,419,354)
Procter & Gamble Co.	Chicago Board Options Exchange	353	3,632,723	97.50	6/21/19	(210,918)
Procter & Gamble Co.	Chicago Board Options Exchange	512	5,268,992	105.00	6/21/19	(46,080)
Visa, Inc.	Chicago Board Options Exchange	272	4,388,176	155.00	6/21/19	(210,120)
TOTAL WRITTEN OPTIONS						$(1,895,675)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $33,945,182.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,071,388 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,643,245
Fidelity Securities Lending Cash Central Fund	822,015
Total	$7,465,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affil- iate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Con- tra- fund	$864,145,253	$730,793,458	$--	$80,793,458	$--	$(52,956,335)	$1,541,982,376
Fidelity Gro- wth Com- pany Fund	1,714,598,600	389,560,014	--	89,560,013	--	(128,726,694)	1,975,431,920
Fidelity Lar- ge Cap St- ock Fund	254,744,823	--	257,324,133	--	8,193,103	(5,613,793)	--
Fidelity Lar- ge Cap Val- ue En- han- ced In- dex Fund	1,823,547,037	289,538,378	500,000,000	89,538,384	19,380,848	(99,387,437)	1,533,078,826
Fidelity SAI U.S. Low Vola- tility Index Fund	321,864,741	200,398,239	--	12,237,281	--	41,375,696	563,638,676
Fidelity SAI U.S. Mo- men- tum In- dex Fund	502,503,608	972,158,266	--	31,051,113	--	(7,830,920)	1,466,830,954
Fidelity SAI U.S. Qua- lity Index Fund	1,628,768,215	757,626,119	--	47,626,114	--	43,077,762	2,429,472,096
Fidelity SAI U.S. Value Index Fund	684,297,013	165,308,968	250,000,000	25,477,997	(1,537,928)	(47,454,070)	550,613,983
Fidelity Sm- all Cap Index Fund	134,732,836	402,510,655	--	12,510,655	--	(33,523,769)	503,719,722
Fidelity Total Mar- ket Index Fund	382,159,283	6,461,729,321	5,476,113,234	28,538,666	(49,546,099)	(20,990,692)	1,297,238,579
	$8,311,361,409	$10,369,623,418	$6,483,437,367	$417,333,681	$(23,510,076)	$(312,030,252)	$11,862,007,132

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$891,280,453	$860,362,202	$30,918,251	$--
Consumer Discretionary	850,035,150	828,072,094	21,959,436	3,620
Consumer Staples	743,568,936	714,886,661	28,682,275	--
Energy	708,801,742	704,580,712	4,221,030	--
Financials	1,841,879,860	1,792,908,077	48,971,783	--
Health Care	1,573,220,471	1,449,547,379	123,673,092	--
Industrials	1,107,068,696	1,044,399,382	62,669,314	--
Information Technology	1,478,397,943	1,468,822,147	9,575,796	--
Materials	256,758,219	248,215,364	8,542,855	--
Real Estate	388,258,566	388,002,464	256,102	--
Utilities	355,065,711	354,816,939	248,772	--
Equity Funds	11,862,007,132	11,862,007,132	--	--
Money Market Funds	555,370,259	555,370,259	--	--
Total Investments in Securities:	$22,611,713,138	$22,271,990,812	$339,718,706	$3,620
Derivative Instruments:
Liabilities
Written Options	$(1,895,675)	$(1,895,675)	$--	$--
Total Liabilities	$(1,895,675)	$(1,895,675)	$--	$--
Total Derivative Instruments:	$(1,895,675)	$(1,895,675)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,895,675)
Total Equity Risk	0	(1,895,675)
Total Value of Derivatives	$0	$(1,895,675)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including securities loaned of $207,321,743) — See accompanying schedule: Unaffiliated issuers (cost $10,230,536,178)	$10,194,335,747
Fidelity Central Funds (cost $555,367,932)	555,370,259
Other affiliated issuers (cost $11,976,632,646)	11,862,007,132
Total Investment in Securities (cost $22,762,536,756)		$22,611,713,138
Cash		1,606,916
Foreign currency held at value (cost $30,333)		30,403
Receivable for investments sold		21,223,788
Receivable for fund shares sold		35,348,211
Dividends receivable		25,275,106
Distributions receivable from Fidelity Central Funds		915,667
Prepaid expenses		74,418
Other receivables		95,304
Total assets		22,696,282,951
Liabilities
Payable for investments purchased
Regular delivery	$48,437,136
Delayed delivery	185,768
Payable for fund shares redeemed	13,761,554
Accrued management fee	2,551,847
Written options, at value (premium received $874,123)	1,895,675
Other affiliated payables	151,021
Other payables and accrued expenses	1,325,446
Collateral on securities loaned	216,270,984
Total liabilities		284,579,431
Net Assets		$22,411,703,520
Net Assets consist of:
Paid in capital		$22,517,845,971
Total distributable earnings (loss)		(106,142,451)
Net Assets, for 2,305,602,834 shares outstanding		$22,411,703,520
Net Asset Value, offering price and redemption price per share ($22,411,703,520 ÷ 2,305,602,834 shares)		$9.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$190,467,326
Affiliated issuers		182,768,372
Interest		6,600
Income from Fidelity Central Funds		7,465,260
Total income		380,707,558
Expenses
Management fee	$75,042,970
Transfer agent fees	1,026,225
Accounting and security lending fees	1,677,008
Custodian fees and expenses	394,702
Independent trustees' fees and expenses	212,019
Registration fees	2,125,606
Audit	83,937
Legal	52,760
Miscellaneous	41,693
Total expenses before reductions	80,656,920
Expense reductions	(48,756,086)
Total expenses after reductions		31,900,834
Net investment income (loss)		348,806,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(201,956,657)
Fidelity Central Funds	(7,135)
Other affiliated issuers	(23,510,076)
Foreign currency transactions	(104,848)
Futures contracts	6,008,403
Written options	527,256
Capital gain distributions from underlying funds:
Affiliated issuers	234,565,309
Total net realized gain (loss)		15,522,252
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $118,765)	(84,944,357)
Fidelity Central Funds	2,327
Other affiliated issuers	(312,030,252)
Assets and liabilities in foreign currencies	70,096
Futures contracts	237,595
Written options	(1,021,552)
Total change in net unrealized appreciation (depreciation)		(397,686,143)
Net gain (loss)		(382,163,891)
Net increase (decrease) in net assets resulting from operations		$(33,357,167)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	For the period March 20, 2018 (commencement of operations) to May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$348,806,724	$12,312,503
Net realized gain (loss)	15,522,252	101,039,612
Change in net unrealized appreciation (depreciation)	(397,686,143)	245,771,205
Net increase (decrease) in net assets resulting from operations	(33,357,167)	359,123,320
Distributions to shareholders	(408,509,406)	–
Total distributions	(408,509,406)	–
Share transactions
Proceeds from sales of shares	10,552,036,542	16,555,025,270
Reinvestment of distributions	407,855,035	–
Cost of shares redeemed	(4,743,732,730)	(276,737,344)
Net increase (decrease) in net assets resulting from share transactions	6,216,158,847	16,278,287,926
Total increase (decrease) in net assets	5,774,292,274	16,637,411,246
Net Assets
Beginning of period	16,637,411,246	–
End of period	$22,411,703,520	$16,637,411,246
Other Information
Undistributed net investment income end of period		$12,240,858
Shares
Sold	1,069,485,869	1,698,455,031
Issued in reinvestment of distributions	45,736,139	–
Redeemed	(480,126,871)	(27,947,334)
Net increase (decrease)	635,095,137	1,670,507,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity U.S. Total Stock Fund

Years ended May 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.01
Net realized and unrealized gain (loss)	(.20)	(.05)C
Total from investment operations	(.02)	(.04)
Distributions from net investment income	(.09)D	–
Distributions from net realized gain	(.13)D	–
Total distributions	(.22)	–
Net asset value, end of period	$9.72	$9.96
Total ReturnE,F	(.04)%	(.40)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%	.54%I
Expenses net of fee waivers, if any	.17%	.29%I,J
Expenses net of all reductions	.17%	.29%I,J
Net investment income (loss)	1.81%	.55%I
Supplemental Data
Net assets, end of period (000 omitted)	$22,411,704	$16,637,411
Portfolio turnover rateK	61%	126%L,M

 A For the period March 20, 2018 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Audit fees are not annualized.

 K Amount does not include the portfolio activity of any Underlying Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $15,872 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, options, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$928,514,364
Gross unrealized depreciation	(1,193,048,635)
Net unrealized appreciation (depreciation)	$(264,534,271)
Tax Cost	$22,874,351,734

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$116,508,259
Undistributed long-term capital gain	$41,969,589
Net unrealized appreciation (depreciation) on securities and other investments	$(264,485,663)

The tax character of distributions paid was as follows:

May 31, 2019
Ordinary Income	$388,841,180
Long-term Capital Gains	19,668,226
Total	$408,509,406

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$6,008,403	$237,595
Written Options	527,256	(1,021,552)
Total Equity Risk	$6,535,659	$(783,957)
Totals	$6,535,659	$(783,957)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. For the period, the average monthly notional amount at value for futures contracts in the aggregate was $9,315,634.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities, aggregated $18,208,524,512 and $11,671,397,482, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .01%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $144,310 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 7,586,207 shares of Fidelity Large Cap Stock Fund in exchange for investments with a value of $257,324,134. The net realized gains of $8,193,103 on the Fund's redemptions of Fidelity Large Cap Stock Fund shares is included in "Net realized gain (loss) on Investment securities: Other afliated issuers" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered shares of the Underlying Fidelity Funds, see below table, and cash with total value of $3,633,831,512 in exchange for 373,083,317 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Reallocation of Underlying Fund Investments. In addition, during the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Fund's interest in Underlying Fidelity Funds, see table below, in exchange for investments and cash, totaling $6,160,012,948. The Fund had a net realized gain of $65,353,946 on the redemptions of Underlying Fidelity Funds.

		Exchanges In-Kind	Reallocation of Underlying Fund Investments
Underlying Fidelity Funds	Shares Received	Value of Investments and Cash Received	Shares Sold	Value of Investments and Cash Exchanged	Net Realized gain (loss)
Fidelity Consumer Discretionary Central Fund	1,210,681	$371,570,155	1,210,681	$378,555,792	$6,985,637
Fidelity Consumer Staples Central Fund	1,264,850	262,494,239	1,264,850	252,919,327	(9,574,912)
Fidelity Energy Central Fund	1,770,852	224,490,899	1,770,852	236,019,145	11,528,246
Fidelity Financials Central Fund	6,136,967	641,374,398	6,136,967	648,125,061	6,750,663
Fidelity Health Care Central Fund	1,316,740	534,873,137	1,316,740	540,969,646	6,096,508
Fidelity Industrials Central Fund	1,193,404	342,459,245	1,193,404	351,576,852	9,117,607
Fidelity Information Technology Central Fund	2,179,737	982,734,269	2,179,737	990,210,766	7,476,497
Fidelity Large Cap Stock Fund	0	0	38,885,000	1,288,648,900	11,658,935
Fidelity Materials Central Fund	374,592	92,513,052	374,592	95,285,035	2,771,983
Fidelity Telecom Services Central Fund	436,231	76,126,636	436,231	76,741,721	615,085
Fidelity Utilities Central Fund	598,211	104,633,006	598,211	105,225,234	592,228
Fidelity Value Discovery Fund	0	0	41,999,841	1,195,735,469	11,335,469
Total	16,482,265	$3,633,269,036	97,367,106	$6,160,012,948	$65,353,946

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $271,293.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,343 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $822,015.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $48,170,924.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $569,736 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custody credits amounted to $15,426.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Large Cap Value Enhanced Index Fund	44%
Fidelity SAI U.S. Low Volatility Index Fund	18%
Fidelity SAI U.S. Momentum Index Fund	41%
Fidelity SAI U.S. Quality Index Fund	31%
Fidelity SAI U.S. Value Index Fund	33%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity U.S. Total Stock Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity U.S. Total Stock Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended May 31, 2019 and for the period March 20, 2018 (commencement of operations) through May 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year ended May 31, 2019, and the changes in its net assets and the financial highlights for the year ended May 31, 2019 and for the period March 20, 2018 (commencement of operations) through May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.16%	$1,000.00	$1,004.30	$.80
Hypothetical-C		$1,000.00	$1,024.13	$.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Fidelity U.S. Total Stock Fund voted to pay on July 15, 2019, to shareholders of record at the opening of business on July 12, 2019, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.050 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2019, $66,315,882, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 12% and 71% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 16% and 79% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TSF-ANN-0719
1.9887487.101

Strategic Advisers® Fidelity® Core Income Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Strategic Advisers® Fidelity® Core Income Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Fidelity® Core Income Fund on October 16, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,660	Strategic Advisers® Fidelity® Core Income Fund
$10,712	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds advanced broadly for the 12 months ending May 31, 2019, driven by slower global economic growth and uncertainty regarding trade policy and the direction of U.S. interest rates. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.40%. Early in the period, spreads between shorter-term and longer-term Treasury bonds remained tight, due to escalating global trade tension. Yields rose in September and early October on expectations for higher inflation. Yields then declined and credit spreads widened in November and December because of disappointing U.S. manufacturing data and signs of a global slowdown. Yield spreads narrowed notably in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes and that future increases largely would depend on economic data. Yields continued to decline toward period end, amid rising international trade tension and attacks on oil tankers in the Middle East. Within the Bloomberg Barclays index, corporate bonds gained 7.45%, topping the 6.28% advance of U.S. Treasuries. Securitized bonds rose 5.63%, led by commercial mortgage-backed securities (+7.70%). Outside the index, most non-core fixed-income segments moderately lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 4.36%.

Comments from Portfolio Manager Jonathan Duggan:  From its inception on October 16, 2018, to May 31, 2019, the Fund gained 6.60%, performing close to in line with the 7.12% advance of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. The Core Investment Grade strategy managed by sub-adviser FIAM® was the top relative contributor. This strategy topped the benchmark partly by avoiding credits that severely underperformed during the period, such as bonds issued by General Electric and electric utility PG&E. On the downside, Fidelity® SAI® Total Bond Fund was the largest relative detractor. Here, an allocation to high-yield corporate bonds hampered the manager, as the asset class underperformed in the fourth quarter of 2018. During this inaugural reporting period, I reduced the large initial allocations to these two managers. By May 31, the FIAM Core Investment Grade strategy and Fidelity SAI Total Bond Fund combined represented about 78% of Fund assets, down from roughly 99% of assets when the Fund was launched. In adjusting the portfolio, I added positions to increase the Fund's exposure to U.S. Treasuries and mortgage-backed securities, and sought to reduce a large overweighting in corporate credit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 31, 2018, former Co-Manager Gregory Pappas retired from the firm, leaving Jonathan Duggan as sole manager of the fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Total Bond Fund	39.1
U.S. Treasury Obligations	14.3
Fidelity SAI U.S. Treasury Bond Index Fund	10.3
Fannie Mae	7.5
Ginnie Mae	4.0
Freddie Mac	3.6
Fidelity U.S. Bond Index Fund	2.1
Fidelity Floating Rate High Income Fund	2.0
Fidelity Specialized High Income Central Fund	1.4
Fidelity New Markets Income Fund	0.9

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Corporate Bonds	11.5%
U.S. Government and U.S. Government Agency Obligations	31.0%
Asset-Backed Securities	1.0%
CMOs and Other Mortgage Related Securities	1.1%
Municipal Securities	0.2%
Bank Loan Funds	2.0%
High Yield Fixed-Income Funds	2.3%
Intermediate-Term Bond Funds	41.2%
Intermediate Government Funds	10.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.8)%

 * Futures and Swaps - 0.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
0% 6/15/42 (a)(b)	$6,909,000	$7,101,250
3.6% 2/17/23	4,947,000	5,074,351
4.45% 4/1/24	479,000	511,133
4.5% 3/9/48	25,004,000	24,071,894
4.75% 5/15/46	25,000,000	24,912,714
5.55% 8/15/41	12,537,000	13,850,081
6.2% 3/15/40 (b)	2,303,000	2,716,819
BellSouth Capital Funding Corp. 7.875% 2/15/30	102,000	127,343
CenturyLink, Inc. 6.15% 9/15/19	1,501,000	1,504,753
Verizon Communications, Inc.:
4.862% 8/21/46	3,453,000	3,804,870
5.012% 4/15/49	1,323,000	1,495,426
		85,170,634
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,043,000	2,152,486
5.95% 4/1/41	1,429,000	1,781,788
		3,934,274
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,986,000	6,205,548
4.908% 7/23/25	4,642,000	4,911,406
5.375% 5/1/47	35,710,000	35,794,562
5.75% 4/1/48	18,275,000	19,029,758
Comcast Corp.:
3.9% 3/1/38	1,096,000	1,110,087
3.969% 11/1/47	3,547,000	3,514,592
4.6% 8/15/45	2,885,000	3,119,685
4.65% 7/15/42	2,578,000	2,842,031
Fox Corp.:
3.666% 1/25/22 (c)	902,000	924,909
4.03% 1/25/24 (c)	1,586,000	1,661,451
4.709% 1/25/29 (c)	2,296,000	2,510,953
5.476% 1/25/39 (c)	2,264,000	2,580,369
5.576% 1/25/49 (c)	1,502,000	1,753,094
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	13,075,961
4.5% 9/15/42	886,000	785,677
5.5% 9/1/41	1,530,000	1,531,293
5.875% 11/15/40	3,289,000	3,403,394
6.55% 5/1/37	5,846,000	6,471,069
7.3% 7/1/38	3,785,000	4,431,691
		115,657,530

TOTAL COMMUNICATION SERVICES		204,762,438

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.5% 7/10/19	2,737,000	2,739,191
3.7% 5/9/23	8,751,000	8,773,530
4.25% 5/15/23	1,359,000	1,381,669
4.375% 9/25/21	5,310,000	5,440,129
		18,334,519
Hotels, Restaurants & Leisure - 0.0%
Aramark Services, Inc. 5% 2/1/28 (c)	975,000	964,641
Household Durables - 0.3%
Lennar Corp.:
4.75% 11/29/27	9,429,000	9,488,874
5% 6/15/27	12,243,000	12,334,823
5.25% 6/1/26	2,965,000	3,057,656
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	13,727,489
4.875% 3/15/27	13,719,000	13,717,079
		52,325,921

TOTAL CONSUMER DISCRETIONARY		71,625,081

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	8,244,000	8,492,516
4.7% 2/1/36	7,195,000	7,432,098
4.9% 2/1/46	14,391,000	14,787,351
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,641,000	5,643,475
5.45% 1/23/39	5,480,000	6,121,318
5.55% 1/23/49	13,389,000	15,195,972
5.8% 1/23/59 (Reg. S)	14,304,000	16,629,796
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,124,364
		78,426,890
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,953,192
Food Products - 0.1%
H.J. Heinz Co.:
4.375% 6/1/46	6,995,000	6,162,473
5.2% 7/15/45	3,303,000	3,248,364
H.J. Heinz Finance Co. 7.125% 8/1/39 (c)	4,577,000	5,444,068
		14,854,905
Tobacco - 0.0%
Altria Group, Inc. 9.25% 8/6/19	818,000	826,770
Reynolds American, Inc. 4% 6/12/22	939,000	965,883
		1,792,653

TOTAL CONSUMER STAPLES		97,027,640

ENERGY - 1.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,520,140
Oil, Gas & Consumable Fuels - 1.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	7,452,778
Amerada Hess Corp.:
7.3% 8/15/31	1,709,000	2,051,345
7.875% 10/1/29	2,223,000	2,753,303
Anadarko Finance Co. 7.5% 5/1/31	6,280,000	8,208,923
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,251,000	1,292,206
5.55% 3/15/26	4,939,000	5,442,757
6.45% 9/15/36	4,300,000	5,160,930
6.6% 3/15/46	4,886,000	6,273,066
Canadian Natural Resources Ltd.:
3.45% 11/15/21	2,648,000	2,687,302
5.85% 2/1/35	2,024,000	2,291,683
Cenovus Energy, Inc. 4.25% 4/15/27	4,895,000	4,882,284
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,797,000	2,811,204
4.5% 6/1/25	852,000	910,444
DCP Midstream LLC:
4.75% 9/30/21 (c)	2,233,000	2,255,665
5.35% 3/15/20 (c)	2,290,000	2,315,763
5.85% 5/21/43 (c)(d)	4,466,000	4,142,215
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,077,050
5.6% 4/1/44	2,703,000	2,520,548
El Paso Corp. 6.5% 9/15/20	7,470,000	7,821,521
Enable Midstream Partners LP 3.9% 5/15/24 (d)	869,000	869,238
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,685,989
Enbridge, Inc. 4.25% 12/1/26	1,461,000	1,554,125
Energy Transfer Partners LP:
4.2% 9/15/23	1,203,000	1,243,671
4.5% 4/15/24	1,576,000	1,647,944
4.95% 6/15/28	4,103,000	4,328,280
5.25% 4/15/29	2,564,000	2,766,959
5.8% 6/15/38	2,288,000	2,438,480
6% 6/15/48	1,490,000	1,612,367
6.25% 4/15/49	3,997,000	4,464,760
Kinder Morgan, Inc. 5.55% 6/1/45	3,046,000	3,304,018
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,649,541
MPLX LP:
4.8% 2/15/29	1,376,000	1,460,789
4.875% 12/1/24	1,974,000	2,113,472
5.5% 2/15/49	4,129,000	4,364,876
Nakilat, Inc. 6.067% 12/31/33 (c)	1,213,000	1,388,885
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	29,097,122
Petroleos Mexicanos:
4.625% 9/21/23	5,937,000	5,899,567
4.875% 1/18/24	2,015,000	2,009,761
5.375% 3/13/22	2,259,000	2,322,049
5.625% 1/23/46	13,487,000	10,978,418
6.375% 2/4/21	5,370,000	5,582,088
6.375% 1/23/45	21,193,000	18,606,924
6.5% 3/13/27	4,256,000	4,284,430
6.5% 6/2/41	23,459,000	21,201,071
6.75% 9/21/47	22,490,000	20,303,972
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,779,000	3,838,640
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,749,068
The Williams Companies, Inc.:
3.7% 1/15/23	808,000	823,906
4.55% 6/24/24	8,829,000	9,308,415
Western Gas Partners LP:
4.65% 7/1/26	917,000	919,896
4.75% 8/15/28	1,236,000	1,236,299
5.375% 6/1/21	4,807,000	4,953,653
Williams Partners LP:
4% 11/15/21	581,000	597,277
4.125% 11/15/20	474,000	481,922
4.3% 3/4/24	1,992,000	2,091,530
		258,530,389

TOTAL ENERGY		260,050,529

FINANCIALS - 5.7%
Banks - 3.0%
Bank of America Corp.:
3.004% 12/20/23 (d)	1,314,000	1,322,022
3.3% 1/11/23	2,658,000	2,703,271
3.419% 12/20/28 (d)	5,193,000	5,185,425
3.5% 4/19/26	6,078,000	6,208,040
3.95% 4/21/25	37,660,000	38,580,948
4% 1/22/25	26,856,000	27,734,346
4.1% 7/24/23	1,426,000	1,495,924
4.183% 11/25/27	6,909,000	7,133,468
4.2% 8/26/24	8,311,000	8,704,667
4.25% 10/22/26	38,178,000	39,783,546
4.45% 3/3/26	6,522,000	6,876,322
Barclays Bank PLC 10.179% 6/12/21 (c)	1,750,000	1,974,174
Barclays PLC:
2.75% 11/8/19	2,357,000	2,353,658
4.375% 1/12/26	4,468,000	4,516,076
4.836% 5/9/28	6,102,000	6,079,996
5.2% 5/12/26	1,556,000	1,590,766
BPCE SA 4.875% 4/1/26 (c)	7,383,000	7,758,313
CIT Group, Inc.:
4.75% 2/16/24	2,520,000	2,591,157
6.125% 3/9/28	7,275,000	8,002,500
Citigroup, Inc.:
2.7% 10/27/22	32,935,000	32,848,419
4.05% 7/30/22	1,320,000	1,366,644
4.075% 4/23/29 (d)	4,606,000	4,793,340
4.125% 7/25/28	6,909,000	7,088,740
4.3% 11/20/26	1,766,000	1,831,497
4.4% 6/10/25	18,053,000	18,907,501
4.45% 9/29/27	3,141,000	3,286,371
4.5% 1/14/22	3,193,000	3,334,195
4.6% 3/9/26	6,674,000	7,047,269
5.3% 5/6/44	9,501,000	10,912,238
5.5% 9/13/25	7,738,000	8,593,610
Citizens Bank NA 2.55% 5/13/21	1,236,000	1,232,237
Citizens Financial Group, Inc.:
4.15% 9/28/22 (c)	3,130,000	3,211,307
4.3% 12/3/25	6,411,000	6,687,120
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	9,893,222
3.8% 9/15/22	4,767,000	4,903,792
3.8% 6/9/23	6,892,000	7,061,042
4.55% 4/17/26	3,126,000	3,313,069
Discover Bank 7% 4/15/20	3,087,000	3,195,448
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,576,357
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,481,106
5.25% 3/14/44	1,039,000	1,150,954
Huntington Bancshares, Inc. 7% 12/15/20	736,000	783,072
Intesa Sanpaolo SpA:
5.017% 6/26/24 (c)	1,324,000	1,254,879
5.71% 1/15/26 (c)	29,145,000	27,821,653
JPMorgan Chase & Co.:
2.95% 10/1/26	3,081,000	3,051,659
3.797% 7/23/24 (d)	9,901,000	10,232,951
3.875% 9/10/24	6,291,000	6,538,946
4.125% 12/15/26	25,341,000	26,599,838
4.35% 8/15/21	8,482,000	8,799,626
4.625% 5/10/21	1,251,000	1,300,280
Rabobank Nederland 4.375% 8/4/25	4,789,000	4,958,052
Regions Bank 6.45% 6/26/37	4,251,000	5,283,798
Regions Financial Corp. 3.2% 2/8/21	2,243,000	2,259,758
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	16,223,000	16,692,299
6% 12/19/23	13,577,000	14,487,265
6.1% 6/10/23	6,222,000	6,601,243
6.125% 12/15/22	21,905,000	23,297,189
Societe Generale 4.25% 4/14/25 (c)	7,110,000	7,131,914
Synchrony Bank 3% 6/15/22	3,984,000	3,980,710
UniCredit SpA 6.572% 1/14/22 (c)	6,953,000	7,265,221
		502,650,450
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,472,937
Deutsche Bank AG 4.5% 4/1/25	5,769,000	5,413,252
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,163,294
4.1% 1/13/26	8,332,000	8,093,885
5% 2/14/22	11,778,000	12,024,977
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	10,640,000	10,628,530
3.2% 2/23/23	5,987,000	6,054,699
3.272% 9/29/25 (d)	35,921,000	35,907,464
4.25% 10/21/25	12,215,000	12,657,762
6.75% 10/1/37	59,592,000	75,036,751
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,140,000	1,142,948
3.75% 12/1/25	2,038,000	2,143,110
Moody's Corp.:
3.25% 1/15/28	2,085,000	2,087,155
4.875% 2/15/24	1,958,000	2,124,954
Morgan Stanley:
3.125% 1/23/23	5,527,000	5,576,268
3.125% 7/27/26	14,775,000	14,673,532
3.625% 1/20/27	16,594,000	16,903,135
3.7% 10/23/24	4,754,000	4,917,967
3.75% 2/25/23	3,789,000	3,913,227
3.875% 4/29/24	4,377,000	4,567,575
4.1% 5/22/23	5,527,000	5,744,403
4.431% 1/23/30 (d)	5,526,000	5,935,670
4.875% 11/1/22	9,955,000	10,592,305
5% 11/24/25	21,351,000	23,265,396
5.75% 1/25/21	4,669,000	4,894,376
		282,935,572
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,452,000	1,460,470
4.125% 7/3/23	4,250,000	4,379,429
4.45% 12/16/21	3,670,000	3,784,646
4.45% 4/3/26	4,254,000	4,340,575
4.5% 5/15/21	1,333,000	1,369,227
4.875% 1/16/24	6,629,000	7,006,796
5% 10/1/21	1,999,000	2,083,053
Capital One Financial Corp. 3.8% 1/31/28	4,331,000	4,330,090
Discover Financial Services:
3.85% 11/21/22	2,241,000	2,313,145
3.95% 11/6/24	1,874,000	1,939,240
4.1% 2/9/27	4,579,000	4,633,731
4.5% 1/30/26	5,913,000	6,179,745
5.2% 4/27/22	1,887,000	2,008,516
Ford Motor Credit Co. LLC:
5.085% 1/7/21	3,662,000	3,760,556
5.584% 3/18/24	8,520,000	8,870,999
5.596% 1/7/22	7,576,000	7,928,296
Synchrony Financial:
3% 8/15/19	526,000	526,050
3.75% 8/15/21	1,457,000	1,480,770
3.95% 12/1/27	8,239,000	7,971,033
4.25% 8/15/24	1,467,000	1,498,464
4.375% 3/19/24	3,110,000	3,197,205
5.15% 3/19/29	8,944,000	9,281,334
		90,343,370
Diversified Financial Services - 0.3%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (c)	2,141,000	2,143,120
3.95% 7/1/24 (c)	2,844,000	2,825,087
4.375% 5/1/26 (c)	2,741,000	2,747,112
5.25% 5/15/24 (c)	2,900,000	3,012,520
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,075,435
Brixmor Operating Partnership LP:
4.125% 6/15/26	1,631,000	1,671,070
4.125% 5/15/29	1,066,000	1,083,816
Cigna Corp.:
4.125% 11/15/25 (c)	2,569,000	2,683,505
4.375% 10/15/28 (c)	6,630,000	6,959,427
4.8% 8/15/38 (c)	4,128,000	4,223,370
4.9% 12/15/48 (c)	4,124,000	4,220,108
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (c)	7,300,000	7,652,663
Pine Street Trust I:
4.572% 2/15/29 (c)	7,749,000	7,967,315
5.568% 2/15/49 (c)	7,700,000	8,092,389
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,510,746
		58,867,683
Insurance - 0.2%
American International Group, Inc. 4.875% 6/1/22	2,648,000	2,810,263
Aon Corp. 5% 9/30/20	983,000	1,014,398
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,692,000	2,873,321
Liberty Mutual Group, Inc. 4.569% 2/1/29 (c)	2,429,000	2,588,286
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	4,970,000	5,338,359
4.75% 3/15/39	2,280,000	2,527,232
4.8% 7/15/21	1,355,000	1,409,878
4.9% 3/15/49	4,538,000	5,120,205
Pacific LifeCorp 5.125% 1/30/43 (c)	2,623,000	2,912,702
Pricoa Global Funding I 5.375% 5/15/45 (d)	3,148,000	3,210,960
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,347,079
Swiss Re Finance Luxembourg SA 5% 4/2/49 (c)(d)	3,000,000	3,101,250
TIAA Asset Management Finance LLC 4.125% 11/1/24 (c)	1,159,000	1,234,117
Unum Group:
5.625% 9/15/20	1,914,000	1,987,403
5.75% 8/15/42	1,622,000	1,825,621
		39,301,074

TOTAL FINANCIALS		974,098,149

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
Cigna Corp. 3.75% 7/15/23 (c)	5,313,000	5,451,948
CVS Health Corp.:
4.1% 3/25/25	26,844,000	27,788,642
4.3% 3/25/28	12,941,000	13,335,632
4.78% 3/25/38	5,761,000	5,740,951
5.05% 3/25/48	8,470,000	8,609,500
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	1,077,000	1,099,356
4.272% 8/28/23 (c)	3,402,000	3,571,415
4.9% 8/28/28 (c)	1,432,000	1,552,506
HCA Holdings, Inc.:
4.75% 5/1/23	138,000	145,351
5.875% 3/15/22	164,000	175,404
6.5% 2/15/20	2,079,000	2,128,119
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,577,409
6.015% 11/15/48	9,929,000	11,286,597
WellPoint, Inc. 3.3% 1/15/23	4,322,000	4,388,299
		87,851,129
Pharmaceuticals - 0.1%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)	5,418,000	5,572,081
Mylan NV:
2.5% 6/7/19	1,694,000	1,693,887
3.15% 6/15/21	4,013,000	3,992,900
3.95% 6/15/26	2,065,000	1,941,393
Perrigo Finance PLC 3.5% 12/15/21	292,000	289,085
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	2,887,000	2,663,835
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,228,714
		17,381,895

TOTAL HEALTH CARE		105,233,024

INDUSTRIALS - 0.1%
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,041,000	1,090,171
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	583,000	578,700
3.375% 6/1/21	1,957,000	1,975,560
3.75% 2/1/22	2,924,000	2,982,640
3.875% 4/1/21	2,112,000	2,148,804
4.25% 2/1/24	7,180,000	7,459,145
4.25% 9/15/24	2,331,000	2,427,257
		17,572,106
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (d)	1,374,000	1,470,180

TOTAL INDUSTRIALS		20,132,457

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	5,600,000	5,953,300
6.02% 6/15/26 (c)	1,948,000	2,097,653
		8,050,953
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (d)	3,173,000	3,324,076

TOTAL INFORMATION TECHNOLOGY		11,375,029

MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	834,000	867,992
5% 4/1/49	1,452,000	1,509,360
		2,377,352
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (c)	2,910,000	2,957,870
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (c)(d)	1,321,000	1,367,896
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (c)	1,499,000	1,524,491
4.5% 8/1/47 (c)	1,522,000	1,593,055
		7,443,312

TOTAL MATERIALS		9,820,664

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	584,000	583,938
4.6% 4/1/22	843,000	887,046
American Campus Communities Operating Partnership LP 3.75% 4/15/23	857,000	877,689
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,176,082
Camden Property Trust:
2.95% 12/15/22	1,200,000	1,210,629
4.25% 1/15/24	2,252,000	2,385,824
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,405,886
DDR Corp.:
3.625% 2/1/25	1,532,000	1,527,701
4.25% 2/1/26	2,753,000	2,819,571
4.625% 7/15/22	1,302,000	1,350,711
Duke Realty LP:
3.25% 6/30/26	589,000	590,167
3.625% 4/15/23	1,544,000	1,587,443
3.875% 10/15/22	4,345,000	4,491,683
4.375% 6/15/22	1,300,000	1,361,304
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,705,989
Highwoods/Forsyth LP 3.2% 6/15/21	1,625,000	1,631,579
Hudson Pacific Properties LP 4.65% 4/1/29	1,833,000	1,932,042
Lexington Corporate Properties Trust 4.4% 6/15/24	948,000	967,263
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	4,882,000	5,042,622
4.5% 1/15/25	2,013,000	2,081,774
4.5% 4/1/27	716,000	737,028
4.75% 1/15/28	11,294,000	11,755,938
4.95% 4/1/24	882,000	926,470
5.25% 1/15/26	3,755,000	4,006,489
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	631,626
5% 12/15/23	494,000	510,535
Store Capital Corp. 4.625% 3/15/29	2,374,000	2,486,219
Ventas Realty LP:
3.125% 6/15/23	1,033,000	1,048,193
4% 3/1/28	2,150,000	2,217,657
4.125% 1/15/26	999,000	1,043,217
Weingarten Realty Investors 3.375% 10/15/22	456,000	461,496
WP Carey, Inc.:
4% 2/1/25	3,423,000	3,486,420
4.6% 4/1/24	5,327,000	5,631,095
		79,559,326
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,097,161
3.95% 11/15/27	4,382,000	4,420,052
4.1% 10/1/24	2,782,000	2,874,824
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	8,394,649
Digital Realty Trust LP 3.95% 7/1/22	2,137,000	2,215,688
Essex Portfolio LP 3.875% 5/1/24	1,923,000	1,998,238
Liberty Property LP:
3.25% 10/1/26	1,586,000	1,563,973
3.375% 6/15/23	1,643,000	1,670,217
4.125% 6/15/22	1,115,000	1,156,189
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,293,683
4.5% 4/18/22	678,000	663,781
Mid-America Apartments LP 4% 11/15/25	828,000	865,948
Post Apartment Homes LP 3.375% 12/1/22	502,000	510,013
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,466,259
3.75% 12/1/24	2,635,000	2,631,146
3.875% 12/1/23	1,186,000	1,200,643
3.875% 7/15/27	6,947,000	6,841,760
		50,864,224

TOTAL REAL ESTATE		130,423,550

UTILITIES - 0.4%
Electric Utilities - 0.2%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,889,000	4,142,912
6.4% 9/15/20 (c)	5,173,000	5,397,286
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,718,870
7.375% 11/15/31	6,310,000	8,473,771
IPALCO Enterprises, Inc.:
3.45% 7/15/20	4,960,000	4,988,824
3.7% 9/1/24	1,963,000	2,005,164
		29,726,827
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	720,971
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,898,000	6,281,370
Emera U.S. Finance LP:
2.15% 6/15/19	966,000	965,692
2.7% 6/15/21	951,000	947,784
		8,194,846
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (d)(e)	5,861,000	5,392,120
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (d)(e)	1,683,000	1,582,020
NiSource Finance Corp. 5.95% 6/15/41	2,273,000	2,745,389
Puget Energy, Inc.:
5.625% 7/15/22	3,305,000	3,535,721
6% 9/1/21	3,185,000	3,395,260
6.5% 12/15/20	1,021,000	1,077,229
Sempra Energy 6% 10/15/39	2,744,000	3,305,174
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (d)(e)	1,843,000	1,539,827
		22,572,740

TOTAL UTILITIES		61,215,384

TOTAL NONCONVERTIBLE BONDS
(Cost $1,847,757,864)		1,945,763,945

U.S. Treasury Obligations - 14.3%
U.S. Treasury Notes:
2.125% 7/31/24	$338,291,000	$341,211,402
2.125% 11/30/24	28,603,400	28,840,272
2.125% 5/15/25	45,672,600	46,008,008
2.25% 10/31/24	21,880,400	22,204,333
2.25% 12/31/24	68,047,200	69,049,301
2.25% 2/15/27	81,654,000	82,770,364
2.375% 5/15/27	146,537,200	149,840,011
2.5% 3/31/23	216,098,100	220,791,481
2.625% 6/30/23	11,377,500	11,693,048
2.625% 12/31/23	234,040,000	241,106,910
2.625% 3/31/25	85,883,300	88,916,054
2.75% 6/30/25	457,127,400	476,823,164
2.875% 11/30/25	324,464,000	341,422,312
3.125% 11/15/28	284,242,000	308,324,847
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,327,206,073)		2,429,001,507

U.S. Government Agency - Mortgage Securities - 17.4%
Fannie Mae - 9.6%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (d)(e)	20,094	20,954
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (d)(e)	5,568	5,783
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (d)(e)	21,681	22,567
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (d)(e)	1,978	2,067
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (d)(e)	22,273	23,263
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (d)(e)	7,044	7,371
12 month U.S. LIBOR + 1.594% 4.308% 5/1/36 (d)(e)	43,616	45,595
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (d)(e)	12,779	13,322
12 month U.S. LIBOR + 1.641% 4.375% 9/1/36 (d)(e)	11,237	11,745
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (d)(e)	14,482	15,271
12 month U.S. LIBOR + 1.685% 4.56% 4/1/36 (d)(e)	4,412	4,621
12 month U.S. LIBOR + 1.690% 4.489% 8/1/35 (d)(e)	11,161	11,687
12 month U.S. LIBOR + 1.718% 4.406% 5/1/35 (d)(e)	27,283	28,494
12 month U.S. LIBOR + 1.725% 3.252% 6/1/42 (d)(e)	35,122	36,335
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (d)(e)	9,650	10,100
12 month U.S. LIBOR + 1.730% 3.544% 7/1/43 (d)(e)	745,822	776,669
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (d)(e)	46,845	49,099
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (d)(e)	13,298	13,922
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (d)(e)	52,385	54,578
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (d)(e)	35,155	36,671
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (d)(e)	70,487	73,462
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (d)(e)	14,026	14,656
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (d)(e)	985,012	1,027,124
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (d)(e)	20,211	21,092
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (d)(e)	12,315	12,863
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (d)(e)	75,873	79,334
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (d)(e)	119,281	125,521
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (d)(e)	12,291	12,846
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (d)(e)	12,085	12,684
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (d)(e)	11,632	12,188
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (d)(e)	21,710	22,931
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (d)(e)	29,473	30,439
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (d)(e)	6,651	6,876
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (d)(e)	4,193	4,337
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (d)(e)	2,409	2,490
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (d)(e)	2,666	2,759
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (d)(e)	402	419
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (d)(e)	4,849	5,075
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (d)(e)	4,622	4,832
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (d)(e)	41,767	43,553
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (d)(e)	16,784	17,496
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.872% 7/1/34 (d)(e)	35,558	37,108
2.5% 6/1/34 (b)	6,100,000	6,103,935
2.5% 6/1/34 (b)	6,300,000	6,304,064
2.5% 4/1/37 to 8/1/43	31,781,956	31,656,214
3% 6/1/34 (b)	1,850,000	1,877,085
3% 6/1/34 (b)	3,150,000	3,196,118
3% 6/1/34 (b)	5,750,000	5,834,184
3% 6/1/34 (b)	4,350,000	4,413,687
3% 6/1/34 (b)	7,600,000	7,711,269
3% 6/1/34 (b)	10,000,000	10,146,407
3% 6/1/34 (b)	4,500,000	4,565,883
3% 6/1/34 (b)	15,300,000	15,524,003
3% 7/1/34 (b)	5,300,000	5,376,147
3% 7/1/34 (b)	2,650,000	2,688,073
3% 7/1/34 (b)	1,800,000	1,825,861
3% 6/1/49 (b)	25,900,000	26,003,748
3% 6/1/49 (b)	5,200,000	5,220,830
3% 6/1/49 (b)	5,200,000	5,220,830
3% 6/1/49 (b)	7,450,000	7,479,842
3% 6/1/49 (b)	12,450,000	12,499,871
3% 6/1/49 (b)	1,000,000	1,004,006
3% 6/1/49 (b)	19,175,000	19,251,809
3% 6/1/49 (b)	5,900,000	5,923,634
3% 6/1/49 (b)	32,900,000	33,031,788
3% 6/1/49 (b)	2,500,000	2,510,014
3% 6/1/49 (b)	5,900,000	5,923,634
3% 6/1/49 (b)	19,175,000	19,251,809
3% 6/1/49 (b)	2,225,000	2,233,913
3% 6/1/49 (b)	800,000	803,205
3% 6/1/49 (b)	14,900,000	14,959,685
3% 6/1/49 (b)	13,000,000	13,052,074
3% 6/1/49 (b)	150,000	150,601
3% 6/1/49 (b)	8,000,000	8,032,046
3% 6/1/49 (b)	5,800,000	5,823,233
3% 6/1/49 (b)	7,300,000	7,329,242
3% 7/1/49 (b)	57,025,000	57,222,238
3% 7/1/49 (b)	18,100,000	18,162,604
3.25% 12/1/41	7,350	7,502
3.4% 7/1/42 to 9/1/42	174,928	179,267
3.5% 7/1/32 to 2/1/57 (f)	298,742,406	307,088,261
3.5% 6/1/34 (b)	1,300,000	1,335,362
3.5% 6/1/49 (b)	46,475,000	47,398,254
3.5% 6/1/49 (b)	27,600,000	28,148,291
3.5% 6/1/49 (b)	3,450,000	3,518,536
3.5% 6/1/49 (b)	3,500,000	3,569,530
3.5% 6/1/49 (b)	3,450,000	3,518,536
3.5% 6/1/49 (b)	3,500,000	3,569,530
3.525% 5/1/42	4,163	4,318
3.65% 5/1/42 to 8/1/42	89,683	92,827
3.9% 4/1/42	10,965	11,474
4% 11/1/31 to 10/1/48	235,392,104	245,405,853
4% 6/1/49 (b)	6,500,000	6,709,192
4% 6/1/49 (b)	23,900,000	24,669,183
4.25% 11/1/41	35,522	37,801
4.5% 11/1/19 to 8/1/56	142,719,944	151,143,637
5% 12/1/19 to 8/1/56	9,904,849	10,770,400
5.253% 8/1/41	497,230	537,627
5.5% 10/1/21 to 5/1/44	5,421,713	5,917,288
6% 7/1/19 to 1/1/42	4,273,539	4,815,405
6.5% 2/1/20 to 8/1/39	4,066,346	4,561,602
6.532% 2/1/39	615,670	664,027
7% 9/1/21 to 7/1/37	277,391	312,147
7.5% 9/1/22 to 9/1/32	134,572	152,174
8% 3/1/37	3,286	3,910
8.5% 2/1/22 to 11/1/22	1,682	1,775
9% 10/1/30	8,157	9,587
9.5% 9/1/21 to 8/1/22	72	74
3% 2/1/21 to 9/1/48 (b)	389,130,071	394,706,436

TOTAL FANNIE MAE		1,629,933,591

Freddie Mac - 3.4%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (d)(e)	10,867	11,229
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (d)(e)	29,151	30,221
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (d)(e)	34,315	35,713
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (d)(e)	10,117	10,510
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (d)(e)	101,926	106,018
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (d)(e)	517,245	537,915
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (d)(e)	191,018	198,773
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (d)(e)	12,649	13,266
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (d)(e)(g)	9,972	10,515
12 month U.S. LIBOR + 1.877% 4.785% 4/1/41 (d)(e)	15,144	15,816
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (d)(e)	14,801	15,467
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (d)(e)	94,002	97,928
12 month U.S. LIBOR + 1.910% 4.594% 5/1/41 (d)(e)	23,043	24,107
12 month U.S. LIBOR + 1.910% 4.62% 6/1/41 (d)(e)	30,601	31,905
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)	13,936	14,509
12 month U.S. LIBOR + 1.910% 4.69% 5/1/41 (d)(e)	35,384	36,965
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (d)(e)	5,700	5,987
12 month U.S. LIBOR + 1.961% 4.598% 6/1/33 (d)(e)	17,025	17,890
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (d)(e)	28,676	30,275
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (d)(e)	19,845	20,794
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (d)(e)	449	470
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (d)(e)	32,296	33,943
6 month U.S. LIBOR + 1.125% 3.924% 8/1/37 (d)(e)	9,371	9,559
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (d)(e)	12,817	13,208
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (d)(e)	8,838	9,142
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (d)(e)	37,967	39,356
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (d)(e)	18,204	18,948
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (d)(e)	4,707	4,911
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (d)(e)	42,273	44,091
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (d)(e)	25,650	26,741
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (d)(e)	24,717	25,795
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (d)(e)	14,142	14,766
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (d)(e)	20,014	20,812
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (d)(e)	36,330	37,880
U.S. TREASURY 1 YEAR INDEX + 2.282% 4.532% 6/1/33 (d)(e)	74,571	77,710
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.826% 3/1/35 (d)(e)	145,606	151,496
3% 6/1/31 to 2/1/47	118,287,507	119,753,148
3.5% 6/1/27 to 12/1/48 (b)(f)	243,983,065	251,536,620
3.5% 8/1/47	6,417,021	6,604,726
4% 6/1/33 to 10/1/48 (h)	143,771,113	150,370,945
4% 4/1/48	231,696	240,146
4.5% 6/1/25 to 12/1/48	32,907,973	35,045,959
5% 6/1/20 to 7/1/41	5,591,633	6,089,738
5.5% 10/1/19 to 6/1/41	2,710,126	2,986,718
6% 6/1/20 to 6/1/39	565,299	633,233
6.5% 4/1/21 to 9/1/39	974,631	1,104,150
7% 8/1/21 to 9/1/36	267,878	304,660
7.5% 1/1/27 to 7/1/34	72,806	83,533
8% 7/1/24 to 4/1/32	6,362	7,266
8.5% 6/1/22 to 1/1/28	4,569	5,065
9% 9/1/20 to 5/1/21	5	5

TOTAL FREDDIE MAC		576,560,543

Ginnie Mae - 4.4%
3.5% 11/15/40 to 9/20/48	136,919,215	141,089,471
4% 7/20/33 to 5/20/49	70,428,604	73,713,478
4.5% 6/20/33 to 11/20/47	51,983,222	54,817,134
5.5% 8/15/33 to 9/15/39	523,864	578,031
6% 10/15/30 to 5/15/40	663,672	753,713
7% 11/15/22 to 11/15/32	257,917	293,323
7.5% 11/15/21 to 9/15/31	88,629	97,865
8% 6/15/21 to 11/15/29	28,971	31,531
8.5% 10/15/21 to 1/15/31	9,605	10,838
9% 10/15/19 to 1/15/23	56	59
9.5% 3/15/23	18	19
3% 5/15/42 to 6/20/48	130,386,041	132,510,822
3% 6/1/49 (b)	30,900,000	31,364,334
3% 6/1/49 (b)	17,375,000	17,636,094
3% 6/1/49 (b)	10,050,000	10,201,021
3% 6/1/49 (b)	6,950,000	7,054,438
3% 6/1/49 (b)	23,750,000	24,106,891
3% 6/1/49 (b)	19,850,000	20,148,286
3.5% 6/1/49 (b)	29,550,000	30,374,587
3.5% 6/1/49 (b)	25,100,000	25,800,410
3.5% 6/1/49 (b)	18,550,000	19,067,634
3.5% 6/1/49 (b)	30,750,000	31,608,073
3.5% 6/1/49 (b)	11,400,000	11,718,115
3.5% 6/1/49 (b)	1,950,000	2,004,414
3.5% 6/1/49 (b)	1,950,000	2,004,414
3.5% 6/1/49 (b)	4,350,000	4,471,386
3.5% 6/1/49 (b)	3,900,000	4,008,829
3.5% 6/1/49 (b)	4,350,000	4,471,386
3.5% 7/1/49 (b)	34,850,000	35,781,148
3.5% 7/1/49 (b)	20,000,000	20,534,375
4% 6/1/49 (b)	15,400,000	15,929,558
4% 6/1/49 (b)	9,965,000	10,307,665
5% 4/15/33 to 9/15/41	4,541,015	4,909,981
6.5% 3/20/31 to 6/15/37	78,022	89,518
11% 9/20/19	3	3

TOTAL GINNIE MAE		737,488,844

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,908,500,978)		2,943,982,978

Asset-Backed Securities - 1.0%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (c)	$4,085,367	$4,105,719
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (c)(d)(e)	8,608,000	8,608,000
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.7324% 10/28/23 (c)(d)(e)	173,420	172,712
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.7898% 10/25/35 (d)(e)	156,557	155,897
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (c)	6,962,313	7,164,629
Class AA, 2.487% 12/16/41 (c)	1,468,375	1,455,065
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.4206% 5/25/29 (d)(e)	771,382	775,169
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (d)(e)	1,379,271	1,385,735
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (c)	44,977	44,950
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (c)	8,783,822	8,900,955
Class B, 5.095% 4/15/39 (c)	3,013,298	3,074,856
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (c)	6,886,152	7,015,308
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (c)(d)(e)	4,342,000	4,342,000
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.836% 10/25/37 (c)(d)(e)	245,560	248,396
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (d)(e)	1,989,615	1,987,527
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (c)	7,237,102	7,259,274
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (c)	6,098,844	6,144,117
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (d)(e)	7,550	7,691
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (c)	3,185,490	3,264,426
Class A2II, 4.03% 11/20/47 (c)	5,418,485	5,581,256
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (c)(d)(e)	10,233,000	10,277,964
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (b)(c)(d)(e)	7,104,000	7,104,000
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (c)	176,147	175,908
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (d)(e)	569	530
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (c)	2,000,000	2,071,436
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	1,820,000	1,939,329
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.761% 11/25/26 (c)(d)(e)	2,263,504	2,257,892
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.811% 5/25/26 (d)(e)	2,474,005	2,465,707
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (c)(d)(e)	68,192	67,108
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (c)(d)(e)	24,688	24,267
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (c)(d)(e)	40,915	39,129
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (c)(d)(e)	19,512	18,477
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (c)	2,169,500	2,159,849
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.1014% 4/10/31 (c)(d)(e)	147,751	147,924
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (c)	3,587,672	3,706,418
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (c)(d)(e)	3,495,000	3,495,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (b)(c)(d)(e)	8,593,000	8,593,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (c)(d)(e)	7,329,000	7,332,848
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (c)	4,260,876	4,397,742
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (c)	171,863	171,905
Series 2018-3A Class A 3.5545% 11/25/28 (c)	4,875,568	4,861,522
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (c)(d)(e)	740,000	740,176
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (c)(d)(e)	373,000	373,760
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (d)(e)	250,300	249,302
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (b)(c)(d)(e)	8,594,000	8,594,000
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (c)	38,571	38,578
Series 2018-2A Class A, 3.35% 10/15/24 (c)	67,360	67,530
Series 2019-1A Class A, 3.54% 4/15/25 (c)	5,169,899	5,185,551
Series 2019-2A Class A, 3.2% 9/15/25 (c)	1,700,000	1,699,959
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (c)(d)(e)	2,543,710	2,539,881
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.8598% 5/25/35 (d)(e)	18,827	18,813
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (d)(e)	7,249	6,905
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (c)	7,086,667	7,217,335
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (c)	437,904	448,633
Series 2019-1 Class A1, 3.75% 3/25/58 (c)	864,391	895,871
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (c)(d)(e)(i)	778,000	578,945
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (c)	568,329	570,466
Series 2019-1A Class A, 3.48% 3/15/25 (c)	3,020,129	3,028,086
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (c)(d)	8,606,000	8,601,155
TOTAL ASSET-BACKED SECURITIES
(Cost $172,023,732)		173,856,583

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.6166% 6/27/36 (c)(d)(e)	155,356	152,277
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.9937% 3/27/36 (c)(d)	19,289	19,261
Series 2010-RR2 Class 5A2, 5% 12/26/36 (c)	10,594	10,859
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (c)(d)	204,574	206,521
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (c)(d)	17,537	17,863
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (c)	69,172	69,475
Series 2012-2R Class 1A1, 4.6732% 5/27/35 (c)(d)	12,721	12,748
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (c)(d)(e)	147,131	141,921
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 3.1766% 5/27/37 (c)(d)(e)	1,043,383	1,006,027
Class AA1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (c)(d)(e)	1,424,023	1,374,349
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (c)(d)	163,364	162,528
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.6934% 6/21/36 (c)(d)(e)	34,410	34,207
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (c)(d)(e)	4,300,000	4,307,237
Series 2019-2A Class 1A, 0.67% 12/22/69 (c)(j)	9,300,000	9,300,000
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 4.934% 7/25/19 (d)	2	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (d)(e)	48,959	48,650
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (d)(e)	37,369	37,345
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (c)(d)(e)	2,125,000	2,122,665
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (d)(e)	3,602	3,539
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (c)(e)	8,700,000	8,716,835
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0698% 9/25/43 (d)(e)	142,650	143,154
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.6869% 9/25/33 (d)	21,313	21,456
Series 2005-AR10 Class 2A15, 4.9041% 6/25/35 (d)	146,581	146,565
Series 2005-AR2 Class 1A2, 5.0997% 3/25/35 (d)	6,863	6,995
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0884% 6/27/36 (c)(d)	3,295	3,286
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (c)	60,952	60,625

TOTAL PRIVATE SPONSOR		28,126,390

U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2298% 2/25/32 (d)(e)	4,677	4,733
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4406% 3/18/32 (d)(e)	8,627	8,796
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (d)(e)	10,007	10,177
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4298% 10/25/32 (d)(e)	13,020	13,243
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1798% 1/25/32 (d)(e)	4,819	4,870
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6703% 12/25/33 (d)(g)(k)	169,958	40,837
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2503% 11/25/36 (d)(g)(k)	114,943	21,615
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7298% 1/25/43 (d)(e)	1,240,889	1,228,820
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.7798% 5/25/47 (d)(e)	3,000,145	2,964,487
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7298% 5/25/48 (d)(e)	1,780,996	1,755,713
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.7298% 6/25/48 (d)(e)	8,498,998	8,380,173
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,951	4,110
Series 1993-207 Class H, 6.5% 11/25/23	58,097	61,749
Series 1996-28 Class PK, 6.5% 7/25/25	19,751	21,046
Series 1999-17 Class PG, 6% 4/25/29	92,241	100,637
Series 1999-32 Class PL, 6% 7/25/29	88,363	96,611
Series 1999-33 Class PK, 6% 7/25/29	63,413	69,135
Series 2001-52 Class YZ, 6.5% 10/25/31	7,896	8,975
Series 2003-28 Class KG, 5.5% 4/25/23	33,967	35,124
Series 2005-102 Class CO 11/25/35 (l)	36,061	32,530
Series 2005-39 Class TE, 5% 5/25/35	33,978	36,892
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2327% 8/25/35 (d)(k)	12,631	15,499
Series 2005-81 Class PC, 5.5% 9/25/35	93,347	102,952
Series 2006-12 Class BO 10/25/35 (l)	161,352	145,649
Series 2006-37 Class OW 5/25/36 (l)	15,275	13,481
Series 2006-45 Class OP 6/25/36 (l)	52,555	46,357
Series 2006-62 Class KP 4/25/36 (l)	88,821	78,737
Series 2012-149:
Class DA, 1.75% 1/25/43	274,700	268,744
Class GA, 1.75% 6/25/42	282,279	276,792
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	14,588	16,418
Series 1999-25 Class Z, 6% 6/25/29	54,013	59,759
Series 2001-20 Class Z, 6% 5/25/31	96,123	105,447
Series 2001-31 Class ZC, 6.5% 7/25/31	50,998	57,277
Series 2002-16 Class ZD, 6.5% 4/25/32	26,027	29,631
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1203% 11/25/32 (d)(g)(k)	101,382	13,925
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	233,364	20,010
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2103% 12/25/36 (d)(g)(k)	88,001	19,091
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0103% 5/25/37 (d)(g)(k)	50,267	9,451
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9272% 9/25/23 (d)(k)	3,664	4,286
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6703% 3/25/33 (d)(g)(k)	15,172	3,029
Series 2005-72 Class ZC, 5.5% 8/25/35	620,876	673,427
Series 2005-79 Class ZC, 5.9% 9/25/35	324,971	368,735
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.0415% 6/25/37 (d)(k)	54,661	107,010
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (d)(k)	57,531	111,875
Class SB, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (d)(k)	21,486	36,537
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9203% 3/25/38 (d)(g)(k)	330,261	57,098
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	111	0
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	4,826	38
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	4,362	16
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.9303% 6/25/21 (d)(g)(k)	1,103	13
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6203% 12/25/40 (d)(g)(k)	308,818	49,665
Class ZA, 4.5% 12/25/40	177,680	193,821
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	246,231	19,278
Series 2010-150 Class ZC, 4.75% 1/25/41	1,243,905	1,378,528
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	1,371	14
Series 2010-95 Class ZC, 5% 9/25/40	2,578,372	2,873,360
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	35,260	761
Series 2011-39 Class ZA, 6% 11/25/32	202,580	228,054
Series 2011-4 Class PZ, 5% 2/25/41	525,965	600,152
Series 2011-67 Class AI, 4% 7/25/26 (g)	70,008	5,270
Series 2011-83 Class DI, 6% 9/25/26 (g)	76,804	4,799
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,055,224	87,245
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (d)(g)(k)	366,628	37,394
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (d)(g)(k)	500,960	60,445
Series 2013-133 Class IB, 3% 4/25/32 (g)	726,694	55,524
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (d)(g)(k)	314,185	50,077
Series 2013-51 Class GI, 3% 10/25/32 (g)	224,913	19,669
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2903% 6/25/35 (d)(g)(k)	263,041	48,720
Series 2015-42 Class IL, 6% 6/25/45 (g)	1,428,893	312,062
Series 2015-70 Class JC, 3% 10/25/45	1,554,552	1,585,392
Series 2017-30 Class AI, 5.5% 5/25/47	658,402	135,771
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (g)	44,316	9,306
Series 343 Class 16, 5.5% 5/25/34 (g)	38,245	7,067
Series 348 Class 14, 6.5% 8/25/34 (d)(g)	33,702	7,511
Series 351:
Class 12, 5.5% 4/25/34 (d)(g)	22,238	4,114
Class 13, 6% 3/25/34 (g)	29,842	6,069
Series 359 Class 19, 6% 7/25/35 (d)(g)	18,598	3,914
Series 384 Class 6, 5% 7/25/37 (g)	200,161	36,110
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2396% 1/15/32 (d)(e)	3,823	3,869
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (d)(e)	5,402	5,482
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4396% 3/15/32 (d)(e)	5,299	5,389
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3396% 6/15/31 (d)(e)	9,849	9,988
Class FG, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (d)(e)	2,985	3,029
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.7896% 8/15/47 (d)(e)	1,515,361	1,496,697
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.6896% 5/15/37 (d)(e)	222,173	220,686
planned amortization class:
Series 2006-15 Class OP 3/25/36 (l)	157,257	139,519
Series 2095 Class PE, 6% 11/15/28	105,939	115,565
Series 2101 Class PD, 6% 11/15/28	6,359	6,949
Series 2104 Class PG, 6% 12/15/28	7,073	7,758
Series 2121 Class MG, 6% 2/15/29	42,258	46,265
Series 2131 Class BG, 6% 3/15/29	224,000	244,934
Series 2137 Class PG, 6% 3/15/29	33,813	37,119
Series 2154 Class PT, 6% 5/15/29	73,759	80,975
Series 2162 Class PH, 6% 6/15/29	14,856	16,169
Series 2520 Class BE, 6% 11/15/32	91,348	102,044
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1604% 3/15/23 (d)(g)(k)	2,076	75
Series 2693 Class MD, 5.5% 10/15/33	425,728	472,037
Series 2802 Class OB, 6% 5/15/34	155,657	168,185
Series 2962 Class BE, 4.5% 4/15/20	23,419	23,530
Series 3002 Class NE, 5% 7/15/35	239,484	256,844
Series 3110 Class OP 9/15/35 (l)	92,832	86,500
Series 3119 Class PO 2/15/36 (l)	189,242	167,313
Series 3121 Class KO 3/15/36 (l)	31,609	28,188
Series 3123 Class LO 3/15/36 (l)	105,878	93,845
Series 3145 Class GO 4/15/36 (l)	102,972	91,413
Series 3189 Class PD, 6% 7/15/36	197,832	225,877
Series 3225 Class EO 10/15/36 (l)	57,232	50,613
Series 3258 Class PM, 5.5% 12/15/36	92,754	100,480
Series 3415 Class PC, 5% 12/15/37	76,499	82,801
Series 3786 Class HI, 4% 3/15/38 (g)	212,065	10,635
Series 3806 Class UP, 4.5% 2/15/41	649,654	696,399
Series 3832 Class PE, 5% 3/15/41	772,000	841,597
Series 4135 Class AB, 1.75% 6/15/42	214,437	209,928
Series 4765 Class PE, 3% 12/15/41	995,616	1,006,712
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,419	3,747
Series 2135 Class JE, 6% 3/15/29	26,861	29,444
Series 2274 Class ZM, 6.5% 1/15/31	25,401	28,466
Series 2281 Class ZB, 6% 3/15/30	49,075	53,189
Series 2303 Class ZV, 6% 4/15/31	18,723	20,538
Series 2357 Class ZB, 6.5% 9/15/31	159,234	180,978
Series 2502 Class ZC, 6% 9/15/32	48,997	54,665
Series 2519 Class ZD, 5.5% 11/15/32	56,334	62,038
Series 2546 Class MJ, 5.5% 3/15/23	20,661	21,363
Series 2601 Class TB, 5.5% 4/15/23	9,990	10,422
Series 2998 Class LY, 5.5% 7/15/25	33,522	35,413
Series 3871 Class KB, 5.5% 6/15/41	1,052,844	1,199,307
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1604% 2/15/36 (d)(g)(k)	72,116	14,651
Series 1658 Class GZ, 7% 1/15/24	11,218	11,894
Series 2013-4281 Class AI, 4% 12/15/28 (g)	717,232	49,928
Series 2017-4683 Class LM, 3% 5/15/47	1,783,283	1,801,914
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.7604% 11/15/31 (d)(g)(k)	43,577	6,288
Series 2587 Class IM, 6.5% 3/15/33 (g)	6,672	1,520
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.9424% 8/15/24 (d)(k)	932	1,166
Class SD, 86.400% - 1 month U.S. LIBOR 54.7348% 8/15/24 (d)(k)	1,706	2,518
Series 2933 Class ZM, 5.75% 2/15/35	706,629	814,919
Series 2935 Class ZK, 5.5% 2/15/35	743,596	826,481
Series 2947 Class XZ, 6% 3/15/35	304,756	342,579
Series 2996 Class ZD, 5.5% 6/15/35	510,409	580,950
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1504% 10/15/35 (d)(g)(k)	103,775	20,051
Series 3237 Class C, 5.5% 11/15/36	784,869	879,307
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2204% 11/15/36 (d)(g)(k)	259,306	50,931
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3104% 3/15/37 (d)(g)(k)	372,101	76,778
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3204% 4/15/37 (d)(g)(k)	538,561	114,229
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1404% 6/15/37 (d)(g)(k)	198,408	35,328
Series 3949 Class MK, 4.5% 10/15/34	170,346	179,966
Series 3955 Class YI, 3% 11/15/21 (g)	20,788	518
Series 4055 Class BI, 3.5% 5/15/31 (g)	677,862	57,275
Series 4149 Class IO, 3% 1/15/33 (g)	101,419	11,904
Series 4314 Class AI, 5% 3/15/34 (g)	203,993	17,693
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,173,279	124,815
Series 4471 Class PA 4% 12/15/40	1,651,337	1,699,735
target amortization class Series 2156 Class TC, 6.25% 5/15/29	41,206	44,044
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/24 (d)(e)	14,269	14,369
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	10,107	11,279
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	31,080	33,906
Series 2056 Class Z, 6% 5/15/28	58,013	63,291
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.7396% 5/15/48 (d)(e)	5,416,822	5,331,797
Series 4386 Class AZ, 4.5% 11/15/40	1,912,708	2,024,760
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	250,309	253,471
Series 2018-2 Class MA, 3.5% 11/25/57	1,061,063	1,094,596
Series 2018-3 Class MA, 3.5% 8/25/57	16,504,360	16,871,657
Series 2018-4 Class MA, 3.5% 3/25/58	12,964,435	13,334,247
Series 2019-1 Class MA, 3.5% 7/25/58	15,875,797	16,445,818
Series 2019-2 Class MA, 3.5% 8/25/58	6,141,000	6,325,365
Series 2018-3 Class M55D, 4% 8/25/57	709,864	739,380
Freddie Mac SLST sequential payer Series 2018-1 Class A1, 3.5% 6/25/28	25,693	26,368
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2524% 6/16/37 (d)(g)(k)	113,877	22,762
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0285% 3/20/60 (d)(e)(m)	1,350,294	1,352,083
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (d)(e)(m)	160,180	159,456
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (d)(e)(m)	192,481	191,525
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (d)(e)(m)	220,748	219,684
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (d)(e)(m)	405,004	403,788
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (d)(e)(m)	591,627	591,755
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (d)(e)(m)	1,199,082	1,199,314
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (d)(e)(m)	1,570,358	1,570,391
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (d)(e)(m)	518,926	519,037
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (d)(e)(m)	671,473	671,635
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (d)(e)(m)	584,952	585,082
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (d)(e)(m)	729,660	730,283
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0434% 9/20/61 (d)(e)(m)	1,686,952	1,689,441
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (d)(e)(m)	818,650	820,697
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (d)(e)(m)	726,794	730,342
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (d)(e)(m)	471,858	474,062
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (d)(e)(m)	684,688	686,918
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (d)(e)(m)	410,039	410,547
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (d)(e)(m)	42,944	43,044
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0234% 7/20/60 (d)(e)(m)	328,091	328,132
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 1/20/64 (d)(e)(m)	687,600	689,191
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.0934% 12/20/63 (d)(e)(m)	2,064,739	2,070,342
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9934% 6/20/64 (d)(e)(m)	590,858	590,993
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.7934% 3/20/65 (d)(e)(m)	30,248	30,162
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7734% 5/20/63 (d)(e)(m)	197,282	197,068
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6934% 4/20/63 (d)(e)(m)	256,694	256,201
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8934% 12/20/62 (d)(e)(m)	410,708	410,468
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6906% 10/20/47 (d)(e)	1,504,593	1,478,242
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.7906% 11/20/48 (d)(e)	4,595,501	4,596,918
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7406% 5/20/48 (d)(e)	1,887,017	1,864,110
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (d)(e)	2,151,648	2,121,491
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (d)(e)	2,685,234	2,652,694
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	37,188	42,141
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (d)(k)	1,185,000	1,360,439
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	151,450	14,319
Series 2017-134 Class BA, 2.5% 11/20/46	269,219	269,038
Series 2017-153 Class GA, 3% 9/20/47	2,706,615	2,743,585
Series 2017-182 Class KA, 3% 10/20/47	2,504,763	2,538,473
Series 2018-13 Class Q, 3% 4/20/47	3,203,462	3,245,139
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	15,855	17,662
Series 2004-24 Class ZM, 5% 4/20/34	353,157	383,887
Series 2010-160 Class DY, 4% 12/20/40	3,106,835	3,326,904
Series 2010-170 Class B, 4% 12/20/40	698,538	748,038
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/62 (d)(e)(m)	2,752,898	2,753,066
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1434% 11/20/65 (d)(e)(m)	251,448	251,674
Series 2001-50 Class SD, 8.200% - 1 month U.S. LIBOR 5.7594% 11/20/31 (d)(g)(k)	23,311	4,518
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0624% 5/16/34 (d)(g)(k)	76,073	13,021
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7624% 8/17/34 (d)(g)(k)	66,326	13,693
Series 2010-116 Class QB, 4% 9/16/40	208,535	216,575
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5124% 2/16/40 (d)(g)(k)	422,971	62,020
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 5/20/60 (d)(e)(m)	548,707	546,504
Series 2011-52 Class HI, 7% 4/16/41 (g)	71,712	15,540
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6594% 7/20/41 (d)(g)(k)	267,920	45,478
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2624% 6/16/42 (d)(g)(k)	246,063	45,523
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (d)(k)	319,022	326,787
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (d)(k)	1,074,262	1,110,527
Series 2013-149 Class MA, 2.5% 5/20/40	3,681,798	3,692,344
Series 2014-2 Class BA, 3% 1/20/44	4,568,127	4,668,819
Series 2014-21 Class HA, 3% 2/20/44	2,098,395	2,147,843
Series 2014-25 Class HC, 3% 2/20/44	3,139,393	3,217,572
Series 2014-5 Class A, 3% 1/20/44	2,788,071	2,849,462
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	3,267,215	3,258,452
Series 2015-H17:
Class GZ, 4.3303% 5/20/65 (d)(m)	137,377	141,759
Class HA, 2.5% 5/20/65 (m)	1,550,499	1,546,331
Series 2015-H21 Class HA, 2.5% 6/20/63 (m)	50,532	50,405
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.91% 5/20/66 (d)(e)(m)	4,387,042	4,407,438
Series 2017-186 Class HK, 3% 11/16/45	2,684,740	2,710,427
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (d)(e)(m)	5,010,181	5,020,560

TOTAL U.S. GOVERNMENT AGENCY		188,718,135

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $214,551,552)		216,844,525

Commercial Mortgage Securities - 1.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (d)(g)	7,194	27
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (c)	79,194	79,758
Series 2018-C2 Class A5, 4.314% 12/15/51	1,400,000	1,551,291
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.8298% 11/25/35 (c)(d)(e)	50,611	48,884
Class M1, 1 month U.S. LIBOR + 0.440% 2.8698% 11/25/35 (c)(d)(e)	13,538	12,871
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.8198% 1/25/36 (c)(d)(e)	125,234	121,098
Class M1, 1 month U.S. LIBOR + 0.450% 2.8798% 1/25/36 (c)(d)(e)	40,429	38,976
Class M2, 1 month U.S. LIBOR + 0.470% 2.8998% 1/25/36 (c)(d)(e)	15,246	14,463
Class M3, 1 month U.S. LIBOR + 0.500% 2.9298% 1/25/36 (c)(d)(e)	22,188	21,024
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.7898% 4/25/36 (c)(d)(e)	21,843	21,026
Class M1, 1 month U.S. LIBOR + 0.380% 2.8098% 4/25/36 (c)(d)(e)	13,207	12,660
Class M2, 1 month U.S. LIBOR + 0.400% 2.8298% 4/25/36 (c)(d)(e)	13,969	13,530
Class M6, 1 month U.S. LIBOR + 0.640% 3.0698% 4/25/36 (c)(d)(e)	13,207	12,514
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.7398% 7/25/36 (c)(d)(e)	19,919	19,279
Class M2, 1 month U.S. LIBOR + 0.330% 2.7598% 7/25/36 (c)(d)(e)	14,153	13,313
Class M4, 1 month U.S. LIBOR + 0.420% 2.8498% 7/25/36 (c)(d)(e)	13,366	12,630
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.6998% 12/25/36 (c)(d)(e)	321,702	309,447
Class M1, 1 month U.S. LIBOR + 0.290% 2.7198% 12/25/36 (c)(d)(e)	25,854	24,016
Class M3, 1 month U.S. LIBOR + 0.340% 2.7698% 12/25/36 (c)(d)(e)	17,525	15,771
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.6998% 3/25/37 (c)(d)(e)	76,525	72,257
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.6998% 7/25/37 (c)(d)(e)	224,306	213,100
Class A2, 1 month U.S. LIBOR + 0.320% 2.7498% 7/25/37 (c)(d)(e)	209,948	197,545
Class M1, 1 month U.S. LIBOR + 0.370% 2.7998% 7/25/37 (c)(d)(e)	71,518	66,125
Class M2, 1 month U.S. LIBOR + 0.410% 2.8398% 7/25/37 (c)(d)(e)	46,595	42,365
Class M3, 1 month U.S. LIBOR + 0.490% 2.9198% 7/25/37 (c)(d)(e)	38,173	47,347
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/37 (c)(d)(e)	76,457	72,160
Class M1, 1 month U.S. LIBOR + 0.310% 2.7398% 7/25/37 (c)(d)(e)	40,557	38,359
Class M2, 1 month U.S. LIBOR + 0.340% 2.7698% 7/25/37 (c)(d)(e)	43,274	40,577
Class M3, 1 month U.S. LIBOR + 0.370% 2.7998% 7/25/37 (c)(d)(e)	69,859	64,169
Class M4, 1 month U.S. LIBOR + 0.500% 2.9298% 7/25/37 (c)(d)(e)	109,834	99,483
Class M5, 1 month U.S. LIBOR + 0.600% 3.0298% 7/25/37 (c)(d)(e)	43,501	51,408
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	7,840,000	8,655,459
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (c)(d)(e)	2,186,803	2,163,855
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (c)(d)(e)	2,734,420	2,738,529
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (c)(d)(e)	4,437,000	4,443,952
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (c)(d)(e)	2,933,000	2,939,431
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (c)(d)(e)	3,079,000	3,087,692
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (c)(d)(e)	7,316,000	7,322,879
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9301% 9/10/58 (d)(g)	1,666,285	74,825
Series 2016-P6 Class XA, 0.8084% 12/10/49 (d)(g)	1,660,598	62,920
Series 2018-C6 Class A4, 4.412% 11/10/51	4,133,000	4,622,134
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.129% 8/10/47 (d)(g)	2,260,651	90,164
Series 2014-CR20 Class XA, 1.1078% 11/10/47 (d)(g)	447,191	18,706
Series 2014-LC17 Class XA, 0.8851% 10/10/47 (d)(g)	1,789,916	46,161
Series 2014-UBS4 Class XA, 1.1579% 8/10/47 (d)(g)	1,905,197	83,759
Series 2014-UBS6 Class XA, 0.9401% 12/10/47 (d)(g)	1,056,515	39,554
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (d)(g)	2,692,752	110,026
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.3196% 12/15/31 (c)(d)(e)	1,667,000	1,669,743
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (c)(d)(e)	9,500,000	9,500,000
Series 2018-SITE:
Class A, 4.284% 4/15/36 (c)	4,627,000	4,873,792
Class B, 4.5349% 4/15/36 (c)	1,471,000	1,547,089
Class C, 4.782% 4/15/36 (c)	955,000	996,293
Class D, 4.782% 4/15/36 (c)	1,909,000	1,956,033
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	7,500,000	7,876,092
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,395,000	3,779,930
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	10,239,176	10,343,814
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	3,630,000	3,783,984
Series K072 Class A2, 3.444% 12/25/27	894,000	950,306
Series K073 Class A2, 3.35% 1/25/28	6,811,000	7,177,114
Series K089 Class A2, 3.563% 1/25/29	8,000,000	8,588,548
Series K155 Class A1, 3.75% 11/25/29	229,976	247,262
Series K084 Class A2, 3.78% 10/25/28	3,024,000	3,289,252
Series K734 Class A2, 3.208% 2/25/51	5,438,000	5,669,408
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	7,689,000	8,416,020
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (c)(d)(e)	9,056,000	9,037,237
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	5,700,000	6,029,620
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017-C7 Class ASB, 3.2419% 10/15/50	7,000,000	7,209,161
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 5.8156% 2/12/49 (d)	38,854	10,879
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (c)	84,000	89,532
Class CFX, 4.9498% 7/5/33 (c)	767,000	811,355
Class DFX, 5.3503% 7/5/33 (c)	1,180,000	1,251,091
Class EFX, 5.5422% 7/5/33 (c)	1,614,000	1,703,704
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1102% 10/15/48 (d)(g)	1,007,885	52,697
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	4,000,000	4,128,541
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 8/15/33 (c)(d)(e)	213,000	212,198
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (c)(d)(e)	8,620,000	8,619,983
Series 2018-H4 Class A4, 4.31% 12/15/51	13,048,000	14,463,180
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (c)(d)	3,271,486	3,250,856
Class B, 4.181% 11/15/34 (c)	1,351,500	1,349,689
Class C, 5.205% 11/15/34 (c)	948,600	956,611
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (c)(d)(e)	7,158,869	7,161,399
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (c)(d)(e)	2,800,000	2,802,773
Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (c)(d)(e)	6,787,000	6,802,297
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0654% 12/15/50 (d)(g)	1,253,968	84,852
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (c)(d)(e)	113,853	115,132
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,550,000	3,635,403
Series 2017-C42 Class XA, 0.8951% 12/15/50 (d)(g)	1,464,264	91,954
Series 2018-C48 Class A5, 4.302% 1/15/52	8,343,000	9,231,590
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (c)(d)(e)	120,669	120,692
Series 2014-C25 Class A5, 3.631% 11/15/47	5,490,000	5,747,992
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $208,607,138)		215,482,617

Municipal Securities - 0.2%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	4,715,000	4,877,007
5.1% 6/1/33	22,095,000	22,796,958
Series 2010-1, 6.63% 2/1/35	2,035,000	2,306,591
Series 2010-3:
6.725% 4/1/35	2,710,000	3,088,723
7.35% 7/1/35	1,385,000	1,633,704
Series 2010-5, 6.2% 7/1/21	885,000	913,170
Series 2013, 3.6% 12/1/19	1,905,000	1,908,483
TOTAL MUNICIPAL SECURITIES
(Cost $35,185,428)		37,524,636

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	3,754,000	3,780,359
Discover Bank:
(Delaware) 3.2% 8/9/21	4,613,000	4,659,100
3.1% 6/4/20	4,072,000	4,084,584
4.682% 8/9/28 (d)	2,954,000	3,009,535
8.7% 11/18/19	649,000	665,875
KeyBank NA 6.95% 2/1/28	619,000	766,537
PNC Bank NA 2.45% 11/5/20	4,575,000	4,576,564
Synchrony Bank 3.65% 5/24/21	4,817,000	4,880,861
TOTAL BANK NOTES
(Cost $25,936,719)		26,423,415
	Shares	Value

Fixed-Income Funds - 56.3%
Bank Loan Funds - 2.0%
Fidelity Floating Rate High Income Fund (n)	36,467,212	$346,073,841
High Yield Fixed-Income Funds - 2.3%
Fidelity New Markets Income Fund (n)	10,315,062	153,694,426
Fidelity Specialized High Income Central Fund (o)	2,350,309	233,291,657

TOTAL HIGH YIELD FIXED-INCOME FUNDS		386,986,083

Inflation-Protected Bond Funds - 0.5%
Fidelity Inflation-Protected Bond Index Fund (n)	8,206,170	81,897,580
Intermediate Government Funds - 10.3%
Fidelity SAI U.S. Treasury Bond Index Fund (n)	174,783,274	1,746,084,906
Intermediate-Term Bond Funds - 41.2%
Fidelity SAI Total Bond Fund (n)	633,871,853	6,623,960,852
Fidelity U.S. Bond Index Fund (n)	30,327,257	354,222,366

TOTAL INTERMEDIATE-TERM BOND FUNDS		6,978,183,218

TOTAL FIXED-INCOME FUNDS
(Cost $9,189,904,911)		9,539,225,628
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (d)(p)	10,000,000	9,363,525
Barclays Bank PLC 7.625% 11/21/22	4,883,000	5,309,038
TOTAL PREFERRED SECURITIES
(Cost $14,699,031)		14,672,563
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 2.41% (q)	234,090,008	234,136,826
Fidelity Investments Money Market Government Portfolio Institutional Class 2.31% (n)(r)	122,960,870	122,960,870
TOTAL MONEY MARKET FUNDS
(Cost $357,097,657)		357,097,696

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	2,600,000	$47,924
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	366,145
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	197,484
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	97,902
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	243,725
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	112,650
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	10,800,000	192,483
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	121,066
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	356,609
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	5,600,000	74,169

TOTAL PUT OPTIONS			1,810,157

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	2,600,000	119,226
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	920,840
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	426,804
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	271,973
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	892,154
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	266,127
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	10,800,000	506,880
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	332,222
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	1,358,383
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	5,600,000	306,715

TOTAL CALL OPTIONS			5,401,324

TOTAL PURCHASED SWAPTIONS
(Cost $6,358,406)			7,211,481
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $17,307,829,489)			17,907,087,574
NET OTHER ASSETS (LIABILITIES) - (5.6)%			(953,830,864)
NET ASSETS - 100%			$16,953,256,710

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(5,300,000)	$(5,377,596)
3% 6/1/34	(6,700,000)	(6,798,093)
3% 6/1/34	(15,400,000)	(15,625,470)
3% 6/1/34	(4,500,000)	(4,565,883)
3% 6/1/34	(18,700,000)	(18,973,780)
3% 6/1/34	(3,150,000)	(3,196,118)
3% 6/1/34	(2,000,000)	(2,029,281)
3% 6/1/34	(600,000)	(608,784)
3% 6/1/34	(8,500,000)	(8,624,446)
3% 6/1/34	(4,300,000)	(4,362,955)
3% 6/1/34	(3,000,000)	(3,043,922)
3% 6/1/34	(4,600,000)	(4,667,347)
3% 6/1/34	(2,300,000)	(2,333,674)
3% 6/1/34	(800,000)	(811,713)
3% 6/1/34	(2,000,000)	(2,029,281)
3% 6/1/34	(600,000)	(608,784)
3% 6/1/34	(500,000)	(507,320)
3% 6/1/34	(400,000)	(405,856)
3% 6/1/34	(1,200,000)	(1,217,569)
3% 6/1/34	(650,000)	(659,516)
3% 6/1/34	(1,850,000)	(1,877,085)
3% 6/1/34	(2,650,000)	(2,688,798)
3% 6/1/34	(1,800,000)	(1,826,353)
3% 6/1/49	(27,300,000)	(27,409,356)
3% 6/1/49	(3,100,000)	(3,112,418)
3% 6/1/49	(1,600,000)	(1,606,409)
3% 6/1/49	(1,600,000)	(1,606,409)
3% 6/1/49	(800,000)	(803,205)
3% 6/1/49	(800,000)	(803,205)
3% 6/1/49	(900,000)	(903,605)
3% 6/1/49	(3,000,000)	(3,012,017)
3% 6/1/49	(2,200,000)	(2,208,813)
3% 6/1/49	(2,500,000)	(2,510,014)
3% 6/1/49	(5,900,000)	(5,923,634)
3% 6/1/49	(19,175,000)	(19,251,809)
3% 6/1/49	(2,225,000)	(2,233,913)
3% 6/1/49	(800,000)	(803,205)
3% 6/1/49	(8,750,000)	(8,785,050)
3% 6/1/49	(6,050,000)	(6,074,234)
3% 6/1/49	(33,100,000)	(33,232,589)
3% 6/1/49	(57,025,000)	(57,253,424)
3% 6/1/49	(18,100,000)	(18,172,503)
3.5% 6/1/49	(27,600,000)	(28,148,291)
3.5% 6/1/49	(27,600,000)	(28,148,291)
3.5% 6/1/49	(29,200,000)	(29,780,073)
3.5% 6/1/49	(21,200,000)	(21,621,151)
3.5% 6/1/49	(3,100,000)	(3,161,583)
3.5% 6/1/49	(6,900,000)	(7,037,073)
3.5% 6/1/49	(1,700,000)	(1,733,772)
3.5% 6/1/49	(4,400,000)	(4,487,409)
3.5% 6/1/49	(3,950,000)	(4,028,469)
3.5% 6/1/49	(3,575,000)	(3,646,020)
3.5% 6/1/49	(3,950,000)	(4,028,469)
4% 6/1/49	(6,500,000)	(6,709,192)
4% 6/1/49	(23,900,000)	(24,669,183)
4.5% 6/1/49	(500,000)	(522,367)
4.5% 6/1/49	(700,000)	(731,313)
4.5% 6/1/49	(1,300,000)	(1,358,153)
4.5% 6/1/49	(15,600,000)	(16,297,838)
4.5% 6/1/49	(15,500,000)	(16,193,365)
4.5% 6/1/49	(250,000)	(261,183)
4.5% 6/1/49	(150,000)	(156,710)

TOTAL FANNIE MAE		(491,265,341)

Ginnie Mae
3% 6/1/49	(6,100,000)	(6,191,665)
3% 6/1/49	(10,300,000)	(10,454,778)
3% 6/1/49	(6,700,000)	(6,800,681)
3.5% 6/1/49	(34,850,000)	(35,822,482)
3.5% 6/1/49	(20,000,000)	(20,558,096)
4% 6/1/49	(600,000)	(620,632)

TOTAL GINNIE MAE		(80,448,334)

TOTAL TBA SALE COMMITMENTS
(Proceeds $567,602,465)		$(571,713,675)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.244% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	6,000,000	$(3,160)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.244% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	6,000,000	(109,200)
TOTAL WRITTEN SWAPTIONS			$(112,360)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	Sept. 2019	$2,109,375	$44,786	$44,786
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	436	Sept. 2019	55,263,000	(399,809)	(399,809)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	52	Sept. 2019	11,162,938	(28,925)	(28,925)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	75	Sept. 2019	8,802,539	(105,620)	(105,620)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	59	Sept. 2019	8,056,266	(188,881)	(188,881)

TOTAL SOLD					(723,235)

TOTAL FUTURES CONTRACTS					$(678,449)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,350,000	$13,284	$(3,839)	$9,445
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	3,560,000	14,116	(25,577)	(11,461)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	1,340,000	5,314	(9,146)	(3,832)

TOTAL CREDIT DEFAULT SWAPS						$32,714	$(38,562)	$(5,848)

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$9,104,000	$(221,161)	$0	$(221,161)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $468,906,868 or 2.8% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $636,040.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $362,570.

 (i) Level 3 security

 (j) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Affiliated Fund

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Security is perpetual in nature with no stated maturity date.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (r) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	3,880,910
Fidelity Mortgage Backed Securities Central Fund	22,724,535
Fidelity Specialized High Income Central Fund	7,295,985
Total	$33,901,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$--	$1,425,896,465	$1,470,054,216	$44,157,751	$--	$--	0.0%
Fidelity Specialized High Income Central Fund	--	228,631,344	--	--	4,660,313	233,291,657	27.9%
Total	$--	$1,654,527,809	$1,470,054,216	$44,157,751	$4,660,313	$233,291,657

 (a) Includes the value of shares delivered or redeemed through in-kind transactions, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Floating Rate High Income Fund	$--	$343,339,346	$--	$4,430,925	$--	$2,734,495	$346,073,841
Fidelity Inflation-Protected Bond Index Fund	--	81,883,146	2,847,858	1,721,602	43,661	2,818,631	81,897,580
Fidelity Investments Money Market Government Portfolio Institutional Class 2.31%	--	745,334,668	622,373,798	511,152	--	--	122,960,870
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.44%	--	349,457,734	349,459,680	166,902	1,946	--	--
Fidelity Limited Term Bond Fund	--	13,993,945	14,018,991	31,216	25,046	--	--
Fidelity New Markets Income Fund	--	150,899,381	--	2,899,381	--	2,795,045	153,694,426
Fidelity Total Bond Fund	--	1,000,709	998,759	1,021	(1,950)	--	--
Fidelity SAI Total Bond Fund	--	6,418,841,898	67,847,858	120,809,111	(78,345)	273,045,157	6,623,960,852
Fidelity SAI U.S. Treasury Bond Index Fund	--	1,751,677,709	59,247,631	10,132,442	446,734	53,208,094	1,746,084,906
Fidelity U.S. Bond Index Fund	--	344,163,403	--	2,617,727	--	10,058,963	354,222,366
Total	$--	$10,200,591,939	$1,116,794,575	$143,321,479	$437,092	$344,660,385	$9,428,894,841

 (a) Includes the value of securities received through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,945,763,945	$--	$1,945,763,945	$--
U.S. Government and Government Agency Obligations	2,429,001,507	--	2,429,001,507	--
U.S. Government Agency - Mortgage Securities	2,943,982,978	--	2,943,982,978	--
Asset-Backed Securities	173,856,583	--	173,277,638	578,945
Collateralized Mortgage Obligations	216,844,525	--	216,844,525	--
Commercial Mortgage Securities	215,482,617	--	215,482,617	--
Municipal Securities	37,524,636	--	37,524,636	--
Bank Notes	26,423,415	--	26,423,415	--
Fixed-Income Funds	9,539,225,628	9,539,225,628	--	--
Preferred Securities	14,672,563	--	14,672,563	--
Money Market Funds	357,097,696	357,097,696	--	--
Purchased Swaptions	7,211,481	--	7,211,481	--
Total Investments in Securities:	$17,907,087,574	$9,896,323,324	$8,010,185,305	$578,945
Derivative Instruments:
Assets
Futures Contracts	$44,786	$44,786	$--	$--
Swaps	32,714	--	32,714	--
Total Assets	$77,500	$44,786	$32,714	$--
Liabilities
Futures Contracts	$(723,235)	$(723,235)	$--	$--
Swaps	(221,161)	--	(221,161)	--
Written Swaptions	(112,360)	--	(112,360)	--
Total Liabilities	$(1,056,756)	$(723,235)	$(333,521)	$--
Total Derivative Instruments:	$(979,256)	$(678,449)	$(300,807)	$--
Other Financial Instruments:
TBA Sale Commitments	$(571,713,675)	$--	$(571,713,675)	$--
Total Other Financial Instruments:	$(571,713,675)	$--	$(571,713,675)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$32,714	$0
Total Credit Risk	32,714	0
Interest Rate Risk
Futures Contracts(b)	44,786	(723,235)
Purchased Swaptions(c)	7,211,481	0
Swaps(d)	0	(221,161)
Written Swaptions(e)	0	(112,360)
Total Interest Rate Risk	7,256,267	(1,056,756)
Total Value of Derivatives	$7,288,981	$(1,056,756)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,760,826,902)	$8,010,764,250
Fidelity Central Funds (cost $462,768,131)	467,428,483
Other affiliated issuers (cost $9,084,234,456)	9,428,894,841
Total Investment in Securities (cost $17,307,829,489)		$17,907,087,574
Cash		114,394
Receivable for investments sold		106,055,212
Receivable for premium on written options		99,900
Receivable for TBA sale commitments		567,602,465
Receivable for fund shares sold		27,699,489
Interest receivable		45,142,129
Distributions receivable from Fidelity Central Funds		684,038
Bi-lateral OTC swaps, at value		32,714
Prepaid expenses		59,579
Other receivables		1,910
Total assets		18,654,579,404
Liabilities
Payable for investments purchased
Regular delivery	$253,348,075
Delayed delivery	860,294,321
TBA sale commitments, at value	571,713,675
Payable for fund shares redeemed	8,154,841
Distributions payable	4,874,195
Accrued management fee	780,016
Payable for daily variation margin on futures contracts	406,140
Payable for daily variation margin on centrally cleared OTC swaps	78,207
Written options, at value (premium receivable $99,900)	112,360
Other affiliated payables	136,788
Other payables and accrued expenses	1,424,076
Total liabilities		1,701,322,694
Net Assets		$16,953,256,710
Net Assets consist of:
Paid in capital		$16,252,114,098
Total distributable earnings (loss)		701,142,612
Net Assets, for 1,619,745,446 shares outstanding		$16,953,256,710
Net Asset Value, offering price and redemption price per share ($16,953,256,710 ÷ 1,619,745,446 shares)		$10.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 16, 2018 (commencement of operations) to May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$604,829
Affiliated issuers		141,799,197
Interest		109,823,800
Income from Fidelity Central Funds		33,901,430
Total income		286,129,256
Expenses
Management fee	$26,278,587
Accounting fees and expenses	946,817
Custodian fees and expenses	65,047
Independent trustees' fees and expenses	78,536
Registration fees	3,507,349
Audit	63,302
Legal	13,922
Miscellaneous	29,388
Total expenses before reductions	30,982,948
Expense reductions	(21,114,477)
Total expenses after reductions		9,868,471
Net investment income (loss)		276,260,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,061,379
Fidelity Central Funds	44,157,712
Other affiliated issuers	437,092
Futures contracts	(2,538,858)
Swaps	64,476
Written options	5,981
Capital gain distributions from underlying funds:
Affiliated issuers	1,522,282
Total net realized gain (loss)		89,710,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	249,937,348
Fidelity Central Funds	4,660,352
Other affiliated issuers	344,660,385
Futures contracts	(678,449)
Swaps	(227,009)
Written options	(12,460)
Delayed delivery commitments	(4,111,210)
Total change in net unrealized appreciation (depreciation)		594,228,957
Net gain (loss)		683,939,021
Net increase (decrease) in net assets resulting from operations		$960,199,806

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 16, 2018 (commencement of operations) to May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$276,260,785
Net realized gain (loss)	89,710,064
Change in net unrealized appreciation (depreciation)	594,228,957
Net increase (decrease) in net assets resulting from operations	960,199,806
Distributions to shareholders	(256,473,495)
Total distributions	(256,473,495)
Share transactions
Proceeds from sales of shares	17,598,568,820
Reinvestment of distributions	246,045,283
Cost of shares redeemed	(1,595,083,704)
Net increase (decrease) in net assets resulting from share transactions	16,249,530,399
Total increase (decrease) in net assets	16,953,256,710
Net Assets
Beginning of period	–
End of period	$16,953,256,710
Other Information
Shares
Sold	1,753,157,417
Issued in reinvestment of distributions	24,075,678
Redeemed	(157,487,649)
Net increase (decrease)	1,619,745,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Core Income Fund

Years ended May 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.209
Net realized and unrealized gain (loss)	.445
Total from investment operations	.654
Distributions from net investment income	(.182)
Distributions from net realized gain	(.002)
Total distributions	(.184)
Net asset value, end of period	$10.47
Total ReturnC,D	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.12%G
Expenses net of all reductions	.12%G
Net investment income (loss)	3.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,953,257
Portfolio turnover rateH	124%G,I

 A For the period October 16, 2018 (commencement of operations) to May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expense of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,910 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, swaps, futures and options transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$613,184,648
Gross unrealized depreciation	(12,812,039)
Net unrealized appreciation (depreciation)	$600,372,609
Tax Cost	$17,302,314,003

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$103,570,264
Net unrealized appreciation (depreciation) on securities and other investments	$597,574,257

The tax character of distributions paid was as follows:

May 31, 2019(a)
Ordinary Income	$256,473,495

 (a) For the period October 16, 2018 (commencement of operations) to May 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(13,715)	$(5,848)
Total Credit Risk	$(13,715)	$(5,848)
Interest Rate Risk
Futures Contracts	$(2,538,858)	$(678,449)
Purchased Options	(110,281)	853,075
Written Options	5,981	(12,460)
Swaps	78,191	(221,161)
Total Interest Rate Risk	(2,564,967)	(58,995)
Totals	$(2,578,682)	$(64,843)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, certain in-kind transactions, and U.S. government securities, aggregated $11,111,600,121 and $2,758,461,997, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $11,732,065,150 in exchange for 1,175,557,630 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund completed an exchange in-kind with Fidelity SAI Total Bond Fund. The Fund delivered investments, including accrued interest, and cash valued at $5,539,897,218 in exchange for 553,989,722 shares of the Fidelity SAI Total Bond Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Mortgage Backed Securities Central Fund. The Fund redeemed 13,696,583 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash with a value of $1,470,054,216. The net realized gains of $44,157,751 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss) on Investment securities: Other affiliated issuers" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,022 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $ 21,114,477.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Specialized High Income Central Fund	28%
Fidelity SAI U.S. Treasury Bond Index Fund	31%
Fidelity SAI Total Bond Fund	50%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity Core Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity Core Income Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 16, 2018 (commencement of operations) through May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period October 16, 2018 (commencement of operations) through May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 19, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.09%	$1,000.00	$1,067.90	$.46
Hypothetical-C		$1,000.00	$1,024.48	$.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Fidelity Core Income Fund voted to pay on July 15th, 2019, to shareholders of record at the opening of business on July 12th, 2019, a distribution of $0.053 per share derived from capital gains realized from sales of portfolio securities.

A total of 14.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $99,626,977 of distributions paid during the period January 1, 2019 to May 31, 2019 as qualifying to be taxed as interest-related dividends for non-resident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

COI-ANN-0719
1.9887939.100

Strategic Advisers® Fidelity® Emerging Markets Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Strategic Advisers® Fidelity® Emerging Markets Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Fidelity® Emerging Markets Fund on October 30, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$10,863	Strategic Advisers® Fidelity® Emerging Markets Fund
$10,775	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  Emerging markets (EM) stocks returned -8.66% for the 12 months ending May 31, 2019, as measured by the MSCI Emerging Market Index, lagging international developed market equities, in U.S.-dollar terms. EM stocks rebounded sharply in the first quarter of 2019, following a turbulent fourth quarter of 2018, marked by trade tension between the U.S. and China, along with increasing concern about slowing global economic growth. South Korea and China were among the poorest performing countries in the index, hampered by trade uncertainty, disappointing corporate profits and weakening economic growth. On the positive side, Brazil and Russia were the best performers, as these oil-producing nations benefited from a recovery in crude prices during the second half of the period. Moreover, Brazil's market also received a boost from the election of a new president who many investors believe will implement market-friendly reforms. Value stocks outpaced their growth counterparts, fueled by strength in the energy (+8%) sector, which was the top-performer for the period, and one of only two sectors to post a positive return, the other being financials (+1%). Conversely, health care (-28%), consumer discretionary (-18%) and communication services (-16%) stocks fared the worst.

Comments from Co-Portfolio Manager Antonio Martinez:  From its inception on October 30, 2018 through May 31, 2019, the Fund gained 8.63%, outpacing the 7.75% advance of the benchmark MSCI Emerging Markets Index. For this abbreviated period, I'm pleased to report that all of the Fund's underlying managers contributed to relative performance. The top contributors versus the benchmark were Fidelity® Emerging Markets Fund, the Global Emerging Markets strategy managed by sub-adviser FIL®, and two strategies from sub-adviser FIAM®: Concentrated Emerging Markets and Select Emerging Markets Equity. Strong stock selection in China was a common theme across the leading contributors, particularly in consumer-related sectors, as well as in financials and communication services. FIAM's Concentrated EM strategy – a core approach that typically maintains a relatively small number of holdings – also benefited from picks in Argentina and South Africa. Initially, all of the Fund's assets were allocated to Fidelity® SAI® Emerging Markets Index Fund. In December, however, those assets were diversified across six different actively managed strategies. At period end, Fidelity SAI Emerging Markets Index Fund was still the Fund's largest holding, representing about 28% of total assets. FIAM's Select Emerging Markets Equity strategy, a core strategy with a growth bias, and growth-oriented Fidelity Emerging Markets Fund, were the second-largest allocations, each accounting for about 15% of Fund assets.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Emerging Markets Index Fund	27.8
Fidelity Emerging Markets Fund	14.5
Fidelity SAI Emerging Markets Low Volatility Index Fund	4.3
iShares MSCI South Korea Index ETF	3.9
iShares MSCI India ETF	3.0
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9
Tencent Holdings Ltd.	2.4
Naspers Ltd. Class N	1.7
Alibaba Group Holding Ltd. sponsored ADR	1.2
HDFC Bank Ltd. sponsored ADR	1.1
62.8

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Common Stocks	37.1%
Preferred Stocks	1.1%
Diversifed Emerging Markets Funds	53.8%
Short-Term Investments and Net Other Assets (Liabilities)	8.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Common Stocks - 37.1%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.3%
China Telecom Corp. Ltd. (H Shares)	2,270,000	$1,140,856
China Unicom Ltd.	584,000	614,336
HKBN Ltd.	88,500	140,886
HKT Trust/HKT Ltd. unit	107,000	168,698
PT Telekomunikasi Indonesia Tbk Series B	7,371,900	2,019,698
Telkom SA Ltd.	358,120	2,254,991
		6,339,465
Entertainment - 0.1%
NetEase, Inc. ADR	10,265	2,551,982
Interactive Media & Services - 2.7%
Baidu.com, Inc. sponsored ADR (a)	10,762	1,183,820
Mail.Ru Group Ltd. GDR (Reg. S) (a)	65,782	1,503,777
Momo, Inc. ADR	35,730	985,076
Tencent Holdings Ltd.	1,129,700	47,105,842
Yandex NV Series A (a)	44,140	1,585,509
YY, Inc. ADR (a)	824	56,403
		52,420,427
Media - 0.1%
ITE Group PLC	1,268,900	1,257,698
Pico Far East Holdings Ltd.	1,772,000	542,480
		1,800,178
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	96,910	1,359,647
China Mobile Ltd.	155,500	1,358,286
MTN Group Ltd.	119,424	841,512
Safaricom Ltd.	6,788,200	1,841,266
		5,400,711

TOTAL COMMUNICATION SERVICES		68,512,763

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.2%
Brilliance China Automotive Holdings Ltd.	938,000	954,805
Guangzhou Automobile Group Co. Ltd. (H Shares)	174,000	167,795
PT Astra International Tbk (b)	2,833,000	1,478,777
		2,601,377
Diversified Consumer Services - 0.3%
Estacio Participacoes SA	253,800	1,904,818
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	49,185	4,212,695
TAL Education Group ADR (a)	8,680	298,679
		6,416,192
Hotels, Restaurants & Leisure - 0.1%
City Lodge Hotels Ltd.	186,500	1,395,589
Galaxy Entertainment Group Ltd.	19,000	114,879
Huazhu Group Ltd. ADR	7,903	241,832
Sands China Ltd.	43,600	197,435
Shangri-La Asia Ltd.	88,000	112,251
Yum China Holdings, Inc.	7,680	307,277
		2,369,263
Household Durables - 0.8%
Midea Group Co. Ltd. (A Shares)	931,400	6,690,433
Qingdao Haier Co. Ltd. (A Shares)	2,267,200	5,220,634
Techtronic Industries Co. Ltd.	374,500	2,388,530
		14,299,597
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	161,695	24,134,596
Ctrip.com International Ltd. ADR (a)	52,490	1,814,054
JD.com, Inc. sponsored ADR (a)	233,595	6,017,407
MakeMyTrip Ltd. (a)	50,089	1,177,092
Meituan Dianping Class B	661,100	5,106,110
MercadoLibre, Inc. (a)	10,482	5,980,191
Naspers Ltd. Class N	147,414	33,234,713
Pinduoduo, Inc. ADR (c)	50,590	982,458
		78,446,621
Leisure Products - 0.0%
Goodbaby International Holdings Ltd.	794,000	182,306
Multiline Retail - 0.1%
Poya International Co. Ltd.	182,000	2,158,012
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	231,800	198,106
Foschini Ltd.	68,015	822,274
Mr Price Group Ltd.	198,400	2,685,287
Suning.com Co. Ltd. (A Shares)	53,235	83,572
Zhongsheng Group Holdings Ltd. Class H	1,823,500	4,591,576
		8,380,815
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	9,879	2,827,506
Anta Sports Products Ltd.	858,000	5,253,363
Best Pacific International Holdings Ltd.	324,000	114,481
China Tower Corp. Ltd. (H Shares) (d)	4,168,000	935,727
Regina Miracle International Holdings Ltd. (d)	168,000	141,651
Samsonite International SA (d)	819,599	1,683,202
Shenzhou International Group Holdings Ltd.	492,100	5,803,221
Steinhoff Africa Retail Ltd. (d)	932,519	1,141,462
Stella International Holdings Ltd.	59,000	97,837
		17,998,450

TOTAL CONSUMER DISCRETIONARY		132,852,633

CONSUMER STAPLES - 3.5%
Beverages - 1.1%
China Resources Beer Holdings Co. Ltd.	828,000	3,622,708
Compania Cervecerias Unidas SA	159,200	2,153,907
Fomento Economico Mexicano S.A.B. de CV unit	111,100	1,032,842
Kweichow Moutai Co. Ltd. (A Shares)	90,755	11,697,603
Thai Beverage PCL	4,479,500	2,641,330
		21,148,390
Food & Staples Retailing - 0.7%
Atacadao Distribuicao Comercio e Industria Ltda	953,400	5,624,743
C.P. ALL PCL (For. Reg.)	923,500	2,324,783
Dairy Farm International Holdings Ltd.	233,700	1,787,805
President Chain Store Corp.	22,000	209,942
Sun Art Retail Group Ltd.	202,000	176,245
Wal-Mart de Mexico SA de CV Series V	938,000	2,647,147
		12,770,665
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	59,400	251,880
China Mengniu Dairy Co. Ltd.	2,720,000	9,940,366
Delfi Ltd.	2,476,700	2,325,794
Gruma S.A.B. de CV Series B	158,570	1,512,256
Inner Mongoli Yili Industries Co. Ltd.:
(A Shares)	87,000	378,113
(A Shares)	1,847,967	8,031,497
Unified-President Enterprises Corp.	810,000	2,087,788
Vietnam Dairy Products Corp.	11,730	64,872
WH Group Ltd. (d)	1,101,000	991,519
		25,584,085
Household Products - 0.1%
Vinda International Holdings Ltd.	1,501,000	2,684,340
Personal Products - 0.2%
Natura Cosmeticos SA	238,400	3,644,091
Tobacco - 0.1%
Philip Morris International, Inc.	28,500	2,198,205

TOTAL CONSUMER STAPLES		68,029,776

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	154,000	137,704
SPT Energy Group, Inc. (a)	166,000	16,728
		154,432
Oil, Gas & Consumable Fuels - 2.3%
China Petroleum & Chemical Corp. (H Shares)	8,108,000	5,398,749
China Shenhua Energy Co. Ltd. (H Shares)	256,500	526,771
CNOOC Ltd.	1,972,000	3,203,875
CNOOC Ltd. sponsored ADR	18,282	2,968,448
Gazprom OAO	608,129	1,996,700
Gazprom OAO sponsored ADR (Reg. S)	150,149	986,479
Lukoil PJSC	59,550	4,778,991
Lukoil PJSC sponsored ADR	30,994	2,496,877
NOVATEK OAO GDR (Reg. S)	26,402	5,412,410
Oil Search Ltd. ADR	450,287	2,202,167
PetroChina Co. Ltd. (H Shares)	886,000	491,626
Petroleo Brasileiro SA - Petrobras (ON)	429,500	3,089,944
Pilipinas Shell Petroleum Corp.	2,776,200	2,229,163
Tupras Turkiye Petrol Rafinerileri A/S	214,918	4,832,934
Ultrapar Participacoes SA	685,800	3,614,303
		44,229,437

TOTAL ENERGY		44,383,869

FINANCIALS - 9.6%
Banks - 6.9%
Abu Dhabi Commercial Bank PJSC (e)	924,418	2,260,080
Axis Bank Ltd. GDR (Reg. S) (a)	59,400	3,445,200
Banco de Chile (a)	14,819,000	2,127,398
Banco del Bajio SA (d)	798,400	1,542,721
Banco do Brasil SA	134,000	1,770,639
Banco Macro SA sponsored ADR	15,602	778,228
Bancolombia SA sponsored ADR	12,290	577,261
Bank of China Ltd. (H Shares)	5,459,000	2,263,108
Bank Polska Kasa Opieki SA	20,353	564,225
Barclays Africa Group Ltd.	203,629	2,362,537
BOC Hong Kong (Holdings) Ltd.	52,500	201,574
Capitec Bank Holdings Ltd.	34,157	3,093,470
China Construction Bank Corp. (H Shares)	7,483,000	5,923,927
China Merchants Bank Co. Ltd. (H Shares)	1,732,000	8,384,754
Credicorp Ltd. (United States)	6,970	1,559,886
E.SUN Financial Holdings Co. Ltd.	2,994,000	2,600,837
Grupo Financiero Banorte S.A.B. de CV Series O	1,577,229	8,577,937
Guaranty Trust Bank PLC	24,576,200	2,160,245
Guaranty Trust Bank PLC GDR (Reg. S)	133,877	572,994
Hang Seng Bank Ltd.	9,500	238,120
HDFC Bank Ltd. sponsored ADR	169,479	21,042,513
Industrial & Commercial Bank of China Ltd. (H Shares)	20,590,000	14,707,987
Kasikornbank PCL (For. Reg.)	804,800	4,763,258
King's Town Bank	782,000	823,106
Mega Financial Holding Co. Ltd.	562,000	552,343
National Bank of Abu Dhabi PJSC (a)	621,064	2,512,663
OTP Bank PLC	59,697	2,493,198
PT Bank Central Asia Tbk	4,421,400	9,014,730
PT Bank Mandiri (Persero) Tbk	8,858,600	4,763,689
PT Bank Rakyat Indonesia Tbk	6,956,700	1,998,421
Qatar National Bank SAQ (a)	19,543	1,009,017
Regional S.A.B. de CV	83,700	405,373
Sberbank of Russia	3,499,225	12,413,331
Sberbank of Russia sponsored ADR	465,449	6,725,738
		134,230,508
Capital Markets - 0.2%
BM&F BOVESPA SA	331,600	3,090,409
CITIC Securities Co. Ltd. (H Shares)	181,000	329,698
Hong Kong Exchanges and Clearing Ltd.	5,200	165,428
Huatai Securities Co. Ltd. (H Shares) (d)	235,600	373,255
Noah Holdings Ltd. sponsored ADR (a)	16,255	621,754
		4,580,544
Consumer Finance - 0.0%
Network International Holdings PLC (d)	98,800	694,488
Diversified Financial Services - 0.7%
Ayala Corp.	133,900	2,360,977
Chailease Holding Co. Ltd.	1,297,000	4,790,454
Far East Horizon Ltd.	2,199,000	2,342,182
Old Mutual Ltd.	2,611	3,771
Prosegur Cash SA (d)	639,005	1,200,720
Remgro Ltd.	140,300	1,783,434
		12,481,538
Insurance - 1.8%
AIA Group Ltd.	2,123,200	19,945,784
China Life Insurance Co. Ltd. (H Shares)	2,282,000	5,315,463
China Pacific Insurance (Group) Co. Ltd. (H Shares)	331,000	1,224,433
Discovery Ltd.	147,442	1,404,248
Fubon Financial Holding Co. Ltd.	141,000	193,337
IRB Brasil Resseguros SA	29,300	760,734
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	546,000	6,058,532
		34,902,531

TOTAL FINANCIALS		186,889,609

HEALTH CARE - 0.8%
Biotechnology - 0.0%
Wuxi Biologics (Cayman), Inc. (a)(d)	31,000	293,014
Health Care Providers & Services - 0.4%
Aier Eye Hospital Group Co. Ltd. (A Shares)	44,100	244,546
NMC Health PLC	75,100	2,139,115
Notre Dame Intermedica Participacoes SA	355,700	3,716,587
Sinopharm Group Co. Ltd. (H Shares)	437,200	1,642,383
		7,742,631
Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	134,800	1,298,804
WuXi AppTec Co. Ltd. (H Shares) (d)	4,000	43,804
		1,342,608
Pharmaceuticals - 0.3%
China Resources Pharmaceutical Group Ltd. (d)	1,819,500	2,376,626
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	287,754	1,148,099
CSPC Pharmaceutical Group Ltd.	590,000	951,279
CStone Pharmaceuticals Co. Ltd. (a)(d)	575,500	844,213
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	24,980	224,874
Lijun International Pharmaceutical Holding Ltd.	214,000	170,063
Sino Biopharmaceutical Ltd.	231,000	233,076
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	328,800	710,456
		6,658,686

TOTAL HEALTH CARE		16,036,939

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
Elbit Systems Ltd. (c)	36,465	5,182,406
Airlines - 0.4%
Azul SA sponsored ADR (a)	64,900	1,932,073
Copa Holdings SA Class A	56,654	5,076,765
		7,008,838
Construction & Engineering - 0.2%
Sinopec Engineering Group Co. Ltd. (H Shares)	3,958,000	3,221,108
Electrical Equipment - 0.2%
BizLink Holding, Inc.	141,000	873,930
Voltronic Power Technology Corp.	142,000	2,660,643
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	102,300	550,677
		4,085,250
Industrial Conglomerates - 0.0%
CK Hutchison Holdings Ltd.	45,500	429,779
Quinenco SA	222,000	566,471
		996,250
Machinery - 0.5%
Airtac International Group	393,000	4,061,822
China International Marine Containers Group Co. Ltd.:
rights (a)(f)	1,009	1,061
(H Shares)	38,400	42,272
Estun Automation Co. Ltd. (A Shares)	59,746	79,604
Han's Laser Technology Industry Group Co. Ltd. (A Shares)	29,600	142,020
HIWIN Technologies Corp.	183,000	1,383,726
Shenzhen Inovance Technology Co. Ltd. (A Shares)	849,200	2,785,573
TK Group Holdings Ltd.	2,564,000	1,304,968
Weichai Power Co. Ltd. (H Shares)	105,000	159,652
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	226,600	132,673
		10,093,371
Marine - 0.1%
SITC International Holdings Co. Ltd.	2,995,000	3,052,478
Professional Services - 0.2%
51job, Inc. sponsored ADR (a)	15,000	1,055,250
Sporton International, Inc.	460,000	2,785,492
		3,840,742
Road & Rail - 0.3%
Localiza Rent A Car SA	276,800	2,683,386
Rumo SA (a)	490,900	2,422,004
		5,105,390
Transportation Infrastructure - 0.5%
Cosco Shipping International Hk Co. Ltd.	228,000	76,780
Grupo Aeroportuario Norte S.A.B. de CV	379,600	2,291,110
Shanghai International Airport Co. Ltd. (A Shares)	690,185	6,910,846
		9,278,736

TOTAL INDUSTRIALS		51,864,569

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.0%
Hytera Communications Corp. Ltd. (A Shares)	69,300	86,412
Shenzhen Sunway Communication Co. Ltd. (A Shares)	11,200	36,106
Xiaomi Corp. Class B (d)	99,400	121,468
		243,986
Electronic Equipment & Components - 0.4%
AVIC Jonhon OptronicTechnology Co. Ltd.	493,220	2,357,170
Chaozhou Three-Circle Group Co. (A Shares)	18,600	50,857
China Railway Signal & Communications Corp. (H Shares) (d)	104,000	68,453
Chroma ATE, Inc.	202,000	832,541
E Ink Holdings, Inc.	131,000	132,902
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	62,500	224,837
Hollysys Automation Technologies Ltd.	7,698	137,178
Hon Hai Precision Industry Co. Ltd. (Foxconn)	282,000	660,700
Largan Precision Co. Ltd.	15,000	1,792,848
Sunny Optical Technology Group Co. Ltd.	118,400	1,009,629
		7,267,115
Internet Software & Services - 0.0%
Sogou, Inc. ADR (a)	8,150	33,986
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A	112,308	6,955,234
Infosys Ltd. sponsored ADR	913,511	9,564,460
		16,519,694
Semiconductors & Semiconductor Equipment - 3.2%
ASM Pacific Technology Ltd.	204,400	1,982,846
MediaTek, Inc.	249,000	2,455,107
Parade Technologies Ltd.	42,000	649,134
Realtek Semiconductor Corp.	114,000	722,846
Semiconductor Manufacturing International Corp. (a)	164,500	197,873
Taiwan Semiconductor Manufacturing Co. Ltd.	4,223,000	31,279,190
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	645,551	24,756,881
		62,043,877
Software - 0.1%
Bilibili, Inc. ADR (a)(c)	7,513	101,426
iFlytek Co. Ltd. (A Shares)	15,300	64,435
Kingsoft Corp. Ltd.	156,000	429,821
Koolearn Technology Holding Ltd. (a)(d)	718,500	892,678
		1,488,360
Technology Hardware, Storage & Peripherals - 0.4%
Catcher Technology Co. Ltd.	360,000	2,191,364
Lenovo Group Ltd.	416,000	289,200
Samsung Electronics Co. Ltd. GDR	5,565	4,989,023
		7,469,587

TOTAL INFORMATION TECHNOLOGY		95,066,605

MATERIALS - 2.0%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp.	66,000	224,938
PhosAgro OJSC GDR (Reg. S)	158,684	2,042,263
Sasol Ltd.	28,374	711,835
Scientex Bhd	681,200	1,367,114
Sinofert Holdings Ltd.	1,128,000	130,936
		4,477,086
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (A Shares)	46,900	268,631
Siam Cement PCL (For. Reg.)	402,300	5,739,886
		6,008,517
Containers & Packaging - 0.1%
Greatview Aseptic Pack Co. Ltd.	2,190,000	1,223,565
Metals & Mining - 1.1%
Alrosa Co. Ltd.	1,227,130	1,653,841
Aluminum Corp. of China Ltd. (H Shares) (a)	328,000	117,986
AngloGold Ashanti Ltd.	75,693	1,007,801
China Molybdenum Co. Ltd. (H Shares)	495,000	155,328
Compania de Minas Buenaventura SA sponsored ADR	355,820	5,397,789
Evraz PLC	215,816	1,604,331
Grupo Mexico SA de CV Series B	1,543,788	3,852,627
Impala Platinum Holdings Ltd. (a)	590,189	2,350,019
MMG Ltd. (a)	4,072,000	1,241,408
Novolipetsk Steel OJSC GDR (Reg. S)	26,588	699,264
Severstal PAO	24,630	390,277
Vale SA	189,000	2,360,122
Vale SA sponsored ADR	109,444	1,364,767
Zijin Mining Group Co. Ltd. (H Shares)	560,000	197,869
		22,393,429
Paper & Forest Products - 0.3%
Nine Dragons Paper (Holdings) Ltd.	864,000	688,815
Suzano Papel e Celulose SA	548,517	4,484,365
		5,173,180

TOTAL MATERIALS		39,275,777

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	53,500	640,126
Real Estate Management & Development - 0.7%
Ayala Land, Inc.	8,206,400	7,793,876
Cheung Kong Property Holdings Ltd.	25,000	180,814
China Overseas Land and Investment Ltd.	546,000	1,894,394
China Resources Land Ltd.	114,000	463,879
China Vanke Co. Ltd. (H Shares)	48,900	173,093
Longfor Properties Co. Ltd.	652,000	2,391,081
Sun Hung Kai Properties Ltd.	3,000	47,490
Wharf Real Estate Investment Co. Ltd.	77,000	525,968
		13,470,595

TOTAL REAL ESTATE		14,110,721

UTILITIES - 0.2%
Electric Utilities - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	38,500	297,361
CLP Holdings Ltd.	9,000	101,772
Equatorial Energia SA	95,200	2,090,108
		2,489,241
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	58,000	277,809
Independent Power and Renewable Electricity Producers - 0.1%
Central Puerto SA sponsored ADR	107,525	867,727
China Resources Power Holdings Co. Ltd.	68,000	99,057
Huaneng Renewables Corp. Ltd. (H Shares)	444,000	120,068
		1,086,852
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	444,000	94,016

TOTAL UTILITIES		3,947,918

TOTAL COMMON STOCKS
(Cost $693,576,691)		720,971,179

Nonconvertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	54,500	667,370
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	195,166	2,816,245
FINANCIALS - 0.9%
Banks - 0.9%
Banco Bradesco SA (PN)	500,020	4,714,826
Itau Unibanco Holding SA	315,500	2,814,129
Itau Unibanco Holding SA sponsored ADR	506,509	4,507,930
Itausa-Investimentos Itau SA (PN)	200,400	632,770
Sberbank of Russia	1,791,409	5,628,705
		18,298,360
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,239,560)		21,781,975

Equity Funds - 53.8%
Diversified Emerging Markets Funds - 53.8%
Fidelity Emerging Markets Fund (g)	9,369,686	282,308,645
Fidelity SAI Emerging Markets Index Fund (g)	41,541,943	539,214,411
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	8,576,763	84,223,808
iShares MSCI India ETF (c)	1,641,829	59,073,007
iShares MSCI South Korea Index ETF	1,359,582	75,551,972
WisdomTree India Earnings ETF (c)	186,500	4,929,195
TOTAL EQUITY FUNDS
(Cost $1,037,295,424)		1,045,301,038
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.31% to 2.43% 6/6/19 to 8/29/19 (h)
(Cost $6,892,390)	6,910,000	6,893,595
	Shares

Money Market Funds - 7.6%
Fidelity Cash Central Fund 2.41% (i)	15,011,451	15,014,453
Fidelity Securities Lending Cash Central Fund 2.42% (i)(j)	1,580,596	1,580,754
Invesco Government & Agency Portfolio Institutional Class 2.30% (k)	132,104,327	132,104,327
TOTAL MONEY MARKET FUNDS
(Cost $148,679,486)		148,699,534
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,906,683,551)		1,943,647,321
NET OTHER ASSETS (LIABILITIES) - 0.0%		205,207
NET ASSETS - 100%		$1,943,852,528

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,523	June 2019	$126,175,230	$(4,737,667)	$(4,737,667)

The notional amount of futures purchased as a percentage of Net Assets is 6.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $78,473,810.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,345,001 or 0.7% of net assets.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,787,823.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

 (k) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$299,322
Fidelity Securities Lending Cash Central Fund	21,074
Total	$320,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$--	$960,980,949	$675,000,000	$5,480,949	$(20,873,242)	$17,200,938	$282,308,645
Fidelity SAI Emerging Markets Index Fund	--	585,274,356	37,876,725	12,473,230	(1,469,252)	(6,713,968)	539,214,411
Fidelity SAI Emerging Markets Low Volatility Index Fund	--	86,500,000	--	--	--	(2,276,192)	84,223,808
Total	$--	$1,632,755,305	$712,876,725	$17,954,179	$(22,342,494)	$8,210,778	$905,746,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$69,180,133	$18,081,971	$51,098,162	$--
Consumer Discretionary	132,852,633	99,617,920	33,234,713	--
Consumer Staples	68,029,776	68,029,776	--	--
Energy	47,200,114	36,728,922	10,471,192	--
Financials	205,187,969	147,146,178	58,041,791	--
Health Care	16,036,939	16,036,939	--	--
Industrials	51,864,569	51,863,508	--	1,061
Information Technology	95,066,605	63,787,415	31,279,190	--
Materials	39,275,777	37,556,141	1,719,636	--
Real Estate	14,110,721	14,110,721	--	--
Utilities	3,947,918	3,947,918	--	--
Equity Funds	1,045,301,038	1,045,301,038	--	--
Other Short-Term Investments	6,893,595	--	6,893,595	--
Money Market Funds	148,699,534	148,699,534	--	--
Total Investments in Securities:	$1,943,647,321	$1,750,907,981	$192,738,279	$1,061
Derivative Instruments:
Liabilities
Futures Contracts	$(4,737,667)	$(4,737,667)	$--	$--
Total Liabilities	$(4,737,667)	$(4,737,667)	$--	$--
Total Derivative Instruments:	$(4,737,667)	$(4,737,667)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,737,667)
Total Equity Risk	0	(4,737,667)
Total Value of Derivatives	$0	$(4,737,667)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including securities loaned of $1,534,425) — See accompanying schedule: Unaffiliated issuers (cost $992,572,306)	$1,021,305,250
Fidelity Central Funds (cost $16,575,159)	16,595,207
Other affiliated issuers (cost $897,536,086)	905,746,864
Total Investment in Securities (cost $1,906,683,551)		$1,943,647,321
Cash		207,659
Foreign currency held at value (cost $4,170,216)		4,160,334
Receivable for investments sold
Regular delivery		2,473,792
Delayed delivery		25,722
Receivable for fund shares sold		3,174,488
Dividends receivable		1,894,214
Interest receivable		190,767
Distributions receivable from Fidelity Central Funds		36,454
Receivable for daily variation margin on futures contracts		609,752
Prepaid expenses		16,119
Other receivables		26,442
Total assets		1,956,463,064
Liabilities
Payable for investments purchased
Regular delivery	$8,698,796
Delayed delivery	668,347
Payable for fund shares redeemed	1,006,180
Accrued management fee	366,664
Other affiliated payables	71,473
Other payables and accrued expenses	217,931
Collateral on securities loaned	1,581,145
Total liabilities		12,610,536
Net Assets		$1,943,852,528
Net Assets consist of:
Paid in capital		$1,926,000,664
Total distributable earnings (loss)		17,851,864
Net Assets, for 181,477,912 shares outstanding		$1,943,852,528
Net Asset Value, offering price and redemption price per share ($1,943,852,528 ÷ 181,477,912 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 30, 2018 (commencement of operations) to May 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$9,459,420
Affiliated issuers		17,879,439
Interest		767,815
Income from Fidelity Central Funds		320,396
Income before foreign taxes withheld		28,427,070
Less foreign taxes withheld		(601,435)
Total income		27,825,635
Expenses
Management fee	$4,100,897
Accounting and security lending fees	396,059
Custodian fees and expenses	97,942
Independent trustees' fees and expenses	7,792
Registration fees	421,956
Audit	44,832
Legal	1,061
Miscellaneous	3,473
Total expenses before reductions	5,074,012
Expense reductions	(2,301,430)
Total expenses after reductions		2,772,582
Net investment income (loss)		25,053,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(501,166)
Fidelity Central Funds	(24,096)
Other affiliated issuers	(22,342,494)
Foreign currency transactions	(768,889)
Futures contracts	5,923,447
Capital gain distributions from underlying funds:
Affiliated issuers	74,740
Total net realized gain (loss)		(17,638,458)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,732,944
Fidelity Central Funds	20,048
Other affiliated issuers	8,210,778
Assets and liabilities in foreign currencies	(20,750)
Futures contracts	(4,737,667)
Total change in net unrealized appreciation (depreciation)		32,205,353
Net gain (loss)		14,566,895
Net increase (decrease) in net assets resulting from operations		$39,619,948

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 30, 2018 (commencement of operations) to May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,053,053
Net realized gain (loss)	(17,638,458)
Change in net unrealized appreciation (depreciation)	32,205,353
Net increase (decrease) in net assets resulting from operations	39,619,948
Distributions to shareholders	(21,398,596)
Total distributions	(21,398,596)
Share transactions
Proceeds from sales of shares	2,070,722,339
Reinvestment of distributions	21,366,662
Cost of shares redeemed	(166,457,825)
Net increase (decrease) in net assets resulting from share transactions	1,925,631,176
Total increase (decrease) in net assets	1,943,852,528
Net Assets
Beginning of period	–
End of period	$1,943,852,528
Other Information
Shares
Sold	194,955,636
Issued in reinvestment of distributions	2,130,275
Redeemed	(15,607,999)
Net increase (decrease)	181,477,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Emerging Markets Fund

Year ended May 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.67
Total from investment operations	.85
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$10.71
Total ReturnC,D	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G
Expenses net of fee waivers, if any	.32%G
Expenses net of all reductions	.31%G
Net investment income (loss)	2.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,943,853
Portfolio turnover rateH	125%G

 A For the period October 30, 2018 (commencement of operations) to May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $9 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,604,456
Gross unrealized depreciation	(47,800,288)
Net unrealized appreciation (depreciation)	$32,804,168
Tax Cost	$1,910,843,153

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,570,556
Capital loss carryforward	$(17,498,944)
Net unrealized appreciation (depreciation) on securities and other investments	$32,780,261

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,498,944)

The tax character of distributions paid was as follows:

May 31, 2019(a)
Ordinary Income	$21,398,596

 (a) For the period October 30, 2018 (commencement of operations) to May 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $2,851,092,361 and $1,077,131,457, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

During June 2019, the Board approved that effective July 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,716 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,820.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $374 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,074.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $2,226,492.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,500 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custody credits amounted to $43,438.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	15%
Fidelity SAI Emerging Markets Low Volatility Index Fund	12%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity Emerging Markets Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity Emerging Markets Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the “Fund”) as of May 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 30, 2018 (commencement of operations) through May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period October 30, 2018 (commencement of operations) through May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 14 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mary C. Farrell serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other Boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, and Fidelity's equity and high income funds. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2018

Trustee

Mr. Hogan also serves as Trustee of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), a Director of Strategic Advisers LLC (2018-present), and a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as President of FMR Co., Inc. (2009-2018), a Vice President of Fidelity's Equity and High Income funds (2009-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich previously was a founder, Chief Executive Officer, and Chairman of AEW Capital Management, L.P. (then “Aldrich, Eastman and Waltch, L.P.”). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member Emeritus of the Board of Trustees of the Museum of Fine Arts Boston and an Overseer of the Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell serves as Chairman of the Board of Trustees of Yale-New Haven Hospital and on the Yale New Haven Health System Board and previously served as Trustee on the Board of Overseers of the New York University Stern School of Business.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present) and Chief Executive Officer (2013-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Advisory Board Member of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Trustee of the Brigham and Women’s Hospital (2016-present), Overseer of the Boston Symphony Orchestra (2014-present), Member of the Board of Directors of The Advertising Council, Inc. (2016-present), and Member of the Ron Burton Training Village Executive Board of Advisors (2018-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

Heidi L. Steiger (1953)

Year of Election or Appointment: 2017

Trustee

Ms. Steiger also serves as Trustee of other funds. Ms. Steiger serves as a member of the Global Advisory Board and Of Counsel to Signum Global Advisors (international policy and strategy, 2018-present), a guest lecturer in the joint degree program in Global Luxury Management at North Carolina State University (Raleigh, NC) and Skema (Paris) (2018-present), Managing Partner of Topridge Associates, LLC (consulting, 2005-present), a Non-Executive Director of CrowdBureau Corporation (financial technology company and index provider, 2018-present), and a member of the Board of Directors (2013-present) and Chair of the Audit Committee and member of the Membership and Executive Committees (2017-present) of Business Executives for National Security (nonprofit). Previously, Ms. Steiger served as Eastern Region President of The Private Client Reserve of U.S. Bancorp (banking and financial services, 2010-2015), Advisory Director of Berkshire Capital Securities, LLC (financial services, 2009-2010), President and Senior Advisor of Lowenhaupt Global Advisors, LLC (financial services, 2005-2007), and President and Contributing Editor of Worth Magazine (2004-2005) and held a variety of positions at Neuberger Berman Group, LLC (financial services, 1986-2004), including Partner and Executive Vice President and Global Head of Private Asset Management at Neuberger Berman (1999-2004). Ms. Steiger also served as a member of the Board of Directors of Nuclear Electric Insurance Ltd (insurer of nuclear utilities, 2006-2017), a member of the Board of Trustees and Audit Committee of the Eaton Vance Funds (2007-2010), a member of the Board of Directors of Aviva USA (formerly AmerUs) (insurance, 2004-2014), and a member of the Board of Trustees and Audit Committee and Chair of the Investment Committee of CIFG (financial guaranty insurance, 2009-2012), and a member of the Board of Directors of Kin Group Plc (formerly, Fitbug Holdings) (health and technology, 2016-2017).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers LLC (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present). Previously, Mr. Gryglewicz served as Chief Compliance Officer of certain Fidelity® funds (2014-2018).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Christina H. Lee (1975)

Year of Election or Appointment: 2018

Assistant Secretary

Ms. Lee also serves as Assistant Secretary of other funds. Ms. Lee serves as Vice President, Associate General Counsel (2014-present) and is an employee of Fidelity Investments (2007-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.32%	$1,000.00	$1,032.60	$1.62**
Hypothetical-C		$1,000.00	$1,023.34	$1.61**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the Fund level expense contract and/ or expense cap, effective April 1, 2019, and July 1,2019, had been in effect during the entire current period, the restated annualized expense ratio would have been .28% and the expenses paid in the actual and hypothetical examples above would have been $1.42 and $1.41, respectively.

Distributions (Unaudited)

The fund designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 86% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

STE-ANN-0719
1.9890707.100

Item 2.

Code of Ethics

As of the end of the period, May 31, 2019, Fidelity Rutland Square Trust II (the “trust”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Heidi L. Steiger is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Steiger is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Strategic Advisers Core Fund, Strategic Advisers Fidelity Core Income Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Fidelity U.S. Total Stock Fund, Strategic Advisers Growth Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Tax-Sensitive Short Duration Fund and Strategic Advisers Value Fund (the “Funds”):

Services Billed by PwC

May 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Core Fund	$47,000	$3,700	$4,200	$7,800
Strategic Advisers Fidelity Core Income Fund	$43,000	$2,100	$4,000	$4,800
Strategic Advisers Fidelity Emerging Markets Fund	$23,000	$1,200	$3,000	$2,700
Strategic Advisers Fidelity U.S. Total Stock Fund	$46,000	$3,500	$3,700	$7,300
Strategic Advisers Growth Fund	$47,000	$3,700	$4,000	$7,800
Strategic Advisers Short Duration Fund	$44,000	$3,500	$3,300	$7,200
Strategic Advisers Tax-Sensitive Short Duration Fund	$44,000	$3,400	$2,700	$7,000
Strategic Advisers Value Fund	$47,000	$3,700	$4,000	$7,800

May 31, 2018 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Core Fund	$42,000	$3,800	$7,100	$7,200
Strategic Advisers Fidelity Core Income Fund	$-	$-	$-	$-
Strategic Advisers Fidelity Emerging Markets Fund	$-	$-	$-	$-
Strategic Advisers Fidelity U.S. Total Stock Fund	$26,000	$600	$3,700	$1,000
Strategic Advisers Growth Fund	$42,000	$3,800	$4,000	$7,200
Strategic Advisers Short Duration Fund	$39,000	$3,500	$3,300	$6,700
Strategic Advisers Tax-Sensitive Short Duration Fund	$37,000	$1,400	$2,700	$2,600
Strategic Advisers Value Fund	$42,000	$3,800	$4,000	$7,200

A Amounts may reflect rounding.

B Strategic Advisers Fidelity Core Income Fund commenced operations on October 16, 2018 and Strategic Advisers Fidelity Emerging Markets Fund commenced operations on October 30, 2018.

C Strategic Advisers Fidelity U.S. Total Stock Fund commenced operations on March 20, 2018 and Strategic Advisers Tax-Sensitive Short Duration Fund commenced operations on December 28, 2017.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, LLC (“Strategic Advisers”) and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	May 31, 2019A,B	May 31, 2018A,B,C
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Fidelity Core Income Fund and Strategic Advisers Fidelity Emerging Markets Fund’s commencement of operations.

C May include amounts billed prior to the Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2019A,B	May 31, 2018A,B,C
PwC	$12,360,000	$10,975,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Fidelity Core Income Fund and Strategic Advisers Fidelity Emerging Markets Fund’s commencement of operations.

C May include amounts billed prior to the Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers’ review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 25, 2019